     As Filed with the Securities and Exchange Commission on April 17, 2015



                                      REGISTRATION NOS. 333-160722 and 811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                    POST-EFFECTIVE AMENDMENT NO. 6                    [X]
                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          AMENDMENT NO. 236                           [X]
  (CHECK APPROPRIATE BOX OR BOXES)


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, Including Area Code:(212) 578-9500


                     Name and Address of Agent for Service:

                           RICARDO A. ANZALDUA, ESQ.

                  Executive Vice President and General Counsel
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166

                                    COPY TO:
                                W. THOMAS CONNER
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373
                                 ------------

Approximate Date of Proposed Public Offering: On May 1, 2015 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Registration Statement incorporates by reference the two supplements dated April 28, 2014 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2014 pursuant to paragraph (b) of Rule 485.


This Registration Statement incorporates by reference the two supplements dated April 29, 2013 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 16, 2013 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2012 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2012 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2011 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 15, 2011 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2010 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 20, 2010 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the prospectus dated April 30, 1999 (the "Prospectus") and the following supplements to the Prospectus for the contracts:

Supplement dated November 9, 2009 to the Prospectus (As Annually Supplemented); Supplements dated May 1, 2009 to the Prospectus (As Annually Supplemented); Supplement dated April 28, 2008 to the Prospectus (As Annually Supplemented); Supplement dated October 19, 2007 to the Prospectus (As Supplemented); Supplement dated April 30, 2007 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2006 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2005 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2004 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2003 to the Prospectus (As Annually Supplemented); Supplement dated October 4, 2002 to the Prospectus, As Supplemented May 1, 2002; Supplement dated May 1, 2002 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2001 to the Prospectus, As Supplemented May 1, 2000; Supplement dated January 22, 2001 to Prospectuses dated May 1, 2000 and April 30, 1999, as supplemented May 1, 2000; and Supplement dated May 1, 2000 to the Prospectus, as filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on November 2, 2009.

                               ZENITH ACCUMULATOR


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY


                          SUPPLEMENT DATED MAY 1, 2015
        TO THE PROSPECTUS DATED APRIL 30, 1999 AS ANNUALLY SUPPLEMENTED.

     The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").



1.  GENERAL TAX TREATMENT OF ANNUITIES

     For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.


     Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.


     Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.


     The 2011 PR Code provides an exclusion from gross income for amounts received as a qualified retirement annuity from a private employer due to separation from employment. The annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with the 3% inclusion in gross income test described above.


     The following example illustrates the applicability of the exclusion. An annuity was bought in 2005, for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 years old beneficiary of the annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other $3,000, $2,700 will be attributed to the recovery of the consideration paid and $300 will have to be included in gross income (3% of $10,000). If the beneficiary of the annuity receives exempt amounts attributable to the consideration paid totalizing $10,000, then all amounts he receives thereafter under the annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the beneficiary would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.


     No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 15%.



2.  A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

     A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.


     The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.


     When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.


     The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.


     If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.


     A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.


     Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.



3.  A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

     A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.


     Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.


     The trust created under the qualified plan is exempt from tax on its investment income.


a.  Contributions

     The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b.  Distributions

     The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.


     In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.


     Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.


     A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico bank deposits.


     In the case of distributions in the form of annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described in (1) -above, will generally constitute ordinary income subject to a 10% withholding tax.

     The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


c.  Rollover

     Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.



4.  ERISA CONSIDERATIONS

     In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section -1022(i)(l). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(l) would be applicable to transfers taking effect after December 31, 2012.


     Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.



5.  A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

     A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01 of the 2011 PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.


     This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.


     An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.


     Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.


a.  Contributions

     A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

     Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


     The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.


b.  Distributions

     Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.



ZAVA-PR2015

                               ZENITH ACCUMULATOR


                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                            New York, New York 10166



                               Designated Office:
                         Annuity Administrative Office
                                 P.O. Box 14594
                           Des Moines, IA 50306-3594



                          SUPPLEMENT DATED MAY 1, 2015
       TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


     This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by Metropolitan Life Separate Account E (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2015, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, New York 10036 or telephoning 1-800-777-5897.

     We currently are not offering any new Contracts. However, holders of existing Contracts may continue to make purchase payments.

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
      American Funds Bond Fund
      American Funds Global Small Capitalization Fund
      American Funds Growth Fund
      American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
      Equity-Income Portfolio
MET INVESTORS SERIES TRUST
      Clarion Global Real Estate Portfolio -- Class B
      ClearBridge Aggressive Growth Portfolio -- Class A
      Harris Oakmark International Portfolio -- Class E
      Invesco Mid Cap Value Portfolio -- Class B
      Invesco Small Cap Growth Portfolio -- Class B
      Lord Abbett Bond Debenture Portfolio -- Class B
      MetLife Asset Allocation 100 Portfolio -- Class A
      MFS(R) Research International Portfolio -- Class B
      Morgan Stanley Mid Cap Growth Portfolio -- Class B
      Oppenheimer Global Equity Portfolio -- Class B
      PIMCO Inflation Protected Bond Portfolio -- Class B
      PIMCO Total Return Portfolio -- Class B
      SSGA Growth and Income ETF Portfolio -- Class B
      SSGA Growth ETF Portfolio -- Class B
      T. Rowe Price Mid Cap Growth Portfolio -- Class B

      WMC Large Cap Research Portfolio -- Class B
METROPOLITAN SERIES FUND
      Baillie Gifford International Stock Portfolio -- Class A Barclays Aggregate Bond Index Portfolio -- Class B BlackRock Bond Income Portfolio -- Class A
      BlackRock Capital Appreciation Portfolio -- Class A BlackRock Large Cap Value Portfolio -- Class E
      BlackRock Money Market Portfolio -- Class A
      Frontier Mid Cap Growth Portfolio -- Class B
      Jennison Growth Portfolio -- Class A
      Loomis Sayles Small Cap Core Portfolio -- Class A
      Loomis Sayles Small Cap Growth Portfolio -- Class B Met/Artisan Mid Cap Value Portfolio -- Class A
      MetLife Asset Allocation 20 Portfolio -- Class B
      MetLife Asset Allocation 40 Portfolio -- Class B
      MetLife Asset Allocation 60 Portfolio -- Class B
      MetLife Asset Allocation 80 Portfolio -- Class B
      MetLife Mid Cap Stock Index Portfolio -- Class B
      MetLife Stock Index Portfolio -- Class B
      MFS(R) Total Return Portfolio -- Class E
      MFS(R) Value Portfolio -- Class A

      MSCI EAFE(R) Index Portfolio -- Class B
      Neuberger Berman Genesis Portfolio -- Class A
      Russell 2000(R) Index Portfolio -- Class B
      T. Rowe Price Large Cap Growth Portfolio -- Class B
      T. Rowe Price Small Cap Growth Portfolio -- Class B

      Western Asset Management Strategic Bond Opportunities Portfolio -- Class
         A
      Western Asset Management U.S. Government Portfolio -- Class A
      WMC Balanced Portfolio -- Class B
      WMC Core Equity Opportunities Portfolio --
         Class A

     Please see "Additional Information Regarding Eligible Funds" for more information.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP:// WWW.SEC.GOV.

     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY (FINRA) PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.

     CURRENT PROSPECTUSES FOR THE ELIGIBLE FUNDS CAN BE OBTAINED BY CALLING 1-800-777-5897.

     WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS (ALSO KNOWN AS "DIVISIONS" OR "SUB-ACCOUNTS") OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                 EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


        Sales Charge Imposed on Purchase Payments...........................              None
        Contingent Deferred Sales Charge (as a percentage of Contract Value)   6.5% declining annually--
                                                                                      See Note (1)
        Transfer Fee(2).....................................................   $10

--------
NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:


IF WITHDRAWN DURING CONTRACT YEAR      CHARGE
-----------------------------------   -------
  1................................   6.5%
  2................................   6.0%
  3................................   5.5%
  4................................   5.0%
  5................................   4.5%
  6................................   4.0%
  7................................   3.5%
  8................................   3.0%
  9................................   2.0%
  10...............................   1.0%
  11...............................   0%

(2) Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


        Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the Divisions)


                                                                AMERICAN FUNDS
                                                                BOND DIVISION,
                                                                AMERICAN FUNDS
                                                                GROWTH-INCOME
                                                                  DIVISION,
                                                                AMERICAN FUNDS
                                                               GROWTH DIVISION,
                                                              AND AMERICAN FUNDS          ALL
                                                                 GLOBAL SMALL            OTHER
                                                           CAPITALIZATION DIVISION     DIVISIONS
                                                          -------------------------   ----------
       Mortality and Expense Risk Charge(2)............   1.20%                        .95%
       Administration Asset Charge.....................    .40%                        .40%
                                                          ----                         ---
         Total Variable Account Annual Expenses........   1.60%                       1.35%
                                                          ====                        ====

--------
NOTE:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Division investing in the WMC Large Cap Research Portfolio. We will waive the following amount of the Mortality and Expense Risk Charge: an amount, if any, equal to the Eligible Fund expenses that are in excess of the indicated percentage for the Division investing in the following Eligible
      Fund: 0.87% for the Division investing in the Oppenheimer Global Equity Portfolio -- Class B.



ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2014

     The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1 fees if applicable, and other expenses. The Eligible Funds provided this information and we have not independently verified it. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds can be obtained by calling 800-777-5897.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                     MINIMUM*     MAXIMUM
                                                                                    ----------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................     0.27%       1.20%



                                                                                              MINIMUM*     MAXIMUM
                                                                                             ----------   --------
Net Total Annual Fund Operating Expenses (1)
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any applicable waiver or expense
 reimbursement)...........................................................................     0.26%       1.11%






NOTE:
(1)
The range of Net Total Annual Eligible Fund Operating Expenses takes into account arrangements for certain Eligible
Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses for a period of at
least one year from the date of the portfolio's 2015 prospectus as described in more detail below.
*
Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional
Mortality and Expense Risk charge applies.



ELIGIBLE FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                 DISTRIBUTION              ACQUIRED
                                                    AND/OR                   FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                           FEE          FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ -------------- ---------- ---------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund..........    0.37%         0.25%        0.02%       --        0.64%           --          0.64%
American Funds Global Small
 Capitalization Fund..............    0.70%         0.25%        0.04%       --        0.99%           --          0.99%
American Funds Growth Fund........    0.33%         0.25%        0.02%       --        0.60%           --          0.60%
American Funds Growth-Income
 Fund.............................    0.27%         0.25%        0.02%       --        0.54%           --          0.54%

                                                     DISTRIBUTION             ACQUIRED
                                                        AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                       SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...............    0.45%       --            0.09%    0.06%        0.60%       --              0.60%
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio
 -- Class B...........................    0.59%     0.25%           0.05%      --         0.89%       --              0.89%
ClearBridge Aggressive Growth
 Portfolio -- Class A.................    0.55%       --            0.02%      --         0.57%     0.01%             0.56%
Harris Oakmark International
 Portfolio -- Class E.................    0.77%     0.15%           0.06%      --         0.98%     0.02%             0.96%
Invesco Mid Cap Value Portfolio --
 Class B..............................    0.64%     0.25%           0.05%    0.04%        0.98%     0.02%             0.96%
Invesco Small Cap Growth Portfolio
 -- Class B...........................    0.84%     0.25%           0.03%      --         1.12%     0.01%             1.11%
Lord Abbett Bond Debenture Portfolio
 -- Class B...........................    0.51%     0.25%           0.04%      --         0.80%     0.01%             0.79%
MetLife Asset Allocation 100 Portfolio
 -- Class A...........................    0.07%       --            0.01%    0.68%        0.76%       --              0.76%
MFS(R) Research International
 Portfolio -- Class A++...............    0.69%       --            0.07%      --         0.76%     0.06%             0.70%
MFS(R) Research International
 Portfolio -- Class B.................    0.69%     0.25%           0.07%      --         1.01%     0.06%             0.95%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.................    0.64%     0.25%           0.05%      --         0.94%     0.01%             0.93%
Oppenheimer Global Equity Portfolio
 -- Class B...........................    0.66%     0.25%           0.08%      --         0.99%     0.06%             0.93%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.................    0.47%     0.25%           0.09%      --         0.81%     0.01%             0.80%
PIMCO Total Return Portfolio --
 Class B..............................    0.48%     0.25%           0.03%      --         0.76%     0.04%             0.72%
SSGA Growth and Income ETF
 Portfolio -- Class B.................    0.30%     0.25%           0.01%    0.22%        0.78%       --              0.78%
SSGA Growth ETF Portfolio --
 Class B..............................    0.31%     0.25%           0.03%    0.24%        0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.................    0.75%     0.25%           0.03%      --         1.03%       --              1.03%
WMC Large Cap Research Portfolio
 -- Class B...........................    0.57%     0.25%           0.03%      --         0.85%     0.05%             0.80%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class A.................    0.79%       --            0.08%      --         0.87%     0.12%             0.75%
Barclays Aggregate Bond Index
 Portfolio -- Class B.................    0.25%     0.25%           0.03%      --         0.53%     0.00%             0.53%
BlackRock Bond Income Portfolio --
 Class A..............................    0.32%       --            0.03%      --         0.35%     0.00%             0.35%

                                                        DISTRIBUTION             ACQUIRED
                                                           AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                          SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                           MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
BlackRock Capital Appreciation
 Portfolio -- Class A....................    0.69%       --          0.02%        --         0.71%     0.06%           0.65%
BlackRock Large Cap Value Portfolio
 -- Class E..............................    0.63%     0.15%         0.02%        --         0.80%     0.03%           0.77%
BlackRock Money Market Portfolio --
 Class A.................................    0.34%       --          0.03%        --         0.37%     0.02%           0.35%
Frontier Mid Cap Growth Portfolio --
 Class B.................................    0.71%     0.25%         0.05%        --         1.01%     0.01%           1.00%
Jennison Growth Portfolio --
 Class A.................................    0.59%       --          0.03%        --         0.62%     0.08%           0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A....................    0.90%       --          0.06%      0.07%        1.03%     0.08%           0.95%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B....................    0.90%     0.25%         0.05%        --         1.20%     0.09%           1.11%
Met/Artisan Mid Cap Value Portfolio
 -- Class A..............................    0.81%       --          0.03%        --         0.84%       --            0.84%
MetLife Asset Allocation 20 Portfolio
 -- Class B..............................    0.09%     0.25%         0.03%      0.52%        0.89%     0.02%           0.87%
MetLife Asset Allocation 40 Portfolio
 -- Class B..............................    0.06%     0.25%           --       0.56%        0.87%       --            0.87%
MetLife Asset Allocation 60 Portfolio
 -- Class B..............................    0.05%     0.25%           --       0.60%        0.90%       --            0.90%
MetLife Asset Allocation 80 Portfolio
 -- Class B..............................    0.05%     0.25%         0.01%      0.65%        0.96%       --            0.96%
MetLife Mid Cap Stock Index
 Portfolio -- Class B....................    0.25%     0.25%         0.05%      0.01%        0.56%     0.00%           0.56%
MetLife Stock Index Portfolio --
 Class A+................................    0.25%       --          0.02%        --         0.27%     0.01%           0.26%
MetLife Stock Index Portfolio --
 Class B.................................    0.25%     0.25%         0.02%        --         0.52%     0.01%           0.51%
MFS(R) Total Return Portfolio --
 Class A+................................    0.55%       --          0.05%        --         0.60%       --            0.60%
MFS(R) Total Return Portfolio --
 Class E.................................    0.55%     0.15%         0.05%        --         0.75%       --            0.75%
MFS(R) Value Portfolio -- Class A........    0.70%       --          0.02%        --         0.72%     0.14%           0.58%
MSCI EAFE(R) Index Portfolio --
 Class B.................................    0.30%     0.25%         0.10%      0.01%        0.66%     0.00%           0.66%
Neuberger Berman Genesis Portfolio
 -- Class A..............................    0.80%       --          0.03%        --         0.83%     0.00%           0.83%
Russell 2000(R) Index Portfolio --
 Class B.................................    0.25%     0.25%         0.07%      0.05%        0.62%     0.01%           0.61%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B....................    0.60%     0.25%         0.03%        --         0.88%     0.02%           0.86%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B....................    0.47%     0.25%         0.04%        --         0.76%       --            0.76%

                                                        DISTRIBUTION             ACQUIRED
                                                           AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                          SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                           MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A.................................    0.59%       --            0.06%       --        0.65%         0.04%         0.61%
Western Asset Management
 U.S. Government Portfolio --
 Class A.................................    0.47%       --            0.02%       --        0.49%         0.01%         0.48%
WMC Balanced Portfolio -- Class B........    0.46%     0.25%           0.07%       --        0.78%         0.00%         0.78%
WMC Core Equity Opportunities
 Portfolio -- Class A....................    0.70%       --            0.03%       --        0.73%         0.11%         0.62%

+     Aavailable under Contracts issued prior to May 1, 1995.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)


     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $948      $1,456      $1,978      $3,229
  (b)............     $861      $1,192      $1,533      $2,296


   (2) If you do not surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $284        $869      $1,477      $3,105
  (b)............     $192        $590      $1,009      $2,161

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:
(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.079% has been used. (See Note
      (1) to the second table on p. A-3.)

(2) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)


     Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-25).



                                  THE COMPANY


     Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers. Through its subsidiaries and affiliates, MetLife holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.



                      INVESTMENTS OF THE VARIABLE ACCOUNT


     Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."


     The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the prospectuses for the Eligible Funds. They should be read along with this prospectus. Current prospectuses for the Eligible Funds can be obtained by calling 1-800-777-5897.


ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
 AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund          Seeks as high a level of current income       Capital Research and
                                    as is consistent with the preservation of     Management Company
                                    capital.
  American Funds Global Small       Seeks long-term growth of capital.            Capital Research and
   Capitalization Fund                                                            Management Company
  American Funds Growth Fund        Seeks growth of capital.                      Capital Research and
                                                                                  Management Company
  American Funds                    Seeks long-term growth of capital and         Capital Research and
   Growth-Income Fund               income.                                       Management Company
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio           Seeks reasonable income. The fund will        Fidelity Management & Research
                                    also consider the potential for capital       Company
                                    appreciation. The fund's goal is to           Subadviser: FMR Co., Inc.
                                    achieve a yield which exceeds the
                                    composite yield on the securities
                                    comprising the S&P 500(R) Index.
 MET INVESTORS SERIES TRUST
  Clarion Global Real Estate        Seeks total return through investment in      MetLife Advisers, LLC
   Portfolio -- Class B             real estate securities, emphasizing both      Subadviser: CBRE Clarion
                                    capital appreciation and current income.      Securities LLC
  ClearBridge Aggressive            Seeks capital appreciation.                   MetLife Advisers, LLC
   Growth Portfolio -- Class A                                                    Subadviser: ClearBridge
                                                                                  Investments, LLC
  Harris Oakmark International      Seeks long-term capital appreciation.         MetLife Advisers, LLC
   Portfolio -- Class E                                                           Subadviser: Harris Associates
                                                                                  L.P.
  Invesco Mid Cap Value             Seeks high total return by investing in       MetLife Advisers, LLC
   Portfolio -- Class B             equity securities of mid-sized companies.     Subadviser: Invesco Advisers,
                                                                                  Inc.
  Invesco Small Cap Growth          Seeks long-term growth of capital.            MetLife Advisers, LLC
   Portfolio -- Class B                                                           Subadviser: Invesco Advisers,
                                                                                  Inc.
  Lord Abbett Bond Debenture        Seeks high current income and the             MetLife Advisers, LLC
   Portfolio -- Class B             opportunity for capital appreciation to       Subadviser: Lord, Abbett & Co.
                                    produce a high total return.                  LLC
  MetLife Asset Allocation 100      Seeks growth of capital.                      MetLife Advisers, LLC
   Portfolio -- Class A
  MFS(R) Research International     Seeks capital appreciation.                   MetLife Advisers, LLC
   Portfolio -- Class A++                                                         Subadviser: Massachusetts
                                                                                  Financial Services Company

ELIGIBLE FUND                        INVESTMENT OBJECTIVE                           INVESTMENT ADVISER/SUBADVISER
  MFS(R) Research International      Seeks capital appreciation.                    MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: Massachusetts
                                                                                    Financial Services Company
  Morgan Stanley Mid Cap             Seeks capital appreciation.                    MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                      Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
  Oppenheimer Global Equity          Seeks capital appreciation.                    MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: OppenheimerFunds,
                                                                                    Inc.
  PIMCO Inflation Protected          Seeks maximum real return, consistent          MetLife Advisers, LLC
   Bond Portfolio -- Class B         with preservation of capital and prudent       Subadviser: Pacific Investment
                                     investment management.                         Management Company LLC
  PIMCO Total Return Portfolio       Seeks maximum total return, consistent         MetLife Advisers, LLC
   -- Class B                        with the preservation of capital and           Subadviser: Pacific Investment
                                     prudent investment management.                 Management Company LLC
  SSGA Growth and Income ETF         Seeks growth of capital and income.            MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: SSGA Funds
                                                                                    Management, Inc.
  SSGA Growth ETF Portfolio --       Seeks growth of capital.                       MetLife Advisers, LLC
   Class B                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
  T. Rowe Price Mid Cap Growth       Seeks long-term growth of capital.             MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
  WMC Large Cap Research             Seeks long-term capital appreciation.          MetLife Advisers, LLC
   Portfolio -- Class B                                                             Subadviser: Wellington
                                                                                    Management Company LLP
 METROPOLITAN SERIES FUND
  Baillie Gifford International      Seeks long-term growth of capital.             MetLife Advisers, LLC
   Stock Portfolio -- Class A                                                       Subadviser: Baillie Gifford
                                                                                    Overseas Limited
  Barclays Aggregate Bond            Seeks to track the performance of the          MetLife Advisers, LLC
   Index Portfolio -- Class B        Barclays U.S. Aggregate Bond Index.            Subadviser: MetLife Investment
                                                                                    Management, LLC
  BlackRock Bond Income              Seeks a competitive total return primarily     MetLife Advisers, LLC
   Portfolio -- Class A              from investing in fixed-income securities.     Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Capital Appreciation     Seeks long-term growth of capital.             MetLife Advisers, LLC
   Portfolio -- Class A                                                             Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Large Cap Value          Seeks long-term growth of capital.             MetLife Advisers, LLC
   Portfolio -- Class E                                                             Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Money Market             Seeks a high level of current income           MetLife Advisers, LLC
   Portfolio -- Class A              consistent with preservation of capital.       Subadviser: BlackRock Advisors,
                                                                                    LLC

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
  Frontier Mid Cap Growth           Seeks maximum capital appreciation.         MetLife Advisers, LLC
   Portfolio -- Class B                                                         Subadviser: Frontier Capital
                                                                                Management Company, LLC
  Jennison Growth Portfolio --      Seeks long-term growth of capital.          MetLife Advisers, LLC
   Class A                                                                      Subadviser: Jennison Associates
                                                                                LLC
  Loomis Sayles Small Cap Core      Seeks long-term capital growth from         MetLife Advisers, LLC
   Portfolio -- Class A             investments in common stocks or other       Subadviser: Loomis, Sayles &
                                    equity securities.                          Company, L.P.
  Loomis Sayles Small Cap           Seeks long-term capital growth.             MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                  Subadviser: Loomis, Sayles &
                                                                                Company, L.P.
  Met/Artisan Mid Cap Value         Seeks long-term capital growth.             MetLife Advisers, LLC
   Portfolio -- Class A                                                         Subadviser: Artisan Partners
                                                                                Limited Partnership
  MetLife Asset Allocation 20       Seeks a high level of current income,       MetLife Advisers, LLC
   Portfolio -- Class B             with growth of capital as a secondary
                                    objective.
  MetLife Asset Allocation 40       Seeks high total return in the form of      MetLife Advisers, LLC
   Portfolio -- Class B             income and growth of capital, with a
                                    greater emphasis on income.
  MetLife Asset Allocation 60       Seeks a balance between a high level of     MetLife Advisers, LLC
   Portfolio -- Class B             current income and growth of capital,
                                    with a greater emphasis on growth of
                                    capital.
  MetLife Asset Allocation 80       Seeks growth of capital.                    MetLife Advisers, LLC
   Portfolio -- Class B
  MetLife Mid Cap Stock Index       Seeks to track the performance of the       MetLife Advisers, LLC
   Portfolio -- Class B             Standard & Poor's MidCap 400(R)             Subadviser: MetLife Investment
                                    Composite Stock Price Index.                Management, LLC
  MetLife Stock Index Portfolio     Seeks to track the performance of the       MetLife Advisers, LLC
   -- Class A+                      Standard & Poor's 500(R) Composite          Subadviser: MetLife Investment
                                    Stock Price Index.                          Management, LLC
  MetLife Stock Index Portfolio     Seeks to track the performance of the       MetLife Advisers, LLC
   -- Class B                       Standard & Poor's 500(R) Composite          Subadviser: MetLife Investment
                                    Stock Price Index.                          Management, LLC
  MFS(R) Total Return Portfolio     Seeks a favorable total return through      MetLife Advisers, LLC
   -- Class A+                      investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                Financial Services Company
  MFS(R) Total Return Portfolio     Seeks a favorable total return through      MetLife Advisers, LLC
   -- Class E                       investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                Financial Services Company
  MFS(R) Value Portfolio --         Seeks capital appreciation.                 MetLife Advisers, LLC
   Class A                                                                      Subadviser: Massachusetts
                                                                                Financial Services Company

ELIGIBLE FUND                         INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the         MetLife Advisers, LLC
   -- Class B                         MSCI EAFE(R) Index.                           Subadviser: MetLife Investment
                                                                                    Management, LLC
  Neuberger Berman Genesis            Seeks high total return, consisting           MetLife Advisers, LLC
   Portfolio -- Class A               principally of capital appreciation.          Subadviser: Neuberger Berman
                                                                                    Management LLC
  Russell 2000(R) Index Portfolio     Seeks to track the performance of the         MetLife Advisers, LLC
   -- Class B                         Russell 2000(R) Index.                        Subadviser: MetLife Investment
                                                                                    Management, LLC
  T. Rowe Price Large Cap             Seeks long-term growth of capital.            MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                      Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
  T. Rowe Price Small Cap             Seeks long-term capital growth.               MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                      Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
  Western Asset Management            Seeks to maximize total return consistent     MetLife Advisers, LLC
   Strategic Bond Opportunities       with preservation of capital.                 Subadviser: Western Asset
   Portfolio -- Class A                                                             Management Company
  Western Asset Management            Seeks to maximize total return consistent     MetLife Advisers, LLC
   U.S. Government Portfolio          with preservation of capital and              Subadviser: Western Asset
   -- Class A                         maintenance of liquidity.                     Management Company
  WMC Balanced Portfolio --           Seeks long-term capital appreciation with     MetLife Advisers, LLC
   Class B                            some current income.                          Subadviser: Wellington
                                                                                    Management Company LLP
  WMC Core Equity                     Seeks to provide a growing stream of          MetLife Advisers, LLC
   Opportunities Portfolio --         income over time and, secondarily,            Subadviser: Wellington
   Class A                            long-term capital appreciation and            Management Company LLP
                                      current income.

+     Aavailable under Contracts issued prior to May 1, 1995.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



ADDITIONAL INFORMATION REGARDING ELIGIBLE FUNDS


MET INVESTORS SERIES TRUST




     Class A shares of MFS(R) Research International are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008). See Expense Table--Met Investors Series Trust (p. A-5).

METROPOLITAN SERIES FUND ("METROPOLITAN FUND")

     An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


     For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available. See the Expense Table-- Metropolitan Series Fund (p. A-6) for expense differences for these classes.


     For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available. See the Expense Table--Metropolitan Series Fund (p. A-6) for Expense differences for these classes.


                                     * * *




     For more information regarding the Investment Adviser and the subadviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.


     For more information regarding the Investment Adviser and the subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the Investment Adviser, see the American Funds Insurance Series(R) prospectus and its Statement of Additional Information.


     Fidelity Management & Research Company is the Investment Manager for the Portfolio of the Variable Insurance Products Fund. For more information about the Investment Manager, see the Variable Insurance Products fund prospectus and its Statement of Additional Information which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.


     You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series(R) or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the
Contract:

   o  For the Metropolitan Fund we offer Class A shares of the Baillie Gifford
                                         -------
      International Stock, BlackRock Bond Income, BlackRock Capital

      Appreciation, BlackRock Money Market, Jennison Growth, Loomis Sayles

      Small Cap Core, Met/Artisan Mid Cap Value, MetLife Stock Index (for

      Contracts issued before May 1, 1995), MFS(R) Total Return (for Contracts issued before May 1, 1995), MFS(R) Value, Neuberger Berman Genesis, WMC

      Core Equity Opportunities, Western Asset Management Strategic Bond

      Opportunities and Western Asset Management U.S. Government Portfolios;

      Class B shares of the Barclays Aggregate Bond Index, Frontier Mid Cap
      -------
      Growth, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock

      Index (for Contracts issued on and after May 1, 1995), MSCI EAFE(R)

      Index, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe

      Price Small Cap Growth, MetLife Asset Allocation 20, MetLife Asset

      Allocation 40, MetLife Asset Allocation 60, MetLife Asset Allocation 80,

      and WMC Balanced Portfolios; and Class E shares of the BlackRock Large
                                       -------
      Cap Value and MFS(R) Total Return (for Contracts issued on or after May 1, 1995) Portfolios.

   o  For the Met Investors Series Trust, we offer Class B shares for all
                                                   -------
      Portfolios except the Harris Oakmark International Portfolio, which is

      Class E,and the ClearBridge Aggressive Growth Portfolio, MFS(R) Research
      -------
      International Portfolio and MetLife Asset Allocation 100 Portfolio which are Class A.
          -------

   o  For the American Funds Insurance Series(R), we offer Class 2 shares
                                                           -------
      only.

   o  For Fidelity(R) Variable Insurance Products, we offer Initial Class
                                                            -------------
      only.


     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is Metropolitan Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described below) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.


     Subject to our restrictions on "frequent transfers", requests for division transfers, address changes or reallocation of future purchase payments may be made:

   o By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o  Through your Registered Representative

   o In writing to Metropolitan Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or

   o  By fax (515) 457-4301

   o For transfers or reallocation of future purchase payments, by Internet at http://www.metlife.com


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.


     Current prospectuses for the Eligible Funds can be obtained by calling 1-800-777-5897.


     All other requests must be in written form, satisfactory to us. We may allow for a withdrawal, transfer, or reallocation over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.


     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.


     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). - For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. - Despite these protocols, a cybersecurity breach could have a material, negative impact on MLIC and the Variable Account, as well as individual Owners and their contracts. - Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. - Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. - Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


     A recording of daily unit values is available by calling 1-800-333-2501.



                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS


     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the previous purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.


     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.


     In the case of certain IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


     Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



                       FEDERAL INCOME TAX CONSIDERATIONS


     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person as a designated beneficiary, such as a trust or estate, may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


     The following discussion generally applies to Contracts owned by natural persons.


     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


     It is conceivable that the charges for certain benefits such as the guaranteed death benefit could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.


     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.


     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment divisions after the annuity starting date. Consult your own tax advisor.

     Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from nonqualified annuity contracts (as well as interest, dividends and certain other items).


     The new 3.8% Medicare tax is imposed on the lesser of

      1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in Item 2.


     The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


     Partial Annuitization. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.


     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2015, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.


     THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2015. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59- 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59- 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     The IRS adopted regulations in 2007 affecting 403(b) plans and arrangements. As part of these regulations, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


     In consideration of these regulations, we have determined to only make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.


     If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Section 457(b) Plan. An eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes they may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.



                           DISTRIBUTION OF CONTRACTS


     Effective April 28, 2014, MetLife Investors Distribution Company ("MLIDC") replaced New England Securities Corporation as the principal underwriter and distributor of the contracts. The principal executive offices of MLIDC are located at 1095 Avenue of the Americas, New York, NY 10036.

                              FINANCIAL STATEMENTS


     Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897.



                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



                     METROPOLITAN LIFE SEPARATE ACCOUNT E++
                        CONDENSED FINANCIAL INFORMATION
--------
++ Effective November 9, 2009, the Company transferred the assets of each of the Sub-Accounts of The New England Variable Account with and into the Investment Divisions ("Divisions") of Metropolitan Life Separate Account E.


     Set forth below are accumulation unit values through December 31, 2014 for each Division of Metropolitan Life Separate Account E


                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
Baillie Gifford International Stock Division (Class A) (previously Julius Baer
International Stock Division and before that FI International Stock
 Sub-Account and before that Putnam International Stock Sub-Account and before that Morgan
Stanley International Magnum Equity
 Sub-Account)
  01/01/2005 to 12/31/2005........    1.403215         1.633696             6,649,210
  01/01/2006 to 12/31/2006........    1.633696         1.877631             4,823,394
  01/01/2007 to 12/31/2007........    1.877631         2.043649             3,618,640
  01/01/2008 to 12/31/2008........    2.043649         1.126487             2,767,234
  01/01/2009 to 12/31/2009........    1.126487         1.357766             2,221,387
  01/01/2010 to 12/31/2010........    1.357766         1.436168             2,081,244
  01/01/2011 to 12/31/2011........    1.436168         1.135379             1,758,621
  01/01/2012 to 12/31/2012........    1.135379         1.338699             1,465,179
  01/01/2013 to 12/31/2013........    1.338699         1.526021             1,277,453
  01/01/2014 to 12/31/2014........    1.526021         1.458824               910,640
Barclays Aggregate Bond Index Division (Class B)
  01/01/2005 to 12/31/2005........    1.281466         1.287755             2,859,445
  01/01/2006 to 12/31/2006........    1.287755         1.318979             1,918,121
  01/01/2007 to 12/31/2007........    1.318979         1.387871             1,627,912
  01/01/2008 to 12/31/2008........    1.387871         1.446309             1,375,741
  01/01/2009 to 12/31/2009........    1.446309         1.497972             1,199,574
  01/01/2010 to 12/31/2010........    1.497972         1.562027             1,067,756
  01/01/2011 to 12/31/2011........    1.562027         1.653376             1,013,928
  01/01/2012 to 12/31/2012........    1.653376         1.690215               826,242
  01/01/2013 to 12/31/2013........    1.690215         1.625334               643,500
  01/01/2014 to 12/31/2014........    1.625334         1.691386               605,173
BlackRock Bond Income Division (Class A)
  01/01/2005 to 12/31/2005........    4.776225         4.826075            11,248,007
  01/01/2006 to 12/31/2006........    4.826075         4.971634             8,289,225
  01/01/2007 to 12/31/2007........    4.971634         5.213355             6,912,297
  01/01/2008 to 12/31/2008........    5.213355         4.966949             4,684,401
  01/01/2009 to 12/31/2009........    4.966949         5.364309             3,937,913
  01/01/2010 to 12/31/2010........    5.364309         5.733625             3,308,173
  01/01/2011 to 12/31/2011........    5.733625         6.028218             2,910,885
  01/01/2012 to 12/31/2012........    6.028218         6.395712             2,517,435

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2013 to 12/31/2013........     6.395712          6.261595           2,150,532
  01/01/2014 to 12/31/2014........     6.261595          6.615297           1,818,457
BlackRock Capital Appreciation Division (Class A)
  01/01/2005 to 12/31/2005........     2.611739          2.757292          20,745,322
  01/01/2006 to 12/31/2006........     2.757292          2.832779          15,541,248
  01/01/2007 to 12/31/2007........     2.832779          3.317618          11,489,750
  01/01/2008 to 12/31/2008........     3.317618          2.078103           8,575,721
  01/01/2009 to 12/31/2009........     2.078103          2.804514           7,059,728
  01/01/2010 to 12/31/2010........     2.804514          3.315331           5,886,682
  01/01/2011 to 12/31/2011........     3.315331          2.978340           4,933,420
  01/01/2012 to 12/31/2012........     2.978340          3.360496           4,250,848
  01/01/2013 to 12/31/2013........     3.360496          4.449966           3,426,081
  01/01/2014 to 12/31/2014........     4.449966          4.780936           2,971,479
BlackRock Capital Appreciation Division (Class A) (previously BlackRock Legacy Large Cap
Growth Division (Class B) and before that FI Large Cap
 Sub-Account)
  05/01/2006 to 12/31/2006........    17.174056         17.379668                 102
  01/01/2007 to 12/31/2007........    17.379668         17.783641               9,736
  01/01/2008 to 12/31/2008........    17.783641          9.658129               9,881
  01/01/2009 to 05/01/2009........     9.658129         10.080821                   0
BlackRock Large Cap Value Division (Class E)
  01/01/2005 to 12/31/2005........     1.183913          1.234553             722,685
  01/01/2006 to 12/31/2006........     1.234553          1.451955             925,880
  01/01/2007 to 12/31/2007........     1.451955          1.479249             838,835
  01/01/2008 to 12/31/2008........     1.479249          0.948017             449,810
  01/01/2009 to 12/31/2009........     0.948017          1.039841             318,002
  01/01/2010 to 12/31/2010........     1.039841          1.118262             325,790
  01/01/2011 to 12/31/2011........     1.118262          1.126769             185,073
  01/01/2012 to 12/31/2012........     1.126769          1.268740             148,560
  01/01/2013 to 12/31/2013........     1.268740          1.650856             182,949
  01/01/2014 to 12/31/2014........     1.650856          1.788171             123,778
BlackRock Money Market Division (Class A)
  01/01/2005 to 12/31/2005........     2.333289          2.368696          11,440,636
  01/01/2006 to 12/31/2006........     2.368696          2.449470           9,821,354
  01/01/2007 to 12/31/2007........     2.449470          2.539147           8,598,465
  01/01/2008 to 12/31/2008........     2.539147          2.576485          10,227,886
  01/01/2009 to 12/31/2009........     2.576485          2.552627           6,104,139
  01/01/2010 to 12/31/2010........     2.552627          2.518666           4,439,672
  01/01/2011 to 12/31/2011........     2.518666          2.484983           3,983,593
  01/01/2012 to 12/31/2012........     2.484983          2.451479           2,811,685
  01/01/2013 to 12/31/2013........     2.451479          2.418605           2,616,363
  01/01/2014 to 12/31/2014........     2.418605          2.386173           2,442,639
Clarion Global Real Estate Division (Class B)
  01/01/2005 to 12/31/2005........    12.817831         14.349118             179,430
  01/01/2006 to 12/31/2006........    14.349118         19.477708             296,783
  01/01/2007 to 12/31/2007........    19.477708         16.331587             151,769
  01/01/2008 to 12/31/2008........    16.331587          9.397492              97,041
  01/01/2009 to 12/31/2009........     9.397492         12.491908              70,201
  01/01/2010 to 12/31/2010........    12.491908         14.309532              62,613
  01/01/2011 to 12/31/2011........    14.309532         13.329346              45,991
  01/01/2012 to 12/31/2012........    13.329346         16.567309              37,717
  01/01/2013 to 12/31/2013........    16.567309         16.924694              36,287
  01/01/2014 to 12/31/2014........    16.924694         18.913103              33,238
ClearBridge Aggressive Growth Division (Class A)
  05/02/2011 to 12/31/2011........     0.860177          0.781459             234,706
  01/01/2012 to 12/31/2012........     0.781459          0.915969             216,224
  01/01/2013 to 12/31/2013........     0.915969          1.318536             566,717

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2014 to 12/31/2014........      1.318536         1.549574             862,575
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason ClearBridge Aggressive Growth Division (Class B) and before that Legg Mason
Partners Aggressive Growth Division and before that
 Janus Aggressive Growth Sub-Account and before that Janus Growth Sub-Account)
  01/01/2005 to 12/31/2005........      0.725187         0.812625             599,986
  01/01/2006 to 12/31/2006........      0.812625         0.787821             665,493
  01/01/2007 to 12/31/2007........      0.787821         0.794818             479,275
  01/01/2008 to 12/31/2008........      0.794818         0.477910             216,157
  01/01/2009 to 12/31/2009........      0.477910         0.626917             126,622
  01/01/2010 to 12/31/2010........      0.626917         0.765640             102,491
  01/01/2011 to 04/29/2011........      0.765640         0.860273                   0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A) and before that MFS(R) Investors Trust Sub-Account)
  01/01/2005 to 12/31/2005........      0.865864         0.916386             860,656
  01/01/2006 to 04/30/2006........      0.916386         0.959644                   0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A))
  05/01/2006 to 12/31/2006........      0.954761         1.025283             569,853
  01/01/2007 to 12/31/2007........      1.025283         0.953585             481,759
  01/01/2008 to 12/31/2008........      0.953585         0.428705             363,007
  01/01/2009 to 12/31/2009........      0.428705         0.582780             371,343
  01/01/2010 to 12/31/2010........      0.582780         0.620100             203,483
  01/01/2011 to 04/29/2011........      0.620100         0.659651                   0
ClearBridge Aggressive Growth Division (Class A) (previously ClearBridge Aggressive Growth
Portfolio II Division (Class B))
  04/30/2007 to 12/31/2007........    147.677871       181.223037               1,446
  01/01/2008 to 12/31/2008........    181.223037       103.701306               5,978
  01/01/2009 to 12/31/2009........    103.701306       146.155656               9,958
  01/01/2010 to 12/31/2010........    146.155656       157.747000               6,012
  01/01/2011 to 12/31/2011........    157.747000       143.893132               2,723
  01/01/2012 to 12/31/2012........    143.893132       173.915707               1,960
  01/01/2013 to 12/31/2013........    173.915707       220.975747               1,858
  01/01/2014 to 04/25/2014........    220.975747       230.139777                   0
Fidelity VIP Equity-Income Division (Initial Class)
  01/01/2005 to 12/31/2005........      5.368150         5.607031          11,401,848
  01/01/2006 to 12/31/2006........      5.607031         6.649198           9,106,833
  01/01/2007 to 12/31/2007........      6.649198         6.659949           6,818,806
  01/01/2008 to 12/31/2008........      6.659949         3.767725           5,033,446
  01/01/2009 to 12/31/2009........      3.767725         4.840104           4,053,216
  01/01/2010 to 12/31/2010........      4.840104         5.498669           3,360,529
  01/01/2011 to 12/31/2011........      5.498669         5.477785           2,903,337
  01/01/2012 to 12/31/2012........      5.477785         6.339273           2,457,884
  01/01/2013 to 12/31/2013........      6.339273         8.014750           2,113,359
  01/01/2014 to 12/31/2014........      8.014750         8.596647           1,833,533
Frontier Mid Cap Growth Division (Class B)
  01/01/2005 to 12/31/2005........     37.527489        40.888321               2,225
  01/01/2006 to 12/31/2006........     40.888321        42.950645               1,679
  01/01/2007 to 12/31/2007........     42.950645        50.946162               3,918
  01/01/2008 to 12/31/2008........     50.946162        27.221248               6,226
  01/01/2009 to 12/31/2009........     27.221248        40.032217               7,802
  01/01/2010 to 12/31/2010........     40.032217        45.417694               6,907
  01/01/2011 to 12/31/2011........     45.417694        43.356012               4,807
  01/01/2012 to 12/31/2012........     43.356012        47.345021               4,352
  01/01/2013 to 12/31/2013........     47.345021        61.860416               3,701
  01/01/2014 to 12/31/2014........     61.860416        67.668609               3,766

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
Harris Oakmark International Division (Class E)
  01/01/2005 to 12/31/2005........     1.403956          1.582899          3,570,280
  01/01/2006 to 12/31/2006........     1.582899          2.014401          3,872,901
  01/01/2007 to 12/31/2007........     2.014401          1.967374          3,416,198
  01/01/2008 to 12/31/2008........     1.967374          1.148507          2,028,450
  01/01/2009 to 12/31/2009........     1.148507          1.759341          1,522,709
  01/01/2010 to 12/31/2010........     1.759341          2.022262          1,540,759
  01/01/2011 to 12/31/2011........     2.022262          1.713475          1,163,906
  01/01/2012 to 12/31/2012........     1.713475          2.185196            850,500
  01/01/2013 to 12/31/2013........     2.185196          2.816637            911,303
  01/01/2014 to 12/31/2014........     2.816637          2.621428            811,569
Invesco Mid Cap Value Division (Class B)
  04/30/2012 to 12/31/2012........     2.549699          2.621965            698,630
  01/01/2013 to 12/31/2013........     2.621965          3.370751            599,748
  01/01/2014 to 12/31/2014........     3.370751          3.646244            408,941
Invesco Mid Cap Value Division (Class B) (previously Lord Abbett Mid Cap Value Division
(Class B) and before that Neuberger Berman Mid Cap
 Value Division)
  01/01/2005 to 12/31/2005........     2.171797          2.398337          3,489,753
  01/01/2006 to 12/31/2006........     2.398337          2.631226          2,793,921
  01/01/2007 to 12/31/2007........     2.631226          2.678582          2,020,919
  01/01/2008 to 12/31/2008........     2.678582          1.387940          1,546,199
  01/01/2009 to 12/31/2009........     1.387940          2.023071          1,127,702
  01/01/2010 to 12/31/2010........     2.023071          2.515896            991,540
  01/01/2011 to 12/31/2011........     2.515896          2.316562            864,422
  01/01/2012 to 04/27/2012........     2.316562          2.562192                  0
Invesco Small Cap Growth Division (Class B)
  01/01/2005 to 12/31/2005........     1.219639          1.302794            674,289
  01/01/2006 to 12/31/2006........     1.302794          1.467670            392,663
  01/01/2007 to 12/31/2007........     1.467670          1.608185            297,398
  01/01/2008 to 12/31/2008........     1.608185          0.972101            209,723
  01/01/2009 to 12/31/2009........     0.972101          1.283420            205,287
  01/01/2010 to 12/31/2010........     1.283420          1.597755            159,726
  01/01/2011 to 12/31/2011........     1.597755          1.559332             71,812
  01/01/2012 to 12/31/2012........     1.559332          1.818765             55,668
  01/01/2013 to 12/31/2013........     1.818765          2.515296             39,979
  01/01/2014 to 12/31/2014........     2.515296          2.677882             48,937
Jennison Growth Division (Class A)
  05/01/2005 to 12/31/2005........     0.411193          0.495120            980,101
  01/01/2006 to 12/31/2006........     0.495120          0.501963            743,175
  01/01/2007 to 12/31/2007........     0.501963          0.553005            675,749
  01/01/2008 to 12/31/2008........     0.553005          0.346832            452,773
  01/01/2009 to 12/31/2009........     0.346832          0.479018            263,794
  01/01/2010 to 12/31/2010........     0.479018          0.527549            230,362
  01/01/2011 to 12/31/2011........     0.527549          0.523165            760,463
  01/01/2012 to 12/31/2012........     0.523165          0.597584            361,511
  01/01/2013 to 12/31/2013........     0.597584          0.807728            333,029
  01/01/2014 to 12/31/2014........     0.807728          0.869064            410,298
Jennison Growth Division (Class A) (previously Met/Putnam Voyager Sub-Account)
  01/01/2005 to 04/30/2005........     0.445480          0.406281          1,146,456
Jennison Growth Division (Class B) (previously Oppenheimer Capital Appreciation Division)
  05/01/2005 to 12/31/2005........    10.024143         10.887969             15,335
  01/01/2006 to 12/31/2006........    10.887969         11.560491             23,353
  01/01/2007 to 12/31/2007........    11.560491         13.034267             16,529
  01/01/2008 to 12/31/2008........    13.034267          6.951537             19,629
  01/01/2009 to 12/31/2009........     6.951537          9.855584             15,039
  01/01/2010 to 12/31/2010........     9.855584         10.637162             12,149

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2011 to 12/31/2011........    10.637162         10.349923              10,628
  01/01/2012 to 04/27/2012........    10.349923         11.645520                   0
Loomis Sayles Small Cap Core Division (Class A)
  01/01/2005 to 12/31/2005........     2.727533          2.877461          14,046,323
  01/01/2006 to 12/31/2006........     2.877461          3.312505          11,044,902
  01/01/2007 to 12/31/2007........     3.312505          3.656788           8,686,276
  01/01/2008 to 12/31/2008........     3.656788          2.312601           6,352,290
  01/01/2009 to 12/31/2009........     2.312601          2.971741           5,311,394
  01/01/2010 to 12/31/2010........     2.971741          3.738974           4,482,610
  01/01/2011 to 12/31/2011........     3.738974          3.710750           3,821,379
  01/01/2012 to 12/31/2012........     3.710750          4.193533           3,099,532
  01/01/2013 to 12/31/2013........     4.193533          5.835224           2,700,844
  01/01/2014 to 12/31/2014........     5.835224          5.973364           2,365,694
Loomis Sayles Small Cap Growth Division (Class B)
  01/01/2005 to 12/31/2005........     0.977320          1.006592           1,506,541
  01/01/2006 to 12/31/2006........     1.006592          1.089662             901,547
  01/01/2007 to 12/31/2007........     1.089662          1.121357             638,144
  01/01/2008 to 12/31/2008........     1.121357          0.649277             297,746
  01/01/2009 to 12/31/2009........     0.649277          0.830666             265,471
  01/01/2010 to 12/31/2010........     0.830666          1.076436             271,831
  01/01/2011 to 12/31/2011........     1.076436          1.091186             256,468
  01/01/2012 to 12/31/2012........     1.091186          1.193752             247,812
  01/01/2013 to 12/31/2013........     1.193752          1.747543             203,151
  01/01/2014 to 12/31/2014........     1.747543          1.740224             204,089
Lord Abbett Bond Debenture Division (Class B)
  01/01/2005 to 12/31/2005........     1.691738          1.694040           1,693,088
  01/01/2006 to 12/31/2006........     1.694040          1.824279           1,718,081
  01/01/2007 to 12/31/2007........     1.824279          1.917566           1,444,634
  01/01/2008 to 12/31/2008........     1.917566          1.539849             989,224
  01/01/2009 to 12/31/2009........     1.539849          2.077858             833,716
  01/01/2010 to 12/31/2010........     2.077858          2.315800           1,014,098
  01/01/2011 to 12/31/2011........     2.315800          2.386695             914,426
  01/01/2012 to 12/31/2012........     2.386695          2.659374             683,446
  01/01/2013 to 12/31/2013........     2.659374          2.833061             529,994
  01/01/2014 to 12/31/2014........     2.833061          2.930045             428,421
Met/Artisan Mid Cap Value Division (Class A)
  01/01/2005 to 12/31/2005........     3.412124          3.702507          14,874,735
  01/01/2006 to 12/31/2006........     3.702507          4.107923          10,785,440
  01/01/2007 to 12/31/2007........     4.107923          3.775411           7,543,368
  01/01/2008 to 12/31/2008........     3.775411          2.011047           5,093,889
  01/01/2009 to 12/31/2009........     2.011047          2.808729           4,101,207
  01/01/2010 to 12/31/2010........     2.808729          3.187947           3,400,592
  01/01/2011 to 12/31/2011........     3.187947          3.357832           2,830,254
  01/01/2012 to 12/31/2012........     3.357832          3.705577           2,334,792
  01/01/2013 to 12/31/2013........     3.705577          5.003301           1,922,180
  01/01/2014 to 12/31/2014........     5.003301          5.031343           1,657,497
MetLife Asset Allocation 100 Division (previously MetLife Aggressive Strategy Division
(Class A) and before that MetLife Aggressive Strategy
 Division (Class B))
  05/02/2011 to 12/31/2011........    12.197370         10.449559              30,388
  01/01/2012 to 12/31/2012........    10.449559         12.034629              19,405
  01/01/2013 to 04/26/2013........    12.034629         13.098380                   0
MetLife Asset Allocation 100 Division (previously MetLife Aggressive Strategy Division
(Class A) and before that Zenith Equity Division (Class A))
  01/01/2005 to 12/31/2005........    21.064111         22.892392           9,937,720
  01/01/2006 to 12/31/2006........    22.892392         24.455848           7,924,053
  01/01/2007 to 12/31/2007........    24.455848         25.393986           6,395,673
  01/01/2008 to 12/31/2008........    25.393986         15.400707           4,869,966

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........    15.400707         19.814045          4,080,664
  01/01/2010 to 12/31/2010........    19.814045         22.312063          3,428,528
  01/01/2011 to 12/31/2011........    22.312063         21.267033          2,926,397
  01/01/2012 to 12/31/2012........    21.267033         23.927427          2,462,029
  01/01/2013 to 04/26/2013........    23.927427         26.322842                  0
MetLife Asset Allocation 100 Division (previously MetLife Aggressive Strategy Division
(Class B) and before that MetLife Aggressive Allocation
 Division)
  05/01/2005 to 12/31/2005........     9.998890         11.154317              5,881
  01/01/2006 to 12/31/2006........    11.154317         12.728431             70,333
  01/01/2007 to 12/31/2007........    12.728431         12.967317             75,280
  01/01/2008 to 12/31/2008........    12.967317          7.618291             64,229
  01/01/2009 to 12/31/2009........     7.618291          9.882929             58,065
  01/01/2010 to 12/31/2010........     9.882929         11.280381             54,415
  01/01/2011 to 04/29/2011........    11.280381         12.233916                  0
MetLife Asset Allocation 100 Division (previouslyMetLife Aggressive Strategy Division
(Class A))
  04/29/2013 to 12/31/2013........    26.505620         30.957739          2,169,719
  01/01/2014 to 12/31/2014........    30.957739         32.142276          1,894,102
MetLife Asset Allocation 20 Division (previously MetLife Conservative Allocation Division
(Class B))
  05/01/2005 to 12/31/2005........     9.998890         10.303196              4,181
  01/01/2006 to 12/31/2006........    10.303196         10.865903              6,437
  01/01/2007 to 12/31/2007........    10.865903         11.316619             16,703
  01/01/2008 to 12/31/2008........    11.316619          9.558158             54,330
  01/01/2009 to 12/31/2009........     9.558158         11.365537             63,449
  01/01/2010 to 12/31/2010........    11.365537         12.340301             34,666
  01/01/2011 to 12/31/2011........    12.340301         12.571162             38,041
  01/01/2012 to 12/31/2012........    12.571162         13.540148             44,870
  01/01/2013 to 12/31/2013........    13.540148         13.931148             44,761
  01/01/2014 to 12/31/2014........    13.931148         14.358970             77,055
MetLife Asset Allocation 40 Division (previously MetLife Conservative to Moderate
Allocation Division (Class B))
  05/01/2005 to 12/31/2005........     9.998890         10.521194              2,188
  01/01/2006 to 12/31/2006........    10.521194         11.358570             95,025
  01/01/2007 to 12/31/2007........    11.358570         11.744567            113,293
  01/01/2008 to 12/31/2008........    11.744567          9.084388            116,642
  01/01/2009 to 12/31/2009........     9.084388         11.084648             79,520
  01/01/2010 to 12/31/2010........    11.084648         12.196592             18,651
  01/01/2011 to 12/31/2011........    12.196592         12.159605             30,963
  01/01/2012 to 12/31/2012........    12.159605         13.370640             45,742
  01/01/2013 to 12/31/2013........    13.370640         14.632504             45,080
  01/01/2014 to 12/31/2014........    14.632504         15.147485             42,054
MetLife Asset Allocation 60 Division (previously MetLife Moderate Allocation Division
(Class B))
  05/01/2005 to 12/31/2005........     9.998890         10.752070             55,018
  01/01/2006 to 12/31/2006........    10.752070         11.864211            196,707
  01/01/2007 to 12/31/2007........    11.864211         12.212967            345,479
  01/01/2008 to 12/31/2008........    12.212967          8.598785            316,897
  01/01/2009 to 12/31/2009........     8.598785         10.734187            265,802
  01/01/2010 to 12/31/2010........    10.734187         11.985168            262,273
  01/01/2011 to 12/31/2011........    11.985168         11.662922            192,437
  01/01/2012 to 12/31/2012........    11.662922         13.029240            182,762
  01/01/2013 to 12/31/2013........    13.029240         15.166351            167,069
  01/01/2014 to 12/31/2014........    15.166351         15.718682            155,797
MetLife Asset Allocation 80 Division (previously MetLife Moderate to Aggressive Allocation
Division (Class B))
  05/01/2005 to 12/31/2005........     9.998890         10.978002             36,461
  01/01/2006 to 12/31/2006........    10.978002         12.370963            185,461
  01/01/2007 to 12/31/2007........    12.370963         12.674051            206,402
  01/01/2008 to 12/31/2008........    12.674051          8.112800            111,283
  01/01/2009 to 12/31/2009........     8.112800         10.332698             63,175

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2010 to 12/31/2010........    10.332698        11.692668               62,009
  01/01/2011 to 12/31/2011........    11.692668        11.101051               55,806
  01/01/2012 to 12/31/2012........    11.101051        12.636499               46,155
  01/01/2013 to 12/31/2013........    12.636499        15.498005               43,018
  01/01/2014 to 12/31/2014........    15.498005        16.089458               44,595
MetLife Mid Cap Stock Index Division (Class B)
  01/01/2005 to 12/31/2005........     1.308103         1.445754            2,080,739
  01/01/2006 to 12/31/2006........     1.445754         1.566577            1,893,215
  01/01/2007 to 12/31/2007........     1.566577         1.661625            1,615,496
  01/01/2008 to 12/31/2008........     1.661625         1.042931            1,061,301
  01/01/2009 to 12/31/2009........     1.042931         1.407349            1,343,790
  01/01/2010 to 12/31/2010........     1.407349         1.749427            1,090,428
  01/01/2011 to 12/31/2011........     1.749427         1.688262              791,770
  01/01/2012 to 12/31/2012........     1.688262         1.954132              689,277
  01/01/2013 to 12/31/2013........     1.954132         2.560877              590,517
  01/01/2014 to 12/31/2014........     2.560877         2.759620              500,661
MetLife Stock Index Division (Class A)
  01/01/2005 to 12/31/2005........     3.892139         4.018212            6,132,270
  01/01/2006 to 12/31/2006........     4.018212         4.577451            4,820,404
  01/01/2007 to 12/31/2007........     4.577451         4.752122            3,888,215
  01/01/2008 to 12/31/2008........     4.752122         2.948834            2,822,363
  01/01/2009 to 12/31/2009........     2.948834         3.672624            2,339,469
  01/01/2010 to 12/31/2010........     3.672624         4.160506            2,000,324
  01/01/2011 to 12/31/2011........     4.160506         4.180195            1,695,159
  01/01/2012 to 12/31/2012........     4.180195         4.773721            1,396,448
  01/01/2013 to 12/31/2013........     4.773721         6.217730            1,207,439
  01/01/2014 to 12/31/2014........     6.217730         6.954107            1,080,970
MetLife Stock Index Division (Class B)
  01/01/2005 to 12/31/2005........     3.701757         3.812071              693,290
  01/01/2006 to 12/31/2006........     3.812071         4.332252              499,931
  01/01/2007 to 12/31/2007........     4.332252         4.486461              325,234
  01/01/2008 to 12/31/2008........     4.486461         2.776954              196,680
  01/01/2009 to 12/31/2009........     2.776954         3.449868              155,083
  01/01/2010 to 12/31/2010........     3.449868         3.896827               95,176
  01/01/2011 to 12/31/2011........     3.896827         3.907550               77,423
  01/01/2012 to 12/31/2012........     3.907550         4.449647               60,285
  01/01/2013 to 12/31/2013........     4.449647         5.781561               55,158
  01/01/2014 to 12/31/2014........     5.781561         6.451192               52,507
MFS(R) Research International Division (Class A)
  11/07/2008 to 12/31/2008........     2.198518         2.224149            5,690,361
  01/01/2009 to 12/31/2009........     2.224149         2.895001            4,509,096
  01/01/2010 to 12/31/2010........     2.895001         3.189068            3,613,173
  01/01/2011 to 12/31/2011........     3.189068         2.817963            3,074,753
  01/01/2012 to 12/31/2012........     2.817963         3.251819            2,494,255
  01/01/2013 to 12/31/2013........     3.251819         3.836356            2,119,150
  01/01/2014 to 12/31/2014........     3.836356         3.529971            1,812,356
MFS(R) Research International Division (Class A) (previously Fidelity VIP Overseas
Sub-Account)
  01/01/2005 to 12/31/2005........     2.478656         2.911301           11,693,540
  01/01/2006 to 12/31/2006........     2.911301         3.391691            9,241,542
  01/01/2007 to 12/31/2007........     3.391691         3.925233            7,439,815
  01/01/2008 to 11/07/2008........     3.925233         2.198518                    0
MFS(R) Research International Division (Class B)
  01/01/2005 to 12/31/2005........     1.134143         1.302739            1,520,771
  01/01/2006 to 12/31/2006........     1.302739         1.626745            1,515,531
  01/01/2007 to 12/31/2007........     1.626745         1.818114            1,483,739
  01/01/2008 to 12/31/2008........     1.818114         1.033772            1,165,438

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........     1.033772          1.341855           1,394,681
  01/01/2010 to 12/31/2010........     1.341855          1.474852             691,913
  01/01/2011 to 12/31/2011........     1.474852          1.299211             578,157
  01/01/2012 to 12/31/2012........     1.299211          1.495847             349,923
  01/01/2013 to 12/31/2013........     1.495847          1.759990             271,968
  01/01/2014 to 12/31/2014........     1.759990          1.615718             240,639
MFS(R) Total Return Division (Class A)
  01/01/2005 to 12/31/2005........     4.252727          4.326659          11,053,293
  01/01/2006 to 12/31/2006........     4.326659          4.789949           8,690,741
  01/01/2007 to 12/31/2007........     4.789949          4.932295           7,309,481
  01/01/2008 to 12/31/2008........     4.932295          3.788071           5,071,888
  01/01/2009 to 12/31/2009........     3.788071          4.432386           4,259,336
  01/01/2010 to 12/31/2010........     4.432386          4.813620           3,623,734
  01/01/2011 to 12/31/2011........     4.813620          4.863944           3,201,572
  01/01/2012 to 12/31/2012........     4.863944          5.354272           2,435,315
  01/01/2013 to 12/31/2013........     5.354272          6.285766           2,042,817
  01/01/2014 to 12/31/2014........     6.285766          6.737291           1,800,994
MFS(R) Total Return Division (Class E)
  01/01/2005 to 12/31/2005........    41.490000         42.144039             294,937
  01/01/2006 to 12/31/2006........    42.144039         46.585191             217,164
  01/01/2007 to 12/31/2007........    46.585191         47.897749             167,289
  01/01/2008 to 12/31/2008........    47.897749         36.731894             120,624
  01/01/2009 to 12/31/2009........    36.731894         42.914072              98,901
  01/01/2010 to 12/31/2010........    42.914072         46.538182              82,035
  01/01/2011 to 12/31/2011........    46.538182         46.950578              67,533
  01/01/2012 to 12/31/2012........    46.950578         51.607000              57,453
  01/01/2013 to 12/31/2013........    51.607000         60.495129              50,380
  01/01/2014 to 12/31/2014........    60.495129         64.743964              43,138
MFS(R) Value Division (Class A)
  04/29/2013 to 12/31/2013........     3.191846          3.737858           1,843,615
  01/01/2014 to 12/31/2014........     3.737858          4.086332           1,658,479
MFS(R) Value Division (Class A) (previously FI Value Leaders Division (Class A))
  01/01/2005 to 12/31/2005........     2.678230          2.925027           9,811,468
  01/01/2006 to 12/31/2006........     2.925027          3.230226           7,639,482
  01/01/2007 to 12/31/2007........     3.230226          3.320481           5,964,175
  01/01/2008 to 12/31/2008........     3.320481          1.999941           4,252,202
  01/01/2009 to 12/31/2009........     1.999941          2.404154           3,437,801
  01/01/2010 to 12/31/2010........     2.404154          2.717359           2,809,526
  01/01/2011 to 12/31/2011........     2.717359          2.516122           2,372,714
  01/01/2012 to 12/31/2012........     2.516122          2.873563           2,039,303
  01/01/2013 to 04/26/2013........     2.873563          3.166694                   0
MFS(R) Value Division (Class A) (previously MFS(R) Value Division (Class E))
  01/01/2005 to 12/31/2005........     1.321295          1.283517           1,934,007
  01/01/2006 to 12/31/2006........     1.283517          1.493445           1,222,651
  01/01/2007 to 12/31/2007........     1.493445          1.415429             928,568
  01/01/2008 to 12/31/2008........     1.415429          0.927051             618,583
  01/01/2009 to 12/31/2009........     0.927051          1.103679             577,473
  01/01/2010 to 12/31/2010........     1.103679          1.211422             606,022
  01/01/2011 to 12/31/2011........     1.211422          1.204843             378,957
  01/01/2012 to 12/31/2012........     1.204843          1.383462             312,188
  01/01/2013 to 04/26/2013........     1.383462          1.569161                   0
Morgan Stanley Mid Cap Growth Division (Class B)
  05/03/2010 to 12/31/2010........     1.295934          1.505615             490,737
  01/01/2011 to 12/31/2011........     1.505615          1.382643             484,989
  01/01/2012 to 12/31/2012........     1.382643          1.490614             156,035
  01/01/2013 to 12/31/2013........     1.490614          2.044527             133,681

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2014 to 12/31/2014........     2.044527          2.037568            112,538
Morgan Stanley Mid Cap Growth Division (Class B) (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap
 Sub-Account)
  01/01/2005 to 12/31/2005........     1.656255          1.742990          1,164,331
  01/01/2006 to 12/31/2006........     1.742990          1.918448            710,831
  01/01/2007 to 12/31/2007........     1.918448          2.046088            526,638
  01/01/2008 to 12/31/2008........     2.046088          0.899629            320,300
  01/01/2009 to 12/31/2009........     0.899629          1.185188            302,873
  01/01/2010 to 04/30/2010........     1.185188          1.282945                  0
MSCI EAFE(R) Index Division (Class B)
  01/01/2005 to 12/31/2005........     1.115629          1.243057          1,939,715
  01/01/2006 to 12/31/2006........     1.243057          1.538514          2,247,025
  01/01/2007 to 12/31/2007........     1.538514          1.677449          1,789,208
  01/01/2008 to 12/31/2008........     1.677449          0.956530          1,206,131
  01/01/2009 to 12/31/2009........     0.956530          1.210660            957,353
  01/01/2010 to 12/31/2010........     1.210660          1.288948            924,239
  01/01/2011 to 12/31/2011........     1.288948          1.110838            781,355
  01/01/2012 to 12/31/2012........     1.110838          1.293392            731,512
  01/01/2013 to 12/31/2013........     1.293392          1.550666            622,129
  01/01/2014 to 12/31/2014........     1.550666          1.433984            610,423
Neuberger Berman Genesis Division (Class A)
  01/01/2005 to 12/31/2005........     1.832998          1.883604          9,355,903
  01/01/2006 to 12/31/2006........     1.883604          2.169313          6,464,307
  01/01/2007 to 12/31/2007........     2.169313          2.066181          4,660,179
  01/01/2008 to 12/31/2008........     2.066181          1.255554          3,157,059
  01/01/2009 to 12/31/2009........     1.255554          1.401637          2,452,204
  01/01/2010 to 12/31/2010........     1.401637          1.681240          2,011,182
  01/01/2011 to 12/31/2011........     1.681240          1.754972          1,675,938
  01/01/2012 to 12/31/2012........     1.754972          1.904910          1,359,180
  01/01/2013 to 12/31/2013........     1.904910          2.603376          1,207,068
  01/01/2014 to 12/31/2014........     2.603376          2.568738          1,058,230
Neuberger Berman Genesis Division (Class A) (previously MLA Mid Cap Division (Class B))
  01/01/2005 to 12/31/2005........     1.358861          1.448732            722,942
  01/01/2006 to 12/31/2006........     1.448732          1.639116            559,822
  01/01/2007 to 12/31/2007........     1.639116          1.573190            564,267
  01/01/2008 to 12/31/2008........     1.573190          0.957591            280,916
  01/01/2009 to 12/31/2009........     0.957591          1.292056            188,235
  01/01/2010 to 12/31/2010........     1.292056          1.566133            165,093
  01/01/2011 to 12/31/2011........     1.566133          1.463651            143,860
  01/01/2012 to 12/31/2012........     1.463651          1.520246            127,497
  01/01/2013 to 04/26/2013........     1.520246          1.648627                  0
Oppenheimer Global Equity Division (Class B)
  01/01/2005 to 12/31/2005........    14.768490         16.899352             26,823
  01/01/2006 to 12/31/2006........    16.899352         19.399664             35,975
  01/01/2007 to 12/31/2007........    19.399664         20.336533             37,572
  01/01/2008 to 12/31/2008........    20.336533         11.925811             29,143
  01/01/2009 to 12/31/2009........    11.925811         16.448896             31,952
  01/01/2010 to 12/31/2010........    16.448896         18.813136             27,188
  01/01/2011 to 12/31/2011........    18.813136         17.001221             24,507
  01/01/2012 to 12/31/2012........    17.001221         20.323672             15,394
  01/01/2013 to 12/31/2013........    20.323672         25.487741             16,160
  01/01/2014 to 12/31/2014........    25.487741         25.684670             16,034
PIMCO Inflation Protection Bond Division (Class B)
  05/01/2006 to 12/31/2006........    11.011996         11.123317             23,194
  01/01/2007 to 12/31/2007........    11.123317         12.158272             34,598
  01/01/2008 to 12/31/2008........    12.158272         11.168445            147,426

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........    11.168445         13.007430            106,799
  01/01/2010 to 12/31/2010........    13.007430         13.829023            127,064
  01/01/2011 to 12/31/2011........    13.829023         15.164142            120,079
  01/01/2012 to 12/31/2012........    15.164142         16.325836             95,708
  01/01/2013 to 12/31/2013........    16.325836         14.612977             51,877
  01/01/2014 to 12/31/2014........    14.612977         14.834134             35,531
PIMCO Total Return Division (Class B)
  01/01/2005 to 12/31/2005........     1.211615          1.222281          9,832,142
  01/01/2006 to 12/31/2006........     1.222281          1.260416          7,127,107
  01/01/2007 to 12/31/2007........     1.260416          1.337485          5,704,698
  01/01/2008 to 12/31/2008........     1.337485          1.324910          4,830,601
  01/01/2009 to 12/31/2009........     1.324910          1.542808          5,900,033
  01/01/2010 to 12/31/2010........     1.542808          1.646488          4,737,797
  01/01/2011 to 12/31/2011........     1.646488          1.675957          3,488,256
  01/01/2012 to 12/31/2012........     1.675957          1.806652          3,030,647
  01/01/2013 to 12/31/2013........     1.806652          1.748286          2,310,488
  01/01/2014 to 12/31/2014........     1.748286          1.797145          1,653,864
Russell 2000(R) Index Division (Class B)
  01/01/2005 to 12/31/2005........     1.547069          1.592021          2,674,744
  01/01/2006 to 12/31/2006........     1.592021          1.846872          2,502,216
  01/01/2007 to 12/31/2007........     1.846872          1.790916          1,394,195
  01/01/2008 to 12/31/2008........     1.790916          1.171913          1,061,072
  01/01/2009 to 12/31/2009........     1.171913          1.452887            823,979
  01/01/2010 to 12/31/2010........     1.452887          1.814394            777,785
  01/01/2011 to 12/31/2011........     1.814394          1.713370            649,291
  01/01/2012 to 12/31/2012........     1.713370          1.961600            577,682
  01/01/2013 to 12/31/2013........     1.961600          2.674244            481,003
  01/01/2014 to 12/31/2014........     2.674244          2.764538            371,913
SSgA Growth and Income ETF Division (Class B)
  05/01/2006 to 12/31/2006........    10.516543         11.167932                422
  01/01/2007 to 12/31/2007........    11.167932         11.612202                  0
  01/01/2008 to 12/31/2008........    11.612202          8.585168                  0
  01/01/2009 to 12/31/2009........     8.585168         10.578008              9,856
  01/01/2010 to 12/31/2010........    10.578008         11.713492             29,839
  01/01/2011 to 12/31/2011........    11.713492         11.679368              2,337
  01/01/2012 to 12/31/2012........    11.679368         13.002009             18,690
  01/01/2013 to 12/31/2013........    13.002009         14.486473             53,424
  01/01/2014 to 12/31/2014........    14.486473         15.122865             23,840
SSgA Growth ETF Division (Class B)
  05/01/2006 to 12/31/2006........    10.707472         11.422896                418
  01/01/2007 to 12/31/2007........    11.422896         11.902093              3,257
  01/01/2008 to 12/31/2008........    11.902093          7.870894              1,308
  01/01/2009 to 12/31/2009........     7.870894         10.025004              8,729
  01/01/2010 to 12/31/2010........    10.025004         11.290542             19,228
  01/01/2011 to 12/31/2011........    11.290542         10.902286              8,994
  01/01/2012 to 12/31/2012........    10.902286         12.372150              8,779
  01/01/2013 to 12/31/2013........    12.372150         14.412225              8,656
  01/01/2014 to 12/31/2014........    14.412225         14.983803              4,659
T. Rowe Price Large Cap Growth Division (Class B)
  01/01/2005 to 12/31/2005........    12.137996         12.733446             81,410
  01/01/2006 to 12/31/2006........    12.733446         14.181562            100,235
  01/01/2007 to 12/31/2007........    14.181562         15.270728             92,364
  01/01/2008 to 12/31/2008........    15.270728          8.737535             78,533
  01/01/2009 to 12/31/2009........     8.737535         12.330312             72,800
  01/01/2010 to 12/31/2010........    12.330312         14.201921             76,812
  01/01/2011 to 12/31/2011........    14.201921         13.824787             75,243

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2012 to 12/31/2012........    13.824787         16.185399             55,812
  01/01/2013 to 12/31/2013........    16.185399         22.159125             64,239
  01/01/2014 to 12/31/2014........    22.159125         23.791514             62,681
T. Rowe Price Large Cap Growth Division (Class B) (previously RCM Technology Division
(Class B))
  01/01/2005 to 12/31/2005........     0.434889          0.476338          1,063,605
  01/01/2006 to 12/31/2006........     0.476338          0.495094            801,471
  01/01/2007 to 12/31/2007........     0.495094          0.642392            932,213
  01/01/2008 to 12/31/2008........     0.642392          0.352036            822,638
  01/01/2009 to 12/31/2009........     0.352036          0.552147            826,863
  01/01/2010 to 12/31/2010........     0.552147          0.695588          1,368,437
  01/01/2011 to 12/31/2011........     0.695588          0.618371          1,046,636
  01/01/2012 to 12/31/2012........     0.618371          0.683962            624,549
  01/01/2013 to 04/26/2013........     0.683962          0.715347                  0
T. Rowe Price Mid Cap Growth Division (Class B)
  01/01/2005 to 12/31/2005........     0.713018          0.806381          4,162,391
  01/01/2006 to 12/31/2006........     0.806381          0.844638          3,391,728
  01/01/2007 to 12/31/2007........     0.844638          0.980220          3,030,184
  01/01/2008 to 12/31/2008........     0.980220          0.582646          2,231,230
  01/01/2009 to 12/31/2009........     0.582646          0.836223          1,710,772
  01/01/2010 to 12/31/2010........     0.836223          1.053408          1,313,301
  01/01/2011 to 12/31/2011........     1.053408          1.022188          1,589,729
  01/01/2012 to 12/31/2012........     1.022188          1.146392          1,127,876
  01/01/2013 to 12/31/2013........     1.146392          1.544739          1,058,053
  01/01/2014 to 12/31/2014........     1.544739          1.718714          1,029,602
T. Rowe Price Small Cap Growth Division (Class B)
  01/01/2005 to 12/31/2005........    13.251973         14.475767              7,208
  01/01/2006 to 12/31/2006........    14.475767         14.800386             21,181
  01/01/2007 to 12/31/2007........    14.800386         15.992747             18,252
  01/01/2008 to 12/31/2008........    15.992747         10.047530             15,624
  01/01/2009 to 12/31/2009........    10.047530         13.742614             14,218
  01/01/2010 to 12/31/2010........    13.742614         18.258171             29,661
  01/01/2011 to 12/31/2011........    18.258171         18.274532             37,871
  01/01/2012 to 12/31/2012........    18.274532         20.896340             21,451
  01/01/2013 to 12/31/2013........    20.896340         29.722698             24,019
  01/01/2014 to 12/31/2014........    29.722698         31.273148             21,064
Western Asset Management Strategic Bond Opportunities Division (Class A)
  01/01/2005 to 12/31/2005........     2.033569          2.063218          9,727,358
  01/01/2006 to 12/31/2006........     2.063218          2.138547          7,388,018
  01/01/2007 to 12/31/2007........     2.138547          2.194786          6,055,761
  01/01/2008 to 12/31/2008........     2.194786          1.840217          4,034,283
  01/01/2009 to 12/31/2009........     1.840217          2.400524          2,947,573
  01/01/2010 to 12/31/2010........     2.400524          2.669733          2,764,912
  01/01/2011 to 12/31/2011........     2.669733          2.795761          2,210,444
  01/01/2012 to 12/31/2012........     2.795761          3.075149          1,859,774
  01/01/2013 to 12/31/2013........     3.075149          3.067080          1,482,716
  01/01/2014 to 12/31/2014........     3.067080          3.191474          1,374,394
Western Asset Management U.S. Government Division (Class A)
  01/01/2005 to 12/31/2005........     1.623851          1.629753          6,359,030
  01/01/2006 to 12/31/2006........     1.629753          1.674873          4,200,467
  01/01/2007 to 12/31/2007........     1.674873          1.724243          3,044,141
  01/01/2008 to 12/31/2008........     1.724243          1.694938          2,029,424
  01/01/2009 to 12/31/2009........     1.694938          1.744655          1,706,206
  01/01/2010 to 12/31/2010........     1.744655          1.821283          1,546,520
  01/01/2011 to 12/31/2011........     1.821283          1.895916          1,314,198
  01/01/2012 to 12/31/2012........     1.895916          1.933394            925,896
  01/01/2013 to 12/31/2013........     1.933394          1.893388            709,399

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2014 to 12/31/2014........     1.893388          1.920500             646,180
WMC Balanced Division (previously BlackRock Diversified Division (Class B))
  01/01/2005 to 12/31/2005........    38.474665         39.030259                 846
  01/01/2006 to 12/31/2006........    39.030259         42.453752               1,423
  01/01/2007 to 12/31/2007........    42.453752         44.233821               4,028
  01/01/2008 to 12/31/2008........    44.233821         32.744497               5,187
  01/01/2009 to 12/31/2009........    32.744497         37.797674               2,069
  01/01/2010 to 12/31/2010........    37.797674         40.764465               1,785
  01/01/2011 to 12/31/2011........    40.764465         41.662422               1,778
  01/01/2012 to 12/31/2012........    41.662422         46.077468               2,049
  01/01/2013 to 12/31/2013........    46.077468         54.677389               2,083
  01/01/2014 to 12/31/2014........    54.677389         59.489879               3,181
WMC Core Equity Opportunities Division (previously Davis Venture Value Division (Class A))
  01/01/2005 to 12/31/2005........     3.166266          3.445613          26,814,147
  01/01/2006 to 12/31/2006........     3.445613          3.895200          20,779,165
  01/01/2007 to 12/31/2007........     3.895200          4.018597          15,849,913
  01/01/2008 to 12/31/2008........     4.018597          2.404505          11,351,260
  01/01/2009 to 12/31/2009........     2.404505          3.131080           9,066,382
  01/01/2010 to 12/31/2010........     3.131080          3.459801           7,418,295
  01/01/2011 to 12/31/2011........     3.459801          3.275797           6,071,858
  01/01/2012 to 12/31/2012........     3.275797          3.647309           5,166,609
  01/01/2013 to 12/31/2013........     3.647309          4.811095           4,377,016
  01/01/2014 to 12/31/2014........     4.811095          5.251381           3,649,806
WMC Large Cap Research Division (previously BlackRock Large Cap Core Division (Class B)
and before that BlackRock Large Cap Sub-Account)
  01/01/2005 to 12/31/2005........     6.637413          6.765857              70,894
  01/01/2006 to 12/31/2006........     6.765857          7.598828              50,579
  01/01/2007 to 04/27/2007........     7.598828          7.970421                   0
WMC Large Cap Research Division (previously BlackRock Large Cap Core Division (Class B))
  04/30/2007 to 12/31/2007........     7.903839          7.974359              39,929
  01/01/2008 to 12/31/2008........     7.974359          4.932059              34,390
  01/01/2009 to 12/31/2009........     4.932059          5.800016              24,680
  01/01/2010 to 12/31/2010........     5.800016          6.434971              27,809
  01/01/2011 to 12/31/2011........     6.434971          6.365065              46,217
  01/01/2012 to 12/31/2012........     6.365065          7.121518              44,756
  01/01/2013 to 12/31/2013........     7.121518          9.434750              25,279
  01/01/2014 to 12/31/2014........     9.434750         10.565327

                                                                               11,229


                                               1.60% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
American Funds Bond Division (Class 2)
  05/01/2006 to 12/31/2006........    14.560847        15.263925              16,105
  01/01/2007 to 12/31/2007........    15.263925        15.520310              47,929
  01/01/2008 to 12/31/2008........    15.520310        13.845478              52,814
  01/01/2009 to 12/31/2009........    13.845478        15.343360              41,521
  01/01/2010 to 12/31/2010........    15.343360        16.072959              37,306
  01/01/2011 to 12/31/2011........    16.072959        16.783999              24,616
  01/01/2012 to 12/31/2012........    16.783999        17.403721              38,001
  01/01/2013 to 12/31/2013........    17.403721        16.757799              23,746
  01/01/2014 to 12/31/2014........    16.757799        17.362262              19,431
American Funds Global Small Capitalization Division (Class 2)
  01/01/2005 to 12/31/2005........     1.925838         2.375872           2,351,449
  01/01/2006 to 12/31/2006........     2.375872         2.900704           2,577,549
  01/01/2007 to 12/31/2007........     2.900704         3.466071           3,066,944

                                               1.60% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2008 to 12/31/2008........     3.466071          1.585284          1,832,329
  01/01/2009 to 12/31/2009........     1.585284          2.516436          1,590,104
  01/01/2010 to 12/31/2010........     2.516436          3.031619          1,261,864
  01/01/2011 to 12/31/2011........     3.031619          2.412378          1,041,248
  01/01/2012 to 12/31/2012........     2.412378          2.805424            792,409
  01/01/2013 to 12/31/2013........     2.805424          3.541667            711,772
  01/01/2014 to 12/31/2014........     3.541667          3.559431            608,490
American Funds Growth Division (Class 2)
  01/01/2005 to 12/31/2005........    12.276344         14.038346          1,492,261
  01/01/2006 to 12/31/2006........    14.038346         15.227784          1,204,731
  01/01/2007 to 12/31/2007........    15.227784         16.835173          1,039,150
  01/01/2008 to 12/31/2008........    16.835173          9.282169            660,933
  01/01/2009 to 12/31/2009........     9.282169         12.735064            535,131
  01/01/2010 to 12/31/2010........    12.735064         14.874350            423,920
  01/01/2011 to 12/31/2011........    14.874350         14.012636            317,544
  01/01/2012 to 12/31/2012........    14.012636         16.256136            277,378
  01/01/2013 to 12/31/2013........    16.256136         20.814002            245,619
  01/01/2014 to 12/31/2014........    20.814002         22.226579            212,521
American Funds Growth-Income Division (Class 2)
  01/01/2005 to 12/31/2005........     9.373506          9.763169          1,389,278
  01/01/2006 to 12/31/2006........     9.763169         11.069432          1,076,545
  01/01/2007 to 12/31/2007........    11.069432         11.442093            802,576
  01/01/2008 to 12/31/2008........    11.442093          6.998060            552,127
  01/01/2009 to 12/31/2009........     6.998060          9.038553            409,436
  01/01/2010 to 12/31/2010........     9.038553          9.911591            350,549
  01/01/2011 to 12/31/2011........     9.911591          9.576075            265,450
  01/01/2012 to 12/31/2012........     9.576075         11.070735            217,382
  01/01/2013 to 12/31/2013........    11.070735         14.544951            207,743
  01/01/2014 to 12/31/2014........    14.544951         15.836329            179,231

--------
NOTES:

   For Contracts issued prior to May 1, 1995, the MFS(R) Total Return Sub-Account Class A is available.

   MFS Total Return Division was previously the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the accumulation unit value history of the Balanced Sub-Account through the date of the merger. For Contracts issued on and after May 1, 1995, the MFS Total Return Sub-Account Class E is available.

   Zenith Equity Division was previously the Capital Growth Sub-Account. Effective May 1, 2002, the Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund. Effective on or about May 1, 2009, one of these portfolios of the Metropolitan Fund merged with and into a portfolio of Met Investors Series Trust.

   Clearbridge Aggressive Growth Division was previously the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason

   Value Equity Division, formerly the MFS Investors Trust Sub-Account and formerly the MFS Research Managers Sub-Account) reflects the accumulation unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

   For Contracts issued prior to May 1, 1995, the MetLife Stock Index Sub-Account Class A is available.

   For Contracts issued on and after May 1, 1995, the MetLife Stock Index Sub-Account Class B is available.

   MetLife Stock Index Division (Class A) was previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-Account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-Account through the date of the substitution.

   Baillie Gifford International Stock Division was previously the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. Information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio. Effective February 1, 2012 Artio International Stock Portfolio changes its name to Baillie Gifford International Stock Portfolio.

   ClearBridge Aggressive Growth Division was previously the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective November 2, 2009, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio. Effective April 29, 2011, Class B shares of Legg Mason ClearBridge Aggressive Growth Portfolio were exchanged for Class A shares. Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

   Morgan Stanley Mid Cap Growth Division was previously the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the April 30, 2004 merger. On or about April 30, 2010, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund since April 30, 2004, merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio. Information shown for the Morgan Stanley Mid-Cap Growth Sub-Account reflects the accumulation unit value history of the FI Mid Cap Opportunities Sub-Account since April 30, 2004 through the date of the April 30, 2010 merger.

   Morgan Stanley Mid Cap Growth Division was previously the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account through the date of the merger. Since the merger, on or about April 30, 2010, the FI Mid Cap Opportunities Portfolio merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio.

   Jennison Growth Division was previously the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/
     Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/
   Putnam Voyager Sub-Account) reflects the accumulation unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

   Clearbridge Aggressive Growth Division was previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Sub-Account and formerly the MFS Investors Trust Sub-Account) reflects the accumulation unit value history of the MFS Investors Sub-Account Class A through the date of the merger.

   BlackRock Large Cap Core Division was previously the BlackRock Large Cap Sub-Account. On or about April 30, 2007, the BlackRock Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Large Cap Core Portfolio. Information shown for the BlackRock Large Cap Core Sub-Account (formerly the BlackRock Investment Trust Sub-Account) reflects the accumulation unit value history of the BlackRock Large Cap Sub-Account through the date of the merger.

   MFS(R) Research International Division was previously the Fidelity VIP Overseas Sub-Account. On November 7, 2008, the MFS(R) Research International Portfolio--Class A was substituted for the Fidelity VIP Overseas Portfolio--Initial Class. Information shown for the MFS(R) Research International Sub-Account reflects the accumulation unit value history of the Fidelity VIP Overseas Sub-Account through the date of the substitution.

   BlackRock Legacy Large Cap Growth Division was previously the FI Large Cap Sub-Account. Effective May 4, 2009, the FI Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Legacy Large Cap Growth Portfolio. Information shown for the BlackRock Legacy Large Cap Growth Division (Class B) reflects the accumulation unit value history of the FI Large Cap Sub-Account through the date of the merger.

   Class A shares of MFS(R) Research International were substituted for the Fidelity VIP Overseas Portfolio Initial Class on November 7, 2008. Class A shares are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008).

   Clearbridge Aggressive Growth Division was previously the Legg Mason Value Equity Division. On April 29, 2011, the Legg Mason Value Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division and formerly the Legg Mason Value Equity Division) reflects the unit value history of the Legg Mason Value Equity Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the MetLife Aggressive Allocation Division. On April 29, 2011, the MetLife Aggressive Allocation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the MetLife Aggressive Allocation Division) reflects the unit value history of the MetLife Aggressive Allocation Division through the date of the merger.

   Jennison Growth Division was previously the Oppenheimer Capital Appreciation Division. On April 30, 2012, the Oppenheimer Capital Appreciation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Division (formerly the Oppenheimer Capital Appreciation Division) reflects the unit value history of Oppenheimer Capital Appreciation Division through the date of the merger.

   MFS(R) Value Division was previously the FI Value Leaders Division. On April 29, 2013, the FI Value Leaders Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Value

   Portfolio and Class E shares were exchanged for Class A shares. Information shown for the MFS(R) Value Division (formerly the FI Value Leaders Division) reflects the unit value history of FI Value Leaders Division through the date of the merger.

   Neuberger Berman Genesis Division was previously the MLA Mid Cap Division. On April 29, 2013, the MLA Mid Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Neuberger Berman Genesis Portfolio. Information shown for the Neuberger Berman Genesis Division (formerly the MLA Mid Cap Division) reflects the unit value history of MLA Mid Cap Division through the date of the merger.

   T. Rowe Price Large Cap Growth Division was previously the RCM Technology Division. On April 29, 2013, the RCM Technology Portfolio that had been offered as an Eligible Fund through that date, merged with and into the T. Rowe Price Large Cap Growth Portfolio. Information shown for the T. Rowe Price Large Cap Growth Division (formerly the RCM Technology Division) reflects the unit value history of RCM Technology Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the Zenith Equity Division. On April 29, 2013, the Zenith Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the Zenith Equity Division) reflects the unit value history of Zenith Equity Division through the date of the merger.

   ClearBridge Aggressive Growth Division was previously the ClearBridge Aggressive Growth Portfolio II Division. Effective April 28, 2014, the ClearBridge Aggressive Growth Portfolio II (Class B) that had been offered as an Eligible Fund through that date, merged with and into the ClearBridge Aggressive Growth Portfolio (Class A). Information shown for the ClearBridge Aggressive Growth Division reflects the unit value history of ClearBridge Aggressive Growth Portfolio II Division through the date of the April 25, 2014 merger.

   * * *


     Name Changes:
     ------------

   Effective February 3, 2014:
BlackRock Diversified Portfolio was renamed WMC Balanced Portfolio. Davis Venture Value Portfolio was renamed WMC Core Equity Opportunities Portfolio.
BlackRock Large Cap Core Portfolio was renamed WMC Large Cap Research
Portfolio.

   Effective April 28, 2014:
MetLife Aggressive Strategy Portfolio was renamed MetLife Asset Allocation 100
   Portfolio.
MetLife Conservative Allocation Portfolio was renamed MetLife Asset Allocation 20 Portfolio.
MetLife Conservative to Moderate Allocation Portfolio was renamed MetLife Asset Allocation 40 Portfolio.
MetLife Moderate Allocation Portfolio was renamed MetLife Asset Allocation 60 Portfolio.
MetLife Moderate to Aggressive Allocation Portfolio was renamed MetLife Asset Allocation 80 Portfolio.




     Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each division credited to the Contract by the Accumulation Unit Value of the division. The Accumulation Unit Value of a division depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX


     Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.


                             CONTRACTS USED WITH TAX
JURISDICTION               QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
-----------------------   ----------------------------   --------------------
California.............   0.50%*                         2.35%
Florida(1).............   1.00%                          1.00%
Maine(2)...............    --                            2.00%
Nevada.................    --                            3.50%
Puerto Rico(3).........   1.00%                          1.00%
South Dakota(4)........    --                            1.25%
West Virginia..........   1.00%                          1.00%
Wyoming................    --                            1.00%

--------
*     Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.


     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.
(1) Annuity premiums are exempt from taxation provided that the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1.0%.

(2) Special rate of 1% applies for certified LTC and qualified group disability policies.

(3) The Company will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Contract Value, withdrawals, death benefits or income payments.

(4) Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special Rate on large case policies is not subject to retaliation.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             FOR ZENITH ACCUMULATOR


HISTORY
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036


      [ ] Zenith Accumulator -- Metropolitan Life Separate Account E
      [ ] Metropolitan Series Fund
      [ ] Met Investors Series Trust
      [ ] American Funds Insurance Series(R)
      [ ] Variable Insurance Products Fund
      [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      Zip

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                               ZENITH ACCUMULATOR


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                  MAY 1, 2015


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated May 1, 2015, and any previous supplements may be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036.

SAI Book 207

ZAVA-0515
                                       1

                               TABLE OF CONTENTS




                                                                PAGE
                                                               -----
HISTORY.....................................................      3
INVESTMENT ADVICE...........................................      3
DISTRIBUTION OF THE CONTRACTS...............................      8
CALCULATION OF PERFORMANCE DATA.............................      9
CALCULATION OF YIELDS.......................................     10
NET INVESTMENT FACTOR.......................................     12
ANNUITY PAYMENTS............................................     12
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     14
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     14
TAX STATUS OF THE CONTRACTS.................................     15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     16
LEGAL MATTERS...............................................     16
FINANCIAL STATEMENTS........................................     16

                                    HISTORY


     Metropolitan Life Separate Account E (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was first established on September 27, 1983 and meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. The Contracts were not available until September, 1988. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers"), as the Adviser to the Metropolitan Fund and Met Investor Series Trust, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.


     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly, the State Street Research Money Market Portfolio, currently, the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly, the State Street Research Bond Income Portfolio, currently, the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, which was formerly the FI Value Leaders Portfolio, currently the MFS(Reg. TM) Value Portfolio), the Loomis Sayles Small Cap Series (currently, the Loomis Sayles Small Cap Core Portfolio) and the Loomis Sayles Avanti Growth Series (formerly, the Harris Oakmark Focused Value Portfolio, currently, the Met/Artisan Mid Cap Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (formerly, the Zenith Equity Portfolio which was formerly the MetLife Aggressive Strategy Portfolio, currently the MetLife Asset Allocation 100 Portfolio), MetLife Advisers became the Adviser on May 1, 2001.


     Met Investors Advisory, LLC (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.


     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the MFS(Reg. TM) Value Portfolio (formerly, the FI Value Leaders Portfolio which was formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser; Pyramis Global Advisors, LLC became the subadviser on April 28, 2008; and Massachusetts Financial Services Company became the subadviser on April 29, 2013. Effective April 29, 2013, FI Value Leaders Portfolio (Class B) merged with and into the MFS(Reg. TM) Value Portfolio--(Class A).


     The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio, which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio, which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the MFS(Reg. TM) Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser.


     The subadviser to the Met/Artisan Mid Cap Value Portfolio (formerly, the Harris Oakmark Focused Value Portfolio, which was formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000; and Artisan Partners Limited Partnership became the subadviser on May 1, 2009.


     The subadviser to the Balanced Portfolio (which merged into the MFS(Reg.
TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser.


     The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser.


     The subadviser to the BlackRock Capital Appreciation Portfolio (formerly, the BlackRock Legacy Large Cap Growth Portfolio which was formerly the State Street Research Large Cap Growth Portfolio, which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.


     Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios: the FI Value Leaders Portfolio and the Jennison Growth Portfolio of the Metropolitan Fund and the Pioneer Fund Portfolio of the Met Investors Series Trust. On or about May 1, 2009, the Capital Guardian U.S. Equity Portfolio of the Metropolitan Fund merged with and into the Pioneer Fund Portfolio of the Met Investors Series Trust. The subadvisers to these Portfolios are: Pyramis Global Advisors, LLC, Jennison Associates, LLC and Pioneer Investment Management, Inc., respectively. Effective April 29, 2013, Zenith Equity Portfolio (Class A) of the Metropolitan Fund merged with and into the MetLife Aggressive Strategy Portfolio (Class B) (currently, the MetLife Asset Allocation 100 Portfolio) of the Met Investors Series Trust and MetLife Advisers, LLC is the adviser.


     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as the subadviser to the Barclays Aggregate Bond Index Portfolio (formerly, the Barclays Capital Aggregate Bond Index Portfolio and formerly, the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio), the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the MSCI EAFE(Reg. TM) Index Portfolio (formerly, the Morgan Stanley EAFE(Reg. TM) Index Portfolio) and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2007; Metropolitan Life Insurance Company had been the subadviser to these Portfolios since May 1, 2001. Effective October 3, 2012, MetLife Investment Advisors Company, LLC was renamed MetLife Investment Management, LLC.


     The subadviser to the Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio) was Artio Global Management LLC until February 1, 2012, when Baillie Gifford Overseas Limited became the subadviser. The subadviser to the Artio International Stock Portfolio (formerly, the Julius Baer International Stock Portfolio) was Julius Baer Investment Management LLC until May 1, 2009, when Artio Global Management LLC became the subadviser. The subadviser to the Julius Baer International Stock Portfolio (formerly, the FI International Stock Portfolio) was Fidelity Management & Research Company until January 7, 2008, when Julius Baer Investment Management LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio, (currently known as Baillie Gifford International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the Baillie Gifford International Stock Portfolio) on December 1, 2000, and was formerly known as the Draycott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.


     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.


     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 30, 2010, the FI Mid Cap Opportunities Portfolio of the Metropolitan Fund merged with and into the Van Kampen Mid Cap Growth Portfolio which was immediately renamed Morgan Stanley Mid Cap Growth Portfolio. Immediately following the merger Morgan Stanley Investment Management, Inc. replaced Fidelity Management & Research Company as the subadviser.


     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio of the Metropolitan Fund merged with and into the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund.


     The subadviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Core Portfolio (formerly, the BlackRock Large Cap Portfolio, which was formerly the BlackRock Investment Trust Portfolio and previously to that, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the subadviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. On January 11, 2010, the BlackRock

Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio and Neuberger Berman Management LLC replaced BlackRock Advisors, LLC as subadviser. Effective January 7, 2013, the BlackRock Aggressive Growth Portfolio was renamed Frontier Mid Cap Growth Portfolio and Frontier Capital Management Company, LLC replaced BlackRock Advisors, LLC as subadviser.


     The subadviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the subadviser. Effective April 29, 2013, Oppenheimer Global Equity Portfolio of the Metropolitan Fund merged with and into Met/Templeton Growth Portfolio of the Met Investors Series Trust. Immediately following the merger, the Met/Templeton Growth Portfolio was renamed Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.


     On April 29, 2005, the Met/Putnam Voyager Portfolio of the Metropolitan Fund (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio of the Metropolitan Fund.


     On May 1, 2006, the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.


     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, the Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, the Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.


     On April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Portfolio which was formerly the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


     The subadviser to the MFS(Reg. TM) Value Portfolio (formerly, the Harris Oakmark Large Cap Value Portfolio) was Harris Associates L.P. until January 7, 2008, when Massachusetts Financial Services Company became the subadviser.


     The subadviser to the FI Large Cap Portfolio, FI Mid Cap Opportunities Portfolio and the FI Value Leaders Portfolio was Fidelity Management & Research Company until April 28, 2008, when Pyramis Global Advisors, LLC became the subadviser. Effective April 29, 2013, FI Value Leaders Portfolio (Class B) merged with and into the MFS(Reg. TM) Value Portfolio (Class A); and Massachusetts Financial Services replaced Pyramis Global Advisors, LLC as subadviser.


     The subadviser to the Loomis Sayles Small Cap Growth Portfolio (formerly, the Franklin Templeton Small Cap Growth Portfolio) was Franklin Advisers, Inc. until January 5, 2009, when Loomis, Sayles & Company, L.P. became the subadviser.


     Effective May 4, 2009, the FI Large Cap Portfolio merged with and into the BlackRock Legacy Large Cap Growth Portfolio.


     On April 30, 2010, FI Mid Cap Opportunities Portfolio of the Metropolitan Fund merged with and into the Morgan Stanley Mid Cap Growth Portfolio of the Met Investors Series Trust.


     On April 29, 2011, MetLife Aggressive Allocation Portfolio of the Metropolitan Fund merged with and into MetLife Aggressive Strategy Portfolio (currently, the MetLife Asset Allocation 100 Portfolio) of the Met Investors Series Trust.

     The subadviser to the Lord Abbett Mid Cap Value Portfolio (formerly, the Neuberger Berman Mid Cap Value Portfolio) was Neuberger Berman Management LLC until January 12, 2012, when Lord, Abbett & Co. LLC became subadviser.


     On April 30, 2012, the Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund was reorganized into the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust.


     Effective February 3, 2014, the BlackRock Divsersified Portfolio was renamed the WMC Balanced Portfolio and Wellington Management Company, LLP replaced Davis Selected Advisers, L.P. as subadviser.


     Effective February 3, 2014, the Davis Venture Value Portfolio was renamed the WMC Core Equity Opportunities Portfolio and Wellington Management Company, LLP replaced Davis Selected Advisers, L.P. as subadviser.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:


     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser.


     The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


     The subadviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio, which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005, when RCM Capital Management, LLC became the subadviser.


     The subadviser to the Lazard Mid-Cap Portfolio (formerly, the Met/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.


     The subadviser to the Legg Mason ClearBridge Aggressive Growth Portfolio (formerly, the Legg Mason Partners Aggressive Growth Portfolio, which was formerly the Legg Mason Aggressive Growth Portfolio, which was formerly the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.


     The subadviser to the Clarion Global Real Estate Portfolio (formerly, Neuberger Berman Real Estate Portfolio) was Neuberger Berman Management Inc., until April 28, 2008, when ING Clarion Real Estate Securities LLC became the subadviser. Effective January 12, 2012, CRBE Clarion Securities LLC replaced ING Clarion Real Estate Securities LLC as subadviser to the Clarion Global Real Estate Portfolio.


     On September 2, 2008 SSgA Funds Management, Inc. replaced Gallatin Asset Management, Inc. as the subadviser to the SSgA Growth and Income ETF Portfolio (formerly, the Cyclical Growth and Income ETF Portfolio) and the SSgA Growth Portfolio (formerly, the Cyclical Growth ETF Portfolio).


     The subadviser to the Invesco Small Cap Growth Portfolio (formerly, the Met/AIM Small Cap Growth Portfolio) was Invesco AIM Capital Management, Inc. until May 1, 2010, when Invesco Advisers, Inc. became the subadviser.


     On April 29, 2011, Legg Mason Value Equity Portfolio (Class B) merged with and into Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (currently, the ClearBridge Aggressive Growth Portfolio).

     On April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into the Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced OppenheimerFunds, Inc. as subadviser.


     Effective November 26, 2012, Lazard Mid Cap Portfolio was renamed MLA Mid Cap Portfolio. On April 29, 2013, MLA Mid Cap Portfolio of the Met Investors Series Trust merged with and into Neuberger Berman Genesis Portfolio of the Metropolitan Fund and Neuberger Berman Management LLC replaced Lazard Asset Management LLC as subadviser.


     Effective April 29, 2013, RCM Technology Portfolio of the Met Investors Series Trust merged with and into T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Fund and T. Rowe Price Associates, Inc. replaced RCM Capital Management LLC as subadviser.


     Effective October 1, 2013, Lord Abbett Mid Cap Value Portfolio was renamed Invesco Mid Cap Value Portfolio and Invesco Advisers, Inc. replaced Lord, Abbett & Co. LLC as subadviser.


     Effective November 1, 2013, Janus Forty Portfolio was renamed ClearBridge Aggressive Growth Portfolio II and ClearBridge Investments, LLC replaced Janus Capital Management LLC as subadviser.


     Effective February 3, 2014, the BlackRock Large Cap Core Portfolio was renamed the WMC Large Cap Research Portfolio and Wellington Management Company, LLP replaced BlackRock Advisors, LLC as subadviser.


     Effective April 28, 2014, ClearBridge Aggressive Growth Portfolio II (Class B) merged with and into ClearBridge Aggressive Growth (Class A),


                         DISTRIBUTION OF THE CONTRACTS


     MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the Contracts. MLIDC's principal business address is 1095 Avenue of the Americas, New York, NY 10036. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Services Regulatory Authority (FINRA). MLIDC enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services. Sales representatives are appointed as our insurance agents.


     MLIDC received sales compensation with respect to the Contracts in the following amounts during the periods indicated:




                                        AGGREGATE AMOUNT OF COMMISSIONS
                 AGGREGATE AMOUNT OF     RETAINED BY DISTRIBUTOR AFTER
                 COMMISSIONS PAID TO   PAYMENTS TO ITS REGISTERED PERSONS
  FISCAL YEAR        DISTRIBUTOR*              AND SELLING FIRMS
--------------- --------------------- -----------------------------------
   2014.........$116,987              $0
   2013.........$188,956              $0
   2012.........$181,559              $0

     MLIDC passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with MLIDC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.



                        CALCULATION OF PERFORMANCE DATA


                          AVERAGE ANNUAL TOTAL RETURN


     We may provide illustrations to show hypothetical Average Annual Total Returns for each Investment Division ("Division") based on the actual investment experience of the Divisions, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Division for 1, 5 and 10 years, or for a shorter period, if applicable.


     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.


     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Division at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.


     Division Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Division through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Division under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.


     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Division of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.


     We may also show daily unit values for each Division in advertising and sales literature, including our website.


                             CALCULATION OF YIELDS


MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Division for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Division value by the Division value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Division value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

The current yield will be calculated according to the following formula:


                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Money Market Division for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                  Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.


     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Division will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the division is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Division may also be presented for periods other than a 7-day period.

OTHER DIVISION YIELDS


From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Divisions (other than the BlackRock Money Market Division) for a Contract for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Division units less division expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

The 30-day or one-month yield is calculated according to the following formula:


                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Division's units.

ES = expenses of the Division for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Division will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Division's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR


     The net investment factor ("Net Investment Factor") for each division is determined on each day on which the New York Stock Exchange is open for trading as follows:

       (1) The net asset value per share of the Eligible Fund held in the division determined as of the close of regular trading on the New York Stock Exchange on a particular day;

       (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

       (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

       (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS


     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.


     When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."


     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each division to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each division will change from day to day depending upon the investment performance of the division, which in turn depends upon the investment performance of the Eligible Fund in which the division invests.


     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the prospectus under "Amount of Variable Annuity Payments."


     The number of annuity units credited under a variable payment option is determined as follows:

       (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

       (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)


     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.


     The value of an annuity unit for each Division depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)


     The annuity unit value for each Division is equal to the corresponding annuity unit value for the division previously determined multiplied by the applicable Net Investment Factor for that division for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.


     Transfers among the variable divisions will be made by converting the number of annuity units being transferred to the number of annuity units of the division to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.


     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".


     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Interest Rate of 5% which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.


     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.


     We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.


     The illustrations reflect the daily charge to the divisions for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain division(s) and the daily administration asset charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                          TAX STATUS OF THE CONTRACTS


     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.


     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


     Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS


     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected division(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.


                              FINANCIAL STATEMENTS



     The financial statements and financial highlights comprising each of the Investment Divisions of the Variable Account and the consolidated financial statements of the Company are included herein.


     The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                     AMERICAN FUNDS
                                              AMERICAN FUNDS          GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                                   BOND              CAPITALIZATION             GROWTH              GROWTH-INCOME
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $        105,024,772   $        552,527,011   $      1,071,813,845   $       871,662,800
   Due from Metropolitan Life
     Insurance Company...................                    --                     --                     --                    --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................           105,024,772            552,527,011          1,071,813,845           871,662,800
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    13                     11                     14                    12
   Due to Metropolitan Life
     Insurance Company...................                     5                      3                      5                   140
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    18                     14                     19                   152
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $        105,024,754   $        552,526,997   $      1,071,813,826   $       871,662,648
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        104,852,413   $        552,142,903   $      1,071,076,160   $       871,055,662
   Net assets from contracts in payout...               172,341                384,094                737,666               606,986
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $        105,024,754   $        552,526,997   $      1,071,813,826   $       871,662,648
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             CALVERT VP SRI        CALVERT VP SRI         FIDELITY VIP          FIDELITY VIP
                                                BALANCED           MID CAP GROWTH          CONTRAFUND           EQUITY-INCOME
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         58,809,998  $         13,652,993  $             10,690  $          92,690,114
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            58,809,998            13,652,993                10,690             92,690,114
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     2                    --                    --                      2
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     1                      1
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     3                    --                     1                      3
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         58,809,995  $         13,652,993  $             10,689  $          92,690,111
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,809,995  $         13,652,993  $             10,689  $          91,377,667
   Net assets from contracts in payout..                    --                    --                    --              1,312,444
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         58,809,995  $         13,652,993  $             10,689  $          92,690,111
                                          ====================  ====================  ====================  =====================

                                                                                                                 FIDELITY VIP
                                              FIDELITY VIP           FIDELITY VIP                              INVESTMENT GRADE
                                            FUNDSMANAGER 50%       FUNDSMANAGER 60%     FIDELITY VIP GROWTH          BOND
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,819
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            230,170,102           289,729,524            98,045,015            15,822,819
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     --                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     --                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     --                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,818
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,818
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,818
                                          =====================  ====================  ====================  ====================

                                                                     LMPVET PERMAL
                                              FIDELITY VIP            ALTERNATIVE
                                              MONEY MARKET            SELECT VIT
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          8,033,349  $              28,863
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             8,033,349                 28,863
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    --                      3
   Due to Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Liabilities...............                    --                      3
                                          --------------------  ---------------------

NET ASSETS..............................  $          8,033,349  $              28,860
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,033,349  $              28,860
   Net assets from contracts in payout..                    --                     --
                                          --------------------  ---------------------
        Total Net Assets................  $          8,033,349  $              28,860
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 MIST                   MIST
                                           ALLIANCEBERNSTEIN       ALLIANZ GLOBAL         MIST AMERICAN         MIST AMERICAN
                                            GLOBAL DYNAMIC        INVESTORS DYNAMIC      FUNDS BALANCED         FUNDS GROWTH
                                              ALLOCATION          MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                          INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,616,024,280  $         12,033,386  $        823,208,740  $        428,719,032
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         1,616,024,280            12,033,386           823,208,740           428,719,032
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     3                     3                     5
   Due to Metropolitan Life
     Insurance Company..................                     2                     2                     3                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     5                     6                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      1,616,024,275  $         12,033,381  $        823,208,734  $        428,719,024
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,616,022,991  $         12,033,381  $        822,964,296  $        428,667,529
   Net assets from contracts in payout..                 1,284                    --               244,438                51,495
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      1,616,024,275  $         12,033,381  $        823,208,734  $        428,719,024
                                          ====================  ====================  ====================  ====================


                                                                  MIST AMERICAN                              MIST BLACKROCK
                                             MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL        GLOBAL TACTICAL
                                             FUNDS GROWTH          ALLOCATION          RISK BALANCED           STRATEGIES
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       379,282,262  $       987,325,921  $      1,568,831,644  $      2,038,618,926
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          379,282,262          987,325,921         1,568,831,644         2,038,618,926
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    4                    3                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                    3                    3                     1                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    7                    6                     5                     4
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       379,282,255  $       987,325,915  $      1,568,831,639  $      2,038,618,922
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       379,254,952  $       986,945,526  $      1,568,830,313  $      2,038,604,960
   Net assets from contracts in payout..               27,303              380,389                 1,326                13,962
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       379,282,255  $       987,325,915  $      1,568,831,639  $      2,038,618,922
                                          ===================  ===================  ====================  ====================



                                             MIST BLACKROCK      MIST CLARION GLOBAL
                                               HIGH YIELD            REAL ESTATE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $             15,809  $        260,956,022
   Due from Metropolitan Life
     Insurance Company..................                    --                     2
                                          --------------------  --------------------
        Total Assets....................                15,809           260,956,024
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     9
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     1                     9
                                          --------------------  --------------------

NET ASSETS..............................  $             15,808  $        260,956,015
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             15,808  $        260,835,829
   Net assets from contracts in payout..                    --               120,186
                                          --------------------  --------------------
        Total Net Assets................  $             15,808  $        260,956,015
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST HARRIS          MIST INVESCO
                                            MIST CLEARBRIDGE           OAKMARK            BALANCED-RISK         MIST INVESCO
                                            AGGRESSIVE GROWTH       INTERNATIONAL          ALLOCATION           MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        672,850,049  $        553,476,485  $        458,464,884  $        504,220,563
   Due from Metropolitan Life
     Insurance Company..................                     8                     2                    --                    16
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           672,850,057           553,476,487           458,464,884           504,220,579
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    12                     2                     9
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    12                     2                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        672,850,047  $        553,476,475  $        458,464,882  $        504,220,570
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        672,644,075  $        552,702,962  $        458,464,882  $        503,692,258
   Net assets from contracts in payout..               205,972               773,513                    --               528,312
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        672,850,047  $        553,476,475  $        458,464,882  $        504,220,570
                                          ====================  ====================  ====================  ====================

                                                                                          MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN         GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND            ALLOCATION          SMALL CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         54,115,315  $         94,969,108  $        669,115,340  $         21,130,606
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            54,115,315            94,969,108           669,115,340            21,130,606
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                     4                     1                     4
   Due to Metropolitan Life
     Insurance Company..................                     3                    --                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    21                     4                     3                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         54,115,294  $         94,969,104  $        669,115,337  $         21,130,600
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         54,090,796  $         94,967,266  $        669,115,337  $         21,129,408
   Net assets from contracts in payout..                24,498                 1,838                    --                 1,192
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         54,115,294  $         94,969,104  $        669,115,337  $         21,130,600
                                          ====================  ====================  ====================  ====================


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT
                                             GLOBAL MARKETS        BOND DEBENTURE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        122,949,015  $       339,514,557
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           122,949,015          339,514,557
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                   14
   Due to Metropolitan Life
     Insurance Company..................                     3                    5
                                          --------------------  --------------------
        Total Liabilities...............                     9                   19
                                          --------------------  --------------------

NET ASSETS..............................  $        122,949,006  $       339,514,538
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        122,936,971  $       339,221,039
   Net assets from contracts in payout..                12,035              293,499
                                          --------------------  --------------------
        Total Net Assets................  $        122,949,006  $       339,514,538
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                MIST MET/FRANKLIN
                                            MIST MET/EATON        LOW DURATION       MIST MET/TEMPLETON       MIST METLIFE
                                          VANCE FLOATING RATE     TOTAL RETURN       INTERNATIONAL BOND   ASSET ALLOCATION 100
                                          INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        20,128,141  $        96,688,505  $         8,355,490    $       230,931,954
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   --                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           20,128,141           96,688,505            8,355,490            230,931,954
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                    7                    1                      7
   Due to Metropolitan Life
     Insurance Company..................                    1                    3                    1                      8
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    4                   10                    2                     15
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        20,128,137  $        96,688,495  $         8,355,488    $       230,931,939
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,128,137  $        96,688,495  $         8,355,488    $       223,957,805
   Net assets from contracts in payout..                   --                   --                   --              6,974,134
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        20,128,137  $        96,688,495  $         8,355,488    $       230,931,939
                                          ===================  ===================  ====================  ====================

                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX          MIST METLIFE        MIST MFS EMERGING
                                              BALANCED PLUS         TARGETED RISK        SMALL CAP VALUE       MARKETS EQUITY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,306,532,936  $        503,156,739  $         16,801,007  $         52,734,731
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,306,532,936           503,156,739            16,801,007            52,734,731
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     1                     4                     5
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     2                     5                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,306,532,931  $        503,156,737  $         16,801,002  $         52,734,725
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,306,531,646  $        503,156,737  $         16,801,002  $         52,734,725
   Net assets from contracts in payout..                 1,285                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,306,532,931  $        503,156,737  $         16,801,002  $         52,734,725
                                          ====================  ====================  ====================  ====================


                                            MIST MFS RESEARCH    MIST MORGAN STANLEY
                                              INTERNATIONAL        MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        221,624,122  $        367,615,865
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           221,624,122           367,615,865
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                    16
   Due to Metropolitan Life
     Insurance Company..................                    13                     7
                                          --------------------  --------------------
        Total Liabilities...............                    28                    23
                                          --------------------  --------------------

NET ASSETS..............................  $        221,624,094  $        367,615,842
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        221,134,899  $        367,348,688
   Net assets from contracts in payout..               489,195               267,154
                                          --------------------  --------------------
        Total Net Assets................  $        221,624,094  $        367,615,842
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                   MIST PANAGORA          MIST PIMCO
                                           MIST OPPENHEIMER     GLOBAL DIVERSIFIED    INFLATION PROTECTED       MIST PIMCO
                                             GLOBAL EQUITY             RISK                  BOND              TOTAL RETURN
                                          INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       271,471,563  $          6,621,684  $       512,607,279   $      1,090,762,295
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                   --                      1
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          271,471,563             6,621,684          512,607,279          1,090,762,296
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   11                     5                    8                     12
   Due to Metropolitan Life
     Insurance Company..................                   12                     1                    3                     --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   23                     6                   11                     12
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       271,471,540  $          6,621,678  $       512,607,268   $      1,090,762,284
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       271,298,736  $          6,621,678  $       512,405,103   $      1,090,256,259
   Net assets from contracts in payout..              172,804                    --              202,165                506,025
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       271,471,540  $          6,621,678  $       512,607,268   $      1,090,762,284
                                          ===================  ====================  ====================  ====================


                                             MIST PIONEER          MIST PYRAMIS          MIST PYRAMIS        MIST SCHRODERS
                                           STRATEGIC INCOME      GOVERNMENT INCOME       MANAGED RISK      GLOBAL MULTI-ASSET
                                          INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        76,351,270  $        534,446,062  $       127,322,334   $       426,762,090
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           76,351,270           534,446,062          127,322,334           426,762,090
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    3                     1                    2                     3
   Due to Metropolitan Life
     Insurance Company..................                   --                     4                    1                     1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    3                     5                    3                     4
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        76,351,267  $        534,446,057  $       127,322,331   $       426,762,086
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        76,351,267  $        534,446,057  $       127,322,331   $       426,762,086
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        76,351,267  $        534,446,057  $       127,322,331   $       426,762,086
                                          ===================  ====================  ====================  ===================


                                            MIST SSGA GROWTH          MIST SSGA
                                             AND INCOME ETF          GROWTH ETF
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        959,208,944  $       158,546,688
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           959,208,944          158,546,688
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                   11
   Due to Metropolitan Life
     Insurance Company..................                     3                    3
                                          --------------------  --------------------
        Total Liabilities...............                     9                   14
                                          --------------------  --------------------

NET ASSETS..............................  $        959,208,935  $       158,546,674
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        958,929,045  $       158,538,822
   Net assets from contracts in payout..               279,890                7,852
                                          --------------------  --------------------
        Total Net Assets................  $        959,208,935  $       158,546,674
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                          MIST T. ROWE PRICE        MIST WMC
                                            MID CAP GROWTH     LARGE CAP RESEARCH        VARIABLE B           VARIABLE C
                                          INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       425,918,810  $       761,053,614  $        13,870,297   $          1,356,840
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                    1                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          425,918,810          761,053,614           13,870,298              1,356,840
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    8                   16                   --                     --
   Due to Metropolitan Life
     Insurance Company..................                    5                    9                   --                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   13                   25                   --                     --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       425,918,797  $       761,053,589  $        13,870,298   $          1,356,840
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       425,597,454  $       754,407,518  $        13,586,235   $          1,356,840
   Net assets from contracts in payout..              321,343            6,646,071              284,063                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       425,918,797  $       761,053,589  $        13,870,298   $          1,356,840
                                          ===================  ===================  ====================  ====================

                                           MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK         MSF BLACKROCK
                                           INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME      CAPITAL APPRECIATION
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        143,934,444  $      1,201,918,848  $        498,013,834  $        184,744,032
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           143,934,444         1,201,918,848           498,013,834           184,744,032
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                    12                    11                     8
   Due to Metropolitan Life
     Insurance Company..................                     7                     5                     5                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    25                    17                    16                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        143,934,419  $      1,201,918,831  $        498,013,818  $        184,744,024
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        143,594,963  $      1,199,436,823  $        495,226,584  $        183,739,853
   Net assets from contracts in payout..               339,456             2,482,008             2,787,234             1,004,171
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        143,934,419  $      1,201,918,831  $        498,013,818  $        184,744,024
                                          ====================  ====================  ====================  ====================

                                               MSF BLACKROCK          MSF BLACKROCK
                                              LARGE CAP VALUE         MONEY MARKET
                                            INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        277,145,184   $         70,377,918
   Due from Metropolitan Life
     Insurance Company..................                    19                     22
                                          ---------------------  ---------------------
        Total Assets....................           277,145,203             70,377,940
                                          ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    11                      6
   Due to Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  ---------------------
        Total Liabilities...............                    11                      6
                                          ---------------------  ---------------------

NET ASSETS..............................  $        277,145,192   $         70,377,934
                                          =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        277,085,796   $         69,848,545
   Net assets from contracts in payout..                59,396                529,389
                                          ---------------------  ---------------------
        Total Net Assets................  $        277,145,192   $         70,377,934
                                          =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF FRONTIER          MSF JENNISON         MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                             MID CAP GROWTH            GROWTH             SMALL CAP CORE       SMALL CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        516,959,646  $        174,229,755  $         192,412,334  $         54,772,078
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           516,959,646           174,229,755            192,412,334            54,772,078
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                     8                     11                    11
   Due to Metropolitan Life
     Insurance Company..................                     8                    14                      3                     7
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    20                    22                     14                    18
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        516,959,626  $        174,229,733  $         192,412,320  $         54,772,060
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,426,916  $        173,873,437  $         191,288,758  $         54,714,366
   Net assets from contracts in payout..               532,710               356,296              1,123,562                57,694
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        516,959,626  $        174,229,733  $         192,412,320  $         54,772,060
                                          ====================  ====================  =====================  ====================

                                                                 MSF MET/DIMENSIONAL
                                            MSF MET/ARTISAN      INTERNATIONAL SMALL       MSF METLIFE           MSF METLIFE
                                             MID CAP VALUE             COMPANY         ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                          INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        249,301,855  $          7,087,464  $        521,380,185  $      1,428,984,294
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           249,301,855             7,087,464           521,380,185         1,428,984,294
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     3                     4                     2
   Due to Metropolitan Life
     Insurance Company..................                     5                     1                     3                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    14                     4                     7                     4
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        249,301,841  $          7,087,460  $        521,380,178  $      1,428,984,290
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        248,391,808  $          7,087,460  $        521,358,081  $      1,428,525,836
   Net assets from contracts in payout..               910,033                    --                22,097               458,454
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        249,301,841  $          7,087,460  $        521,380,178  $      1,428,984,290
                                          ====================  ====================  ====================  ====================


                                               MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      4,365,939,934  $      2,021,856,417
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         4,365,939,934         2,021,856,417
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4
   Due to Metropolitan Life
     Insurance Company..................                     4                     2
                                          --------------------  --------------------
        Total Liabilities...............                     9                     6
                                          --------------------  --------------------

NET ASSETS..............................  $      4,365,939,925  $      2,021,856,411
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,364,346,606  $      2,018,701,940
   Net assets from contracts in payout..             1,593,319             3,154,471
                                          --------------------  --------------------
        Total Net Assets................  $      4,365,939,925  $      2,021,856,411
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE         MSF MFS TOTAL
                                           MID CAP STOCK INDEX       STOCK INDEX            RETURN             MSF MFS VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        550,797,143  $      3,141,402,167  $       157,659,634  $        526,090,600
   Due from Metropolitan Life
     Insurance Company..................                     5                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           550,797,148         3,141,402,167          157,659,634           526,090,600
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                     8                    6                    14
   Due to Metropolitan Life
     Insurance Company..................                    --                    37                    6                     9
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                     7                    45                   12                    23
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        550,797,141  $      3,141,402,122  $       157,659,622  $        526,090,577
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        549,994,453  $      3,109,681,075  $       155,406,763  $        520,356,826
   Net assets from contracts in payout..               802,688            31,721,047            2,252,859             5,733,751
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        550,797,141  $      3,141,402,122  $       157,659,622  $        526,090,577
                                          ====================  ====================  ===================  ====================

                                                MSF MSCI           MSF NEUBERGER       MSF RUSSELL 2000      MSF T. ROWE PRICE
                                               EAFE INDEX         BERMAN GENESIS             INDEX           LARGE CAP GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        511,371,724  $       326,918,884  $        349,277,085  $        443,081,499
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                    24                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           511,371,724          326,918,884           349,277,109           443,081,502
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                   14                    15                    11
   Due to Metropolitan Life
     Insurance Company..................                     6                   17                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    18                   31                    15                    11
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        511,371,706  $       326,918,853  $        349,277,094  $        443,081,491
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        511,024,521  $       326,372,026  $        348,898,550  $        434,771,252
   Net assets from contracts in payout..               347,185              546,827               378,544             8,310,239
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        511,371,706  $       326,918,853  $        349,277,094  $        443,081,491
                                          ====================  ===================  ====================  ====================

                                            MSF T. ROWE PRICE    MSF VAN ECK GLOBAL
                                            SMALL CAP GROWTH      NATURAL RESOURCES
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        394,821,904  $        36,305,037
   Due from Metropolitan Life
     Insurance Company..................                     3                   --
                                          --------------------  --------------------
        Total Assets....................           394,821,907           36,305,037
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    4
   Due to Metropolitan Life
     Insurance Company..................                    --                    1
                                          --------------------  --------------------
        Total Liabilities...............                    10                    5
                                          --------------------  --------------------

NET ASSETS..............................  $        394,821,897  $        36,305,032
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        394,427,357  $        36,305,032
   Net assets from contracts in payout..               394,540                   --
                                          --------------------  --------------------
        Total Net Assets................  $        394,821,897  $        36,305,032
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC      MANAGEMENT              MSF WMC            MSF WMC CORE
                                           BOND OPPORTUNITIES     U.S. GOVERNMENT          BALANCED        EQUITY OPPORTUNITIES
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        217,390,728  $       197,952,859  $       669,398,282    $       633,127,569
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                   --                     --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................           217,390,728          197,952,859          669,398,282            633,127,569
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                   16                   11                     13
   Due to Metropolitan Life
     Insurance Company..................                     4                    5                    9                      5
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    18                   21                   20                     18
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        217,390,710  $       197,952,838  $       669,398,262    $       633,127,551
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        216,534,246  $       197,673,102  $       662,210,681    $       630,667,945
   Net assets from contracts in payout..               856,464              279,736            7,187,581              2,459,606
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        217,390,710  $       197,952,838  $       669,398,262    $       633,127,551
                                          ====================  ===================  ====================  ====================

                                                 PIMCO VIT             PIMCO VIT
                                            COMMODITYREALRETURN     EMERGING MARKET        UIF GLOBAL
                                                 STRATEGY                BOND            INFRASTRUCTURE
                                            INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ---------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $             1,487   $              1,914  $             4,009
   Due from Metropolitan Life
     Insurance Company..................                     2                     --                   --
                                          ---------------------  --------------------  -------------------
       Total Assets.....................                 1,489                  1,914                4,009
                                          ---------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                     --                    1
   Due to Metropolitan Life
     Insurance Company..................                    --                      1                    1
                                          ---------------------  --------------------  -------------------
       Total Liabilities................                    --                      1                    2
                                          ---------------------  --------------------  -------------------

NET ASSETS..............................   $             1,489   $              1,913  $             4,007
                                          =====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $             1,489   $              1,913  $             4,007
   Net assets from contracts in payout..                    --                     --                   --
                                          ---------------------  --------------------  -------------------
       Total Net Assets.................   $             1,489   $              1,913  $             4,007
                                          =====================  ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                        AMERICAN FUNDS
                                                  AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS
                                                       BOND             CAPITALIZATION             GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,051,520  $            689,786  $           8,392,398
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,369,996             7,014,997             13,151,135
      Administrative charges.................               254,643             1,294,119              2,385,428
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,624,639             8,309,116             15,536,563
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......               426,881           (7,619,330)            (7,144,165)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                40,295             2,578,896             53,442,432
      Realized gains (losses) on sale of
         investments.........................             (152,533)            11,520,680             48,053,876
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             (112,238)            14,099,576            101,496,308
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             3,770,167           (2,195,687)           (21,104,729)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,657,929            11,903,889             80,391,579
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          4,084,810  $          4,284,559  $          73,247,414
                                               ====================  ====================  =====================


                                                  AMERICAN FUNDS         CALVERT VP SRI        CALVERT VP SRI
                                                   GROWTH-INCOME            BALANCED           MID CAP GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         11,047,855  $             901,822  $                 --
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            10,568,847                571,992               111,826
      Administrative charges.................             1,918,564                 91,320                18,173
                                               --------------------  ---------------------  --------------------
         Total expenses......................            12,487,411                663,312               129,999
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......           (1,439,556)                238,510             (129,999)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            41,977,575              3,942,311             2,577,347
      Realized gains (losses) on sale of
         investments.........................            28,938,628                599,060               543,676
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            70,916,203              4,541,371             3,121,023
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             5,849,852              (157,045)           (2,047,102)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            76,766,055              4,384,326             1,073,921
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         75,326,499  $           4,622,836  $            943,922
                                               ====================  =====================  ====================


                                                    FIDELITY VIP             FIDELITY VIP          FIDELITY VIP
                                                     CONTRAFUND              EQUITY-INCOME       FUNDSMANAGER 50%
                                               INVESTMENT DIVISION (a)    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               -----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................   $                405    $           2,607,687  $           2,598,070
                                               -----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    117                  790,126              3,450,286
      Administrative charges.................                     11                  171,542                     --
                                               -----------------------  ---------------------  ---------------------
         Total expenses......................                    128                  961,668              3,450,286
                                               -----------------------  ---------------------  ---------------------
           Net investment income (loss)......                    277                1,646,019              (852,216)
                                               -----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                  1,127                1,288,702              1,750,607
      Realized gains (losses) on sale of
         investments.........................                  (868)                  993,391                149,398
                                               -----------------------  ---------------------  ---------------------
           Net realized gains (losses).......                    259                2,282,093              1,900,005
                                               -----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                  (197)                3,007,148              4,217,253
                                               -----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                     62                5,289,241              6,117,258
                                               -----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $                339    $           6,935,260  $           5,265,042
                                               =======================  =====================  =====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,599,243
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,650,114
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................             5,650,114
                                               --------------------
           Net investment income (loss)......           (2,050,871)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,678,273
      Realized gains (losses) on sale of
         investments.........................             3,467,161
                                               --------------------
           Net realized gains (losses).......            11,145,434
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               496,368
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            11,641,802
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          9,590,931
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                        FIDELITY VIP
                                                                      INVESTMENT GRADE         FIDELITY VIP
                                              FIDELITY VIP GROWTH           BOND               MONEY MARKET
                                              INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             180,427  $             344,276  $              1,064
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                798,575                133,400               128,987
      Administrative charges...............                128,680                 21,684                 9,513
                                             ---------------------  ---------------------  --------------------
         Total expenses....................                927,255                155,084               138,500
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....              (746,828)                189,192             (137,436)
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --                  6,530                    --
      Realized gains (losses) on sale of
         investments.......................              3,389,604                  8,908                    --
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....              3,389,604                 15,438                    --
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................              6,901,550                572,731                    --
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................             10,291,154                588,169                    --
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           9,544,326  $             777,361  $          (137,436)
                                             =====================  =====================  ====================

                                                                              MIST                    MIST
                                                  LMPVET PERMAL         ALLIANCEBERNSTEIN        ALLIANZ GLOBAL
                                                   ALTERNATIVE           GLOBAL DYNAMIC         INVESTORS DYNAMIC
                                                   SELECT VIT              ALLOCATION           MULTI-ASSET PLUS
                                             INVESTMENT DIVISION (b)   INVESTMENT DIVISION   INVESTMENT DIVISION (c)
                                             -----------------------  ---------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................   $                 64    $          31,039,859   $              51,617
                                             -----------------------  ---------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                      5               15,886,748                  40,933
      Administrative charges...............                      1                4,006,178                  10,004
                                             -----------------------  ---------------------  -----------------------
         Total expenses....................                      6               19,892,926                  50,937
                                             -----------------------  ---------------------  -----------------------
           Net investment income (loss)....                     58               11,146,933                     680
                                             -----------------------  ---------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --               30,904,314                 108,844
      Realized gains (losses) on sale of
         investments.......................                     --                8,269,962                    (70)
                                             -----------------------  ---------------------  -----------------------
           Net realized gains (losses).....                     --               39,174,276                 108,774
                                             -----------------------  ---------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                  (113)               43,348,111                  73,593
                                             -----------------------  ---------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  (113)               82,522,387                 182,367
                                             -----------------------  ---------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $               (55)    $          93,669,320   $             183,047
                                             =======================  =====================  =======================


                                                 MIST AMERICAN         MIST AMERICAN                                MIST AMERICAN
                                                FUNDS BALANCED         FUNDS GROWTH          MIST AMERICAN         FUNDS MODERATE
                                                  ALLOCATION            ALLOCATION           FUNDS GROWTH            ALLOCATION
                                              INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                             --------------------  --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         10,352,049  $          4,337,342  $          2,051,594  $          14,297,012
                                             --------------------  --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................             8,256,714             4,370,441             3,797,205             10,048,908
      Administrative charges...............             2,018,243             1,035,406               929,162              2,436,624
                                             --------------------  --------------------  --------------------  ---------------------
         Total expenses....................            10,274,957             5,405,847             4,726,367             12,485,532
                                             --------------------  --------------------  --------------------  ---------------------
           Net investment income (loss)....                77,092           (1,068,505)           (2,674,773)              1,811,480
                                             --------------------  --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            79,035,120            64,314,443            21,717,583             85,088,040
      Realized gains (losses) on sale of
         investments.......................             8,440,983             8,360,694             8,645,131              8,073,189
                                             --------------------  --------------------  --------------------  ---------------------
           Net realized gains (losses).....            87,476,103            72,675,137            30,362,714             93,161,229
                                             --------------------  --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................          (49,696,298)          (50,990,487)           (2,849,168)           (49,267,266)
                                             --------------------  --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................            37,779,805            21,684,650            27,513,546             43,893,963
                                             --------------------  --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $         37,856,897  $         20,616,145  $         24,838,773  $          45,705,443
                                             ====================  ====================  ====================  =====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                        MIST BLACKROCK
                                                  MIST AQR GLOBAL       GLOBAL TACTICAL         MIST BLACKROCK
                                                   RISK BALANCED          STRATEGIES              HIGH YIELD
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION (a)
                                               --------------------  ---------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $          22,717,265   $                 --
                                               --------------------  ---------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            16,442,867             20,129,218                     79
      Administrative charges.................             4,139,174              5,078,352                      7
                                               --------------------  ---------------------  -----------------------
         Total expenses......................            20,582,041             25,207,570                     86
                                               --------------------  ---------------------  -----------------------
           Net investment income (loss)......          (20,582,041)            (2,490,305)                   (86)
                                               --------------------  ---------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,556,973            107,146,785                     --
      Realized gains (losses) on sale of
         investments.........................             (705,124)              7,473,406                  (407)
                                               --------------------  ---------------------  -----------------------
           Net realized gains (losses).......             6,851,849            114,620,191                  (407)
                                               --------------------  ---------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................            60,002,847           (20,833,485)                  (259)
                                               --------------------  ---------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            66,854,696             93,786,706                  (666)
                                               --------------------  ---------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         46,272,655  $          91,296,401   $              (752)
                                               ====================  =====================  =======================

                                                                                                 MIST HARRIS
                                                MIST CLARION GLOBAL     MIST CLEARBRIDGE           OAKMARK
                                                    REAL ESTATE         AGGRESSIVE GROWTH       INTERNATIONAL
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          4,137,897  $             342,347  $         14,021,694
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,679,869              5,189,062             5,947,040
      Administrative charges.................               596,290              1,154,922             1,360,972
                                               --------------------  ---------------------  --------------------
         Total expenses......................             3,276,159              6,343,984             7,308,012
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......               861,738            (6,001,637)             6,713,682
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --            56,076,880
      Realized gains (losses) on sale of
         investments.........................           (2,382,927)             10,570,072             5,960,672
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......           (2,382,927)             10,570,072            62,037,552
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            30,579,253             77,370,740         (109,986,530)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            28,196,326             87,940,812          (47,948,978)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         29,058,064  $          81,939,175  $       (41,235,296)
                                               ====================  =====================  ====================

                                                   MIST INVESCO
                                                   BALANCED-RISK          MIST INVESCO          MIST INVESCO
                                                    ALLOCATION            MID CAP VALUE       SMALL CAP GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $           2,798,379  $                 --
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,545,889              5,265,308               538,614
      Administrative charges.................             1,123,832              1,084,102               117,243
                                               --------------------  ---------------------  --------------------
         Total expenses......................             5,669,721              6,349,410               655,857
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......           (5,669,721)            (3,551,031)             (655,857)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            20,839,352             89,299,733             6,052,175
      Realized gains (losses) on sale of
         investments.........................               327,029             10,498,953             2,199,421
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            21,166,381             99,798,686             8,251,596
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             2,913,235           (55,471,384)           (4,207,768)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            24,079,616             44,327,302             4,043,828
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,409,895  $          40,776,271  $          3,387,971
                                               ====================  =====================  ====================


                                                   MIST JPMORGAN
                                                     CORE BOND
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,350,384
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               953,024
      Administrative charges.................               229,740
                                               --------------------
         Total expenses......................             1,182,764
                                               --------------------
           Net investment income (loss)......               167,620
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               511,910
      Realized gains (losses) on sale of
         investments.........................             (108,199)
                                               --------------------
           Net realized gains (losses).......               403,711
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             2,796,546
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,200,257
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,367,877
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   MIST JPMORGAN
                                                   GLOBAL ACTIVE         MIST JPMORGAN       MIST LOOMIS SAYLES
                                                    ALLOCATION          SMALL CAP VALUE        GLOBAL MARKETS
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,005,485  $            171,172   $          2,629,688
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,290,385               202,946              1,301,741
      Administrative charges.................             1,572,459                49,705                303,803
                                               --------------------  ---------------------  --------------------
         Total expenses......................             7,862,844               252,651              1,605,544
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (857,359)              (81,479)              1,024,144
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            19,124,462             2,366,373                     --
      Realized gains (losses) on sale of
         investments.........................               399,743               343,722              1,964,250
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            19,524,205             2,710,095              1,964,250
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            15,242,887           (1,981,953)              (307,971)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            34,767,092               728,142              1,656,279
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         33,909,733  $            646,663   $          2,680,423
                                               ====================  =====================  ====================

                                                                                               MIST MET/FRANKLIN
                                                 MIST LORD ABBETT        MIST MET/EATON          LOW DURATION
                                                  BOND DEBENTURE       VANCE FLOATING RATE       TOTAL RETURN
                                                INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          19,345,556  $             696,607  $          2,023,708
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              3,605,628                206,695               974,876
      Administrative charges.................                788,041                 49,735               231,357
                                               ---------------------  ---------------------  --------------------
         Total expenses......................              4,393,669                256,430             1,206,233
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......             14,951,887                440,177               817,475
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              9,327,969                 86,595                    --
      Realized gains (losses) on sale of
         investments.........................              2,258,027               (42,750)              (65,128)
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......             11,585,996                 43,845              (65,128)
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (14,410,801)              (604,622)             (989,054)
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            (2,824,805)              (560,777)           (1,054,182)
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          12,127,082  $           (120,600)  $          (236,707)
                                               =====================  =====================  ====================


                                                 MIST MET/TEMPLETON       MIST METLIFE          MIST METLIFE
                                                 INTERNATIONAL BOND   ASSET ALLOCATION 100      BALANCED PLUS
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             400,172  $          1,871,197  $         52,941,184
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 88,106             2,263,814            30,630,434
      Administrative charges.................                 21,866               627,696             7,666,747
                                               ---------------------  --------------------  --------------------
         Total expenses......................                109,972             2,891,510            38,297,181
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                290,200           (1,020,313)            14,644,003
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --           234,697,785
      Realized gains (losses) on sale of
         investments.........................               (27,466)             5,869,246               586,273
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......               (27,466)             5,869,246           235,284,058
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (263,902)             3,925,591           (6,650,823)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (291,368)             9,794,837           228,633,235
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             (1,168)  $          8,774,524  $        243,277,238
                                               =====================  ====================  ====================

                                                   MIST METLIFE
                                                    MULTI-INDEX
                                                   TARGETED RISK
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,028,702
      Administrative charges.................             1,011,285
                                               --------------------
         Total expenses......................             5,039,987
                                               --------------------
           Net investment income (loss)......           (5,039,987)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,212,468
      Realized gains (losses) on sale of
         investments.........................                45,168
                                               --------------------
           Net realized gains (losses).......             1,257,636
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            34,474,145
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            35,731,781
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         30,691,794
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   MIST METLIFE        MIST MFS EMERGING      MIST MFS RESEARCH
                                                  SMALL CAP VALUE       MARKETS EQUITY          INTERNATIONAL
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,482  $            456,538   $          5,506,126
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               152,988               546,982              2,398,929
      Administrative charges.................                41,837               135,914                549,263
                                               --------------------  ---------------------  --------------------
         Total expenses......................               194,825               682,896              2,948,192
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (188,343)             (226,358)              2,557,934
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               687,874                    --                     --
      Realized gains (losses) on sale of
         investments.........................               423,118               182,214                927,141
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             1,110,992               182,214                927,141
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (816,842)           (3,987,006)           (22,790,637)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               294,150           (3,804,792)           (21,863,496)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            105,807  $        (4,031,150)   $       (19,305,562)
                                               ====================  =====================  ====================

                                                                                                 MIST PANAGORA
                                                MIST MORGAN STANLEY     MIST OPPENHEIMER      GLOBAL DIVERSIFIED
                                                  MID CAP GROWTH          GLOBAL EQUITY              RISK
                                                INVESTMENT DIVISION    INVESTMENT DIVISION  INVESTMENT DIVISION (c)
                                               ---------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $            161,816   $          2,542,218   $             17,623
                                               ---------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,044,487              2,531,517                 23,425
      Administrative charges.................               622,747                558,863                  5,791
                                               ---------------------  --------------------  -----------------------
         Total expenses......................             4,667,234              3,090,380                 29,216
                                               ---------------------  --------------------  -----------------------
           Net investment income (loss)......           (4,505,418)              (548,162)               (11,593)
                                               ---------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --              8,340,872                127,763
      Realized gains (losses) on sale of
         investments.........................            16,801,895              8,440,044                  1,034
                                               ---------------------  --------------------  -----------------------
           Net realized gains (losses).......            16,801,895             16,780,916                128,797
                                               ---------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................          (12,785,123)           (13,256,823)              (100,953)
                                               ---------------------  --------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,016,772              3,524,093                 27,844
                                               ---------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (488,646)   $          2,975,931   $             16,251
                                               =====================  ====================  =======================

                                                    MIST PIMCO
                                                INFLATION PROTECTED       MIST PIMCO            MIST PIONEER
                                                       BOND              TOTAL RETURN         STRATEGIC INCOME
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          8,452,983  $         26,838,000  $           3,479,544
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,602,244            11,711,110                763,776
      Administrative charges.................             1,311,386             2,705,297                182,146
                                               --------------------  --------------------  ---------------------
         Total expenses......................             6,913,630            14,416,407                945,922
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,539,353            12,421,593              2,533,622
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                717,110
      Realized gains (losses) on sale of
         investments.........................           (7,095,453)             (111,363)                 55,383
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (7,095,453)             (111,363)                772,493
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            15,311,995            20,819,584            (1,203,395)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             8,216,542            20,708,221              (430,902)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          9,755,895  $         33,129,814  $           2,102,720
                                               ====================  ====================  =====================


                                                   MIST PYRAMIS
                                                 GOVERNMENT INCOME
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $         13,946,192
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,451,795
      Administrative charges.................             1,339,505
                                               --------------------
         Total expenses......................             6,791,300
                                               --------------------
           Net investment income (loss)......             7,154,892
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................           (1,621,559)
                                               --------------------
           Net realized gains (losses).......           (1,621,559)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            26,699,448
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            25,077,889
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         32,232,781
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   MIST PYRAMIS          MIST SCHRODERS       MIST SSGA GROWTH
                                                   MANAGED RISK        GLOBAL MULTI-ASSET      AND INCOME ETF
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                  --  $          5,150,406  $         21,682,539
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                922,318             3,990,569             9,760,176
      Administrative charges.................                230,912               998,364             2,415,875
                                               ---------------------  --------------------  --------------------
         Total expenses......................              1,153,230             4,988,933            12,176,051
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......            (1,153,230)               161,473             9,506,488
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                303,399            14,082,122            57,243,703
      Realized gains (losses) on sale of
         investments.........................                 31,335               418,893            12,041,371
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                334,734            14,501,015            69,285,074
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              7,306,434             9,882,321          (36,174,019)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              7,641,168            24,383,336            33,111,055
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           6,487,938  $         24,544,809  $         42,617,543
                                               =====================  ====================  ====================

                                                     MIST SSGA        MIST T. ROWE PRICE         MIST WMC
                                                    GROWTH ETF          MID CAP GROWTH      LARGE CAP RESEARCH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,011,115  $                 --  $          6,697,449
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,618,166             4,146,215             7,145,080
      Administrative charges.................               387,365               926,759             1,117,893
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,005,531             5,072,974             8,262,973
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             1,005,584           (5,072,974)           (1,565,524)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             9,911,543            39,438,838                    --
      Realized gains (losses) on sale of
         investments.........................             2,584,005             9,352,842            19,130,176
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            12,495,548            48,791,680            19,130,176
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (7,185,364)               423,719            69,662,689
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             5,310,184            49,215,399            88,792,865
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          6,315,768  $         44,142,425  $         87,227,341
                                               ====================  ====================  ====================

                                                                                             MSF BAILLIE GIFFORD
                                                    VARIABLE B             VARIABLE C        INTERNATIONAL STOCK
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             132,266  $             12,018  $          2,068,219
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                125,262                 1,553             1,625,506
      Administrative charges.................                     --                    --               294,208
                                               ---------------------  --------------------  --------------------
         Total expenses......................                125,262                 1,553             1,919,714
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                  7,004                10,465               148,505
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                    --
      Realized gains (losses) on sale of
         investments.........................                400,057                12,154             (835,772)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                400,057                12,154             (835,772)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              1,249,360               143,876           (5,962,448)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,649,417               156,030           (6,798,220)
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,656,421  $            166,495  $        (6,649,715)
                                               =====================  ====================  ====================

                                                   MSF BARCLAYS
                                               AGGREGATE BOND INDEX
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $         33,723,556
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            12,417,893
      Administrative charges.................             2,767,096
                                               --------------------
         Total expenses......................            15,184,989
                                               --------------------
           Net investment income (loss)......            18,538,567
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................               789,567
                                               --------------------
           Net realized gains (losses).......               789,567
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            29,744,049
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            30,533,616
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         49,072,183
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                  MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK
                                                   BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE        MONEY MARKET
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         16,115,850  $              9,767  $          2,898,179  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,097,129             1,859,160             2,806,643               800,634
      Administrative charges................             1,056,393               460,629               640,795               195,202
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,153,522             2,319,789             3,447,438               995,836
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             9,962,328           (2,310,022)             (549,259)             (995,836)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --            63,255,816                    --
      Realized gains (losses) on sale of
        investments.........................               552,890            10,125,655           (1,082,368)                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               552,890            10,125,655            62,173,448                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            15,776,512             5,010,354          (39,840,375)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            16,329,402            15,136,009            22,333,073                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         26,291,730  $         12,825,987  $         21,783,814  $          (995,836)
                                              ====================  ====================  ====================  ====================


                                                  MSF FRONTIER          MSF JENNISON        MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                                 MID CAP GROWTH            GROWTH            SMALL CAP CORE       SMALL CAP GROWTH
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            124,497  $             26,306  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,533,951             1,811,227             1,988,139               606,274
      Administrative charges................               790,392               406,432               458,241               122,576
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,324,343             2,217,659             2,446,380               728,850
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (6,324,343)           (2,093,162)           (2,420,074)             (728,850)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            45,931,160             9,370,232            26,167,788             7,465,104
      Realized gains (losses) on sale of
        investments.........................            20,072,018             9,083,757             5,302,284             3,200,419
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            66,003,178            18,453,989            31,470,072            10,665,523
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (11,811,240)           (3,551,217)          (24,891,546)          (10,531,918)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            54,191,938            14,902,772             6,578,526               133,605
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         47,867,595  $         12,809,610  $          4,158,452  $          (595,245)
                                              ====================  ====================  ====================  ====================

                                                                     MSF MET/DIMENSIONAL
                                                 MSF MET/ARTISAN        INTERNATIONAL
                                                  MID CAP VALUE         SMALL COMPANY
                                               INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,607,957  $            124,985
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,705,340                67,658
      Administrative charges................               557,218                16,527
                                              --------------------  --------------------
        Total expenses......................             3,262,558                84,185
                                              --------------------  --------------------
           Net investment income (loss).....           (1,654,601)                40,800
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               217,621
      Realized gains (losses) on sale of
        investments.........................             6,709,487                52,830
                                              --------------------  --------------------
           Net realized gains (losses)......             6,709,487               270,451
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,523,612)             (899,309)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,185,875             (628,858)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,531,274  $          (588,058)
                                              ====================  ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    MSF METLIFE           MSF METLIFE           MSF METLIFE
                                                ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         20,839,809  $         42,022,975  $         92,028,630
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,631,810            15,084,324            45,380,816
      Administrative charges.................             1,311,186             3,557,455            10,866,333
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,942,996            18,641,779            56,247,149
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......            13,896,813            23,381,196            35,781,481
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            22,498,476            53,743,552           171,920,957
      Realized gains (losses) on sale of
         investments.........................             3,679,970            19,797,901            70,153,448
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            26,178,446            73,541,453           242,074,405
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (23,247,513)          (44,972,311)         (114,823,100)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,930,933            28,569,142           127,251,305
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         16,827,746  $         51,950,338  $        163,032,786
                                               ====================  ====================  ====================

                                                    MSF METLIFE           MSF METLIFE            MSF METLIFE
                                                ASSET ALLOCATION 80   MID CAP STOCK INDEX        STOCK INDEX
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         32,233,110  $           4,751,318  $         49,271,242
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            20,696,881              5,531,393            32,465,577
      Administrative charges.................             4,861,858              1,162,400             5,732,488
                                               --------------------  ---------------------  --------------------
         Total expenses......................            25,558,739              6,693,793            38,198,065
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             6,674,371            (1,942,475)            11,073,177
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --             25,292,798            76,978,155
      Realized gains (losses) on sale of
         investments.........................            40,779,324             14,780,751           101,959,174
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            40,779,324             40,073,549           178,937,329
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            31,702,916              3,367,529           155,769,398
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            72,482,240             43,441,078           334,706,727
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         79,156,611  $          41,498,603  $        345,779,904
                                               ====================  =====================  ====================

                                                    MSF MFS TOTAL                                  MSF MSCI
                                                       RETURN             MSF MFS VALUE           EAFE INDEX
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           3,508,786  $          8,132,186  $          12,626,976
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              1,523,912             5,381,170              5,449,084
      Administrative charges.................                356,390             1,130,256              1,182,899
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              1,880,302             6,511,426              6,631,983
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......              1,628,484             1,620,760              5,994,993
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --            24,553,743                     --
      Realized gains (losses) on sale of
         investments.........................              3,180,310            10,094,944              4,906,164
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              3,180,310            34,648,687              4,906,164
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              5,996,997             9,709,774           (50,125,750)
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              9,177,307            44,358,461           (45,219,586)
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          10,805,791  $         45,979,221  $        (39,224,593)
                                               =====================  ====================  =====================

                                                   MSF NEUBERGER
                                                  BERMAN GENESIS
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,017,440
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,574,026
      Administrative charges.................               683,714
                                               --------------------
         Total expenses......................             4,257,740
                                               --------------------
           Net investment income (loss)......           (3,240,300)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             6,555,789
                                               --------------------
           Net realized gains (losses).......             6,555,789
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (9,082,126)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,526,337)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (5,766,637)
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                 MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                                       INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,477,935  $             87,305  $             32,988
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,514,871             4,476,575             4,020,418
      Administrative charges.................               706,025               889,967               740,431
                                               --------------------  --------------------  --------------------
         Total expenses......................             4,220,896             5,366,542             4,760,849
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             (742,961)           (5,279,237)           (4,727,861)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,645,961            29,698,994            29,988,230
      Realized gains (losses) on sale of
         investments.........................            14,291,730            15,466,024            15,137,083
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            21,937,691            45,165,018            45,125,313
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (8,701,872)           (8,242,897)          (19,935,792)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            13,235,819            36,922,121            25,189,521
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         12,492,858  $         31,642,884  $         20,461,660
                                               ====================  ====================  ====================

                                                                       MSF WESTERN ASSET      MSF WESTERN ASSET
                                                MSF VAN ECK GLOBAL   MANAGEMENT STRATEGIC        MANAGEMENT
                                                 NATURAL RESOURCES    BOND OPPORTUNITIES       U.S. GOVERNMENT
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            108,039  $         11,951,691   $          3,589,407
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               406,734             2,362,997              2,143,213
      Administrative charges.................               101,245               511,156                484,028
                                               --------------------  ---------------------  --------------------
         Total expenses......................               507,979             2,874,153              2,627,241
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (399,940)             9,077,538                962,166
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               680,356                    --                     --
      Realized gains (losses) on sale of
         investments.........................               116,895             2,725,207               (72,019)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               797,251             2,725,207               (72,019)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (7,978,235)           (2,590,250)              1,826,117
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (7,180,984)               134,957              1,754,098
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (7,580,924)  $          9,212,495   $          2,716,264
                                               ====================  =====================  ====================

                                                                                                  PIMCO VIT
                                                      MSF WMC            MSF WMC CORE        COMMODITYREALRETURN
                                                     BALANCED        EQUITY OPPORTUNITIES         STRATEGY
                                                INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION (b)
                                               --------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $         13,360,751  $          3,367,268   $                 --
                                               --------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             7,455,686             6,523,438                     --
      Administrative charges.................               993,715             1,497,025                     --
                                               --------------------  --------------------  -----------------------
         Total expenses......................             8,449,401             8,020,463                     --
                                               --------------------  --------------------  -----------------------
           Net investment income (loss)......             4,911,350           (4,653,195)                     --
                                               --------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            54,862,003                     --
      Realized gains (losses) on sale of
         investments.........................            18,339,588            24,911,474                     --
                                               --------------------  --------------------  -----------------------
           Net realized gains (losses).......            18,339,588            79,773,477                     --
                                               --------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................            35,590,331          (20,448,272)                   (47)
                                               --------------------  --------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            53,929,919            59,325,205                   (47)
                                               --------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         58,841,269  $         54,672,010   $               (47)
                                               ====================  ====================  =======================

                                                      PIMCO VIT
                                                   EMERGING MARKET
                                                        BOND
                                               INVESTMENT DIVISION (b)
                                               -----------------------
INVESTMENT INCOME:
      Dividends..............................   $                  2
                                               -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                     --
      Administrative charges.................                     --
                                               -----------------------
         Total expenses......................                     --
                                               -----------------------
           Net investment income (loss)......                      2
                                               -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --
      Realized gains (losses) on sale of
         investments.........................                     --
                                               -----------------------
           Net realized gains (losses).......                     --
                                               -----------------------
      Change in unrealized gains (losses)
         on investments......................                    (6)
                                               -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    (6)
                                               -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $                (4)
                                               =======================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                                   UIF GLOBAL
                                                                                                                 INFRASTRUCTURE
                                                                                                             INVESTMENT DIVISION (b)
                                                                                                             -----------------------
INVESTMENT INCOME:
       Dividends..........................................................................................   $                   --
                                                                                                             -----------------------
EXPENSES:
       Mortality and expense risk and
         other charges....................................................................................                        1
       Administrative charges.............................................................................                       --
                                                                                                             -----------------------
         Total expenses...................................................................................                        1
                                                                                                             -----------------------
            Net investment income (loss)..................................................................                      (1)
                                                                                                             -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
       Realized gain distributions........................................................................                       --
       Realized gains (losses) on sale of
         investments......................................................................................                       --
                                                                                                             -----------------------
            Net realized gains (losses)...................................................................                       --
                                                                                                             -----------------------
       Change in unrealized gains (losses)
         on investments...................................................................................                       91
                                                                                                             -----------------------
       Net realized and change in
         unrealized gains (losses)
         on investments...................................................................................                       91
                                                                                                             -----------------------
       Net increase (decrease) in net assets
         resulting from operations........................................................................   $                   90
                                                                                                             =======================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                   AMERICAN FUNDS GLOBAL
                                               AMERICAN FUNDS BOND                 SMALL CAPITALIZATION
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  -----------------------------------
                                             2014               2013              2014              2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         426,881  $         296,217  $    (7,619,330)  $     (3,218,818)
   Net realized gains (losses)......          (112,238)          1,099,555        14,099,576          6,256,474
   Change in unrealized gains
     (losses) on investments........          3,770,167        (5,900,521)       (2,195,687)        126,072,179
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,084,810        (4,504,749)         4,284,559        129,109,835
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,186,447          3,910,777        19,899,580         22,616,778
   Net transfers (including fixed
     account).......................          (523,157)        (2,851,872)       (3,577,384)       (27,825,576)
   Contract charges.................          (410,501)          (418,800)       (2,215,213)        (2,162,262)
   Transfers for contract benefits
     and terminations...............       (14,329,284)       (11,628,341)      (54,365,960)       (45,498,713)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (12,076,495)       (10,988,236)      (40,258,977)       (52,869,773)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,991,685)       (15,492,985)      (35,974,418)         76,240,062
NET ASSETS:
   Beginning of year................        113,016,439        128,509,424       588,501,415        512,261,353
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $     105,024,754  $     113,016,439  $    552,526,997  $     588,501,415
                                      =================  =================  ================  =================


                                             AMERICAN FUNDS GROWTH             AMERICAN FUNDS GROWTH-INCOME
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014               2013               2014                2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (7,144,165)  $     (5,348,611)  $     (1,439,556)  $       (808,122)
   Net realized gains (losses)......        101,496,308         34,797,602         70,916,203         22,015,003
   Change in unrealized gains
     (losses) on investments........       (21,104,729)        231,523,086          5,849,852        197,272,916
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         73,247,414        260,972,077         75,326,499        218,479,797
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         32,231,857         35,568,785         29,897,360         31,454,228
   Net transfers (including fixed
     account).......................       (32,625,232)       (46,849,235)       (10,486,801)       (35,586,994)
   Contract charges.................        (2,897,566)        (2,786,266)        (2,906,567)        (2,753,643)
   Transfers for contract benefits
     and terminations...............      (119,956,102)      (103,354,971)       (86,674,663)       (73,441,016)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......      (123,247,043)      (117,421,687)       (70,170,671)       (80,327,425)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (49,999,629)        143,550,390          5,155,828        138,152,372
NET ASSETS:
   Beginning of year................      1,121,813,455        978,263,065        866,506,820        728,354,448
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $   1,071,813,826  $   1,121,813,455  $     871,662,648  $     866,506,820
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED            CALVERT VP SRI MID CAP GROWTH
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         238,510  $        (57,676)  $       (129,999)  $       (127,860)
   Net realized gains (losses)......          4,541,371          5,376,200          3,121,023          2,136,916
   Change in unrealized gains
     (losses) on investments........          (157,045)          3,010,244        (2,047,102)          1,369,092
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,622,836          8,328,768            943,922          3,378,148
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,458,931          2,353,086            634,679            624,313
   Net transfers (including fixed
     account).......................          (297,959)          (807,206)          (876,437)          (725,318)
   Contract charges.................           (20,287)           (17,641)            (1,610)            (1,549)
   Transfers for contract benefits
     and terminations...............        (4,596,984)        (4,860,440)        (1,249,870)        (1,414,796)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (2,456,299)        (3,332,201)        (1,493,238)        (1,517,350)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          2,166,537          4,996,567          (549,316)          1,860,798
NET ASSETS:
   Beginning of year................         56,643,458         51,646,891         14,202,309         12,341,511
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      58,809,995  $      56,643,458  $      13,652,993  $      14,202,309
                                      =================  =================  =================  =================

                                          FIDELITY VIP
                                           CONTRAFUND
                                       INVESTMENT DIVISION
                                      --------------------
                                            2014 (a)
                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $             277
   Net realized gains (losses)......                 259
   Change in unrealized gains
     (losses) on investments........               (197)
                                       -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                 339
                                       -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              52,558
   Net transfers (including fixed
     account).......................               4,823
   Contract charges.................                 (7)
   Transfers for contract benefits
     and terminations...............            (47,024)
                                       -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              10,350
                                       -----------------
     Net increase (decrease)
        in net assets...............              10,689
NET ASSETS:
   Beginning of year................                  --
                                       -----------------
   End of year......................   $          10,689
                                       =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013




                                          FIDELITY VIP EQUITY-INCOME            FIDELITY VIP FUNDSMANAGER 50%
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2014               2013                2014               2013
                                      -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,646,019  $       1,309,272  $       (852,216)  $        (280,891)
   Net realized gains (losses)......          2,282,093          6,349,239          1,900,005             677,442
   Change in unrealized gains
     (losses) on investments........          3,007,148         13,593,477          4,217,253           8,280,722
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,935,260         21,251,988          5,265,042           8,677,273
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,972,476          2,764,965            472,678                  --
   Net transfers (including fixed
     account).......................        (3,118,631)        (1,709,894)        109,320,692          84,805,842
   Contract charges.................           (14,834)           (16,589)                 --                  --
   Transfers for contract benefits
     and terminations...............        (8,307,168)        (9,062,032)        (4,948,475)         (1,738,123)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (9,468,157)        (8,023,550)        104,844,895          83,067,719
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............        (2,532,897)         13,228,438        110,109,937          91,744,992
NET ASSETS:
   Beginning of year................         95,223,008         81,994,570        120,060,165          28,315,173
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $      92,690,111  $      95,223,008  $     230,170,102  $      120,060,165
                                      =================  =================  =================  ==================



                                         FIDELITY VIP FUNDSMANAGER 60%               FIDELITY VIP GROWTH
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014                2013               2014              2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,050,871)  $     (2,184,820)  $       (746,828)  $       (561,031)
   Net realized gains (losses)......         11,145,434         12,380,765          3,389,604          1,808,095
   Change in unrealized gains
     (losses) on investments........            496,368         31,377,318          6,901,550         24,557,252
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          9,590,931         41,573,263          9,544,326         25,804,316
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,680,830            998,378          2,131,151          2,472,982
   Net transfers (including fixed
     account).......................                 --                 --        (1,779,019)        (1,826,363)
   Contract charges.................                 --                 --            (3,318)            (3,278)
   Transfers for contract benefits
     and terminations...............       (13,797,970)       (11,323,869)        (7,660,993)        (8,438,671)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (11,117,140)       (10,325,491)        (7,312,179)        (7,795,330)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,526,209)         31,247,772          2,232,147         18,008,986
NET ASSETS:
   Beginning of year................        291,255,733        260,007,961         95,812,868         77,803,882
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     289,729,524  $     291,255,733  $      98,045,015  $      95,812,868
                                      =================  =================  =================  =================



                                       FIDELITY VIP INVESTMENT GRADE BOND         FIDELITY VIP MONEY MARKET
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2014                2013               2014               2013
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         189,192  $         223,025  $        (137,436)  $       (129,611)
   Net realized gains (losses)......             15,438            218,748                  --                 --
   Change in unrealized gains
     (losses) on investments........            572,731        (1,008,199)                  --                 --
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            777,361          (566,426)           (137,436)          (129,611)
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            919,599          1,387,086         109,736,417         87,457,306
   Net transfers (including fixed
     account).......................            525,908        (3,449,297)       (109,634,813)       (84,464,813)
   Contract charges.................              (717)            (1,013)                  --                 --
   Transfers for contract benefits
     and terminations...............        (3,063,372)        (2,984,619)         (1,987,928)        (1,530,525)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,618,582)        (5,047,843)         (1,886,324)          1,461,968
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............          (841,221)        (5,614,269)         (2,023,760)          1,332,357
NET ASSETS:
   Beginning of year................         16,664,039         22,278,308          10,057,109          8,724,752
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      15,822,818  $      16,664,039  $        8,033,349  $      10,057,109
                                      =================  =================  ==================  =================

                                         LMPVET PERMAL
                                          ALTERNATIVE
                                          SELECT VIT
                                      INVESTMENT DIVISION
                                      -------------------
                                           2014 (b)
                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $              58
   Net realized gains (losses)......                  --
   Change in unrealized gains
     (losses) on investments........               (113)
                                       -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                (55)
                                       -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              21,416
   Net transfers (including fixed
     account).......................               7,500
   Contract charges.................                  --
   Transfers for contract benefits
     and terminations...............                 (1)
                                       -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              28,915
                                       -----------------
     Net increase (decrease)
        in net assets...............              28,860
NET ASSETS:
   Beginning of year................                  --
                                       -----------------
   End of year......................   $          28,860
                                       =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             MIST ALLIANZ
                                                                           GLOBAL INVESTORS
                                       MIST ALLIANCEBERNSTEIN GLOBAL            DYNAMIC                 MIST AMERICAN FUNDS
                                            DYNAMIC ALLOCATION             MULTI-ASSET PLUS             BALANCED ALLOCATION
                                            INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                    ------------------------------------  -------------------  -----------------------------------
                                          2014               2013              2014 (c)               2014              2013
                                    -----------------  -----------------   -----------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      11,146,933  $          69,566   $             680    $         77,092  $        665,887
   Net realized gains (losses)....         39,174,276         29,558,558             108,774          87,476,103        51,546,775
   Change in unrealized gains
     (losses) on investments......         43,348,111         99,050,193              73,593        (49,696,298)        64,077,722
                                    -----------------  -----------------   -----------------    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         93,669,320        128,678,317             183,047          37,856,897       116,290,384
                                    -----------------  -----------------   -----------------    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         54,696,410        260,166,566           7,967,887          20,945,593        23,170,757
   Net transfers (including fixed
     account).....................        (9,619,680)         64,353,891           3,974,825          22,527,766        14,769,940
   Contract charges...............       (19,404,433)       (16,029,730)            (17,524)         (7,188,487)       (6,659,012)
   Transfers for contract benefits
     and terminations.............       (60,987,742)       (45,492,136)            (74,854)        (50,828,187)      (31,316,140)
                                    -----------------  -----------------   -----------------    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (35,315,445)        262,998,591          11,850,334        (14,543,315)          (34,455)
                                    -----------------  -----------------   -----------------    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         58,353,875        391,676,908          12,033,381          23,313,582       116,255,929
NET ASSETS:
   Beginning of year..............      1,557,670,400      1,165,993,492                  --         799,895,152       683,639,223
                                    -----------------  -----------------   -----------------    ----------------  ----------------
   End of year....................  $   1,616,024,275  $   1,557,670,400   $      12,033,381    $    823,208,734  $    799,895,152
                                    =================  =================   =================    ================  ================



                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION                MIST AMERICAN FUNDS GROWTH
                                            INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                          2014               2013               2014               2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,068,505)  $     (1,064,164)  $     (2,674,773)  $     (2,804,962)
   Net realized gains (losses)....         72,675,137         26,950,787         30,362,714         25,070,892
   Change in unrealized gains
     (losses) on investments......       (50,990,487)         52,896,385        (2,849,168)         61,692,648
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         20,616,145         78,783,008         24,838,773         83,958,578
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         14,417,491         16,232,395         17,969,125         19,616,078
   Net transfers (including fixed
     account).....................          6,020,656          9,537,377        (9,719,558)       (25,447,246)
   Contract charges...............        (3,256,139)        (2,785,304)        (3,062,595)        (2,961,680)
   Transfers for contract benefits
     and terminations.............       (26,598,614)       (17,516,552)       (20,480,389)       (14,898,250)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (9,416,606)          5,467,916       (15,293,417)       (23,691,098)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         11,199,539         84,250,924          9,545,356         60,267,480
NET ASSETS:
   Beginning of year..............        417,519,485        333,268,561        369,736,899        309,469,419
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     428,719,024  $     417,519,485  $     379,282,255  $     369,736,899
                                    =================  =================  =================  =================



                                            MIST AMERICAN FUNDS
                                            MODERATE ALLOCATION               MIST AQR GLOBAL RISK BALANCED
                                            INVESTMENT DIVISION                    INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                          2014               2013                2014               2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,811,480  $       3,460,266  $    (20,582,041)  $      15,529,519
   Net realized gains (losses)....         93,161,229         60,737,334          6,851,849         59,947,695
   Change in unrealized gains
     (losses) on investments......       (49,267,266)         43,237,433         60,002,847      (175,248,264)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         45,705,443        107,435,033         46,272,655       (99,771,050)
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         34,542,642         35,920,151         48,720,269        377,520,372
   Net transfers (including fixed
     account).....................          4,105,879       (18,021,815)      (123,862,618)      (247,460,440)
   Contract charges...............        (8,866,966)        (8,648,223)       (20,381,867)       (20,391,812)
   Transfers for contract benefits
     and terminations.............       (60,009,330)       (53,570,215)       (71,213,532)       (57,916,106)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (30,227,775)       (44,320,102)      (166,737,748)         51,752,014
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         15,477,668         63,114,931      (120,465,093)       (48,019,036)
NET ASSETS:
   Beginning of year..............        971,848,247        908,733,316      1,689,296,732      1,737,315,768
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     987,325,915  $     971,848,247  $   1,568,831,639  $   1,689,296,732
                                    =================  =================  =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                              MIST BLACKROCK                MIST BLACKROCK
                                        GLOBAL TACTICAL STRATEGIES            HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                            INVESTMENT DIVISION           INVESTMENT DIVISION          INVESTMENT DIVISION
                                    ------------------------------------  -------------------  ------------------------------------
                                          2014               2013              2014 (a)              2014               2013
                                    -----------------  -----------------   -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,490,305)  $       1,743,218   $            (86)   $         861,738  $      13,958,051
   Net realized gains (losses)....        114,620,191         41,914,099               (407)         (2,382,927)        (2,567,576)
   Change in unrealized gains
     (losses) on investments......       (20,833,485)        115,124,941               (259)          30,579,253        (5,787,201)
                                    -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         91,296,401        158,782,258               (752)          29,058,064          5,603,274
                                    -----------------  -----------------   -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         85,258,141        335,774,570              37,877          10,579,694         12,859,973
   Net transfers (including fixed
     account).....................       (23,299,413)       (25,255,416)                 220         (2,653,119)         12,227,387
   Contract charges...............       (24,672,516)       (21,059,756)                 (7)         (1,023,871)          (987,970)
   Transfers for contract benefits
     and terminations.............       (81,798,613)       (59,587,680)            (21,530)        (28,190,753)       (21,928,310)
                                    -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (44,512,401)        229,871,718              16,560        (21,288,049)          2,171,080
                                    -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets.............         46,784,000        388,653,976              15,808           7,770,015          7,774,354
NET ASSETS:
   Beginning of year..............      1,991,834,922      1,603,180,946                  --         253,186,000        245,411,646
                                    -----------------  -----------------   -----------------   -----------------  -----------------
   End of year....................  $   2,038,618,922  $   1,991,834,922   $          15,808   $     260,956,015  $     253,186,000
                                    =================  =================   =================   =================  =================

                                              MIST CLEARBRIDGE                    MIST HARRIS OAKMARK
                                              AGGRESSIVE GROWTH                      INTERNATIONAL
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                           2014              2013               2014                2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,001,637)  $     (1,308,352)  $       6,713,682  $       6,612,285
   Net realized gains (losses)....         10,570,072          4,709,750         62,037,552          9,467,227
   Change in unrealized gains
     (losses) on investments......         77,370,740         41,633,973      (109,986,530)        118,047,042
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         81,939,175         45,035,371       (41,235,296)        134,126,554
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         24,496,395          8,506,873         28,962,449         29,949,903
   Net transfers (including fixed
     account).....................        438,046,025         32,855,139         22,422,916          1,151,407
   Contract charges...............        (2,826,210)          (644,278)        (2,810,642)        (2,650,398)
   Transfers for contract benefits
     and terminations.............       (39,283,787)        (8,779,918)       (51,770,464)       (41,162,488)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        420,432,423         31,937,816        (3,195,741)       (12,711,576)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............        502,371,598         76,973,187       (44,431,037)        121,414,978
NET ASSETS:
   Beginning of year..............        170,478,449         93,505,262        597,907,512        476,492,534
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     672,850,047  $     170,478,449  $     553,476,475  $     597,907,512
                                    =================  =================  =================  =================

                                                MIST INVESCO
                                          BALANCED-RISK ALLOCATION             MIST INVESCO MID CAP VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                           2014              2013               2014                2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (5,669,721)  $     (4,911,880)  $     (3,551,031)  $     (2,266,098)
   Net realized gains (losses)....         21,166,381          3,733,393         99,798,686         12,000,719
   Change in unrealized gains
     (losses) on investments......          2,913,235          2,085,923       (55,471,384)        113,631,182
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         18,409,895            907,436         40,776,271        123,365,803
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         37,996,713        156,333,193         14,690,995         15,704,244
   Net transfers (including fixed
     account).....................        (6,134,627)         29,337,810       (17,936,548)       (30,140,814)
   Contract charges...............        (5,158,534)        (3,483,468)        (1,662,331)        (1,639,174)
   Transfers for contract benefits
     and terminations.............       (20,347,717)       (11,966,910)       (49,428,678)       (43,789,054)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          6,355,835        170,220,625       (54,336,562)       (59,864,798)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         24,765,730        171,128,061       (13,560,291)         63,501,005
NET ASSETS:
   Beginning of year..............        433,699,152        262,571,091        517,780,861        454,279,856
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     458,464,882  $     433,699,152  $     504,220,570  $     517,780,861
                                    =================  =================  =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MIST INVESCO SMALL CAP GROWTH           MIST JPMORGAN CORE BOND
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (655,857)  $      (472,384)  $        167,620  $       (899,934)
   Net realized gains (losses).....          8,251,596         4,748,249           403,711          5,171,457
   Change in unrealized gains
     (losses) on investments.......        (4,207,768)        10,593,236         2,796,546        (8,122,594)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,387,971        14,869,101         3,367,877        (3,851,071)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,795,418         2,661,323         4,870,751          3,478,936
   Net transfers (including fixed
     account)......................            895,714         1,011,562         5,304,110          5,720,492
   Contract charges................          (184,492)         (171,756)         (832,433)          (793,825)
   Transfers for contract benefits
     and terminations..............        (5,203,551)       (4,148,812)       (6,573,524)        (5,014,474)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,696,911)         (647,683)         2,768,904          3,391,129
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,691,060        14,221,418         6,136,781          (459,942)
NET ASSETS:
   Beginning of year...............         52,424,234        38,202,816        88,832,323         89,292,265
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      54,115,294  $     52,424,234  $     94,969,104  $      88,832,323
                                     =================  ================  ================  =================

                                            MIST JPMORGAN GLOBAL
                                              ACTIVE ALLOCATION               MIST JPMORGAN SMALL CAP VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (857,359)  $     (4,366,225)  $        (81,479)  $      (142,252)
   Net realized gains (losses).....         19,524,205          1,577,076          2,710,095           807,531
   Change in unrealized gains
     (losses) on investments.......         15,242,887         37,522,721        (1,981,953)         4,225,186
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         33,909,733         34,733,572            646,663         4,890,465
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         68,269,500        170,266,426          1,064,911         1,416,557
   Net transfers (including fixed
     account)......................         44,955,362        183,564,505            787,285       (2,051,744)
   Contract charges................        (7,110,263)        (3,413,580)          (156,449)         (150,082)
   Transfers for contract benefits
     and terminations..............       (24,046,843)        (9,927,195)        (1,003,713)         (719,364)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         82,067,756        340,490,156            692,034       (1,504,633)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        115,977,489        375,223,728          1,338,697         3,385,832
NET ASSETS:
   Beginning of year...............        553,137,848        177,914,120         19,791,903        16,406,071
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     669,115,337  $     553,137,848  $      21,130,600  $     19,791,903
                                     =================  =================  =================  ================


                                       MIST LOOMIS SAYLES GLOBAL MARKETS      MIST LORD ABBETT BOND DEBENTURE
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      1,024,144  $       (536,969)  $      14,951,887  $      17,878,588
   Net realized gains (losses).....          1,964,250          1,518,661         11,585,996          2,543,018
   Change in unrealized gains
     (losses) on investments.......          (307,971)         13,213,815       (14,410,801)            813,310
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,680,423         14,195,507         12,127,082         21,234,916
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,410,558          2,941,041         16,783,768         17,598,429
   Net transfers (including fixed
     account)......................        (1,864,591)         89,373,193         11,316,873         12,627,681
   Contract charges................          (842,912)          (684,402)        (1,334,613)        (1,296,830)
   Transfers for contract benefits
     and terminations..............        (8,850,171)        (5,909,565)       (38,755,187)       (31,367,353)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,147,116)         85,720,267       (11,989,159)        (2,438,073)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,466,693)         99,915,774            137,923         18,796,843
NET ASSETS:
   Beginning of year...............        128,415,699         28,499,925        339,376,615        320,579,772
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    122,949,006  $     128,415,699  $     339,514,538  $     339,376,615
                                      ================  =================  =================  =================


                                     MIST MET/EATON VANCE FLOATING RATE
                                             INVESTMENT DIVISION
                                     ------------------------------------
                                           2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         440,177  $         208,583
   Net realized gains (losses).....             43,845             50,200
   Change in unrealized gains
     (losses) on investments.......          (604,622)              5,269
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (120,600)            264,052
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,478,486          3,647,685
   Net transfers (including fixed
     account)......................          1,287,734          6,965,436
   Contract charges................           (84,419)           (53,010)
   Transfers for contract benefits
     and terminations..............          (847,919)          (847,207)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          2,833,882          9,712,904
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          2,713,282          9,976,956
NET ASSETS:
   Beginning of year...............         17,414,855          7,437,899
                                     -----------------  -----------------
   End of year.....................  $      20,128,137  $      17,414,855
                                     =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                MIST MET/FRANKLIN                   MIST MET/TEMPLETON
                                            LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ----------------------------------
                                             2014               2013              2014              2013
                                      -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         817,475  $       (114,679)  $        290,200  $         63,140
   Net realized gains (losses)......           (65,128)              6,042          (27,466)            30,754
   Change in unrealized gains
     (losses) on investments........          (989,054)            208,461         (263,902)         (108,988)
                                      -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (236,707)             99,824           (1,168)          (15,094)
                                      -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,059,276          6,034,629           125,034           195,576
   Net transfers (including fixed
     account).......................         21,409,899         58,102,937         (127,373)           532,000
   Contract charges.................          (720,570)          (249,887)          (88,549)          (92,469)
   Transfers for contract benefits
     and terminations...............        (7,531,767)        (2,430,616)         (449,493)         (457,783)
                                      -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         20,216,838         61,457,063         (540,381)           177,324
                                      -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         19,980,131         61,556,887         (541,549)           162,230
NET ASSETS:
   Beginning of year................         76,708,364         15,151,477         8,897,037         8,734,807
                                      -----------------  -----------------  ----------------  ----------------
   End of year......................  $      96,688,495  $      76,708,364  $      8,355,488  $      8,897,037
                                      =================  =================  ================  ================


                                       MIST METLIFE ASSET ALLOCATION 100        MIST METLIFE BALANCED PLUS
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,020,313)  $     (1,225,592)  $      14,644,003  $     (2,759,318)
   Net realized gains (losses)......          5,869,246          3,331,546        235,284,058         38,771,200
   Change in unrealized gains
     (losses) on investments........          3,925,591         42,845,791        (6,650,823)        222,027,751
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          8,774,524         44,951,745        243,277,238        258,039,633
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         13,865,116         14,013,129        260,502,702        547,982,837
   Net transfers (including fixed
     account).......................            679,490         67,471,869        214,839,062        507,399,979
   Contract charges.................          (454,115)          (384,485)       (35,437,993)       (23,314,623)
   Transfers for contract benefits
     and terminations...............       (20,440,773)       (16,858,481)      (134,800,740)       (68,514,051)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (6,350,282)         64,242,032        305,103,031        963,554,142
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          2,424,242        109,193,777        548,380,269      1,221,593,775
NET ASSETS:
   Beginning of year................        228,507,697        119,313,920      2,758,152,662      1,536,558,887
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     230,931,939  $     228,507,697  $   3,306,532,931  $   2,758,152,662
                                      =================  =================  =================  =================

                                           MIST METLIFE MULTI-INDEX
                                                 TARGETED RISK                  MIST METLIFE SMALL CAP VALUE
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014               2013                2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (5,039,987)  $       (730,174)  $       (188,343)  $        (32,626)
   Net realized gains (losses)......          1,257,636          4,514,858          1,110,992            254,181
   Change in unrealized gains
     (losses) on investments........         34,474,145          8,391,748          (816,842)          3,721,160
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         30,691,794         12,176,432            105,807          3,942,715
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        101,413,537        108,918,900          1,508,135          1,846,540
   Net transfers (including fixed
     account).......................        128,155,710        136,805,559          (507,744)          (578,830)
   Contract charges.................        (4,357,654)          (667,574)           (34,630)           (29,885)
   Transfers for contract benefits
     and terminations...............       (14,296,253)        (2,587,127)        (1,119,033)          (699,793)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        210,915,340        242,469,758          (153,272)            538,032
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        241,607,134        254,646,190           (47,465)          4,480,747
NET ASSETS:
   Beginning of year................        261,549,603          6,903,413         16,848,467         12,367,720
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     503,156,737  $     261,549,603  $      16,801,002  $      16,848,467
                                      =================  =================  =================  =================

                                                MIST MFS EMERGING
                                                 MARKETS EQUITY
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (226,358)  $       (103,102)
   Net realized gains (losses)......            182,214            245,013
   Change in unrealized gains
     (losses) on investments........        (3,987,006)        (3,134,017)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (4,031,150)        (2,992,106)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,673,637          2,720,739
   Net transfers (including fixed
     account).......................          3,761,460          5,252,067
   Contract charges.................          (465,682)          (451,905)
   Transfers for contract benefits
     and terminations...............        (2,405,598)        (1,869,986)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          3,563,817          5,650,915
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (467,333)          2,658,809
NET ASSETS:
   Beginning of year................         53,202,058         50,543,249
                                      -----------------  -----------------
   End of year......................  $      52,734,725  $      53,202,058
                                      =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                                                  MIST MORGAN STANLEY
                                       MIST MFS RESEARCH INTERNATIONAL              MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,557,934  $      3,345,280  $    (4,505,418)  $     (1,656,171)
   Net realized gains (losses).....            927,141         (622,928)        16,801,895         13,208,252
   Change in unrealized gains
     (losses) on investments.......       (22,790,637)        36,996,683      (12,785,123)        103,554,435
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (19,305,562)        39,719,035         (488,646)        115,106,516
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,348,183         9,305,774        11,608,453         11,395,112
   Net transfers (including fixed
     account)......................          1,964,238       (9,269,007)       (6,505,403)       (22,347,266)
   Contract charges................        (1,038,776)       (1,012,206)         (463,138)          (472,654)
   Transfers for contract benefits
     and terminations..............       (20,815,387)      (19,069,436)      (35,736,925)       (32,657,770)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (11,541,742)      (20,044,875)      (31,097,013)       (44,082,578)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (30,847,304)        19,674,160      (31,585,659)         71,023,938
NET ASSETS:
   Beginning of year...............        252,471,398       232,797,238       399,201,501        328,177,563
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     221,624,094  $    252,471,398  $    367,615,842  $     399,201,501
                                     =================  ================  ================  =================

                                                                              MIST PANAGORA
                                                                           GLOBAL DIVERSIFIED                MIST PIMCO
                                       MIST OPPENHEIMER GLOBAL EQUITY             RISK                INFLATION PROTECTED BOND
                                             INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                     ------------------------------------  -------------------  ------------------------------------
                                            2014              2013              2014 (c)               2014               2013
                                     -----------------  -----------------   -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (548,162)  $       1,569,694   $        (11,593)   $       1,539,353  $       5,944,398
   Net realized gains (losses).....         16,780,916          8,709,957             128,797         (7,095,453)         28,820,051
   Change in unrealized gains
     (losses) on investments.......       (13,256,823)         47,935,617           (100,953)          15,311,995      (105,930,636)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,975,931         58,215,268              16,251           9,755,895       (71,166,187)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,077,218          8,781,129           4,116,214          17,499,770         29,666,625
   Net transfers (including fixed
     account)......................          1,144,594         19,380,914           2,551,951        (26,259,193)       (45,510,687)
   Contract charges................        (1,020,879)          (882,360)             (9,905)         (3,752,191)        (4,071,028)
   Transfers for contract benefits
     and terminations..............       (24,016,051)       (20,582,190)            (52,833)        (44,533,339)       (46,313,585)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,815,118)          6,697,493           6,605,427        (57,044,953)       (66,228,675)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (12,839,187)         64,912,761           6,621,678        (47,289,058)      (137,394,862)
NET ASSETS:
   Beginning of year...............        284,310,727        219,397,966                  --         559,896,326        697,291,188
                                     -----------------  -----------------   -----------------   -----------------  -----------------
   End of year.....................  $     271,471,540  $     284,310,727   $       6,621,678   $     512,607,268  $     559,896,326
                                     =================  =================   =================   =================  =================



                                           MIST PIMCO TOTAL RETURN            MIST PIONEER STRATEGIC INCOME
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      12,421,593  $      36,186,476  $       2,533,622  $       2,648,556
   Net realized gains (losses).....          (111,363)         23,893,062            772,493            380,318
   Change in unrealized gains
     (losses) on investments.......         20,819,584       (99,136,970)        (1,203,395)        (3,017,233)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         33,129,814       (39,057,432)          2,102,720             11,641
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         41,864,333         57,605,759          4,823,256          5,430,079
   Net transfers (including fixed
     account)......................       (43,304,861)         24,506,322          4,305,269        (1,887,650)
   Contract charges................        (6,974,624)        (7,135,535)          (462,015)          (482,291)
   Transfers for contract benefits
     and terminations..............      (100,252,698)       (95,719,277)        (3,819,840)        (3,750,667)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (108,667,850)       (20,742,731)          4,846,670          (690,529)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (75,538,036)       (59,800,163)          6,949,390          (678,888)
NET ASSETS:
   Beginning of year...............      1,166,300,320      1,226,100,483         69,401,877         70,080,765
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $   1,090,762,284  $   1,166,300,320  $      76,351,267  $      69,401,877
                                     =================  =================  =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                             INVESTMENT DIVISION                 INVESTMENT DIVISION
                                     ----------------------------------  ----------------------------------
                                           2014              2013              2014            2013 (d)
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,154,892  $      1,477,206  $    (1,153,230)  $        213,903
   Net realized gains (losses).....       (1,621,559)         2,288,770           334,734           983,169
   Change in unrealized gains
     (losses) on investments.......        26,699,448      (39,830,367)         7,306,434         1,447,758
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        32,232,781      (36,064,391)         6,487,938         2,644,830
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,609,351       105,051,042        30,415,570        22,919,893
   Net transfers (including fixed
     account)......................      (14,421,751)      (93,735,545)        37,409,357        32,453,044
   Contract charges................       (6,961,531)       (7,065,603)         (935,047)         (174,338)
   Transfers for contract benefits
     and terminations..............      (32,931,648)      (27,191,732)       (3,371,964)         (526,952)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (39,705,579)      (22,941,838)        63,517,916        54,671,647
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,472,798)      (59,006,229)        70,005,854        57,316,477
NET ASSETS:
   Beginning of year...............       541,918,855       600,925,084        57,316,477                --
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    534,446,057  $    541,918,855  $    127,322,331  $     57,316,477
                                     ================  ================  ================  ================

                                      MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        161,473  $     (3,151,762)  $      9,506,488  $      11,814,784
   Net realized gains (losses).....        14,501,015            815,713        69,285,074         31,676,682
   Change in unrealized gains
     (losses) on investments.......         9,882,321         24,079,526      (36,174,019)         60,189,529
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        24,544,809         21,743,477        42,617,543        103,680,995
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        37,221,360        114,186,711        24,323,776         24,121,793
   Net transfers (including fixed
     account)......................        27,890,778        101,499,851      (26,282,031)       (19,540,123)
   Contract charges................       (4,565,324)        (2,355,198)       (9,007,601)        (8,869,341)
   Transfers for contract benefits
     and terminations..............      (16,251,420)        (7,187,183)      (52,178,650)       (38,673,381)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        44,295,394        206,144,181      (63,144,506)       (42,961,052)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        68,840,203        227,887,658      (20,526,963)         60,719,943
NET ASSETS:
   Beginning of year...............       357,921,883        130,034,225       979,735,898        919,015,955
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    426,762,086  $     357,921,883  $    959,208,935  $     979,735,898
                                     ================  =================  ================  =================

                                            MIST SSGA GROWTH ETF           MIST T. ROWE PRICE MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,005,584  $       1,006,979  $    (5,072,974)  $     (3,523,331)
   Net realized gains (losses).....        12,495,548          6,731,366        48,791,680         24,489,933
   Change in unrealized gains
     (losses) on investments.......       (7,185,364)         12,635,058           423,719         81,926,394
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         6,315,768         20,373,403        44,142,425        102,892,996
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         7,409,394          8,735,321        22,501,374         20,537,738
   Net transfers (including fixed
     account)......................         5,707,554         13,683,507           163,656        (1,946,413)
   Contract charges................         (922,307)          (762,455)       (1,921,040)        (1,742,675)
   Transfers for contract benefits
     and terminations..............      (10,703,118)        (7,355,369)      (32,815,857)       (26,223,590)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,491,523         14,301,004      (12,071,867)        (9,374,940)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         7,807,291         34,674,407        32,070,558         93,518,056
NET ASSETS:
   Beginning of year...............       150,739,383        116,064,976       393,848,239        300,330,183
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    158,546,674  $     150,739,383  $    425,918,797  $     393,848,239
                                     ================  =================  ================  =================

                                         MIST WMC LARGE CAP RESEARCH
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,565,524)  $       1,526,066
   Net realized gains (losses).....        19,130,176          5,445,047
   Change in unrealized gains
     (losses) on investments.......        69,662,689        185,128,020
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        87,227,341        192,099,133
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        13,632,289         15,575,203
   Net transfers (including fixed
     account)......................      (13,739,992)       (20,500,499)
   Contract charges................         (722,886)          (679,953)
   Transfers for contract benefits
     and terminations..............      (65,130,176)       (63,407,217)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (65,960,765)       (69,012,466)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        21,266,576        123,086,667
NET ASSETS:
   Beginning of year...............       739,787,013        616,700,346
                                     ----------------  -----------------
   End of year.....................  $    761,053,589  $     739,787,013
                                     ================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                  VARIABLE B                             VARIABLE C
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2014               2013                2014               2013
                                      -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           7,004  $          75,248  $          10,465  $           15,408
   Net realized gains (losses)......            400,057            129,960             12,154               1,801
   Change in unrealized gains
     (losses) on investments........          1,249,360          3,569,637            143,876             337,844
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,656,421          3,774,845            166,495             355,053
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,722             22,080                 --                  --
   Net transfers (including fixed
     account).......................                 --                 --                 --                  --
   Contract charges.................                 --                 --                 --                  --
   Transfers for contract benefits
     and terminations...............        (1,764,569)        (2,233,681)           (56,475)           (331,487)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,762,847)        (2,211,601)           (56,475)           (331,487)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............          (106,426)          1,563,244            110,020              23,566
NET ASSETS:
   Beginning of year................         13,976,724         12,413,480          1,246,820           1,223,254
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $      13,870,298  $      13,976,724  $       1,356,840  $        1,246,820
                                      =================  =================  =================  ==================

                                              MSF BAILLIE GIFFORD                       MSF BARCLAYS
                                              INTERNATIONAL STOCK                   AGGREGATE BOND INDEX
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014                2013               2014              2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         148,505  $         466,295  $      18,538,567  $      24,164,365
   Net realized gains (losses)......          (835,772)        (2,942,364)            789,567            963,354
   Change in unrealized gains
     (losses) on investments........        (5,962,448)         23,276,505         29,744,049       (69,025,881)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (6,649,715)         20,800,436         49,072,183       (43,898,162)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,886,169          4,009,176         68,034,934         69,959,920
   Net transfers (including fixed
     account).......................            412,960        (4,684,463)         33,728,296        104,378,546
   Contract charges.................          (413,929)          (417,392)        (5,936,263)        (5,585,348)
   Transfers for contract benefits
     and terminations...............       (15,862,121)       (14,635,114)      (116,469,102)      (102,047,874)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (11,976,921)       (15,727,793)       (20,642,135)         66,705,244
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (18,626,636)          5,072,643         28,430,048         22,807,082
NET ASSETS:
   Beginning of year................        162,561,055        157,488,412      1,173,488,783      1,150,681,701
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     143,934,419  $     162,561,055  $   1,201,918,831  $   1,173,488,783
                                      =================  =================  =================  =================


                                           MSF BLACKROCK BOND INCOME         MSF BLACKROCK CAPITAL APPRECIATION
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014                2013               2014              2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       9,962,328  $      12,941,865  $     (2,310,022)  $     (1,106,862)
   Net realized gains (losses)......            552,890         12,994,006         10,125,655          8,210,066
   Change in unrealized gains
     (losses) on investments........         15,776,512       (36,914,536)          5,010,354         41,967,751
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         26,291,730       (10,978,665)         12,825,987         49,070,955
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         17,873,482         17,333,727          5,557,016          6,193,292
   Net transfers (including fixed
     account).......................         25,588,292          4,920,304        (6,906,160)       (16,841,034)
   Contract charges.................        (2,012,040)        (1,888,240)        (1,025,151)          (975,687)
   Transfers for contract benefits
     and terminations...............       (48,174,128)       (44,067,860)       (14,764,188)       (12,613,683)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (6,724,394)       (23,702,069)       (17,138,483)       (24,237,112)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         19,567,336       (34,680,734)        (4,312,496)         24,833,843
NET ASSETS:
   Beginning of year................        478,446,482        513,127,216        189,056,520        164,222,677
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     498,013,818  $     478,446,482  $     184,744,024  $     189,056,520
                                      =================  =================  =================  =================


                                          MSF BLACKROCK LARGE CAP VALUE
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (549,259)  $       (231,842)
   Net realized gains (losses)......         62,173,448         13,544,549
   Change in unrealized gains
     (losses) on investments........       (39,840,375)         51,361,679
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         21,783,814         64,674,386
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         12,719,265         12,580,719
   Net transfers (including fixed
     account).......................             50,266        (6,169,677)
   Contract charges.................        (1,327,333)        (1,243,636)
   Transfers for contract benefits
     and terminations...............       (26,243,852)       (19,870,589)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (14,801,654)       (14,703,183)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          6,982,160         49,971,203
NET ASSETS:
   Beginning of year................        270,163,032        220,191,829
                                      -----------------  -----------------
   End of year......................  $     277,145,192  $     270,163,032
                                      =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF BLACKROCK MONEY MARKET           MSF FRONTIER MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (995,836)  $     (1,132,007)  $     (6,324,343)  $          73,515
   Net realized gains (losses).....                --                 --         66,003,178         30,200,303
   Change in unrealized gains
     (losses) on investments.......                --                 --       (11,811,240)         98,942,221
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (995,836)        (1,132,007)         47,867,595        129,216,039
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,029,836          8,210,444          8,261,247          7,710,819
   Net transfers (including fixed
     account)......................       (3,149,949)          1,475,596        (9,143,437)       (18,594,620)
   Contract charges................         (576,008)          (647,879)          (593,616)          (585,437)
   Transfers for contract benefits
     and terminations..............      (14,315,222)       (13,505,853)       (45,108,676)       (41,311,390)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (12,011,343)        (4,467,692)       (46,584,482)       (52,780,628)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,007,179)        (5,599,699)          1,283,113         76,435,411
NET ASSETS:
   Beginning of year...............        83,385,113         88,984,812        515,676,513        439,241,102
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     70,377,934  $      83,385,113  $     516,959,626  $     515,676,513
                                     ================  =================  =================  =================

                                                                                   MSF LOOMIS SAYLES
                                             MSF JENNISON GROWTH                    SMALL CAP CORE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,093,162)  $     (1,659,073)  $     (2,420,074)  $     (1,739,656)
   Net realized gains (losses).....        18,453,989          6,758,909         31,470,072         19,385,185
   Change in unrealized gains
     (losses) on investments.......       (3,551,217)         44,330,874       (24,891,546)         41,221,342
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,809,610         49,430,710          4,158,452         58,866,871
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,673,938          6,318,131          7,160,942          6,760,655
   Net transfers (including fixed
     account)......................       (6,588,785)       (18,151,905)        (2,874,330)        (4,216,699)
   Contract charges................         (993,164)          (972,446)          (707,054)          (672,122)
   Transfers for contract benefits
     and terminations..............      (13,971,214)       (13,379,092)       (18,555,419)       (14,844,851)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (15,879,225)       (26,185,312)       (14,975,861)       (12,973,017)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (3,069,615)         23,245,398       (10,817,409)         45,893,854
NET ASSETS:
   Beginning of year...............       177,299,348        154,053,950        203,229,729        157,335,875
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    174,229,733  $     177,299,348  $     192,412,320  $     203,229,729
                                     ================  =================  =================  =================

                                              MSF LOOMIS SAYLES
                                              SMALL CAP GROWTH               MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (728,850)  $       (660,692)  $     (1,654,601)  $       (961,848)
   Net realized gains (losses).....        10,665,523          3,576,809          6,709,487          3,162,897
   Change in unrealized gains
     (losses) on investments.......      (10,531,918)         16,516,067        (3,523,612)         69,537,584
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (595,245)         19,432,184          1,531,274         71,738,633
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,022,653          1,890,772          9,516,098          9,436,749
   Net transfers (including fixed
     account)......................       (4,861,259)          6,543,045        (2,810,621)            956,044
   Contract charges................         (116,921)          (108,917)          (600,532)          (553,676)
   Transfers for contract benefits
     and terminations..............       (6,070,016)        (4,858,114)       (27,120,985)       (25,394,140)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,025,543)          3,466,786       (21,016,040)       (15,555,023)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (9,620,788)         22,898,970       (19,484,766)         56,183,610
NET ASSETS:
   Beginning of year...............        64,392,848         41,493,878        268,786,607        212,602,997
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     54,772,060  $      64,392,848  $     249,301,841  $     268,786,607
                                     ================  =================  =================  =================

                                             MSF MET/DIMENSIONAL
                                         INTERNATIONAL SMALL COMPANY
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         40,800  $          24,091
   Net realized gains (losses).....           270,451            220,610
   Change in unrealized gains
     (losses) on investments.......         (899,309)            966,876
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (588,058)          1,211,577
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           968,078            443,044
   Net transfers (including fixed
     account)......................         1,244,253          (150,621)
   Contract charges................          (47,631)           (41,428)
   Transfers for contract benefits
     and terminations..............         (376,436)          (294,707)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,788,264           (43,712)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         1,200,206          1,167,865
NET ASSETS:
   Beginning of year...............         5,887,254          4,719,389
                                     ----------------  -----------------
   End of year.....................  $      7,087,460  $       5,887,254
                                     ================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                         MSF METLIFE ASSET ALLOCATION 20        MSF METLIFE ASSET ALLOCATION 40
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2014               2013               2014                2013
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      13,896,813  $        9,297,267  $      23,381,196  $      18,072,392
   Net realized gains (losses)......         26,178,446           9,661,699         73,541,453         31,187,191
   Change in unrealized gains
     (losses) on investments........       (23,247,513)         (2,447,654)       (44,972,311)         82,583,600
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         16,827,746          16,511,312         51,950,338        131,843,183
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         26,657,059          34,497,982         59,297,231         62,147,447
   Net transfers (including fixed
     account).......................       (14,313,128)        (37,386,364)       (14,405,089)       (12,530,288)
   Contract charges.................        (3,462,380)         (3,801,125)       (10,206,995)       (10,296,017)
   Transfers for contract benefits
     and terminations...............       (54,509,493)        (51,064,401)      (133,745,000)      (108,900,856)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (45,627,942)        (57,753,908)       (99,059,853)       (69,579,714)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (28,800,196)        (41,242,596)       (47,109,515)         62,263,469
NET ASSETS:
   Beginning of year................        550,180,374         591,422,970      1,476,093,805      1,413,830,336
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $     521,380,178  $      550,180,374  $   1,428,984,290  $   1,476,093,805
                                      =================  ==================  =================  =================

                                         MSF METLIFE ASSET ALLOCATION 60        MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2014               2013                2014              2013
                                       -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $      35,781,481  $      28,038,506  $       6,674,371  $       3,287,000
   Net realized gains (losses)......         242,074,405         71,718,032         40,779,324         20,551,964
   Change in unrealized gains
     (losses) on investments........       (114,823,100)        538,506,450         31,702,916        343,583,585
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         163,032,786        638,262,988         79,156,611        367,422,549
                                       -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         142,959,175        159,543,441         83,366,762         79,443,851
   Net transfers (including fixed
     account).......................        (29,853,455)         22,725,751         66,844,127       (28,396,613)
   Contract charges.................        (34,898,596)       (32,993,340)       (12,439,753)       (11,031,467)
   Transfers for contract benefits
     and terminations...............       (329,329,344)      (251,727,103)      (150,251,241)       (98,016,265)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (251,122,220)      (102,451,251)       (12,480,105)       (58,000,494)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (88,089,434)        535,811,737         66,676,506        309,422,055
NET ASSETS:
   Beginning of year................       4,454,029,359      3,918,217,622      1,955,179,905      1,645,757,850
                                       -----------------  -----------------  -----------------  -----------------
   End of year......................   $   4,365,939,925  $   4,454,029,359  $   2,021,856,411  $   1,955,179,905
                                       =================  =================  =================  =================

                                         MSF METLIFE MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2014               2013               2014                2013
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,942,475)  $      (1,215,082)  $      11,073,177  $      15,015,370
   Net realized gains (losses)......         40,073,549          26,734,140        178,937,329        122,276,005
   Change in unrealized gains
     (losses) on investments........          3,367,529         104,216,853        155,769,398        615,191,392
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         41,498,603         129,735,911        345,779,904        752,482,767
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         29,033,507          27,741,430         97,402,249         90,763,567
   Net transfers (including fixed
     account).......................        (4,852,865)         (8,866,333)       (69,411,914)      (141,268,047)
   Contract charges.................        (1,907,550)         (1,768,671)        (7,181,264)        (6,950,219)
   Transfers for contract benefits
     and terminations...............       (45,089,289)        (38,841,974)      (287,323,305)      (252,951,970)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (22,816,197)        (21,735,548)      (266,514,234)      (310,406,669)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         18,682,406         108,000,363         79,265,670        442,076,098
NET ASSETS:
   Beginning of year................        532,114,735         424,114,372      3,062,136,452      2,620,060,354
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $     550,797,141  $      532,114,735  $   3,141,402,122  $   3,062,136,452
                                      =================  ==================  =================  =================

                                             MSF MFS TOTAL RETURN
                                              INVESTMENT DIVISION
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,628,484  $       1,846,161
   Net realized gains (losses)......          3,180,310          1,806,017
   Change in unrealized gains
     (losses) on investments........          5,996,997         19,903,247
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         10,805,791         23,555,425
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          5,800,170          6,196,396
   Net transfers (including fixed
     account).......................          1,842,892          1,108,601
   Contract charges.................          (435,167)          (411,568)
   Transfers for contract benefits
     and terminations...............       (15,935,068)       (13,673,427)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (8,727,173)        (6,779,998)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          2,078,618         16,775,427
NET ASSETS:
   Beginning of year................        155,581,004        138,805,577
                                      -----------------  -----------------
   End of year......................  $     157,659,622  $     155,581,004
                                      =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                MSF MFS VALUE                     MSF MSCI EAFE INDEX
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ----------------------------------  ------------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,620,760  $        424,178  $       5,994,993  $       8,349,354
   Net realized gains (losses).....        34,648,687        43,830,921          4,906,164          5,250,191
   Change in unrealized gains
     (losses) on investments.......         9,709,774        75,196,503       (50,125,750)         79,027,830
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        45,979,221       119,451,602       (39,224,593)         92,627,375
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        22,015,424        20,357,935         29,761,878         27,596,300
   Net transfers (including fixed
     account)......................      (11,619,646)       126,656,489         33,938,265       (19,089,085)
   Contract charges................       (1,892,394)       (1,536,046)        (2,121,715)        (2,090,273)
   Transfers for contract benefits
     and terminations..............      (48,036,755)      (39,225,336)       (45,835,202)       (40,776,046)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (39,533,371)       106,253,042         15,743,226       (34,359,104)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         6,445,850       225,704,644       (23,481,367)         58,268,271
NET ASSETS:
   Beginning of year...............       519,644,727       293,940,083        534,853,073        476,584,802
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    526,090,577  $    519,644,727  $     511,371,706  $     534,853,073
                                     ================  ================  =================  =================


                                        MSF NEUBERGER BERMAN GENESIS             MSF RUSSELL 2000 INDEX
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,240,300)  $    (2,035,531)   $      (742,961)  $         587,127
   Net realized gains (losses).....          6,555,789         1,789,466         21,937,691         13,580,422
   Change in unrealized gains
     (losses) on investments.......        (9,082,126)       101,338,965        (8,701,872)         82,496,980
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (5,766,637)       101,092,900         12,492,858         96,664,529
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,812,379         9,465,954         18,853,314         18,233,112
   Net transfers (including fixed
     account)......................        (6,073,271)        35,677,138            120,448       (11,989,130)
   Contract charges................          (712,659)         (646,298)          (914,650)          (851,036)
   Transfers for contract benefits
     and terminations..............       (37,590,787)      (31,862,350)       (29,143,871)       (27,137,474)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (35,564,338)        12,634,444       (11,084,759)       (21,744,528)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (41,330,975)       113,727,344          1,408,099         74,920,001
NET ASSETS:
   Beginning of year...............        368,249,828       254,522,484        347,868,995        272,948,994
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $     326,918,853  $    368,249,828   $    349,277,094  $     347,868,995
                                     =================  ================   ================  =================

                                              MSF T. ROWE PRICE                     MSF T. ROWE PRICE
                                              LARGE CAP GROWTH                      SMALL CAP GROWTH
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ----------------------------------
                                            2014              2013               2014              2013
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (5,279,237)  $     (3,663,185)  $    (4,727,861)  $    (3,348,828)
   Net realized gains (losses).....         45,165,018         11,865,119        45,125,313        29,802,052
   Change in unrealized gains
     (losses) on investments.......        (8,242,897)         98,916,181      (19,935,792)        93,061,343
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         31,642,884        107,118,115        20,461,660       119,514,567
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         24,167,784         17,003,634        18,846,975        16,773,620
   Net transfers (including fixed
     account)......................            823,757        136,427,169       (6,509,909)         1,958,661
   Contract charges................        (1,258,257)          (881,781)         (957,277)         (865,626)
   Transfers for contract benefits
     and terminations..............       (39,594,121)       (28,636,353)      (32,520,361)      (26,787,626)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,860,837)        123,912,669      (21,140,572)       (8,920,971)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         15,782,047        231,030,784         (678,912)       110,593,596
NET ASSETS:
   Beginning of year...............        427,299,444        196,268,660       395,500,809       284,907,213
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     443,081,491  $     427,299,444  $    394,821,897  $    395,500,809
                                     =================  =================  ================  ================

                                                  MSF VAN ECK
                                           GLOBAL NATURAL RESOURCES
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (399,940)  $       (253,758)
   Net realized gains (losses).....            797,251          (557,122)
   Change in unrealized gains
     (losses) on investments.......        (7,978,235)          4,663,443
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (7,580,924)          3,852,563
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            443,381            874,154
   Net transfers (including fixed
     account)......................          4,265,132        (2,353,814)
   Contract charges................          (430,366)          (442,707)
   Transfers for contract benefits
     and terminations..............        (1,800,103)        (1,600,948)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          2,478,044        (3,523,315)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,102,880)            329,248
NET ASSETS:
   Beginning of year...............         41,407,912         41,078,664
                                     -----------------  -----------------
   End of year.....................  $      36,305,032  $      41,407,912
                                     =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MSF WESTERN ASSET MANAGEMENT               MSF WESTERN ASSET
                                        STRATEGIC BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014              2013               2014               2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      9,077,538  $       8,870,490  $         962,166  $      1,564,237
   Net realized gains (losses).....         2,725,207          3,349,948           (72,019)            19,271
   Change in unrealized gains
     (losses) on investments.......       (2,590,250)       (13,236,125)          1,826,117       (6,374,574)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,212,495        (1,015,687)          2,716,264       (4,791,066)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,066,468          7,620,776          5,625,227         7,309,411
   Net transfers (including fixed
     account)......................         1,213,333        (1,577,447)          1,535,071         1,521,176
   Contract charges................         (539,588)          (575,729)          (993,778)       (1,010,408)
   Transfers for contract benefits
     and terminations..............      (29,325,492)       (27,804,547)       (23,508,716)      (20,411,075)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (22,585,279)       (22,336,947)       (17,342,196)      (12,590,896)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,372,784)       (23,352,634)       (14,625,932)      (17,381,962)
NET ASSETS:
   Beginning of year...............       230,763,494        254,116,128        212,578,770       229,960,732
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    217,390,710  $     230,763,494  $     197,952,838  $    212,578,770
                                     ================  =================  =================  ================


                                                                                         MSF WMC
                                              MSF WMC BALANCED                  CORE EQUITY OPPORTUNITIES
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ----------------------------------
                                            2014              2013               2014              2013
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,911,350  $       7,898,331  $    (4,653,195)  $      (268,989)
   Net realized gains (losses).....         18,339,588         10,296,472        79,773,477        30,496,525
   Change in unrealized gains
     (losses) on investments.......         35,590,331         96,075,877      (20,448,272)       138,481,113
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         58,841,269        114,270,680        54,672,010       168,708,649
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         10,221,524         11,427,533        17,449,672        21,672,616
   Net transfers (including fixed
     account)......................        (9,891,981)       (14,040,216)      (35,100,038)      (38,365,524)
   Contract charges................          (309,998)          (313,151)       (2,872,891)       (2,778,784)
   Transfers for contract benefits
     and terminations..............       (70,203,531)       (62,889,195)      (60,786,681)      (51,778,434)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (70,183,986)       (65,815,029)      (81,309,938)      (71,250,126)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (11,342,717)         48,455,651      (26,637,928)        97,458,523
NET ASSETS:
   Beginning of year...............        680,740,979        632,285,328       659,765,479       562,306,956
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     669,398,262  $     680,740,979  $    633,127,551  $    659,765,479
                                     =================  =================  ================  ================

                                            PIMCO VIT             PIMCO VIT
                                       COMMODITYREALRETURN     EMERGING MARKET        UIF GLOBAL
                                            STRATEGY                BOND            INFRASTRUCTURE
                                       INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                     ----------------------  -------------------  -------------------
                                            2014 (b)              2014 (b)             2014 (b)
                                     ----------------------  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....     $             --     $               2    $             (1)
   Net realized gains (losses).....                   --                    --                   --
   Change in unrealized gains
     (losses) on investments.......                 (47)                   (6)                   91
                                     ----------------------  -----------------    -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                 (47)                   (4)                   90
                                     ----------------------  -----------------    -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                1,534                 1,917                3,917
   Net transfers (including fixed
     account)......................                    2                    --                   --
   Contract charges................                   --                    --                   --
   Transfers for contract benefits
     and terminations..............                   --                    --                   --
                                     ----------------------  -----------------    -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                1,536                 1,917                3,917
                                     ----------------------  -----------------    -----------------
     Net increase (decrease)
        in net assets..............                1,489                 1,913                4,007
NET ASSETS:
   Beginning of year...............                   --                    --                   --
                                     ----------------------  -----------------    -----------------
   End of year.....................     $          1,489     $           1,913    $           4,007
                                     ======================  =================    =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc ("Blackrock")             ("LMPVET")
Calvert Variable Series, Inc. ("Calvert")                    Legg Mason Partners Variable Income Trust
Delaware VIP Trust ("Delaware VIP")                            ("LMPVIT")
Fidelity Variable Insurance Products ("Fidelity VIP")        Met Investors Series Trust ("MIST")*
Franklin Templeton Variable Insurance Products Trust         Metropolitan Series Fund ("MSF")*
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Funds Variable Insurance Portfolios ("Ivy Funds          The Universal Institutional Funds, Inc. ("UIF")
   VIP")                                                     Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")                           Van Eck VIP Trust ("Van Eck VIP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT DIVISIONS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions had net assets as of December 31, 2014:

American Funds Bond Investment Division                 LMPVET Permal Alternative Select VIT Investment
American Funds Global Small Capitalization                 Division (b)
   Investment Division                                  MIST AllianceBernstein Global Dynamic Allocation
American Funds Growth Investment Division                  Investment Division
American Funds Growth-Income Investment Division        MIST Allianz Global Investors Dynamic Multi-Asset
Calvert VP SRI Balanced Investment Division                Plus Investment Division (b)
Calvert VP SRI Mid Cap Growth Investment Division       MIST American Funds Balanced Allocation
Fidelity VIP Contrafund Investment Division                Investment Division (a)
Fidelity VIP Equity-Income Investment Division          MIST American Funds Growth Allocation Investment
Fidelity VIP FundsManager 50% Investment Division          Division (a)
Fidelity VIP FundsManager 60% Investment Division       MIST American Funds Growth Investment Division
Fidelity VIP Growth Investment Division                 MIST American Funds Moderate Allocation
Fidelity VIP Investment Grade Bond Investment              Investment Division (a)
   Division                                             MIST AQR Global Risk Balanced Investment Division
Fidelity VIP Money Market Investment Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


MIST BlackRock Global Tactical Strategies Investment       MIST Schroders Global Multi-Asset Investment
   Division                                                  Division
MIST BlackRock High Yield Investment Division (a)          MIST SSgA Growth and Income ETF Investment
MIST Clarion Global Real Estate Investment Division (a)      Division (a)
MIST ClearBridge Aggressive Growth Investment              MIST SSgA Growth ETF Investment Division (a)
   Division (a)                                            MIST T. Rowe Price Mid Cap Growth Investment
MIST Harris Oakmark International Investment                 Division (a)
   Division (a)                                            MIST WMC Large Cap Research Investment
MIST Invesco Balanced-Risk Allocation Investment             Division (a)
   Division                                                Variable B Investment Division (c)
MIST Invesco Mid Cap Value Investment Division (a)         Variable C Investment Division (c)
MIST Invesco Small Cap Growth Investment Division (a)      MSF Baillie Gifford International Stock Investment
MIST JPMorgan Core Bond Investment Division                  Division (a)
MIST JPMorgan Global Active Allocation Investment          MSF Barclays Aggregate Bond Index Investment
   Division                                                  Division (a)
MIST JPMorgan Small Cap Value Investment Division          MSF BlackRock Bond Income Investment Division (a)
MIST Loomis Sayles Global Markets Investment               MSF BlackRock Capital Appreciation Investment
   Division                                                  Division (a)
MIST Lord Abbett Bond Debenture Investment                 MSF BlackRock Large Cap Value Investment
   Division (a)                                              Division (a)
MIST Met/Eaton Vance Floating Rate Investment              MSF BlackRock Money Market Investment Division (a)
   Division                                                MSF Frontier Mid Cap Growth Investment Division (a)
MIST Met/Franklin Low Duration Total Return                MSF Jennison Growth Investment Division (a)
   Investment Division                                     MSF Loomis Sayles Small Cap Core Investment
MIST Met/Templeton International Bond Investment             Division (a)
   Division                                                MSF Loomis Sayles Small Cap Growth Investment
MIST MetLife Asset Allocation 100 Investment                 Division (a)
   Division (a)                                            MSF Met/Artisan Mid Cap Value Investment
MIST MetLife Balanced Plus Investment Division               Division (a)
MIST MetLife Multi-Index Targeted Risk Investment          MSF Met/Dimensional International Small Company
   Division                                                  Investment Division
MIST MetLife Small Cap Value Investment Division           MSF MetLife Asset Allocation 20 Investment
MIST MFS Emerging Markets Equity Investment                  Division (a)
   Division                                                MSF MetLife Asset Allocation 40 Investment
MIST MFS Research International Investment                   Division (a)
   Division (a)                                            MSF MetLife Asset Allocation 60 Investment
MIST Morgan Stanley Mid Cap Growth Investment                Division (a)
   Division (a)                                            MSF MetLife Asset Allocation 80 Investment
MIST Oppenheimer Global Equity Investment                    Division (a)
   Division (a)                                            MSF MetLife Mid Cap Stock Index Investment
MIST PanAgora Global Diversified Risk Investment             Division (a)
   Division (b)                                            MSF MetLife Stock Index Investment Division (a)
MIST PIMCO Inflation Protected Bond Investment             MSF MFS Total Return Investment Division (a)
   Division (a)                                            MSF MFS Value Investment Division (a)
MIST PIMCO Total Return Investment Division (a)            MSF MSCI EAFE Index Investment Division (a)
MIST Pioneer Strategic Income Investment Division (a)      MSF Neuberger Berman Genesis Investment
MIST Pyramis Government Income Investment                    Division (a)
   Division                                                MSF Russell 2000 Index Investment Division (a)
MIST Pyramis Managed Risk Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF T. Rowe Price Large Cap Growth Investment             MSF WMC Balanced Investment Division (a)
   Division (a)                                           MSF WMC Core Equity Opportunities Investment
MSF T. Rowe Price Small Cap Growth Investment               Division (a)
   Division (a)                                           PIMCO VIT CommodityRealReturn Strategy
MSF Van Eck Global Natural Resources Investment             Investment Division (b)
   Division                                               PIMCO VIT Emerging Market Bond Investment
MSF Western Asset Management Strategic Bond                 Division (b)
   Opportunities Investment Division (a)                  UIF Global Infrastructure Investment Division (b)
MSF Western Asset Management U.S. Government
   Investment Division (a)

(a) This Investment Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2014.
(c) Variable B Investment Division and Variable C Investment Division only invest in the (MIST) WMC Large Cap Research Portfolio.

B. The following Investment Divisions had no net assets as of December 31, 2014:

American Funds Global Growth Investment Division         LMPVIT Western Asset Variable High Income
BlackRock Global Allocation V.I. Investment Division*      Investment Division
Delaware VIP Small Cap Value Investment Division         MIST Goldman Sachs Mid Cap Value Investment
Fidelity VIP Mid Cap Investment Division                   Division*
FTVIPT Templeton Developing Markets VIP                  MIST Invesco Comstock Investment Division
   Investment Division                                   MIST Met/Artisan International Portfolio Investment
FTVIPT Templeton Foreign VIP Investment Division           Division*
Ivy Funds VIP Asset Strategy Investment Division*        MIST Pioneer Fund Investment Division
Janus Aspen Enterprise Investment Division               MIST T. Rowe Price Large Cap Value Investment
LMPVET ClearBridge Variable Appreciation                   Division
   Investment Division                                   PIMCO VIT Unconstrained Bond Investment
LMPVET ClearBridge Variable Equity Income                  Division*
   Investment Division                                   TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Large Cap Growth               Investment Division
   Investment Division                                   Van Eck VIP Long/Short Equity Index Investment
LMPVET ClearBridge Variable Small Cap Growth               Division*
   Investment Division                                   Variable D Investment Division

*This Investment Division commenced on November 19, 2014.


3.  PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2014:

LMPVET Clearbridge Variable All Cap Value              MIST MetLife Defensive Strategy Investment Division
   Investment Division                                 MIST MetLife Growth Strategy Investment Division
MIST ClearBridge Aggressive Growth II Investment
   Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                              New Name

(MIST) BlackRock Large Cap Core Portfolio                (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio             (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio            (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                    (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                      (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio          (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation        (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation          (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio
Templeton Developing Markets Securities Fund             Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                        Templeton Foreign VIP Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced Fund
   Social Awareness Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.

NET TRANSFERS
Funds transferred by the contract owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual contract anniversary value in the contract or the greater of the account balance, annual increase amount or highest annual contract anniversary value in the contract.

      Guaranteed Withdrawal Benefit for Life -- For a charge that includes the Mortality and Expense Risk charge and a guaranteed withdrawal benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the period ended December 31, 2014.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.20% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of the effective rates disclosed above excludes any waivers granted to certain Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the period ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts. In addition, certain contracts impose a surrender charge of 0% to 7% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                          AS OF DECEMBER 31, 2014
                                                                     --------------------------------

                                                                         SHARES           COST ($)
                                                                     --------------    --------------
     American Funds Bond Investment Division.......................       9,591,303       105,843,783
     American Funds Global Small Capitalization
        Investment Division........................................      21,549,415       443,314,710
     American Funds Growth Investment Division.....................      13,424,522       721,302,366
     American Funds Growth-Income Investment Division..............      16,631,612       598,441,308
     Calvert VP SRI Balanced Investment Division...................      28,673,817        54,223,323
     Calvert VP SRI Mid Cap Growth Investment Division.............         411,607        12,143,631
     Fidelity VIP Contrafund Investment Division (a)...............             291            10,887
     Fidelity VIP Equity-Income Investment Division................       3,819,123        84,794,419
     Fidelity VIP FundsManager 50% Investment Division.............      18,592,092       217,734,938
     Fidelity VIP FundsManager 60% Investment Division.............      24,204,639       238,202,720
     Fidelity VIP Growth Investment Division.......................       1,544,502        61,504,905
     Fidelity VIP Investment Grade Bond Investment Division........       1,237,124        15,889,449
     Fidelity VIP Money Market Investment Division.................       8,033,349         8,033,349
     LMPVET Permal Alternative Select VIT Investment Division (b)..           2,881            28,976
     MIST AllianceBernstein Global Dynamic Allocation
        Investment Division........................................     136,488,537     1,393,448,886
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
        Investment Division (c)....................................       1,144,946        11,959,793
     MIST American Funds Balanced Allocation Investment Division...      76,506,272       702,605,210
     MIST American Funds Growth Allocation Investment Division.....      41,462,059       352,157,559
     MIST American Funds Growth Investment Division................      30,149,623       259,291,847
     MIST American Funds Moderate Allocation Investment Division...      93,585,372       867,800,868
     MIST AQR Global Risk Balanced Investment Division.............     144,194,085     1,576,802,920
     MIST BlackRock Global Tactical Strategies Investment Division.     186,345,423     1,849,666,562
     MIST BlackRock High Yield Investment Division (a).............           1,927            16,068
     MIST Clarion Global Real Estate Investment Division...........      21,098,547       265,995,382
     MIST ClearBridge Aggressive Growth Investment Division........      42,991,597       540,854,944
     MIST Harris Oakmark International Investment Division.........      35,293,276       511,196,319
     MIST Invesco Balanced-Risk Allocation Investment Division.....      43,088,805       450,434,121
     MIST Invesco Mid Cap Value Investment Division................      25,040,168       431,113,429
     MIST Invesco Small Cap Growth Investment Division.............       2,845,727        41,792,282
     MIST JPMorgan Core Bond Investment Division...................       9,087,953        95,179,388
     MIST JPMorgan Global Active Allocation Investment Division....      56,465,430       612,044,960
     MIST JPMorgan Small Cap Value Investment Division.............       1,177,849        16,841,633
     MIST Loomis Sayles Global Markets Investment Division.........       8,202,069       106,793,009
     MIST Lord Abbett Bond Debenture Investment Division...........      26,254,581       322,882,570
     MIST Met/Eaton Vance Floating Rate Investment Division........       1,965,639        20,544,039
     MIST Met/Franklin Low Duration Total Return
        Investment Division........................................       9,746,825        97,277,671
     MIST Met/Templeton International Bond Investment Division.....         743,371         8,694,853
     MIST MetLife Asset Allocation 100 Investment Division.........      16,491,439       182,198,947
     MIST MetLife Balanced Plus Investment Division................     282,609,653     2,968,438,359
     MIST MetLife Multi-Index Targeted Risk Investment Division....      41,107,577       460,233,515
     MIST MetLife Small Cap Value Investment Division..............         825,197        12,609,433
     MIST MFS Emerging Markets Equity Investment Division..........       5,533,550        54,904,720
     MIST MFS Research International Investment Division...........      20,411,015       227,952,613
     MIST Morgan Stanley Mid Cap Growth Investment Division........      22,459,607       234,930,867
     MIST Oppenheimer Global Equity Investment Division............      13,388,075       200,394,023
     MIST PanAgora Global Diversified Risk Investment Division (c).         642,258         6,722,636
     MIST PIMCO Inflation Protected Bond Investment Division.......      51,200,911       567,483,292
     MIST PIMCO Total Return Investment Division...................      91,529,024     1,084,157,454

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2014
                                                                     --------------------------------
                                                                         COST OF          PROCEEDS
                                                                      PURCHASES ($)    FROM SALES ($)
                                                                     --------------    --------------
     American Funds Bond Investment Division.......................       6,624,449        18,233,772
     American Funds Global Small Capitalization
        Investment Division........................................      11,918,159        57,217,569
     American Funds Growth Investment Division.....................      71,335,210       148,283,985
     American Funds Growth-Income Investment Division..............      63,032,625        92,665,261
     Calvert VP SRI Balanced Investment Division...................       6,841,754         5,117,231
     Calvert VP SRI Mid Cap Growth Investment Division.............       2,977,931         2,023,820
     Fidelity VIP Contrafund Investment Division (a)...............          58,971            47,216
     Fidelity VIP Equity-Income Investment Division................       4,575,433        11,108,868
     Fidelity VIP FundsManager 50% Investment Division.............     107,970,743         2,227,457
     Fidelity VIP FundsManager 60% Investment Division.............      13,520,408        19,010,145
     Fidelity VIP Growth Investment Division.......................       1,606,635         9,665,643
     Fidelity VIP Investment Grade Bond Investment Division........       2,587,843         4,010,703
     Fidelity VIP Money Market Investment Division.................      48,648,400        50,672,160
     LMPVET Permal Alternative Select VIT Investment Division (b)..          28,978                 2
     MIST AllianceBernstein Global Dynamic Allocation
        Investment Division........................................      73,657,965        66,922,161
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
        Investment Division (c)....................................      12,061,413           101,550
     MIST American Funds Balanced Allocation Investment Division...     119,155,845        54,586,948
     MIST American Funds Growth Allocation Investment Division.....      93,545,614        39,716,281
     MIST American Funds Growth Investment Division................      31,935,143        28,185,750
     MIST American Funds Moderate Allocation Investment Division...     120,244,705        63,572,957
     MIST AQR Global Risk Balanced Investment Division.............      13,915,458       193,678,271
     MIST BlackRock Global Tactical Strategies Investment Division.     143,182,015        83,037,935
     MIST BlackRock High Yield Investment Division (a).............          38,108            21,633
     MIST Clarion Global Real Estate Investment Division...........      12,627,050        33,053,364
     MIST ClearBridge Aggressive Growth Investment Division........     470,819,088        56,388,309
     MIST Harris Oakmark International Investment Division.........     102,685,891        43,091,084
     MIST Invesco Balanced-Risk Allocation Investment Division.....      41,767,971        20,242,507
     MIST Invesco Mid Cap Value Investment Division................      99,366,716        67,954,573
     MIST Invesco Small Cap Growth Investment Division.............      13,383,450         9,684,043
     MIST JPMorgan Core Bond Investment Division...................      10,238,636         6,790,203
     MIST JPMorgan Global Active Allocation Investment Division....     105,400,783         5,065,926
     MIST JPMorgan Small Cap Value Investment Division.............       4,634,944         1,658,017
     MIST Loomis Sayles Global Markets Investment Division.........       8,231,271        15,354,244
     MIST Lord Abbett Bond Debenture Investment Division...........      46,276,046        33,985,349
     MIST Met/Eaton Vance Floating Rate Investment Division........       6,738,040         3,377,385
     MIST Met/Franklin Low Duration Total Return
        Investment Division........................................      37,068,265        16,033,953
     MIST Met/Templeton International Bond Investment Division.....         956,260         1,206,441
     MIST MetLife Asset Allocation 100 Investment Division.........      22,019,124        29,389,721
     MIST MetLife Balanced Plus Investment Division................     561,244,738         6,799,916
     MIST MetLife Multi-Index Targeted Risk Investment Division....     207,987,853           900,035
     MIST MetLife Small Cap Value Investment Division..............       1,999,962         1,653,704
     MIST MFS Emerging Markets Equity Investment Division..........       7,962,460         4,624,998
     MIST MFS Research International Investment Division...........      14,304,085        23,287,894
     MIST Morgan Stanley Mid Cap Growth Investment Division........      12,436,186        48,038,616
     MIST Oppenheimer Global Equity Investment Division............      21,727,814        29,750,222
     MIST PanAgora Global Diversified Risk Investment Division (c).       6,943,118           221,516
     MIST PIMCO Inflation Protected Bond Investment Division.......      19,890,599        75,396,201
     MIST PIMCO Total Return Investment Division...................      45,575,295       141,821,548

(a)  Commenced December 13, 2013 and began transactions in 2014.
(b)  For the period November 19, 2014 to December 31, 2014.
(c)  For the period April 28, 2014 to December 31, 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2014              DECEMBER 31, 2014
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  --------------    --------------
     MIST Pioneer Strategic Income Investment Division...........      7,017,616        76,531,774      13,304,542         5,207,140
     MIST Pyramis Government Income Investment Division..........     49,485,747       534,242,539      29,782,874        62,333,561
     MIST Pyramis Managed Risk Investment Division...............     11,110,151       118,568,143      63,223,888           555,804
     MIST Schroders Global Multi-Asset Investment Division.......     36,044,095       391,454,858      64,458,169         5,919,180
     MIST SSgA Growth and Income ETF Investment Division.........     76,549,949       832,730,179      92,986,370        89,380,684
     MIST SSgA Growth ETF Investment Division....................     12,712,659       138,970,404      32,795,882        20,387,231
     MIST T. Rowe Price Mid Cap Growth Investment Division.......     35,297,681       316,194,432      61,837,190        39,543,189
     MIST WMC Large Cap Research Investment Division.............     52,663,499       555,514,722      18,190,582        85,716,872
     Variable B Investment Division..............................        957,232        10,377,085         266,652         2,022,495
     Variable C Investment Division..............................         93,640         1,011,987          12,822            58,832
     MSF Baillie Gifford International Stock Investment Division.     14,398,349       155,681,254       6,145,866        17,974,280
     MSF Barclays Aggregate Bond Index Investment Division.......    108,922,168     1,177,732,247      77,245,985        79,349,550
     MSF BlackRock Bond Income Investment Division...............      4,536,221       484,833,124      44,852,562        41,614,626
     MSF BlackRock Capital Appreciation Investment Division......      4,564,284       110,927,995       8,401,978        27,850,485
     MSF BlackRock Large Cap Value Investment Division...........     28,260,084       291,036,429      81,725,416        33,820,530
     MSF BlackRock Money Market Investment Division..............        703,779        70,377,918      19,519,491        32,526,692
     MSF Frontier Mid Cap Growth Investment Division.............     14,025,699       333,212,474      50,985,512        57,963,176
     MSF Jennison Growth Investment Division.....................     10,833,605       132,823,583      31,017,216        39,619,376
     MSF Loomis Sayles Small Cap Core Investment Division........        679,419       152,377,279      34,203,775        25,431,926
     MSF Loomis Sayles Small Cap Growth Investment Division......      3,817,218        42,763,208      13,129,110        15,418,401
     MSF Met/Artisan Mid Cap Value Investment Division...........        931,068       198,076,477       9,720,319        32,390,965
     MSF Met/Dimensional International Small Company
        Investment Division......................................        479,855         7,122,464       2,565,779           519,095
     MSF MetLife Asset Allocation 20 Investment Division.........     45,279,380       498,174,546      63,215,746        72,448,399
     MSF MetLife Asset Allocation 40 Investment Division.........    113,003,038     1,232,540,937     123,715,185       145,650,290
     MSF MetLife Asset Allocation 60 Investment Division.........    322,871,602     3,496,315,675     313,511,328       356,931,110
     MSF MetLife Asset Allocation 80 Investment Division.........    136,020,204     1,512,674,814     162,198,589       168,004,322
     MSF MetLife Mid Cap Stock Index Investment Division.........     29,207,952       386,889,824      52,366,217        51,832,094
     MSF MetLife Stock Index Investment Division.................     68,942,223     2,087,441,525     159,246,329       337,709,229
     MSF MFS Total Return Investment Division....................        919,919       127,003,185      11,603,565        18,702,255
     MSF MFS Value Investment Division...........................     28,794,645       415,105,463      43,716,424        57,075,290
     MSF MSCI EAFE Index Investment Division.....................     40,932,021       475,380,582      52,625,759        30,887,538
     MSF Neuberger Berman Genesis Investment Division............     18,253,770       272,434,241       6,127,491        44,932,130
     MSF Russell 2000 Index Investment Division..................     17,574,841       232,896,066      40,091,141        44,272,899
     MSF T. Rowe Price Large Cap Growth Investment Division......     18,011,532       304,995,770      58,692,792        50,133,870
     MSF T. Rowe Price Small Cap Growth Investment Division......     17,294,613       258,789,707      48,245,818        44,126,023
     MSF Van Eck Global Natural Resources Investment Division....      3,227,114        45,334,601       8,687,970         5,929,509
     MSF Western Asset Management Strategic Bond Opportunities
        Investment Division......................................     16,245,741       202,962,333      21,150,549        34,658,287
     MSF Western Asset Management U.S. Government
        Investment Division......................................     16,414,636       197,727,950      12,217,256        28,597,284
     MSF WMC Balanced Investment Division........................     30,035,948       495,360,531      15,770,716        81,043,348
     MSF WMC Core Equity Opportunities Investment Division.......     14,771,468       447,132,907      62,090,989        93,192,121
     PIMCO VIT CommodityRealReturn Strategy
        Investment Division (b)..................................            306             1,534           1,534                --
     PIMCO VIT Emerging Market Bond Investment Division (b)......            151             1,919           1,919                --
     UIF Global Infrastructure Investment Division (b)...........            432             3,917           3,917                --

(a)  Commenced December 13, 2013 and began transactions in 2014.
(b)  For the period November 19, 2014 to December 31, 2014.
(c)  For the period April 28, 2014 to December 31, 2014.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                           AMERICAN FUNDS GLOBAL
                                         AMERICAN FUNDS BOND               SMALL CAPITALIZATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........        6,618,957        7,263,481        16,907,172       18,635,787
Units issued and transferred
   from other funding options....          808,782        1,261,173         1,851,869        1,979,526
Units redeemed and transferred to
   other funding options.........      (1,510,098)      (1,905,697)       (3,049,904)      (3,708,141)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................        5,917,641        6,618,957        15,709,137       16,907,172
                                   ===============  ===============  ================  ===============


                                                                              AMERICAN FUNDS
                                         AMERICAN FUNDS GROWTH                 GROWTH-INCOME
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014              2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........        5,377,037         6,029,312        5,897,170        6,519,347
Units issued and transferred
   from other funding options....          408,361           503,861          608,791          676,719
Units redeemed and transferred to
   other funding options.........        (995,425)       (1,156,136)      (1,085,100)      (1,298,896)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................        4,789,973         5,377,037        5,420,861        5,897,170
                                   ===============  ================  ===============  ===============


                                                                               CALVERT VP SRI
                                        CALVERT VP SRI BALANCED                MID CAP GROWTH
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........         1,581,457        1,676,537          285,572           319,337
Units issued and transferred
   from other funding options....           119,462          118,346           18,825            23,005
Units redeemed and transferred to
   other funding options.........         (180,742)        (213,426)         (48,033)          (56,770)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................         1,520,177        1,581,457          256,364           285,572
                                   ================  ===============  ===============  ================

                                      FIDELITY VIP
                                       CONTRAFUND          FIDELITY VIP EQUITY-INCOME         FIDELITY VIP FUNDSMANAGER 50%
                                   INVESTMENT DIVISION         INVESTMENT DIVISION                 INVESTMENT DIVISION
                                   -------------------  ----------------------------------  ---------------------------------
                                        2014 (a)              2014              2013              2014             2013
                                   -------------------  ----------------  ----------------  ---------------  ----------------

Units beginning of year..........                 --           3,463,147         3,911,529        9,362,592         2,486,441
Units issued and transferred
   from other funding options....              8,635              96,057           184,750        8,450,702         7,047,593
Units redeemed and transferred to
   other funding options.........            (7,038)           (495,333)         (633,132)        (395,351)         (171,442)
                                   -------------------  ----------------  ----------------  ---------------  ----------------
Units end of year................              1,597           3,063,871         3,463,147       17,417,943         9,362,592
                                   ===================  ================  ================  ===============  ================



                                     FIDELITY VIP FUNDSMANAGER 60%            FIDELITY VIP GROWTH
                                          INVESTMENT DIVISION                 INVESTMENT DIVISION
                                   ---------------------------------  ----------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ----------------

Units beginning of year..........        24,031,067       24,954,232         1,489,863         1,633,959
Units issued and transferred
   from other funding options....           213,111           89,987            68,784            63,646
Units redeemed and transferred to
   other funding options.........       (1,117,721)      (1,013,152)         (175,908)         (207,742)
                                   ----------------  ---------------  ----------------  ----------------
Units end of year................        23,126,457       24,031,067         1,382,739         1,489,863
                                   ================  ===============  ================  ================


                                        FIDELITY VIP INVESTMENT
                                              GRADE BOND
                                          INVESTMENT DIVISION
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........          527,483          686,159
Units issued and transferred
   from other funding options....           98,120           67,669
Units redeemed and transferred to
   other funding options.........        (147,868)        (226,345)
                                   ---------------  ---------------
Units end of year................          477,735          527,483
                                   ===============  ===============


                                                                         LMPVET PERMAL
                                                                          ALTERNATIVE          MIST ALLIANCEBERNSTEIN
                                       FIDELITY VIP MONEY MARKET          SELECT VIT          GLOBAL DYNAMIC ALLOCATION
                                          INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION
                                   ---------------------------------  -------------------  --------------------------------
                                         2014             2013             2014 (b)             2014              2013
                                   ----------------  ---------------  -------------------  ---------------  ---------------

Units beginning of year..........           671,593          548,892                 --        133,911,328      110,036,076
Units issued and transferred
   from other funding options....        10,628,227        8,247,448              2,882          9,894,837       39,287,576
Units redeemed and transferred to
   other funding options.........      (10,755,768)      (8,124,747)                 --       (12,772,542)     (15,412,324)
                                   ----------------  ---------------  -------------------  ---------------  ---------------
Units end of year................           544,052          671,593              2,882        131,033,623      133,911,328
                                   ================  ===============  ===================  ===============  ===============


                                      MIST ALLIANZ
                                    GLOBAL INVESTORS
                                         DYNAMIC               MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                    MULTI-ASSET PLUS           BALANCED ALLOCATION                GROWTH ALLOCATION
                                   INVESTMENT DIVISION         INVESTMENT DIVISION               INVESTMENT DIVISION
                                   -------------------  --------------------------------  ---------------------------------
                                        2014 (c)              2014            2013              2014              2013
                                   -------------------  ---------------  ---------------  ----------------  ---------------

Units beginning of year..........                --          63,540,868       63,563,060        33,203,104       32,742,900
Units issued and transferred
   from other funding options....        12,056,669           6,114,350        6,149,066         4,240,485        4,646,604
Units redeemed and transferred to
   other funding options.........         (500,879)         (7,231,231)      (6,171,258)       (4,989,403)      (4,186,400)
                                   -------------------  ---------------  ---------------  ----------------  ---------------
Units end of year................        11,555,790          62,423,987       63,540,868        32,454,186       33,203,104
                                   ===================  ===============  ===============  ================  ===============





                                       MIST AMERICAN FUNDS GROWTH
                                           INVESTMENT DIVISION
                                   ----------------------------------
                                         2014              2013
                                   ----------------  ----------------

Units beginning of year..........        28,606,942        30,680,594
Units issued and transferred
   from other funding options....         3,219,013         3,889,909
Units redeemed and transferred to
   other funding options.........       (4,346,693)       (5,963,561)
                                   ----------------  ----------------
Units end of year................        27,479,262        28,606,942
                                   ================  ================

                                          MIST AMERICAN FUNDS                  MIST AQR GLOBAL
                                          MODERATE ALLOCATION                   RISK BALANCED
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       78,734,890        82,535,523      152,729,567       149,868,893
Units issued and transferred
   from other funding options....        5,583,867         5,513,752       11,424,955        52,932,846
Units redeemed and transferred to
   other funding options.........      (7,966,138)       (9,314,385)     (26,058,416)      (50,072,172)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................       76,352,619        78,734,890      138,096,106       152,729,567
                                   ===============  ================  ===============  ================


                                         MIST BLACKROCK GLOBAL           MIST BLACKROCK
                                          TACTICAL STRATEGIES              HIGH YIELD        MIST CLARION GLOBAL REAL ESTATE
                                          INVESTMENT DIVISION          INVESTMENT DIVISION         INVESTMENT DIVISION
                                   ---------------------------------  --------------------  ---------------------------------
                                         2014             2013              2014 (a)             2014              2013
                                   ---------------  ----------------  --------------------  ---------------  ----------------

Units beginning of year..........      177,074,342       155,272,874                 --          14,902,299        14,778,284
Units issued and transferred
   from other funding options....       14,244,389        48,288,473             12,572           2,095,723         3,531,086
Units redeemed and transferred to
   other funding options.........     (18,072,513)      (26,487,005)            (7,437)         (3,268,453)       (3,407,071)
                                   ---------------  ----------------  --------------------  ---------------  ----------------
Units end of year................      173,246,218       177,074,342              5,135          13,729,569        14,902,299
                                   ===============  ================  ====================  ===============  ================


                                           MIST CLEARBRIDGE
                                           AGGRESSIVE GROWTH
                                          INVESTMENT DIVISION
                                   ---------------------------------
                                        2014              2013
                                   ---------------  ----------------

Units beginning of year..........       13,366,239        10,346,560
Units issued and transferred
   from other funding options....       36,299,084         7,742,865
Units redeemed and transferred to
   other funding options.........      (8,783,521)       (4,723,186)
                                   ---------------  ----------------
Units end of year................       40,881,802        13,366,239
                                   ===============  ================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST HARRIS OAKMARK                   MIST INVESCO
                                            INTERNATIONAL                BALANCED-RISK ALLOCATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       22,039,138       22,574,267       411,037,657      250,325,881
Units issued and transferred
   from other funding options....        4,288,262        5,113,365        71,820,430      266,812,669
Units redeemed and transferred to
   other funding options.........      (4,505,861)      (5,648,494)      (66,083,866)    (106,100,893)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       21,821,539       22,039,138       416,774,221      411,037,657
                                   ===============  ===============  ================  ===============


                                             MIST INVESCO                      MIST INVESCO
                                             MID CAP VALUE                   SMALL CAP GROWTH
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,543,270       17,602,268        2,095,080        2,132,933
Units issued and transferred
   from other funding options....        1,258,305        1,720,382          579,917          683,973
Units redeemed and transferred to
   other funding options.........      (2,962,100)      (3,779,380)        (637,232)        (721,826)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       13,839,475       15,543,270        2,037,765        2,095,080
                                   ===============  ===============  ===============  ===============


                                            MIST JPMORGAN                      MIST JPMORGAN
                                              CORE BOND                  GLOBAL ACTIVE ALLOCATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........        8,259,461        7,951,315       480,114,419      169,274,406
Units issued and transferred
   from other funding options....        1,694,348       18,185,648       126,371,922      359,489,221
Units redeemed and transferred to
   other funding options.........      (1,435,449)     (17,877,502)      (56,765,574)     (48,649,208)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................        8,518,360        8,259,461       549,720,767      480,114,419
                                   ===============  ===============  ================  ===============

                                            MIST JPMORGAN                   MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                    GLOBAL MARKETS
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014             2013              2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,455        1,099,067        7,711,782        1,933,869
Units issued and transferred
   from other funding options....          203,436          234,012          941,916        7,679,843
Units redeemed and transferred to
   other funding options.........        (166,654)        (322,624)      (1,413,604)      (1,901,930)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,047,237        1,010,455        7,240,094        7,711,782
                                   ===============  ===============  ===============  ===============


                                           MIST LORD ABBETT                MIST MET/EATON VANCE
                                            BOND DEBENTURE                     FLOATING RATE
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       12,999,204       13,293,853         1,555,867          680,624
Units issued and transferred
   from other funding options....        2,304,308        3,261,906           757,050        1,230,133
Units redeemed and transferred to
   other funding options.........      (2,869,289)      (3,556,555)         (503,695)        (354,890)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       12,434,223       12,999,204         1,809,222        1,555,867
                                   ===============  ===============  ================  ===============


                                           MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,621,281        1,503,596          656,394          643,048
Units issued and transferred
   from other funding options....        5,639,655        7,743,787           73,848          204,760
Units redeemed and transferred to
   other funding options.........      (3,634,751)      (1,626,102)        (113,096)        (191,414)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        9,626,185        7,621,281          617,146          656,394
                                   ===============  ===============  ===============  ===============

                                             MIST METLIFE                     MIST METLIFE
                                         ASSET ALLOCATION 100                 BALANCED PLUS
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014              2013            2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       12,315,616        9,769,796      232,765,795      146,453,494
Units issued and transferred
   from other funding options....        1,999,441        8,174,721       47,010,563      104,343,735
Units redeemed and transferred to
   other funding options.........      (2,103,300)      (5,628,901)     (22,091,619)     (18,031,434)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       12,211,757       12,315,616      257,684,739      232,765,795
                                   ===============  ===============  ===============  ===============


                                       MIST METLIFE MULTI-INDEX                 MIST METLIFE
                                             TARGETED RISK                     SMALL CAP VALUE
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       231,254,962        6,808,899          677,162          650,739
Units issued and transferred
   from other funding options....       211,884,918      234,247,693          106,318          120,750
Units redeemed and transferred to
   other funding options.........      (30,866,585)      (9,801,630)        (111,822)         (94,327)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       412,273,295      231,254,962          671,658          677,162
                                   ================  ===============  ===============  ===============


                                           MIST MFS EMERGING                  MIST MFS RESEARCH
                                            MARKETS EQUITY                      INTERNATIONAL
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014              2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........        4,752,160         4,236,736       16,065,546       17,677,847
Units issued and transferred
   from other funding options....        1,319,380         1,532,103        1,782,508        1,756,040
Units redeemed and transferred to
   other funding options.........        (968,789)       (1,016,679)      (2,694,973)      (3,368,341)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................        5,102,751         4,752,160       15,153,081       16,065,546
                                   ===============  ================  ===============  ===============

                                                                                                          MIST PANAGORA
                                          MIST MORGAN STANLEY               MIST OPPENHEIMER           GLOBAL DIVERSIFIED
                                            MID CAP GROWTH                    GLOBAL EQUITY                   RISK
                                          INVESTMENT DIVISION              INVESTMENT DIVISION         INVESTMENT DIVISION
                                   --------------------------------  --------------------------------  -------------------
                                         2014            2013             2014              2013            2014 (c)
                                   ---------------  ---------------  ---------------  ---------------  -------------------

Units beginning of year..........       18,525,106       20,975,481       13,534,026       10,404,769                 --
Units issued and transferred
   from other funding options....        2,073,722        1,650,626        3,089,781       16,470,254          7,053,106
Units redeemed and transferred to
   other funding options.........      (3,544,765)      (4,101,001)      (2,568,775)     (13,340,997)          (664,565)
                                   ---------------  ---------------  ---------------  ---------------  -------------------
Units end of year................       17,054,063       18,525,106       14,055,032       13,534,026          6,388,541
                                   ===============  ===============  ===============  ===============  ===================



                                         MIST PIMCO INFLATION
                                            PROTECTED BOND                MIST PIMCO TOTAL RETURN
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       37,956,426        42,379,551       67,960,498       69,856,684
Units issued and transferred
   from other funding options....        4,786,766        10,453,900        7,723,701       15,409,438
Units redeemed and transferred to
   other funding options.........      (8,556,063)      (14,877,025)     (14,327,660)     (17,305,624)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       34,187,129        37,956,426       61,356,539       67,960,498
                                   ===============  ================  ===============  ===============



                                             MIST PIONEER
                                           STRATEGIC INCOME
                                          INVESTMENT DIVISION
                                   --------------------------------
                                         2014             2013
                                   ---------------  ---------------

Units beginning of year..........        2,428,961        2,454,674
Units issued and transferred
   from other funding options....          620,678          803,026
Units redeemed and transferred to
   other funding options.........        (456,361)        (828,739)
                                   ---------------  ---------------
Units end of year................        2,593,278        2,428,961
                                   ===============  ===============

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                            MIST PYRAMIS                      MIST PYRAMIS
                                          GOVERNMENT INCOME                   MANAGED RISK
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014             2013             2014           2013 (d)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       52,430,597       54,809,703        5,324,485               --
Units issued and transferred
   from other funding options....        6,442,664       19,744,977        6,552,661        5,665,358
Units redeemed and transferred to
   other funding options.........     (10,187,258)     (22,124,083)        (852,841)        (340,873)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       48,686,003       52,430,597       11,024,305        5,324,485
                                   ===============  ===============  ===============  ===============


                                           MIST SCHRODERS                MIST SSGA GROWTH AND
                                         GLOBAL MULTI-ASSET                   INCOME ETF
                                         INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  --------------------------------
                                        2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     307,834,445     121,622,449       67,092,231       70,205,649
Units issued and transferred
   from other funding options....      75,380,715     222,931,496        4,067,876        5,418,606
Units redeemed and transferred to
   other funding options.........    (38,282,352)    (36,719,500)      (8,313,244)      (8,532,024)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     344,932,808     307,834,445       62,846,863       67,092,231
                                   ==============  ==============  ===============  ===============


                                                                            MIST T. ROWE PRICE
                                         MIST SSGA GROWTH ETF                 MID CAP GROWTH
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,380,683        9,321,683       25,949,981       26,770,501
Units issued and transferred
   from other funding options....        2,109,390        3,190,028        4,730,673        5,619,529
Units redeemed and transferred to
   other funding options.........      (2,001,735)      (2,131,028)      (5,509,791)      (6,440,049)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,488,338       10,380,683       25,170,863       25,949,981
                                   ===============  ===============  ===============  ===============

                                               MIST WMC
                                          LARGE CAP RESEARCH                    VARIABLE B
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013              2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,944,933       18,667,832           67,239           79,487
Units issued and transferred
   from other funding options....        1,252,582        1,338,756            3,182            8,226
Units redeemed and transferred to
   other funding options.........      (2,578,957)      (3,061,655)         (11,419)         (20,474)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       15,618,558       16,944,933           59,002           67,239
                                   ===============  ===============  ===============  ===============


                                                                            MSF BAILLIE GIFFORD
                                              VARIABLE C                    INTERNATIONAL STOCK
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                         2014            2013              2014             2013
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........            4,601            6,144       11,503,447        12,744,728
Units issued and transferred
   from other funding options....               --               --          903,654         1,138,622
Units redeemed and transferred to
   other funding options.........            (187)          (1,543)      (2,002,414)       (2,379,903)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................            4,414            4,601       10,404,687        11,503,447
                                   ===============  ===============  ===============  ================


                                             MSF BARCLAYS                       MSF BLACKROCK
                                         AGGREGATE BOND INDEX                    BOND INCOME
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       71,440,893        67,675,314       11,954,730        12,916,416
Units issued and transferred
   from other funding options....       10,879,397        16,575,033        1,448,814         1,565,870
Units redeemed and transferred to
   other funding options.........     (12,142,756)      (12,809,454)      (2,063,420)       (2,527,556)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................       70,177,534        71,440,893       11,340,124        11,954,730
                                   ===============  ================  ===============  ================

                                             MSF BLACKROCK                    MSF BLACKROCK
                                         CAPITAL APPRECIATION                LARGE CAP VALUE
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,057,400        9,513,547       16,552,949       17,523,603
Units issued and transferred
   from other funding options....          740,992          709,674        2,850,105        3,262,101
Units redeemed and transferred to
   other funding options.........      (1,576,966)      (2,165,821)      (3,781,892)      (4,232,755)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,221,426        8,057,400       15,621,162       16,552,949
                                   ===============  ===============  ===============  ===============


                                            MSF BLACKROCK                      MSF FRONTIER
                                            MONEY MARKET                      MID CAP GROWTH
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014             2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,205,342        6,582,029       10,027,102       11,188,890
Units issued and transferred
   from other funding options....        2,296,233        2,674,349          515,318          480,255
Units redeemed and transferred to
   other funding options.........      (2,998,816)      (3,051,036)      (1,383,975)      (1,642,043)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,502,759        6,205,342        9,158,445       10,027,102
                                   ===============  ===============  ===============  ===============


                                                                            MSF LOOMIS SAYLES
                                          MSF JENNISON GROWTH                SMALL CAP CORE
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,447,446       24,173,265        6,113,748        6,753,486
Units issued and transferred
   from other funding options....        5,214,167        4,116,713          497,470          702,372
Units redeemed and transferred to
   other funding options.........      (6,988,365)      (7,842,532)      (1,071,379)      (1,342,110)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,673,248       20,447,446        5,539,839        6,113,748
                                   ===============  ===============  ===============  ===============

                                           MSF LOOMIS SAYLES                   MSF MET/ARTISAN
                                           SMALL CAP GROWTH                     MID CAP VALUE
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........         3,797,741        3,652,206         7,335,193        8,082,313
Units issued and transferred
   from other funding options....           676,899        1,424,902           657,086        1,087,014
Units redeemed and transferred to
   other funding options.........       (1,207,813)      (1,279,367)       (1,329,834)      (1,834,134)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................         3,266,827        3,797,741         6,662,445        7,335,193
                                   ================  ===============  ================  ===============


                                          MSF MET/DIMENSIONAL                    MSF METLIFE
                                      INTERNATIONAL SMALL COMPANY            ASSET ALLOCATION 20
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                        2014              2013             2014              2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          280,753           283,529       39,245,169        43,441,164
Units issued and transferred
   from other funding options....          150,582           139,011        4,242,191         6,814,995
Units redeemed and transferred to
   other funding options.........         (64,402)         (141,787)      (7,448,966)      (11,010,990)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          366,933           280,753       36,038,394        39,245,169
                                   ===============  ================  ===============  ================



                                    MSF METLIFE ASSET ALLOCATION 40    MSF METLIFE ASSET ALLOCATION 60
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                        2014              2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........      100,157,296       105,124,056      291,429,454       298,818,839
Units issued and transferred
   from other funding options....        8,180,175        10,652,716       18,703,240        26,174,852
Units redeemed and transferred to
   other funding options.........     (14,817,974)      (15,619,476)     (34,919,120)      (33,564,237)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................       93,519,497       100,157,296      275,213,574       291,429,454
                                   ===============  ================  ===============  ================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                               MSF METLIFE
                                    MSF METLIFE ASSET ALLOCATION 80        MID CAP STOCK INDEX
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      125,138,998      129,396,377       20,854,130       21,893,382
Units issued and transferred
   from other funding options....       17,825,098       11,830,845        3,246,987        4,298,417
Units redeemed and transferred to
   other funding options.........     (18,561,528)     (16,088,224)      (4,173,164)      (5,337,669)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      124,402,568      125,138,998       19,927,953       20,854,130
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE
                                              STOCK INDEX                 MSF MFS TOTAL RETURN
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,012,896       59,173,051        5,458,053        5,978,496
Units issued and transferred
   from other funding options....        4,266,486        4,714,763          405,658          586,725
Units redeemed and transferred to
   other funding options.........      (8,714,788)     (10,874,918)        (850,885)      (1,107,168)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       48,564,594       53,012,896        5,012,826        5,458,053
                                   ===============  ===============  ===============  ===============



                                             MSF MFS VALUE                  MSF MSCI EAFE INDEX
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       29,015,560       21,031,945        34,230,690       36,718,700
Units issued and transferred
   from other funding options....        3,075,904       46,684,089         6,278,382        4,728,494
Units redeemed and transferred to
   other funding options.........      (5,267,927)     (38,700,474)       (5,224,118)      (7,216,504)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       26,823,537       29,015,560        35,284,954       34,230,690
                                   ===============  ===============  ================  ===============


                                            MSF NEUBERGER
                                           BERMAN GENESIS                 MSF RUSSELL 2000 INDEX
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       15,386,093       14,721,611        13,027,524       14,020,186
Units issued and transferred
   from other funding options....        1,034,576        4,070,379         2,507,725        2,749,581
Units redeemed and transferred to
   other funding options.........      (2,597,023)      (3,405,897)       (2,989,631)      (3,742,243)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       13,823,646       15,386,093        12,545,618       13,027,524
                                   ===============  ===============  ================  ===============



                                           MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                           LARGE CAP GROWTH                  SMALL CAP GROWTH
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       19,750,468       11,787,393       12,811,027       13,154,613
Units issued and transferred
   from other funding options....        4,480,490       12,810,542        2,010,482        2,715,901
Units redeemed and transferred to
   other funding options.........      (5,015,099)      (4,847,467)      (2,684,778)      (3,059,487)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       19,215,859       19,750,468       12,136,731       12,811,027
                                   ===============  ===============  ===============  ===============


                                                                              MSF WESTERN ASSET
                                          MSF VAN ECK GLOBAL                MANAGEMENT STRATEGIC
                                           NATURAL RESOURCES                 BOND OPPORTUNITIES
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........         2,406,616        2,611,674        9,226,838       10,345,790
Units issued and transferred
   from other funding options....           757,312          493,172        1,010,332        1,556,432
Units redeemed and transferred to
   other funding options.........         (532,040)        (698,230)      (1,858,083)      (2,675,384)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................         2,631,888        2,406,616        8,379,087        9,226,838
                                   ================  ===============  ===============  ===============

                                              MSF WESTERN
                                           ASSET MANAGEMENT
                                            U.S. GOVERNMENT                   MSF WMC BALANCED
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........        12,256,251       13,148,516       14,891,417       16,477,433
Units issued and transferred
   from other funding options....         1,388,445        2,166,563          573,549          623,999
Units redeemed and transferred to
   other funding options.........       (2,380,885)      (3,058,828)      (1,948,777)      (2,210,015)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................        11,263,811       12,256,251       13,516,189       14,891,417
                                   ================  ===============  ===============  ===============


                                                                             PIMCO VIT             PIMCO VIT
                                                MSF WMC                 COMMODITYREALRETURN     EMERGING MARKET
                                       CORE EQUITY OPPORTUNITIES             STRATEGY                BOND
                                          INVESTMENT DIVISION           INVESTMENT DIVISION   INVESTMENT DIVISION
                                   ---------------------------------  ----------------------  -------------------
                                         2014             2013               2014 (b)              2014 (b)
                                   ----------------  ---------------  ----------------------  -------------------

Units beginning of year..........        18,314,242       20,783,231                   --                    --
Units issued and transferred
   from other funding options....           959,711        1,598,509                  171                   200
Units redeemed and transferred to
   other funding options.........       (3,351,315)      (4,067,498)                   --                    --
                                   ----------------  ---------------  ----------------------  -------------------
Units end of year................        15,922,638       18,314,242                  171                   200
                                   ================  ===============  ======================  ===================



                                       UIF GLOBAL
                                     INFRASTRUCTURE
                                   INVESTMENT DIVISION
                                   -------------------
                                        2014 (b)
                                   -------------------

Units beginning of year..........                 --
Units issued and transferred
   from other funding options....                315
Units redeemed and transferred to
   other funding options.........                 --
                                   -------------------
Units end of year................                315
                                   ===================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, series, or portfolio for the respective stated periods in the five years ended December 31, 2014:

                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Bond            2014     5,917,641    14.68 - 20.55     105,024,754
     Investment Division         2013     6,618,957    14.30 - 19.64     113,016,439
                                 2012     7,263,481    15.00 - 20.21     128,509,424
                                 2011     7,776,072    14.60 - 19.30     132,354,078
                                 2010     8,896,331    14.11 - 18.31     144,729,120

  American Funds Global Small    2014    15,709,137     3.56 - 41.02     552,526,997
     Capitalization              2013    16,907,172     3.54 - 40.47     588,501,415
     Investment Division         2012    18,635,787     2.81 - 31.78     512,261,353
                                 2011    20,869,442     2.41 - 27.10     488,925,353
                                 2010    21,870,431     3.03 - 33.77     638,167,766

  American Funds Growth          2014     4,789,973    1.28 - 289.09   1,071,813,826
     Investment Division         2013     5,377,037    1.20 - 268.43   1,121,813,455
                                 2012     6,029,312   15.10 - 207.87     978,263,065
                                 2011     6,775,576   12.97 - 177.66     943,068,284
                                 2010     7,571,854   13.72 - 186.99   1,104,322,652

  American Funds Growth-Income   2014     5,420,861   15.84 - 205.97     871,662,648
     Investment Division         2013     5,897,170   14.54 - 187.57     866,506,820
                                 2012     6,519,347   11.07 - 141.56     728,354,448
                                 2011     7,279,154    9.58 - 121.41     689,767,422
                                 2010     7,599,619    9.91 - 124.60     738,591,508

  Calvert VP SRI Balanced        2014     1,520,177    30.50 - 40.77      58,809,995
     Investment Division         2013     1,581,457    28.27 - 37.66      56,643,458
                                 2012     1,676,537    24.33 - 32.31      51,646,891
                                 2011     1,762,417    22.36 - 29.60      49,903,373
                                 2010     1,850,748    21.72 - 28.66      50,866,287

  Calvert VP SRI Mid Cap         2014       256,364            53.26      13,652,993
     Growth Investment Division  2013       285,572    49.72 - 49.74      14,202,309
                                 2012       319,337    38.64 - 38.65      12,341,511
                                 2011       338,107    33.41 - 33.42      11,298,697
                                 2010       371,121    32.96 - 32.97      12,234,406

  Fidelity VIP Contrafund        2014         1,597             6.69          10,689
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2014)

  Fidelity VIP Equity-Income     2014     3,063,871     8.60 - 70.17      92,690,111
     Investment Division         2013     3,463,147     8.01 - 65.15      95,223,008
                                 2012     3,911,529     6.34 - 51.32      81,994,570
                                 2011     4,479,503     5.48 - 44.17      78,185,094
                                 2010     5,189,262     5.50 - 44.15      91,649,413

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Bond            2014       1.87         0.50 - 2.55          2.63 - 4.60
     Investment Division         2013       1.73         0.65 - 2.55      (4.62) - (2.79)
                                 2012       2.43         0.50 - 2.55          2.71 - 4.69
                                 2011       2.88         0.50 - 2.55          3.44 - 5.42
                                 2010       2.96         0.50 - 2.55          3.76 - 5.75

  American Funds Global Small    2014       0.12         0.50 - 2.55        (0.45) - 1.46
     Capitalization              2013       0.87         0.65 - 2.55        25.05 - 27.45
     Investment Division         2012       1.34         0.50 - 2.55        15.19 - 17.41
                                 2011       1.34         0.50 - 2.55    (21.18) - (19.67)
                                 2010       1.73         0.50 - 2.55        19.33 - 21.62

  American Funds Growth          2014       0.77         0.50 - 2.55          5.78 - 7.81
     Investment Division         2013       0.92         0.65 - 2.55        18.89 - 29.26
                                 2012       0.78         0.50 - 2.55        14.91 - 17.13
                                 2011       0.60         0.50 - 2.55      (6.68) - (4.89)
                                 2010       0.71         0.50 - 2.55        15.70 - 17.91

  American Funds Growth-Income   2014       1.27         0.50 - 2.55          7.85 - 9.92
     Investment Division         2013       1.34         0.65 - 2.55        30.14 - 32.64
                                 2012       1.59         0.50 - 2.55        14.51 - 16.72
                                 2011       1.54         0.50 - 2.55      (4.30) - (2.47)
                                 2010       1.51         0.50 - 2.55         8.62 - 10.71

  Calvert VP SRI Balanced        2014       1.56         0.50 - 1.55          7.92 - 9.05
     Investment Division         2013       1.04         0.50 - 1.55        16.19 - 17.41
                                 2012       1.21         0.50 - 1.55          8.80 - 9.96
                                 2011       1.29         0.50 - 1.55          2.96 - 4.04
                                 2010       1.43         0.50 - 1.55        10.37 - 11.54

  Calvert VP SRI Mid Cap         2014         --                0.95          7.07 - 7.10
     Growth Investment Division  2013         --                0.95        28.68 - 28.69
                                 2012         --                0.95                15.65
                                 2011         --                0.95                 1.37
                                 2010         --                0.95                30.24

  Fidelity VIP Contrafund        2014       2.09                1.15                10.38
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2014)

  Fidelity VIP Equity-Income     2014       2.77         0.95 - 1.35          7.26 - 7.73
     Investment Division         2013       2.47         0.95 - 1.35        26.43 - 26.95
                                 2012       3.08         0.95 - 1.35        15.73 - 16.20
                                 2011       2.34         0.95 - 1.35        (0.38) - 0.03
                                 2010       1.80         0.95 - 1.35        13.62 - 14.07

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Fidelity VIP FundsManager           2014    17,417,943    13.11 - 13.28     230,170,102
     50% Investment Division          2013     9,362,592    12.73 - 12.88     120,060,165
     (Commenced 7/23/2012)            2012     2,486,441    11.31 - 11.42      28,315,173

  Fidelity VIP FundsManager           2014    23,126,457    12.44 - 12.62     289,729,524
     60% Investment Division          2013    24,031,067    12.05 - 12.16     291,255,733
                                      2012    24,954,232    10.37 - 10.45     260,007,961
                                      2011    20,820,080      9.48 - 9.54     198,202,397
                                      2010    10,055,976      9.88 - 9.93      99,633,507

  Fidelity VIP Growth                 2014     1,382,739            70.91      98,045,015
     Investment Division              2013     1,489,863    64.30 - 64.31      95,812,868
                                      2012     1,633,959    47.61 - 47.62      77,803,882
                                      2011     1,783,529            41.91      74,754,203
                                      2010     2,111,729    42.22 - 42.23      89,166,883

  Fidelity VIP Investment             2014       477,735            33.12      15,822,818
     Grade Bond                       2013       527,483    31.58 - 31.59      16,664,039
     Investment Division              2012       686,159    32.46 - 32.47      22,278,308
                                      2011       691,358            30.95      21,398,778
                                      2010       761,081            29.11      22,154,719

  Fidelity VIP Money Market           2014       544,052    10.28 - 16.41       8,033,349
     Investment Division              2013       671,593    10.50 - 16.57      10,057,109
                                      2012       548,892    10.71 - 16.72       8,724,752
                                      2011       786,743    10.92 - 16.86      12,168,038
                                      2010       766,151    11.14 - 17.00      12,251,820

  LMPVET Permal Alternative           2014         2,882    10.01 - 10.02          28,860
     Select VIT Investment Division
     (Commenced 11/19/2014)

  MIST AllianceBernstein              2014   131,033,623    11.93 - 12.37   1,616,024,275
     Global Dynamic Allocation        2013   133,911,328    11.35 - 11.66   1,557,670,400
     Investment Division              2012   110,036,076    10.41 - 10.61   1,165,993,492
     (Commenced 5/2/2011)             2011    49,226,036      9.70 - 9.75     479,791,726

  MIST Allianz Global Investors       2014    11,555,790             1.04      12,033,381
     Dynamic Multi-Asset Plus
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds                 2014    62,423,987     1.32 - 14.01     823,208,734
     Balanced Allocation              2013    63,540,868     1.26 - 13.26     799,895,152
     Investment Division              2012    63,563,060    10.24 - 11.22     683,639,223
                                      2011    64,521,397      9.23 - 9.92     618,948,646
                                      2010    54,397,965     9.65 - 10.17     539,848,602

  MIST American Funds Growth          2014    32,454,186    12.33 - 13.92     428,719,024
     Allocation Investment Division   2013    33,203,104    11.86 - 13.15     417,519,485
                                      2012    32,742,900     9.70 - 10.56     333,268,561
                                      2011    34,204,304      8.55 - 9.14     303,484,652
                                      2010    35,239,687      9.18 - 9.64     332,353,082



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  Fidelity VIP FundsManager           2014      1.47          1.90 - 2.05         2.96 - 3.12
     50% Investment Division          2013      1.56          1.90 - 2.05       12.57 - 12.74
     (Commenced 7/23/2012)            2012      2.68          1.90 - 2.05         4.04 - 4.11

  Fidelity VIP FundsManager           2014      1.24          1.85 - 2.05         0.55 - 3.42
     60% Investment Division          2013      1.16          1.90 - 2.05       16.21 - 16.38
                                      2012      1.50          1.90 - 2.05         9.33 - 9.49
                                      2011      1.89          1.90 - 2.05     (4.01) - (3.87)
                                      2010      2.44          1.90 - 2.05       11.32 - 11.49

  Fidelity VIP Growth                 2014      0.18                 0.95       10.25 - 10.28
     Investment Division              2013      0.29                 0.95       35.05 - 35.06
                                      2012      0.58                 0.95       13.60 - 13.61
                                      2011      0.34                 0.95              (0.74)
                                      2010      0.28                 0.95       23.00 - 23.01

  Fidelity VIP Investment             2014      2.10                 0.95         4.83 - 4.86
     Grade Bond                       2013      2.08                 0.95              (2.70)
     Investment Division              2012      2.35                 0.95                4.90
                                      2011      3.16                 0.95         6.32 - 6.33
                                      2010      3.50                 0.95                6.79

  Fidelity VIP Money Market           2014      0.01          0.95 - 2.05     (2.02) - (0.93)
     Investment Division              2013      0.03          0.95 - 2.05     (2.01) - (0.91)
                                      2012      0.13          0.95 - 2.05     (1.93) - (0.81)
                                      2011      0.10          0.95 - 2.05     (1.94) - (0.83)
                                      2010      0.17          0.95 - 2.05     (1.82) - (0.70)

  LMPVET Permal Alternative           2014      0.45          1.10 - 1.35     (0.52) - (0.49)
     Select VIT Investment Division
     (Commenced 11/19/2014)

  MIST AllianceBernstein              2014      1.94          1.15 - 2.15         5.06 - 6.12
     Global Dynamic Allocation        2013      1.24          1.15 - 2.15         8.78 - 9.88
     Investment Division              2012      0.09          1.15 - 2.30         2.79 - 8.82
     (Commenced 5/2/2011)             2011      0.98          1.15 - 2.00     (3.01) - (2.47)

  MIST Allianz Global Investors       2014      0.87          1.15 - 2.15         3.84 - 4.55
     Dynamic Multi-Asset Plus
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds                 2014      1.26          0.50 - 2.30         3.64 - 5.70
     Balanced Allocation              2013      1.35          0.50 - 2.30       15.84 - 18.14
     Investment Division              2012      1.68          0.50 - 2.30       10.93 - 13.06
                                      2011      1.26          0.50 - 2.30     (4.34) - (2.43)
                                      2010      1.00          0.50 - 2.30        9.61 - 11.67

  MIST American Funds Growth          2014      1.02          0.50 - 2.30         3.97 - 5.86
     Allocation Investment Division   2013      0.99          0.50 - 2.30       22.26 - 24.48
                                      2012      1.20          0.50 - 2.30       13.50 - 15.58
                                      2011      1.12          0.50 - 2.30     (6.89) - (5.21)
                                      2010      0.88          0.50 - 2.30       10.91 - 12.92



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------
  MIST American Funds Growth           2014    27,479,262    12.93 - 13.92     379,282,255
     Investment Division               2013    28,606,942    12.22 - 13.01     369,736,899
                                       2012    30,680,594     9.63 - 10.14     309,469,419
                                       2011    30,941,763      8.39 - 8.74     269,245,330
                                       2010    21,779,384      9.00 - 9.27     201,192,477

  MIST American Funds                  2014    76,352,619    12.07 - 13.62     987,325,915
     Moderate Allocation               2013    78,734,890    11.64 - 12.90     971,848,247
     Investment Division               2012    82,535,523    10.49 - 11.42     908,733,316
                                       2011    85,202,020     9.69 - 10.36     857,229,344
                                       2010    75,010,392     9.89 - 10.39     762,782,012

  MIST AQR Global Risk                 2014   138,096,106    10.21 - 11.40   1,568,831,639
     Balanced Investment Division      2013   152,729,567    10.79 - 11.09   1,689,296,732
     (Commenced 5/2/2011)              2012   149,868,893    11.38 - 11.61   1,737,315,768
                                       2011    56,432,487    10.56 - 10.62     599,167,858

  MIST BlackRock Global                2014   173,246,218    11.38 - 11.81   2,038,618,922
     Tactical Strategies               2013   177,074,342    10.98 - 11.28   1,991,834,922
     Investment Division               2012   155,272,874    10.17 - 10.34   1,603,180,946
     (Commenced 5/2/2011)              2011    74,095,325      9.53 - 9.58     709,763,094

  MIST BlackRock High Yield            2014         5,135     2.90 - 27.94          15,808
     Investment Division
     (Commenced 12/13/2013
     and began transactions in 2014)

  MIST Clarion Global Real             2014    13,729,569     1.98 - 20.71     260,956,015
     Estate Investment Division        2013    14,902,299     2.97 - 18.38     253,186,000
                                       2012    14,778,284     2.89 - 17.84     245,411,646
                                       2011    16,016,738     2.31 - 14.23     213,895,843
                                       2010    15,981,514     2.46 - 15.15     228,566,225

  MIST ClearBridge Aggressive          2014    40,881,802    1.55 - 341.18     672,850,047
     Growth Investment Division        2013    13,366,239     1.32 - 21.07     170,478,449
                                       2012    10,346,560     0.92 - 14.58      93,505,262
                                       2011    10,567,586     0.78 - 12.38      81,432,355
                                       2010     3,935,646     0.77 - 12.07      29,795,656

  MIST Harris Oakmark                  2014    21,821,539     2.51 - 28.95     553,476,475
     International                     2013    22,039,138     2.82 - 30.88     597,907,512
     Investment Division               2012    22,574,267     2.19 - 23.79     476,492,534
                                       2011    24,605,233     1.71 - 18.49     402,888,469
                                       2010    22,318,089     2.02 - 21.68     422,198,591

  MIST Invesco Balanced-Risk           2014   416,774,221      1.08 - 1.10     458,464,882
     Allocation Investment Division    2013   411,037,657      1.04 - 1.06     433,699,152
     (Commenced 4/30/2012)             2012   250,325,881      1.04 - 1.05     262,571,091

  MIST Invesco Mid Cap Value           2014    13,839,475     3.65 - 41.83     504,220,570
     Investment Division               2013    15,543,270     3.37 - 38.34     517,780,861
     (Commenced 4/30/2012)             2012    17,602,268     2.62 - 29.57     454,279,856



                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  MIST American Funds Growth           2014      0.55          1.15 - 2.25          0.53 - 6.95
     Investment Division               2013      0.44          1.15 - 2.25        26.90 - 28.30
                                       2012      0.32          1.15 - 2.25        14.79 - 16.06
                                       2011      0.34          1.15 - 2.25      (6.71) - (5.69)
                                       2010      0.18          1.15 - 2.25        15.69 - 16.97

  MIST American Funds                  2014      1.45          0.50 - 2.30          3.68 - 5.57
     Moderate Allocation               2013      1.64          0.50 - 2.30        10.94 - 12.95
     Investment Division               2012      2.04          0.50 - 2.30         8.31 - 10.28
                                       2011      1.54          0.50 - 2.30      (2.08) - (0.31)
                                       2010      1.41          0.50 - 2.30          7.40 - 9.36

  MIST AQR Global Risk                 2014        --          1.15 - 2.15          1.79 - 2.81
     Balanced Investment Division      2013      2.07          1.15 - 2.15      (5.45) - (4.50)
     (Commenced 5/2/2011)              2012      0.40          1.15 - 2.30          3.03 - 9.29
                                       2011      3.41          1.15 - 2.00          2.12 - 2.70

  MIST BlackRock Global                2014      1.12          1.15 - 2.15          3.66 - 4.70
     Tactical Strategies               2013      1.33          1.15 - 2.15          7.96 - 9.05
     Investment Division               2012        --          1.15 - 2.15          6.81 - 7.89
     (Commenced 5/2/2011)              2011      1.51          1.15 - 2.00      (4.68) - (4.14)

  MIST BlackRock High Yield            2014        --          0.90 - 1.15        (1.82) - 2.48
     Investment Division
     (Commenced 12/13/2013
     and began transactions in 2014)

  MIST Clarion Global Real             2014      1.60          0.50 - 2.30         1.06 - 12.94
     Estate Investment Division        2013      6.76          0.50 - 2.30          1.19 - 3.09
                                       2012      2.07          0.50 - 2.30        23.11 - 25.48
                                       2011      3.87          0.50 - 2.30      (7.73) - (5.89)
                                       2010      8.23          0.50 - 2.30        13.47 - 15.53

  MIST ClearBridge Aggressive          2014      0.07          0.50 - 2.30         1.57 - 18.35
     Growth Investment Division        2013      0.25          0.95 - 2.30        13.14 - 44.54
                                       2012      0.07          0.95 - 2.30        15.80 - 17.69
                                       2011      0.02          0.95 - 2.30        (9.19) - 2.58
                                       2010      0.03          0.95 - 2.30        20.97 - 22.89

  MIST Harris Oakmark                  2014      2.40          0.50 - 2.30      (7.93) - (6.13)
     International                     2013      2.49          0.50 - 2.30        27.52 - 29.96
     Investment Division               2012      1.61          0.50 - 2.30        26.30 - 28.63
                                       2011        --          0.50 - 2.30    (16.20) - (14.54)
                                       2010      1.89          0.50 - 2.30        13.77 - 15.92

  MIST Invesco Balanced-Risk           2014        --          1.15 - 2.10          3.39 - 4.37
     Allocation Investment Division    2013        --          1.15 - 2.10        (0.26) - 0.70
     (Commenced 4/30/2012)             2012      0.62          1.15 - 2.30          3.06 - 3.86

  MIST Invesco Mid Cap Value           2014      0.55          0.25 - 2.30          7.15 - 9.10
     Investment Division               2013      0.79          0.50 - 2.30        27.34 - 29.65
     (Commenced 4/30/2012)             2012        --          0.50 - 2.30          1.67 - 2.93



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ----------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                UNITS        HIGHEST ($)      ASSETS ($)
                                            ------------  ----------------  --------------
  MIST Invesco Small Cap              2014     2,037,765      2.68 - 29.97      54,115,294
     Growth Investment Division       2013     2,095,080      2.52 - 27.91      52,424,234
                                      2012     2,132,933      1.82 - 20.01      38,202,816
                                      2011     2,324,510      1.56 - 17.01      35,466,935
                                      2010     2,311,559      1.60 - 17.28      34,771,690

  MIST JPMorgan Core Bond             2014     8,518,360     10.46 - 11.26      94,969,104
     Investment Division              2013     8,259,461     10.18 - 10.84      88,832,323
                                      2012     7,951,315     10.74 - 11.31      89,292,265
                                      2011     7,359,866     10.47 - 10.90      79,806,796
                                      2010     5,961,314     10.12 - 10.43      61,894,293

  MIST JPMorgan Global Active         2014   549,720,767       1.19 - 1.22     669,115,337
     Allocation Investment Division   2013   480,114,419       1.14 - 1.15     553,137,848
     (Commenced 4/30/2012)            2012   169,274,406              1.05     177,914,120

  MIST JPMorgan Small Cap             2014     1,047,237     18.72 - 20.42      21,130,600
     Value Investment Division        2013     1,010,455     18.31 - 19.79      19,791,903
                                      2012     1,099,067     14.06 - 15.07      16,406,071
                                      2011     1,077,146     12.44 - 13.21      14,113,642
                                      2010       657,621     14.17 - 14.91       9,722,885

  MIST Loomis Sayles Global           2014     7,240,094      1.48 - 17.59     122,949,006
     Markets Investment Division      2013     7,711,782      1.44 - 17.20     128,415,699
                                      2012     1,933,869     13.80 - 14.86      28,499,925
                                      2011     1,855,860     12.07 - 12.85      23,690,465
                                      2010     1,021,819     12.54 - 13.20      13,393,060

  MIST Lord Abbett Bond               2014    12,434,223      2.93 - 34.65     339,514,538
     Debenture Investment Division    2013    12,999,204      2.83 - 33.22     339,376,615
                                      2012    13,293,853      2.66 - 30.92     320,579,772
                                      2011    14,072,935      2.39 - 27.52     299,293,863
                                      2010    14,565,687      2.32 - 26.47     294,861,986

  MIST Met/Eaton Vance                2014     1,809,222     10.74 - 11.20      20,128,137
     Floating Rate                    2013     1,555,867     10.88 - 11.25      17,414,855
     Investment Division              2012       680,624     10.70 - 10.96       7,437,899
     (Commenced 5/3/2010)             2011       581,745     10.17 - 10.33       5,996,924
                                      2010       127,652     10.18 - 10.24       1,306,114

  MIST Met/Franklin Low               2014     9,626,185      9.76 - 10.33      96,688,495
     Duration Total Return            2013     7,621,281      9.86 - 10.27      76,708,364
     Investment Division              2012     1,503,596      9.94 - 10.21      15,151,477
     (Commenced 5/2/2011)             2011       678,926       9.72 - 9.80       6,635,667

  MIST Met/Templeton                  2014       617,146     12.98 - 13.62       8,355,488
     International Bond               2013       656,394     13.09 - 13.62       8,897,037
     Investment Division              2012       643,048     13.22 - 13.64       8,734,807
                                      2011       586,262     11.80 - 12.07       7,057,738
                                      2010       363,350     12.08 - 12.25       4,442,866

  MIST MetLife Asset                  2014    12,211,757      1.68 - 32.14     230,931,939
     Allocation 100                   2013    12,315,616     14.47 - 30.96     228,507,697
     Investment Division              2012     9,769,796     11.19 - 12.85     119,313,920
     (Commenced 5/2/2011)             2011     9,693,030      9.81 - 11.06     102,483,285

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MIST Invesco Small Cap              2014        --         0.50 - 2.30           5.46 - 7.37
     Growth Investment Division       2013      0.24         0.50 - 2.30         36.99 - 39.48
                                      2012        --         0.50 - 2.30         15.53 - 17.64
                                      2011        --         0.50 - 2.30       (3.33) - (1.57)
                                      2010        --         0.50 - 2.30         23.32 - 25.55

  MIST JPMorgan Core Bond             2014      1.47         1.15 - 2.25           2.75 - 3.89
     Investment Division              2013      0.27         1.15 - 2.25       (4.89) - (3.86)
                                      2012      2.55         1.15 - 2.25           2.57 - 3.71
                                      2011      2.15         1.15 - 2.25           3.44 - 4.58
                                      2010      1.53         1.15 - 2.25           3.74 - 4.89

  MIST JPMorgan Global Active         2014      1.11         1.15 - 2.10           4.75 - 5.75
     Allocation Investment Division   2013      0.07         1.15 - 2.10           8.68 - 9.72
     (Commenced 4/30/2012)            2012      0.78         1.15 - 2.05           3.23 - 3.85

  MIST JPMorgan Small Cap             2014      0.86         1.15 - 2.05           2.25 - 3.18
     Value Investment Division        2013      0.48         1.15 - 2.05         30.21 - 31.38
                                      2012      0.63         1.15 - 2.05         13.01 - 14.03
                                      2011      1.42         1.15 - 2.05     (12.18) - (11.38)
                                      2010      0.58         1.15 - 2.05         16.83 - 17.89

  MIST Loomis Sayles Global           2014      2.10         0.50 - 2.25           1.17 - 2.95
     Markets Investment Division      2013      0.72         0.50 - 2.25         10.52 - 15.79
                                      2012      2.37         1.15 - 2.25         14.32 - 15.59
                                      2011      2.22         1.15 - 2.25       (3.67) - (2.61)
                                      2010      2.23         1.15 - 2.25         19.30 - 20.62

  MIST Lord Abbett Bond               2014      5.57         0.50 - 2.25         (0.50) - 4.31
     Debenture Investment Division    2013      6.65         0.50 - 2.30           5.52 - 7.44
                                      2012      7.19         0.50 - 2.30         10.37 - 12.38
                                      2011      5.99         0.50 - 2.30           2.09 - 3.94
                                      2010      6.21         0.50 - 2.30         10.40 - 12.40

  MIST Met/Eaton Vance                2014      3.50         1.15 - 2.05       (1.31) - (0.42)
     Floating Rate                    2013      3.11         1.15 - 2.05           1.73 - 2.65
     Investment Division              2012      3.27         1.15 - 2.05           5.14 - 6.10
     (Commenced 5/3/2010)             2011      2.13         1.15 - 2.05         (0.06) - 0.84
                                      2010        --         1.15 - 2.05           1.81 - 2.42

  MIST Met/Franklin Low               2014      2.12         0.50 - 2.05         (0.99) - 0.55
     Duration Total Return            2013      0.94         0.50 - 2.05         (0.89) - 0.66
     Investment Division              2012      1.69         0.50 - 2.05           2.27 - 3.87
     (Commenced 5/2/2011)             2011        --         0.95 - 2.05       (2.63) - (1.92)

  MIST Met/Templeton                  2014      4.57         1.15 - 2.00       (2.25) - (0.02)
     International Bond               2013      1.97         1.15 - 2.00       (0.96) - (0.12)
     Investment Division              2012      9.92         1.15 - 2.00         12.01 - 12.97
                                      2011      6.74         1.15 - 2.00       (2.30) - (1.47)
                                      2010      0.46         1.15 - 2.00         11.30 - 12.25

  MIST MetLife Asset                  2014      0.81         0.25 - 2.05           2.96 - 4.56
     Allocation 100                   2013      0.59         0.50 - 2.30         16.29 - 28.86
     Investment Division              2012      0.69         0.50 - 2.30         14.07 - 16.16
     (Commenced 5/2/2011)             2011        --         0.50 - 2.30     (14.87) - (13.84)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                       -------------  ---------------  --------------
  MIST MetLife Balanced Plus     2014    257,684,739    12.41 - 12.88   3,306,532,931
     Investment Division         2013    232,765,795    11.57 - 11.88   2,758,152,662
     (Commenced 5/2/2011)        2012    146,453,494    10.31 - 10.51   1,536,558,887
                                 2011     64,032,367      9.35 - 9.40     601,466,008

  MIST MetLife Multi-Index       2014    412,273,295      1.20 - 1.22     503,156,737
     Targeted Risk               2013    231,254,962      1.12 - 1.13     261,549,603
     Investment Division         2012      6,808,899             1.01       6,903,413
     (Commenced 11/12/2012)

  MIST MetLife Small Cap         2014        671,658    23.82 - 27.21      16,801,002
     Value Investment Division   2013        677,162    23.78 - 26.89      16,848,467
                                 2012        650,739    18.24 - 20.40      12,367,720
                                 2011        611,373    15.70 - 17.38       9,963,715
                                 2010        553,242    17.52 - 19.19      10,020,158

  MIST MFS Emerging Markets      2014      5,102,751     1.09 - 10.43      52,734,725
     Equity Investment Division  2013      4,752,160    10.37 - 11.29      53,202,058
                                 2012      4,236,736    11.16 - 12.02      50,543,249
                                 2011      4,108,037     9.61 - 10.22      41,739,144
                                 2010      2,608,505    12.08 - 12.72      32,997,742

  MIST MFS Research              2014     15,153,081     1.62 - 18.13     221,624,094
     International               2013     16,065,546     1.76 - 19.62     252,471,398
     Investment Division         2012     17,677,847     1.50 - 16.57     232,797,238
                                 2011     19,673,406     1.30 - 14.30     219,299,244
                                 2010     20,874,325     1.48 - 16.11     258,478,220

  MIST Morgan Stanley Mid Cap    2014     17,054,063     2.04 - 23.71     367,615,842
     Growth Investment Division  2013     18,525,106     2.04 - 23.59     399,201,501
     (Commenced 5/3/2010)        2012     20,975,481     1.49 - 17.06     328,177,563
                                 2011     23,184,585     1.38 - 15.69     331,439,430
                                 2010     24,873,224     1.51 - 16.94     386,858,882

  MIST Oppenheimer Global        2014     14,055,032     1.17 - 28.93     271,471,540
     Equity Investment Division  2013     13,534,026     1.16 - 28.50     284,310,727
                                 2012     10,404,769    16.31 - 22.58     219,397,966
                                 2011     11,458,967    13.63 - 18.76     201,576,453
                                 2010     11,471,149    15.07 - 20.63     223,279,060

  MIST PanAgora Global           2014      6,388,541      1.03 - 1.04       6,621,678
     Diversified Risk
     Investment Division
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014     34,187,129     0.99 - 16.59     512,607,268
     Protected Bond              2013     37,956,426    13.20 - 16.18     559,896,326
     Investment Division         2012     42,379,551    14.89 - 17.89     697,291,188
                                 2011     39,768,473    13.97 - 16.47     607,250,028
                                 2010     33,648,714    12.86 - 14.87     467,910,969

  MIST PIMCO Total Return        2014     61,356,539     1.80 - 20.22   1,090,762,284
     Investment Division         2013     67,960,498     1.75 - 19.51   1,166,300,320
                                 2012     69,856,684     1.81 - 19.99   1,226,100,483
                                 2011     69,538,746     1.68 - 18.38   1,123,078,623
                                 2010     67,513,724     1.65 - 17.91   1,048,658,444

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       --------------  ----------------  -----------------
  MIST MetLife Balanced Plus     2014       1.73          1.15 - 2.15          7.32 - 8.39
     Investment Division         2013       1.12          1.15 - 2.15        11.93 - 13.05
     (Commenced 5/2/2011)        2012         --          1.15 - 2.30         4.01 - 11.81
                                 2011       0.29          1.15 - 2.00      (6.52) - (6.00)

  MIST MetLife Multi-Index       2014         --          1.15 - 2.10          6.99 - 8.01
     Targeted Risk               2013       0.56          1.15 - 2.10        10.60 - 11.65
     Investment Division         2012         --          1.15 - 1.80          2.59 - 2.68
     (Commenced 11/12/2012)

  MIST MetLife Small Cap         2014       0.04          0.50 - 1.55          0.15 - 1.21
     Value Investment Division   2013       0.94          0.50 - 1.55        30.41 - 31.79
                                 2012         --          0.50 - 1.55        16.16 - 17.40
                                 2011       1.05          0.50 - 1.55     (10.38) - (9.44)
                                 2010       1.13          0.50 - 1.55        18.05 - 19.30

  MIST MFS Emerging Markets      2014       0.84          0.90 - 2.25      (8.60) - (7.07)
     Equity Investment Division  2013       1.05          1.15 - 2.25      (7.10) - (6.07)
                                 2012       0.74          1.15 - 2.25        16.24 - 17.53
                                 2011       1.34          1.15 - 2.25    (20.51) - (19.64)
                                 2010       0.84          1.15 - 2.25        20.90 - 22.24

  MIST MFS Research              2014       2.29          0.50 - 2.15      (8.84) - (7.41)
     International               2013       2.62          0.50 - 2.30        16.55 - 18.66
     Investment Division         2012       1.98          0.50 - 2.30        14.04 - 16.12
                                 2011       1.96          0.50 - 2.30    (12.74) - (11.15)
                                 2010       1.81          0.50 - 2.30         8.88 - 10.85

  MIST Morgan Stanley Mid Cap    2014       0.04          0.50 - 2.30        (1.37) - 0.51
     Growth Investment Division  2013       0.76          0.50 - 2.30        35.86 - 38.33
     (Commenced 5/3/2010)        2012         --          0.50 - 2.30          6.78 - 8.73
                                 2011       0.71          0.50 - 2.30      (9.03) - (7.26)
                                 2010         --          0.50 - 2.30        15.85 - 16.84

  MIST Oppenheimer Global        2014       0.91          0.50 - 2.30        (0.28) - 1.75
     Equity Investment Division  2013       1.77          0.50 - 2.30        15.42 - 26.60
                                 2012       1.53          0.65 - 2.30        18.41 - 20.73
                                 2011       1.88          0.65 - 2.30     (10.48) - (8.82)
                                 2010       1.45          0.65 - 2.30        13.29 - 15.48

  MIST PanAgora Global           2014       0.51          1.15 - 2.00          3.16 - 3.75
     Diversified Risk
     Investment Division
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.55          0.50 - 2.30        (1.54) - 2.51
     Protected Bond              2013       2.20          0.50 - 2.30     (11.34) - (9.57)
     Investment Division         2012       3.01          0.50 - 2.30          6.64 - 8.62
                                 2011       1.61          0.50 - 2.30         8.62 - 10.77
                                 2010       2.26          0.50 - 2.30          5.32 - 7.31

  MIST PIMCO Total Return        2014       2.35          0.50 - 2.30          0.46 - 3.82
     Investment Division         2013       4.24          0.50 - 2.30      (4.15) - (2.36)
                                 2012       3.16          0.50 - 2.30          6.77 - 8.85
                                 2011       2.72          0.50 - 2.30          0.83 - 2.76
                                 2010       3.43          0.50 - 2.30          5.71 - 7.71

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  MIST Pioneer Strategic          2014     2,593,278    25.25 - 30.38     76,351,267
     Income Investment Division   2013     2,428,961    24.67 - 29.42     69,401,877
                                  2012     2,454,674    24.83 - 29.35     70,080,765
                                  2011     2,135,286    22.75 - 26.64     55,464,787
                                  2010     1,345,150    22.44 - 26.04     34,118,467

  MIST Pyramis Government         2014    48,686,003    10.63 - 11.02    534,446,057
     Income Investment Division   2013    52,430,597    10.09 - 10.37    541,918,855
     (Commenced 5/2/2011)         2012    54,809,703    10.80 - 10.99    600,925,084
                                  2011    18,617,176    10.71 - 10.77    200,414,660

  MIST Pyramis Managed Risk       2014    11,024,305     1.16 - 11.57    127,322,331
     Investment Division          2013     5,324,485    10.71 - 10.77     57,316,477
     (Commenced 4/29/2013)

  MIST Schroders Global           2014   344,932,808      1.21 - 1.24    426,762,086
     Multi-Asset                  2013   307,834,445      1.15 - 1.16    357,921,883
     Investment Division          2012   121,622,449      1.06 - 1.07    130,034,225
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income     2014    62,846,863    14.11 - 16.36    959,208,935
     ETF Investment Division      2013    67,092,231    13.39 - 15.54    979,735,898
                                  2012    70,205,649    12.14 - 13.83    919,015,955
                                  2011    69,044,794    11.01 - 12.32    811,024,282
                                  2010    49,243,201    11.14 - 12.25    579,390,787

  MIST SSgA Growth ETF            2014    10,488,338    13.72 - 16.21    158,546,674
     Investment Division          2013    10,380,683    13.32 - 15.46    150,739,383
                                  2012     9,321,683    11.55 - 13.16    116,064,976
                                  2011     8,738,265    10.27 - 11.50     95,770,056
                                  2010     7,423,121    10.74 - 11.81     84,197,233

  MIST T. Rowe Price Mid Cap      2014    25,170,863     1.72 - 29.62    425,918,797
     Growth Investment Division   2013    25,949,981     1.54 - 26.45    393,848,239
                                  2012    26,770,501     1.15 - 19.50    300,330,183
                                  2011    28,074,170     1.02 - 17.28    276,466,812
                                  2010    26,424,580     1.05 - 17.69    269,741,582

  MIST WMC Large Cap Research     2014    15,618,558   10.57 - 138.13    761,053,589
     Investment Division          2013    16,944,933    9.43 - 122.31    739,787,013
                                  2012    18,667,832     7.12 - 91.54    616,700,346
                                  2011    20,393,863     6.37 - 81.12    607,789,646
                                  2010    20,665,064     6.44 - 81.32    657,439,675

  Variable B Investment Division  2014        59,002   71.63 - 246.86     13,870,298
                                  2013        67,239   62.90 - 218.97     13,976,724
                                  2012        79,487   46.73 - 164.31     12,413,480
                                  2011        86,527   39.85 - 145.99     12,494,159
                                  2010       103,828   39.93 - 146.66     14,265,716

  Variable C Investment Division  2014         4,414  246.86 - 327.95      1,356,840
                                  2013         4,601  218.97 - 288.01      1,246,820
                                  2012         6,144  164.31 - 213.98      1,223,254
                                  2011         6,155  145.99 - 188.23      1,080,417
                                  2010         6,244  146.66 - 187.23      1,092,411

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  MIST Pioneer Strategic          2014      4.77          1.15 - 2.05       (0.93) - 3.25
     Income Investment Division   2013      5.02          1.15 - 2.05       (0.65) - 0.25
                                  2012      4.73          1.15 - 2.05        9.18 - 10.17
                                  2011      4.31          1.15 - 2.05         1.36 - 2.28
                                  2010      3.53          1.15 - 2.05        9.77 - 10.76

  MIST Pyramis Government         2014      2.60          1.15 - 2.15         5.27 - 6.33
     Income Investment Division   2013      1.51          1.15 - 2.15     (6.55) - (5.61)
     (Commenced 5/2/2011)         2012      0.01          1.15 - 2.15         0.94 - 1.96
                                  2011      0.95          1.15 - 2.00         7.14 - 7.75

  MIST Pyramis Managed Risk       2014        --          0.90 - 2.00         6.49 - 7.67
     Investment Division          2013      1.64          1.15 - 2.00         4.83 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global           2014      1.29          1.15 - 2.15         5.45 - 6.51
     Multi-Asset                  2013      0.01          1.15 - 2.15         7.77 - 8.85
     Investment Division          2012      1.65          1.15 - 2.30         5.04 - 5.86
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income     2014      2.23          0.50 - 2.10         0.03 - 5.28
     ETF Investment Division      2013      2.50          0.50 - 2.30       10.36 - 12.37
                                  2012      2.35          0.50 - 2.30       10.27 - 12.28
                                  2011      1.66          0.50 - 2.30       (1.23) - 0.56
                                  2010      1.07          0.50 - 2.30        9.69 - 11.68

  MIST SSgA Growth ETF            2014      1.90          0.50 - 2.30         2.98 - 4.85
     Investment Division          2013      2.03          0.50 - 2.30       15.39 - 17.48
                                  2012      1.93          0.50 - 2.30       12.40 - 14.46
                                  2011      1.59          0.50 - 2.30     (4.36) - (2.62)
                                  2010      1.40          0.50 - 2.30       11.56 - 13.58

  MIST T. Rowe Price Mid Cap      2014        --          0.50 - 2.25       10.27 - 12.21
     Growth Investment Division   2013      0.24          0.50 - 2.30       33.47 - 35.90
                                  2012        --          0.50 - 2.30       11.08 - 13.11
                                  2011        --          0.50 - 2.30     (3.88) - (2.14)
                                  2010        --          0.50 - 2.30       24.78 - 27.04

  MIST WMC Large Cap Research     2014      0.90          0.50 - 2.50       10.89 - 13.02
     Investment Division          2013      1.40          0.42 - 2.22       31.42 - 33.61
                                  2012      1.18          0.42 - 2.22      (0.33) - 12.84
                                  2011      1.10        (0.08) - 2.30       (2.02) - 0.54
                                  2010      1.33        (0.08) - 2.30        9.90 - 12.73

  Variable B Investment Division  2014      0.94        (0.08) - 0.92       12.74 - 13.87
                                  2013      1.47        (0.08) - 0.92       33.26 - 34.60
                                  2012      1.22        (0.08) - 0.92       12.55 - 17.29
                                  2011      1.12        (0.08) - 1.00     (0.46) - (0.21)
                                  2010      1.36        (0.08) - 1.00       11.62 - 11.89

  Variable C Investment Division  2014      0.94        (0.08) - 0.92       12.74 - 13.87
                                  2013      1.45        (0.08) - 0.92       33.26 - 34.60
                                  2012      1.19        (0.08) - 0.92       12.55 - 13.68
                                  2011      1.10        (0.08) - 1.00       (0.46) - 0.54
                                  2010      1.37        (0.08) - 1.00       11.62 - 12.73

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  MSF Baillie Gifford           2014    10,404,687      1.46 - 17.45     143,934,419
     International Stock        2013    11,503,447      1.53 - 18.18     162,561,055
     Investment Division        2012    12,744,728      1.34 - 15.88     157,488,412
                                2011    14,325,010      1.14 - 13.42     149,064,918
                                2010    15,081,511      1.44 - 16.90     196,319,126

  MSF Barclays Aggregate Bond   2014    70,177,534      1.69 - 19.40   1,201,918,831
     Index Investment Division  2013    71,440,893      1.63 - 18.49   1,173,488,783
                                2012    67,675,314      1.69 - 19.06   1,150,681,701
                                2011    67,360,242      1.65 - 18.49   1,115,074,009
                                2010    67,541,233      1.56 - 17.32   1,054,370,494

  MSF BlackRock Bond Income     2014    11,340,124      6.62 - 79.94     498,013,818
     Investment Division        2013    11,954,730      6.26 - 75.22     478,446,482
                                2012    12,916,416      6.40 - 76.37     513,127,216
                                2011    13,863,749      6.03 - 71.54     503,747,574
                                2010    14,977,082      5.73 - 67.64     500,008,866

  MSF BlackRock Capital         2014     7,221,426      4.78 - 54.16     184,744,024
     Appreciation               2013     8,057,400      4.45 - 50.10     189,056,520
     Investment Division        2012     9,513,547      3.36 - 37.60     164,222,677
                                2011    10,497,393      2.98 - 33.13     154,395,881
                                2010    10,566,230      3.32 - 36.65     147,006,605

  MSF BlackRock Large Cap       2014    15,621,162      1.79 - 19.66     277,145,192
     Value Investment Division  2013    16,552,949      1.65 - 18.02     270,163,032
                                2012    17,523,603      1.27 - 13.74     220,191,829
                                2011    18,527,061      0.81 - 12.12     206,549,406
                                2010    17,848,335      1.12 - 11.94     195,798,773

  MSF BlackRock Money Market    2014     5,502,759      2.39 - 24.09      70,377,934
     Investment Division        2013     6,205,342      2.42 - 23.99      83,385,113
                                2012     6,582,029      2.45 - 24.28      88,984,812
                                2011     7,581,515      2.48 - 24.59      87,677,129
                                2010     7,489,620      2.52 - 24.90      76,398,280

  MSF Frontier Mid Cap Growth   2014     9,158,445     20.50 - 82.85     516,959,626
     Investment Division        2013    10,027,102     18.72 - 75.25     515,676,513
                                2012    11,188,890     14.31 - 57.22     439,241,102
                                2011    12,356,496     13.09 - 52.05     441,856,480
                                2010    13,591,177     13.70 - 54.17     506,917,230

  MSF Jennison Growth           2014    18,673,248      0.87 - 22.30     174,229,733
     Investment Division        2013    20,447,446      0.81 - 20.64     177,299,348
                                2012    24,173,265      0.60 - 15.21     154,053,950
                                2011    15,846,735      0.52 - 13.26      82,954,033
                                2010    12,651,183      0.53 - 13.32      67,839,064

  MSF Loomis Sayles Small Cap   2014     5,539,839      5.97 - 67.95     192,412,320
     Core Investment Division   2013     6,113,748      5.84 - 65.98     203,229,729
                                2012     6,753,486      4.19 - 47.14     157,335,875
                                2011     7,753,152      3.71 - 41.46     152,652,688
                                2010     8,483,306      3.74 - 41.52     158,697,696



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MSF Baillie Gifford           2014      1.35         0.95 - 2.30       (5.54) - (3.99)
     International Stock        2013      1.55         0.95 - 2.30         12.52 - 14.46
     Investment Division        2012      1.27         0.65 - 2.30         16.64 - 18.74
                                2011      1.71         0.65 - 2.30     (21.95) - (20.39)
                                2010      1.50         0.65 - 2.30           4.43 - 6.52

  MSF Barclays Aggregate Bond   2014      2.82         0.50 - 2.30           0.57 - 5.12
     Index Investment Division  2013      3.36         0.50 - 2.30       (4.75) - (2.96)
                                2012      3.58         0.50 - 2.30           1.26 - 3.23
                                2011      3.44         0.50 - 2.30           4.85 - 6.82
                                2010      3.52         0.50 - 2.30           3.30 - 5.37

  MSF BlackRock Bond Income     2014      3.31         0.50 - 2.30           4.38 - 6.39
     Investment Division        2013      3.87         0.50 - 2.30       (3.26) - (1.41)
                                2012      2.59         0.50 - 2.30           4.83 - 6.85
                                2011      3.88         0.50 - 2.30           3.89 - 5.88
                                2010      3.80         0.50 - 2.30           5.61 - 7.64

  MSF BlackRock Capital         2014      0.01         0.50 - 2.30           6.17 - 8.19
     Appreciation               2013      0.64         0.50 - 2.30         30.86 - 33.35
     Investment Division        2012      0.10         0.50 - 2.30         11.47 - 13.63
                                2011      0.03         0.50 - 2.30      (11.22) - (9.54)
                                2010      0.07         0.50 - 2.30         16.75 - 19.05

  MSF BlackRock Large Cap       2014      1.07         0.25 - 2.25           7.26 - 9.15
     Value Investment Division  2013      1.18         0.50 - 2.30         28.75 - 31.09
                                2012      1.42         0.50 - 2.30         11.37 - 13.40
                                2011      0.92         0.50 - 2.30         (1.37) - 2.11
                                2010      0.86         0.50 - 2.30           6.45 - 8.38

  MSF BlackRock Money Market    2014        --         0.95 - 2.25       (2.23) - (0.13)
     Investment Division        2013        --         0.95 - 2.25       (2.23) - (0.94)
                                2012        --         0.95 - 2.30       (2.29) - (0.94)
                                2011        --         0.95 - 2.30       (2.26) - (0.94)
                                2010        --         0.95 - 2.30       (2.28) - (0.93)

  MSF Frontier Mid Cap Growth   2014        --         0.95 - 2.30          8.35 - 10.17
     Investment Division        2013      1.24         0.95 - 2.30         29.42 - 31.52
                                2012        --         0.95 - 2.30           8.16 - 9.93
                                2011      0.27         0.95 - 2.30       (5.44) - (3.91)
                                2010      0.06         0.95 - 2.30         12.38 - 14.22

  MSF Jennison Growth           2014      0.07         0.50 - 2.25           6.32 - 8.20
     Investment Division        2013      0.25         0.50 - 2.30         33.62 - 36.05
                                2012      0.05         0.50 - 2.30        (4.18) - 14.69
                                2011      0.11         0.95 - 2.30       (2.06) - (0.42)
                                2010      0.45         0.95 - 2.30          8.78 - 10.58

  MSF Loomis Sayles Small Cap   2014      0.01         0.50 - 2.30           1.15 - 2.99
     Core Investment Division   2013      0.30         0.50 - 2.30         37.49 - 39.98
                                2012        --         0.50 - 2.30         11.66 - 13.70
                                2011      0.04         0.50 - 2.30       (1.94) - (0.16)
                                2010      0.03         0.50 - 2.30         24.32 - 26.57



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Loomis Sayles Small Cap     2014     3,266,827     1.74 - 21.26      54,772,060
     Growth Investment Division   2013     3,797,741     1.75 - 21.20      64,392,848
                                  2012     3,652,206     1.19 - 14.40      41,493,878
                                  2011     4,424,648     1.09 - 13.07      46,369,339
                                  2010     4,256,184     1.08 - 12.81      43,602,855

  MSF Met/Artisan Mid Cap         2014     6,662,445     5.03 - 56.86     249,301,841
     Value Investment Division    2013     7,335,193     5.00 - 56.20     268,786,607
                                  2012     8,082,313     3.71 - 41.38     212,602,997
                                  2011     9,138,238     3.36 - 37.27     212,168,332
                                  2010    10,171,808     3.19 - 35.17     217,605,252

  MSF Met/Dimensional             2014       366,933    18.41 - 19.47       7,087,460
     International Small Company  2013       280,753    20.14 - 21.10       5,887,254
     Investment Division          2012       283,529    16.15 - 16.73       4,719,389
                                  2011       284,129    13.97 - 14.35       4,062,760
                                  2010       194,434    17.02 - 17.34       3,362,782

  MSF MetLife Asset               2014    36,038,394     1.50 - 15.59     521,380,178
     Allocation 20                2013    39,245,169    12.88 - 15.00     550,180,374
     Investment Division          2012    43,441,164    12.59 - 14.45     591,422,970
                                  2011    40,920,905    11.80 - 13.30     516,749,285
                                  2010    34,931,385    11.69 - 12.95     432,541,976

  MSF MetLife Asset               2014    93,519,497     1.58 - 16.45   1,428,984,290
     Allocation 40                2013   100,157,296    13.47 - 15.75   1,476,093,805
     Investment Division          2012   105,124,056    12.43 - 14.27   1,413,830,336
                                  2011   105,687,728    11.41 - 12.87   1,291,252,079
                                  2010    92,893,969    11.56 - 12.80   1,137,111,581

  MSF MetLife Asset               2014   275,213,574    14.34 - 17.07   4,365,939,925
     Allocation 60                2013   291,429,454    13.97 - 16.33   4,454,029,359
     Investment Division          2012   298,818,839    12.11 - 13.91   3,918,217,622
                                  2011   307,124,843    10.95 - 12.34   3,601,073,971
                                  2010   270,336,724    11.36 - 12.58   3,253,209,310

  MSF MetLife Asset               2014   124,402,568     1.64 - 17.47   2,021,856,411
     Allocation 80                2013   125,138,998    14.27 - 16.68   1,955,179,905
     Investment Division          2012   129,396,377    11.75 - 13.49   1,645,757,850
                                  2011   136,308,678    10.42 - 11.75   1,520,709,941
                                  2010   138,767,656    11.08 - 12.27   1,628,677,260

  MSF MetLife Mid Cap Stock       2014    19,927,953     2.76 - 31.22     550,797,141
     Index Investment Division    2013    20,854,130     2.56 - 28.72     532,114,735
                                  2012    21,893,382     1.95 - 21.73     424,114,372
                                  2011    23,078,700     1.69 - 19.40     384,380,587
                                  2010    23,301,277     1.75 - 19.13     396,881,128

  MSF MetLife Stock Index         2014    48,564,594     6.45 - 79.57   3,141,402,122
     Investment Division          2013    53,012,896     5.78 - 70.71   3,062,136,452
                                  2012    59,173,051     4.45 - 53.96   2,620,060,354
                                  2011    64,969,064     3.91 - 46.98   2,511,243,451
                                  2010    69,017,391     3.90 - 46.46   2,646,303,266



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Loomis Sayles Small Cap     2014        --          0.50 - 2.10        (1.11) - 0.43
     Growth Investment Division   2013        --          0.50 - 2.15        45.23 - 47.64
                                  2012        --          0.50 - 2.30         8.36 - 10.34
                                  2011        --          0.50 - 2.30          0.41 - 2.23
                                  2010        --          0.50 - 2.30        28.37 - 30.68

  MSF Met/Artisan Mid Cap         2014      0.62          0.50 - 2.30        (0.64) - 1.17
     Value Investment Division    2013      0.86          0.50 - 2.30        33.41 - 35.83
                                  2012      0.89          0.50 - 2.30         9.03 - 11.02
                                  2011      0.87          0.50 - 2.30          4.08 - 5.96
                                  2010      0.68          0.50 - 2.30        12.15 - 14.19

  MSF Met/Dimensional             2014      1.89          1.15 - 2.05      (8.59) - (7.76)
     International Small Company  2013      1.74          1.15 - 2.05        25.01 - 26.14
     Investment Division          2012      2.17          1.15 - 2.00        15.56 - 16.55
                                  2011      1.91          1.15 - 2.00    (17.91) - (17.21)
                                  2010      1.16          1.15 - 2.00        20.16 - 21.19

  MSF MetLife Asset               2014      3.87          0.50 - 2.25          2.15 - 3.95
     Allocation 20                2013      2.89          0.50 - 2.25          1.97 - 3.77
     Investment Division          2012      3.12          0.50 - 2.30          6.68 - 8.63
                                  2011      2.29          0.50 - 2.30          0.91 - 2.74
                                  2010      3.47          0.50 - 2.30          7.55 - 9.50

  MSF MetLife Asset               2014      2.88          0.50 - 2.30          2.54 - 4.40
     Allocation 40                2013      2.52          0.50 - 2.30         8.40 - 10.37
     Investment Division          2012      2.89          0.50 - 2.30         8.91 - 10.90
                                  2011      2.04          0.50 - 2.30        (1.24) - 0.55
                                  2010      3.28          0.50 - 2.30         8.99 - 10.97

  MSF MetLife Asset               2014      2.07          0.50 - 2.30          2.66 - 4.53
     Allocation 60                2013      1.94          0.50 - 2.30        15.30 - 17.40
     Investment Division          2012      2.31          0.50 - 2.30        10.65 - 12.67
                                  2011      1.50          0.50 - 2.30      (3.61) - (1.86)
                                  2010      2.43          0.50 - 2.30        10.60 - 12.61

  MSF MetLife Asset               2014      1.60          0.50 - 2.30        (0.03) - 4.70
     Allocation 80                2013      1.46          0.50 - 2.30        21.49 - 23.69
     Investment Division          2012      1.92          0.50 - 2.30        12.75 - 14.81
                                  2011      1.42          0.50 - 2.30      (5.96) - (4.25)
                                  2010      2.14          0.50 - 2.30        12.10 - 14.13

  MSF MetLife Mid Cap Stock       2014      0.89          0.50 - 2.30          1.63 - 8.68
     Index Investment Division    2013      1.00          0.50 - 2.30        29.81 - 32.17
                                  2012      0.84          0.50 - 2.30        14.65 - 16.74
                                  2011      0.77          0.50 - 2.30      (4.41) - (2.53)
                                  2010      0.88          0.50 - 2.30        23.14 - 25.37

  MSF MetLife Stock Index         2014      1.60          0.50 - 2.30         0.90 - 12.63
     Investment Division          2013      1.77          0.50 - 2.30        28.71 - 31.17
                                  2012      1.70          0.50 - 2.30         2.28 - 15.01
                                  2011      1.60          0.50 - 2.30        (0.67) - 1.18
                                  2010      1.69          0.50 - 2.30        11.89 - 14.08



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  MSF MFS Total Return                2014     5,012,826     6.74 - 78.84     157,659,622
     Investment Division              2013     5,458,053     6.29 - 73.12     155,581,004
                                      2012     5,978,496     5.35 - 61.91     138,805,577
                                      2011     6,944,475     4.86 - 55.90     135,335,283
                                      2010     7,658,769     4.81 - 54.99     142,302,103

  MSF MFS Value                       2014    26,823,537     1.29 - 25.08     526,090,577
     Investment Division              2013    29,015,560     1.18 - 22.95     519,644,727
                                      2012    21,031,945     1.38 - 17.15     293,940,083
                                      2011    22,395,513     1.20 - 14.91     271,032,881
                                      2010    23,312,590     1.21 - 14.99     280,199,767

  MSF MSCI EAFE Index                 2014    35,284,954     1.43 - 19.14     511,371,706
     Investment Division              2013    34,230,690     1.55 - 20.56     534,853,073
                                      2012    36,718,700     1.29 - 17.03     476,584,802
                                      2011    38,516,192     1.11 - 14.53     428,461,169
                                      2010    36,009,259     1.29 - 16.76     462,135,393

  MSF Neuberger Berman                2014    13,823,646     2.57 - 28.08     326,918,853
     Genesis Investment Division      2013    15,386,093     1.26 - 28.30     368,249,828
                                      2012    14,721,611     1.90 - 20.58     254,522,484
                                      2011    16,685,101     1.75 - 18.85     263,644,663
                                      2010    18,897,311     1.68 - 17.96     284,284,918

  MSF Russell 2000 Index              2014    12,545,618     2.76 - 31.71     349,277,094
     Investment Division              2013    13,027,524     2.67 - 30.42     347,868,995
                                      2012    14,020,186     1.96 - 22.12     272,948,994
                                      2011    14,971,453     1.71 - 19.16     253,478,593
                                      2010    15,715,274     1.81 - 20.12     280,017,667

  MSF T. Rowe Price Large Cap         2014    19,215,859     9.68 - 27.29     443,081,491
     Growth Investment Division       2013    19,750,468     9.02 - 25.21     427,299,444
                                      2012    11,787,393    14.15 - 18.25     196,268,660
                                      2011    12,337,838    12.20 - 15.46     174,880,384
                                      2010    13,494,657    12.65 - 15.75     195,957,544

  MSF T. Rowe Price Small Cap         2014    12,136,731    26.17 - 36.40     394,821,897
     Growth Investment Division       2013    12,811,027    24.85 - 34.30     395,500,809
                                      2012    13,154,613    17.45 - 23.91     284,907,213
                                      2011    14,031,031    15.25 - 20.73     265,121,409
                                      2010    14,000,629    15.22 - 20.54     264,120,256

  MSF Van Eck Global Natural          2014     2,631,888    13.13 - 13.88      36,305,032
     Resources Investment Division    2013     2,406,616    16.51 - 17.30      41,407,912
                                      2012     2,611,674    15.22 - 15.80      41,078,664
                                      2011     2,291,756    15.14 - 15.58      35,583,743
                                      2010     1,309,383    18.55 - 18.92      24,700,698

  MSF Western Asset                   2014     8,379,087     1.05 - 36.14     217,390,710
     Management Strategic Bond        2013     9,226,838     3.07 - 34.50     230,763,494
     Opportunities                    2012    10,345,790     3.08 - 34.39     254,116,128
     Investment Division              2011    11,333,345     2.80 - 31.05     248,899,097
                                      2010    13,288,962     2.67 - 29.49     275,410,258



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF MFS Total Return                2014      2.25          0.50 - 2.15          6.06 - 7.82
     Investment Division              2013      2.46          0.50 - 2.15        16.18 - 18.11
                                      2012      2.74          0.50 - 2.30         8.76 - 10.75
                                      2011      2.63          0.50 - 2.30        (0.16) - 1.65
                                      2010      2.91          0.50 - 2.30          7.30 - 9.25

  MSF MFS Value                       2014      1.58          0.50 - 2.30         8.05 - 10.09
     Investment Division              2013      1.35          0.50 - 2.30        16.96 - 34.85
                                      2012      1.80          0.50 - 2.30         2.89 - 15.89
                                      2011      1.44          0.50 - 2.30        (1.65) - 0.14
                                      2010      1.31          0.50 - 2.30         8.66 - 10.63

  MSF MSCI EAFE Index                 2014      2.39          0.50 - 2.30      (8.40) - (2.81)
     Investment Division              2013      2.93          0.50 - 2.30        18.76 - 20.91
                                      2012      2.90          0.50 - 2.30        15.33 - 17.56
                                      2011      2.30          0.50 - 2.30    (14.63) - (13.06)
                                      2010      2.56          0.50 - 2.30          5.46 - 7.50

  MSF Neuberger Berman                2014      0.30          0.50 - 2.30      (2.57) - (0.80)
     Genesis Investment Division      2013      0.62          0.50 - 2.30        25.79 - 37.50
                                      2012      0.27          0.50 - 2.30          7.25 - 9.20
                                      2011      0.67          0.50 - 2.30          3.11 - 4.98
                                      2010      0.43          0.50 - 2.30        10.18 - 20.74

  MSF Russell 2000 Index              2014      1.02          0.50 - 2.30          2.40 - 4.36
     Investment Division              2013      1.43          0.50 - 2.30        35.04 - 37.66
                                      2012      1.03          0.50 - 2.30        13.40 - 15.59
                                      2011      0.96          0.50 - 2.30      (6.46) - (4.71)
                                      2010      1.00          0.50 - 2.30        23.70 - 26.10

  MSF T. Rowe Price Large Cap         2014      0.02          0.50 - 2.30        (0.01) - 8.28
     Growth Investment Division       2013      0.12          0.50 - 2.30        26.92 - 38.08
                                      2012      0.06          0.50 - 2.30       (1.73) - 18.20
                                      2011      0.04          0.50 - 2.30      (3.57) - (1.75)
                                      2010      0.17          0.50 - 2.30        14.08 - 16.30

  MSF T. Rowe Price Small Cap         2014      0.01          0.50 - 2.25          4.27 - 6.11
     Growth Investment Division       2013      0.24          0.50 - 2.30        40.90 - 43.45
                                      2012        --          0.50 - 2.30        13.26 - 15.42
                                      2011        --          0.50 - 2.30        (0.86) - 1.11
                                      2010        --          0.50 - 2.30        31.60 - 34.02

  MSF Van Eck Global Natural          2014      0.27          1.15 - 2.05    (20.47) - (11.42)
     Resources Investment Division    2013      0.64          1.15 - 2.05          8.51 - 9.49
                                      2012        --          1.15 - 2.05          0.49 - 1.40
                                      2011      1.07          1.15 - 2.05    (18.36) - (17.63)
                                      2010      0.23          1.15 - 2.05        26.41 - 27.55

  MSF Western Asset                   2014      5.26          0.50 - 2.15          3.10 - 4.79
     Management Strategic Bond        2013      4.90          0.50 - 2.30        (1.47) - 0.44
     Opportunities                    2012      3.49          0.50 - 2.30         8.75 - 10.77
     Investment Division              2011      5.01          0.50 - 2.30          3.43 - 5.45
                                      2010      5.95          0.50 - 2.30         9.90 - 12.00



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Western Asset              2014    11,263,811     1.92 - 21.72     197,952,838
     Management U.S. Government  2013    12,256,251     1.89 - 21.28     212,578,770
     Investment Division         2012    13,148,516     1.93 - 21.59     229,960,732
                                 2011    14,053,184     1.90 - 21.05     235,422,481
                                 2010    15,023,442     1.82 - 20.10     239,870,128

  MSF WMC Balanced               2014    13,516,189     1.22 - 71.96     669,398,262
     Investment Division         2013    14,891,417    17.78 - 65.71     680,740,979
                                 2012    16,477,433    14.88 - 55.00     632,285,328
                                 2011    18,361,628    13.37 - 49.41     634,685,560
                                 2010    20,865,957    13.00 - 48.05     703,823,057

  MSF WMC Core Equity            2014    15,922,638     5.25 - 59.35     633,127,551
     Opportunities               2013    18,314,242     4.81 - 54.05     659,765,479
     Investment Division         2012    20,783,231     3.65 - 40.74     562,306,956
                                 2011    23,022,534     3.28 - 36.35     549,949,416
                                 2010    24,503,478     3.46 - 38.17     590,814,367

  PIMCO VIT                      2014           171             8.69           1,489
     CommodityRealReturn
     Strategy Investment Division
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market      2014           200             9.55           1,913
     Bond Investment Division
     (Commenced 11/19/2014)

  UIF Global Infrastructure      2014           315    12.49 - 12.95           4,007
     Investment Division
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Western Asset              2014      1.73          0.50 - 2.25         0.27 - 2.04
     Management U.S. Government  2013      1.98          0.50 - 2.30     (3.16) - (1.40)
     Investment Division         2012      1.92          0.50 - 2.30         0.69 - 2.70
                                 2011      1.33          0.50 - 2.30         2.88 - 4.83
                                 2010      2.49          0.50 - 2.30         3.09 - 5.12

  MSF WMC Balanced               2014      1.98          0.90 - 2.30         7.77 - 9.56
     Investment Division         2013      2.46          0.95 - 2.30       14.65 - 19.46
                                 2012      2.28          0.95 - 2.30        2.13 - 11.32
                                 2011      2.43          0.95 - 2.30         1.24 - 2.83
                                 2010      1.90          0.95 - 2.30         6.83 - 8.62

  MSF WMC Core Equity            2014      0.53          0.50 - 2.30         7.84 - 9.92
     Opportunities               2013      1.22          0.50 - 2.30       30.33 - 32.84
     Investment Division         2012      0.66          0.50 - 2.30       10.04 - 12.13
                                 2011      0.98          0.50 - 2.30     (6.44) - (4.65)
                                 2010      0.86          0.50 - 2.30        9.17 - 11.27

  PIMCO VIT                      2014      0.17                 1.35             (13.36)
     CommodityRealReturn
     Strategy Investment Division
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market      2014      0.13                 1.35              (3.43)
     Bond Investment Division
     (Commenced 11/19/2014)

  UIF Global Infrastructure      2014        --          1.10 - 1.35         0.27 - 0.30
     Investment Division
     (Commenced 11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

This page is intentionally left blank.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Equity...................................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  30
     Note 3 -- Dispositions..........................................................................  36
     Note 4 -- Insurance.............................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  44
     Note 6 -- Reinsurance...........................................................................  47
     Note 7 -- Closed Block..........................................................................  55
     Note 8 -- Investments...........................................................................  57
     Note 9 -- Derivatives...........................................................................  82
     Note 10 -- Fair Value...........................................................................  96
     Note 11 -- Goodwill............................................................................. 126
     Note 12 -- Long-term and Short-term Debt........................................................ 128
     Note 13 -- Equity............................................................................... 131
     Note 14 -- Other Expenses....................................................................... 137
     Note 15 -- Employee Benefit Plans............................................................... 138
     Note 16 -- Income Tax........................................................................... 152
     Note 17 -- Contingencies, Commitments and Guarantees............................................ 156
     Note 18 -- Quarterly Results of Operations (Unaudited).......................................... 165
     Note 19 -- Related Party Transactions........................................................... 166
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 167
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 168
 Schedule IV -- Consolidated Reinsurance............................................................. 170

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 27, 2015

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                            2014        2013
                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $173,604 and
   $165,371, respectively; includes $160 and $157,
   respectively, relating to variable interest
   entities)............................................ $   188,911 $   173,746
 Equity securities available-for-sale, at estimated
   fair value (cost: $1,926 and $1,813, respectively)...       2,065       1,892
 Trading and fair value option securities, at
   estimated fair value (includes $654 and $662,
   respectively, of actively traded securities; and
   $15 and $23, respectively, relating to variable
   interest entities)...................................         705         723
 Mortgage loans (net of valuation allowances of $258
   and $272, respectively; includes $308 and $338,
   respectively, under the fair value option)...........      49,059      46,024
 Policy loans...........................................       8,491       8,421
 Real estate and real estate joint ventures (includes
   $8 and $1,141, respectively, relating to variable
   interest entities; includes $78 and $40,
   respectively, of real estate held-for-sale)..........       7,874       7,798
 Other limited partnership interests (includes $34 and
   $53, respectively, relating to variable interest
   entities)............................................       4,926       4,716
 Short-term investments, principally at estimated fair
   value................................................       4,474       5,962
 Other invested assets (includes $56 and $78,
   respectively, relating to variable interest
   entities)............................................      14,209      10,589
                                                         ----------- -----------
   Total investments....................................     280,714     259,871
Cash and cash equivalents, principally at estimated
 fair value (includes $2 and $21, respectively,
 relating to variable interest entities)................       1,993       1,098
Accrued investment income (includes $3 and $2,
 respectively, relating to variable interest entities)..       2,293       2,249
Premiums, reinsurance and other receivables (includes
 $2 and $7, respectively, relating to variable
 interest entities).....................................      23,439      23,637
Deferred policy acquisition costs and value of
 business acquired......................................       5,975       6,416
Other assets (includes $4 and $24, respectively,
 relating to variable interest entities)................       4,469       4,716
Separate account assets.................................     139,335     134,796
                                                         ----------- -----------
   Total assets......................................... $   458,218 $   432,783
                                                         =========== ===========
Liabilities and Equity
Liabilities
Future policy benefits.................................. $   117,402 $   111,963
Policyholder account balances...........................      95,902      92,498
Other policy-related balances...........................       5,840       5,671
Policyholder dividends payable..........................         615         601
Policyholder dividend obligation........................       3,155       1,771
Payables for collateral under securities loaned and
 other transactions.....................................      24,167      21,096
Short-term debt.........................................         100         175
Long-term debt (includes $91 and $520, respectively,
 at estimated fair value, relating to variable
 interest entities).....................................       2,027       2,828
Current income tax payable..............................          44         365
Deferred income tax liability (includes $0 and $1,
 respectively, at estimated fair value, relating to
 variable interest entities)............................       3,835       1,785
Other liabilities (includes $17 and $31, respectively,
 relating to variable interest entities)................      33,447      32,180
Separate account liabilities............................     139,335     134,796
                                                         ----------- -----------
   Total liabilities....................................     425,869     405,729
                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 17)
Redeemable noncontrolling interests.....................          --         774
                                                         ----------- -----------
Equity
Metropolitan Life Insurance Company stockholder's
 equity:
 Common stock, par value $0.01 per share;
   1,000,000,000 shares authorized; 494,466,664 shares
   issued and outstanding...............................           5           5
 Additional paid-in capital.............................      14,448      14,515
 Retained earnings......................................      12,470       9,352
 Accumulated other comprehensive income (loss)..........       5,034       2,158
                                                         ----------- -----------
   Total Metropolitan Life Insurance Company
    stockholder's equity................................      31,957      26,030
Noncontrolling interests................................         392         250
                                                         ----------- -----------
     Total equity.......................................      32,349      26,280
                                                         ----------- -----------
     Total liabilities and equity....................... $   458,218 $   432,783
                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------- ---------- ----------
Revenues
Premiums............................................................. $   21,384 $   20,475 $   19,880
Universal life and investment-type product policy fees...............      2,466      2,363      2,239
Net investment income................................................     11,893     11,785     11,852
Other revenues.......................................................      1,808      1,699      1,730
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (16)       (81)      (214)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................       (10)       (47)         22
 Other net investment gains (losses).................................        169        176      (138)
                                                                      ---------- ---------- ----------
   Total net investment gains (losses)...............................        143         48      (330)
 Net derivative gains (losses).......................................      1,037    (1,070)        675
                                                                      ---------- ---------- ----------
     Total revenues..................................................     38,731     35,300     36,046
                                                                      ---------- ---------- ----------
Expenses
Policyholder benefits and claims.....................................     23,855     23,032     22,269
Interest credited to policyholder account balances...................      2,174      2,253      2,390
Policyholder dividends...............................................      1,240      1,205      1,295
Other expenses.......................................................      6,071      5,988      6,394
                                                                      ---------- ---------- ----------
     Total expenses..................................................     33,340     32,478     32,348
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations before provision for income
  tax................................................................      5,391      2,822      3,698
Provision for income tax expense (benefit)...........................      1,532        681      1,055
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax..........      3,859      2,141      2,643
Income (loss) from discontinued operations, net of income tax........        (3)          1         40
                                                                      ---------- ---------- ----------
Net income (loss)....................................................      3,856      2,142      2,683
Less: Net income (loss) attributable to noncontrolling interests.....        (5)        (7)          2
                                                                      ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $    3,861 $    2,149 $    2,681
                                                                      ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                        2014      2013      2012
                                                                      --------- --------- ---------
Net income (loss).................................................... $   3,856 $   2,142 $   2,683
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     4,165   (3,337)     2,502
 Unrealized gains (losses) on derivatives............................     1,288     (691)     (241)
 Foreign currency translation adjustments............................      (44)        22      (30)
 Defined benefit plans adjustment....................................   (1,001)     1,191     (766)
                                                                      --------- --------- ---------
Other comprehensive income (loss), before income tax.................     4,408   (2,815)     1,465
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................   (1,532)       965     (511)
                                                                      --------- --------- ---------
Other comprehensive income (loss), net of income tax.................     2,876   (1,850)       954
                                                                      --------- --------- ---------
Comprehensive income (loss)..........................................     6,732       292     3,637
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................       (5)       (7)         2
                                                                      --------- --------- ---------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $   6,737 $     299 $   3,635
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                              Total
                                                                           Metropolitan
                                                             Accumulated  Life Insurance
                                       Additional               Other        Company
                                Common  Paid-in   Retained  Comprehensive Stockholder's  Noncontrolling  Total
                                Stock   Capital   Earnings  Income (Loss)     Equity       Interests     Equity
                                ------ ---------- --------- ------------- -------------- -------------- ---------
Balance at December 31, 2011... $    5 $  14,506  $   6,973   $     3,054     $   24,538     $      182 $  24,720
Capital contributions from
 MetLife, Inc. (Note 13).......                3                                       3                        3
Excess tax benefits related to
 stock-based compensation......                1                                       1                        1
Dividends on common stock......                     (1,023)                      (1,023)                  (1,023)
Change in equity of
 noncontrolling interests......                                                       --            108       108
Net income (loss)..............                       2,681                        2,681              2     2,683
Other comprehensive income
 (loss), net of income tax.....                                       954            954                      954
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2012...      5    14,510      8,631         4,008         27,154            292    27,446
                                ====== =========  =========   ===========     ==========     ========== =========
Capital contributions from
 MetLife, Inc. (Note 13).......                3                                       3                        3
Excess tax benefits related to
 stock-based compensation......                2                                       2                        2
Dividends on common stock......                     (1,428)                      (1,428)                  (1,428)
Change in equity of
 noncontrolling interests......                                                       --           (35)      (35)
Net income (loss)..............                       2,149                        2,149            (7)     2,142
Other comprehensive income
 (loss), net of income tax.....                                   (1,850)        (1,850)                  (1,850)
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2013...      5    14,515      9,352         2,158         26,030            250    26,280
                                ====== =========  =========   ===========     ==========     ========== =========
Capital contributions from
 MetLife, Inc. (Note 13).......                4                                       4                        4
Returns of capital.............             (76)                                    (76)                     (76)
Excess tax benefits related to
 stock-based compensation......                5                                       5                        5
Dividends on common stock......                       (708)                        (708)                    (708)
Dividend of subsidiary
 (Note 3)......................                        (35)                         (35)                     (35)
Change in equity of
 noncontrolling interests......                                                       --            147       147
Net income (loss)..............                       3,861                        3,861            (5)     3,856
Other comprehensive income
 (loss), net of income tax.....                                     2,876          2,876             --     2,876
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2014... $    5 $  14,448  $  12,470   $     5,034     $   31,957     $      392 $  32,349
                                ====== =========  =========   ===========     ==========     ========== =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                           2014        2013        2012
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $     3,856 $     2,142 $     2,683
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................         460         429         416
  Amortization of premiums and accretion of discounts associated with investments, net.       (664)       (738)       (698)
  (Gains) losses on investments and from sales of businesses, net......................       (138)        (49)         272
  (Gains) losses on derivatives, net...................................................       (902)       1,059       (561)
  (Income) loss from equity method investments, net of dividends or distributions......         374         195          42
  Interest credited to policyholder account balances...................................       2,174       2,253       2,390
  Universal life and investment-type product policy fees...............................     (2,466)     (2,363)     (2,239)
  Change in trading and fair value option securities...................................           2          25       (100)
  Change in accrued investment income..................................................         242         108          22
  Change in premiums, reinsurance and other receivables................................         711       (368)       (422)
  Change in deferred policy acquisition costs and value of business acquired, net......         271        (82)         359
  Change in income tax.................................................................         229         334        (28)
  Change in other assets...............................................................         465         471         361
  Change in insurance-related liabilities and policy-related balances..................       2,672       3,032       1,915
  Change in other liabilities..........................................................     (1,086)       (381)         170
  Other, net...........................................................................           1         (7)        (46)
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       6,201       6,060       4,536
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      63,068      71,396      52,889
  Equity securities....................................................................         186         206         245
  Mortgage loans.......................................................................      11,605      10,655       8,668
  Real estate and real estate joint ventures...........................................         976          87         721
  Other limited partnership interests..................................................         375         449         585
Purchases of:
  Fixed maturity securities............................................................    (69,256)    (70,760)    (62,136)
  Equity securities....................................................................       (173)       (461)       (393)
  Mortgage loans.......................................................................    (14,769)    (12,032)     (9,448)
  Real estate and real estate joint ventures...........................................     (1,876)     (1,427)     (1,447)
  Other limited partnership interests..................................................       (773)       (675)       (660)
Cash received in connection with freestanding derivatives..............................         740         560         634
Cash paid in connection with freestanding derivatives..................................     (1,050)     (1,171)       (443)
Dividend of subsidiary.................................................................        (49)          --          --
Receipts on loans to affiliates........................................................          75          --          --
Issuances of loans to affiliates.......................................................       (100)          --          --
Purchases of loans to affiliates.......................................................       (437)          --          --
Net change in policy loans.............................................................        (70)        (57)        (50)
Net change in short-term investments...................................................       1,472         900       (567)
Net change in other invested assets....................................................       (254)       (460)       (791)
Net change in property, equipment and leasehold improvements...........................       (140)        (76)        (71)
Other, net.............................................................................          17          --          --
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $  (10,433) $   (2,866) $  (12,264)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)


                                                                                         2014        2013        2012
                                                                                      ----------- ----------- -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    54,902 $    50,018 $    61,647
  Withdrawals........................................................................    (51,210)    (52,020)    (56,373)
Net change in payables for collateral under securities loaned and other transactions.       3,071     (1,365)       2,181
Net change in short-term debt........................................................       (320)          75         (1)
Long-term debt issued................................................................           4         481          79
Long-term debt repaid................................................................       (390)        (27)        (81)
Cash received in connection with redeemable noncontrolling interests.................          --         774          --
Dividends on common stock............................................................       (708)     (1,428)     (1,023)
Other, net...........................................................................       (222)         (5)         611
                                                                                      ----------- ----------- -----------
Net cash provided by (used in) financing activities..................................       5,127     (3,497)       7,040
                                                                                      ----------- ----------- -----------
Change in cash and cash equivalents..................................................         895       (303)       (688)
Cash and cash equivalents, beginning of year.........................................       1,098       1,401       2,089
                                                                                      ----------- ----------- -----------
Cash and cash equivalents, end of year............................................... $     1,993 $     1,098 $     1,401
                                                                                      =========== =========== ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest........................................................................... $       150 $       152 $       151
                                                                                      =========== =========== ===========
  Income tax......................................................................... $     1,304 $       822 $       842
                                                                                      =========== =========== ===========
Non-cash transactions:
  Capital contributions from MetLife, Inc............................................ $         4 $         3 $         3
                                                                                      =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt........ $         3 $        18 $       264
                                                                                      =========== =========== ===========
  Deconsolidation of MetLife Core Property Fund (see Note 8):
   Reduction of redeemable noncontrolling interests.................................. $       774 $        -- $        --
                                                                                      =========== =========== ===========
   Reduction of long-term debt....................................................... $       413 $        -- $        --
                                                                                      =========== =========== ===========
   Reduction of real estate and real estate joint ventures........................... $     1,132 $        -- $        --
                                                                                      =========== =========== ===========
  Issuance of short-term debt........................................................ $       245 $        -- $        --
                                                                                      =========== =========== ===========
  Returns of capital................................................................. $        76 $        -- $        --
                                                                                      =========== =========== ===========
  Disposal of subsidiary:
   Assets disposed................................................................... $        69 $        -- $        --
   Liabilities disposed..............................................................        (34)          --          --
                                                                                      ----------- ----------- -----------
   Net assets disposed...............................................................          35          --          --
   Cash disposed.....................................................................        (49)          --          --
   Dividend of interests in subsidiary...............................................          14          --          --
                                                                                      ----------- ----------- -----------
   Loss on dividend of interests in subsidiary....................................... $        -- $        -- $        --
                                                                                      =========== =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2014 presentation. Certain derivatives (gains) losses were previously reported in: (i) (gains) losses on investments and from sales of businesses, net; and (ii) other, net and were reclassified to (gains) losses on derivatives, net. The following table presents such reclassifications, all within cash flows from operating activities, in the consolidated statements of cash flows:

                                                                 Years Ended December 31,
                                                                 -----------------------
                                                                    2013         2012
-                                                                -------      -------
                                                                  (In millions)
(Gains) losses on investments and from sales of businesses, net. $(1,161)      $ 460
Other, net...................................................... $   102       $ 101
(Gains) losses on derivatives, net.............................. $ 1,059       $(561)

   Additionally, certain amounts in the prior years' footnotes have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Employee Benefit Plans                                                                15
-----------------------------------------------------------------------------------------
Income Tax                                                                            16
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              17

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Historic actual and expected future
    non-dividend-paying traditional       gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments that are actively purchased and sold ("Actively Traded Securities") and investments for which the fair value option ("FVO") has been elected ("FVO Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

  Mortgage Loans Held-For-Investment

    Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Also included in mortgage loans held-for-investment are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Mortgage Loans Held-For-Sale

    Mortgage loans held-for-sale that were previously designated as held-for-investment and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
                                        .  All derivatives held in relation
                                           to trading portfolios

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Goodwill

   Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the balance sheets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Income Tax

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc, has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
  .  the jurisdiction in which the deferred tax asset was generated;
  . the length of time that carryforward can be utilized in the various taxing jurisdiction;
  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Redeemable Noncontrolling Interests

    Redeemable noncontrolling interests associated with certain joint ventures and partially-owned consolidated subsidiaries are reported in the temporary section of the balance sheet.

  Stock-Based Compensation

    Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2014 and 2013 which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.3 billion and $1.2 billion at December 31, 2014 and 2013, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $721 million and $667 million at December 31, 2014 and 2013, respectively. Related depreciation and amortization expense was $123 million, $115 million and $121 million for the years ended December 31, 2014, 2013 and 2012, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.2 billion and $1.0 billion at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $882 million and $739 million at December 31, 2014 and 2013, respectively. Related amortization expense was $145 million, $144 million and $143 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment ("AD&D") coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers LTC, critical illness and accident & health coverages, as well as prepaid legal plans.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital, as well as enterprise-wide strategic initiative restructuring charges, not allocated to the segments, various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as direct and digital marketing products), certain run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes ancillary U.S. sponsored direct business, comprised of group and individual products sold through sponsoring organizations and affinity groups. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets,
       (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

   MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Results
                                                   ------------------------------------------------
                                                              Group,
                                                            Voluntary  Corporate
                                                            & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2014                        Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums.......................................... $  4,081  $14,381    $ 2,794  $    128  $ 21,384  $     --    $   21,384
Universal life and investment-type product policy
 fees.............................................    1,505      716        191        --     2,412        54         2,466
Net investment income.............................    5,402    1,783      4,892       288    12,365     (472)        11,893
Other revenues....................................      430      415        287       676     1,808        --         1,808
Net investment gains (losses).....................       --       --         --        --        --       143           143
Net derivative gains (losses).....................       --       --         --        --        --     1,037         1,037
                                                   --------  -------    -------  --------  --------  --------    ----------
  Total revenues..................................   11,418   17,295      8,164     1,092    37,969       762        38,731
                                                   --------  -------    -------  --------  --------  --------    ----------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................    6,379   13,823      4,771        77    25,050        45        25,095
Interest credited to policyholder account
 balances.........................................      988      155      1,020        --     2,163        11         2,174
Capitalization of DAC.............................    (376)     (17)       (30)       (1)     (424)        --         (424)
Amortization of DAC and VOBA......................      536       26         17        --       579       116           695
Interest expense on debt..........................        6        2         10       132       150         1           151
Other expenses....................................    1,797    2,135        492     1,231     5,655       (6)         5,649
                                                   --------  -------    -------  --------  --------  --------    ----------
  Total expenses..................................    9,330   16,124      6,280     1,439    33,173       167        33,340
                                                   --------  -------    -------  --------  --------  --------    ----------
Provision for income tax expense (benefit)........      733      430        659     (500)     1,322       210         1,532
                                                   --------  -------    -------  --------  --------              ----------
Operating earnings................................ $  1,355  $   741    $ 1,225  $    153     3,474
                                                   ========  =======    =======  ========
Adjustments to:...................................
  Total revenues..................................                                              762
  Total expenses..................................                                            (167)
  Provision for income tax (expense) benefit......                                            (210)
                                                                                           --------
Income (loss) from continuing operations, net of
 income tax.......................................                                         $  3,859              $    3,859
                                                                                           ========              ==========

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2014            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)
Total assets................. $  180,572 $  43,161  $  205,088 $  29,397 $  458,218
Separate account assets...... $   59,710 $     669  $   78,956 $      -- $  139,335
Separate account liabilities. $   59,710 $     669  $   78,956 $      -- $  139,335

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                           Operating Results
                                            ------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2013                 Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  3,992  $ 13,732  $  2,675  $     76  $ 20,475  $      --   $  20,475
Universal life and investment-type product
 policy fees...............................    1,397       688       211        --     2,296         67       2,363
Net investment income......................    5,385     1,790     4,611       431    12,217      (432)      11,785
Other revenues.............................      328       404       273       694     1,699         --       1,699
Net investment gains (losses)..............       --        --        --        --        --         48          48
Net derivative gains (losses)..............       --        --        --        --        --    (1,070)     (1,070)
                                            --------  --------  --------  --------  --------  ---------   ---------
  Total revenues...........................   11,102    16,614     7,770     1,201    36,687    (1,387)      35,300
                                            --------  --------  --------  --------  --------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,246    13,191     4,723        67    24,227         10      24,237
Interest credited to policyholder account
 balances..................................      988       156     1,092        --     2,236         17       2,253
Capitalization of DAC......................    (517)      (20)      (25)        --     (562)         --       (562)
Amortization of DAC and VOBA...............      447        25        19        --       491      (230)         261
Interest expense on debt...................        5         1        10       134       150          3         153
Other expenses.............................    2,280     1,988       489     1,348     6,105         31       6,136
                                            --------  --------  --------  --------  --------  ---------   ---------
  Total expenses...........................    9,449    15,341     6,308     1,549    32,647      (169)      32,478
                                            --------  --------  --------  --------  --------  ---------   ---------
Provision for income tax expense (benefit).      579       446       512     (421)     1,116      (435)         681
                                            --------  --------  --------  --------  --------              ---------
Operating earnings......................... $  1,074  $    827  $    950  $     73     2,924
                                            ========  ========  ========  ========
Adjustments to:
  Total revenues...........................                                          (1,387)
  Total expenses...........................                                              169
  Provision for income tax (expense)
   benefit.................................                                              435
                                                                                    --------
Income (loss) from continuing operations,
 net of income tax.........................                                         $  2,141              $   2,141
                                                                                    ========              =========

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2013            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)
Total assets................. $  174,853 $  41,059  $  188,960 $  27,911 $  432,783
Separate account assets...... $   59,217 $     644  $   74,935 $      -- $  134,796
Separate account liabilities. $   59,217 $     644  $   74,935 $      -- $  134,796

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                           Operating Results
                                            ------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2012                 Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  3,997  $13,274    $ 2,608  $      1  $ 19,880  $     --     $ 19,880
Universal life and investment-type product
 policy fees...............................    1,332      663        194        --     2,189        50        2,239
Net investment income......................    5,384    1,680      4,519       554    12,137     (285)       11,852
Other revenues.............................      265      398        252       815     1,730        --        1,730
Net investment gains (losses)..............       --       --         --        --        --     (330)        (330)
Net derivative gains (losses)..............       --       --         --        --        --       675          675
                                            --------  -------    -------  --------  --------  --------     --------
  Total revenues...........................   10,978   16,015      7,573     1,370    35,936       110       36,046
                                            --------  -------    -------  --------  --------  --------     --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,294   12,580      4,552       (1)    23,425       139       23,564
Interest credited to policyholder account
 balances..................................    1,002      167      1,192        --     2,361        29        2,390
Capitalization of DAC......................    (584)     (24)       (24)        --     (632)        --        (632)
Amortization of DAC and VOBA...............      656       29         12         2       699       292          991
Interest expense on debt...................        5        1          9       133       148         4          152
Other expenses.............................    2,341    1,901        438     1,196     5,876         7        5,883
                                            --------  -------    -------  --------  --------  --------     --------
  Total expenses...........................    9,714   14,654      6,179     1,330    31,877       471       32,348
                                            --------  -------    -------  --------  --------  --------     --------
Provision for income tax expense (benefit).      442      477        488     (236)     1,171     (116)        1,055
                                            --------  -------    -------  --------  --------               --------
Operating earnings......................... $    822  $   884    $   906  $    276     2,888
                                            ========  =======    =======  ========
Adjustments to:
  Total revenues...........................                                              110
  Total expenses...........................                                            (471)
  Provision for income tax (expense)
   benefit.................................                                              116
                                                                                    --------
Income (loss) from continuing operations,
 net of income tax.........................                                         $  2,643               $  2,643
                                                                                    ========               ========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2014      2013      2012
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance................ $  13,865 $  13,482 $  13,424
          Accident and health insurance.     7,247     6,873     6,458
          Annuities.....................     4,352     4,007     3,800
          Non-insurance.................       194       175       167
                                         --------- --------- ---------
           Total........................ $  25,658 $  24,537 $  23,849
                                         ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.8 billion, $2.5 billion and $2.5 billion for the years ended December 31, 2014, 2013 and 2012, respectively, which represented 11%, 10% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Dispositions

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                 -------------------
                                                   2014      2013
                                                 --------- ---------
                                                    (In millions)
           Retail............................... $  91,868 $  91,575
           Group, Voluntary & Worksite Benefits.    28,805    28,035
           Corporate Benefit Funding............    97,953    89,941
           Corporate & Other....................       518       581
                                                 --------- ---------
            Total............................... $ 219,144 $ 210,132
                                                 ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 7%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 11%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 1% to 11%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 8%.
  ---------------------------------------------------------------------------

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2014 and 2013. Participating policies represented 27%, 28% and 29% of gross life insurance premiums for the years ended
December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                      Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

  The Company also issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts    Life Contracts
                                  ----------------- ---------------------
                                                    Secondary    Paid-Up
                                   GMDBs    GMIBs   Guarantees  Guarantees  Total
                                  -------- -------- ----------  ---------- --------
                                                   (In millions)
Direct
Balance at January 1, 2012....... $     84 $    158   $    261     $    58 $    561
Incurred guaranteed benefits.....       31      174         79          10      294
Paid guaranteed benefits.........      (6)       --         --          --      (6)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....      109      332        340          68      849
Incurred guaranteed benefits.....       44       58         77           6      185
Paid guaranteed benefits.........      (5)       --         --          --      (5)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....      148      390        417          74    1,029
Incurred guaranteed benefits.....       51       68        124           8      251
Paid guaranteed benefits.........      (3)       --         --          --      (3)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $    196 $    458   $    541     $    82 $  1,277
                                  ======== ========   ========     ======= ========
Ceded
Balance at January 1, 2012....... $     62 $     52   $    212     $    41 $    367
Incurred guaranteed benefits.....       30       58         53           6      147
Paid guaranteed benefits.........      (6)       --         --          --      (6)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....       86      110        265          47      508
Incurred guaranteed benefits.....       39       14         49           4      106
Paid guaranteed benefits.........      (5)       --         --          --      (5)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....      120      124        314          51      609
Incurred guaranteed benefits (1).     (80)    (100)        (9)           6    (183)
Paid guaranteed benefits.........      (3)       --         --          --      (3)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $     37 $     24   $    305     $    57 $    423
                                  ======== ========   ========     ======= ========
Net
Balance at January 1, 2012....... $     22 $    106   $     49     $    17 $    194
Incurred guaranteed benefits.....        1      116         26           4      147
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....       23      222         75          21      341
Incurred guaranteed benefits.....        5       44         28           2       79
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....       28      266        103          23      420
Incurred guaranteed benefits.....      131      168        133           2      434
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $    159 $    434   $    236     $    25 $    854
                                  ======== ========   ========     ======= ========

--------

(1)See Note 6.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2014      2013
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  24,995 $  24,915
                      Balanced........    22,759    22,481
                      Bond............     4,561     4,551
                      Money Market....       150       179
                                       --------- ---------
                       Total.......... $  52,465 $  52,126
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct and assumed business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Two Tier and Other Annuities

   Two tier annuities are defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. Other annuities are defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    62,810    $    29,474   $    62,763    $    28,934
Separate account value..................  $    51,077    $    28,347   $    50,700    $    27,738
Net amount at risk......................  $       702    $       244   $       641    $       123
Average attained age of contractholders.     65 years       63 years      64 years       62 years
Two Tier and Other Annuities
Account value...........................          N/A    $       456           N/A    $       397
Net amount at risk......................          N/A    $       153           N/A    $       123
Average attained age of contractholders.          N/A       55 years           N/A       54 years

                                                               December 31,
                                              -----------------------------------------------
                                                       2014                    2013
                                              ----------------------- -----------------------
                                              Secondary    Paid-Up    Secondary    Paid-Up
                                              Guarantees  Guarantees  Guarantees  Guarantees
                                              ----------- ----------- ----------- -----------
                                                               (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account). $     8,213 $     1,091 $     7,871 $     1,125
Net amount at risk........................... $    78,758 $     8,164 $    81,888 $     8,701
Average attained age of policyholders........    54 years    60 years    53 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $36.7 billion, $26.8 billion and $24.7 billion, respectively, and repaid $31.7 billion, $25.1 billion and $21.5 billion, respectively, of such funding

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $30.3 billion and $26.0 billion, respectively.

  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                            December 31,
                                       ----------------------
                                          2014        2013
                                       ----------- ----------
                                           (In millions)
                   FHLB of NY......... $       661 $      700
                   FHLB of Des Moines. $        50 $       50

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                              2014      2013        2014          2013
                            --------- --------- ------------- -------------
                                             (In millions)
    FHLB of NY (1)......... $  12,570 $  12,770 $  15,255 (2) $  14,287 (2)
    Farmer Mac (3)......... $   2,550 $   2,550 $       2,932 $       2,929
    FHLB of Des Moines (1). $   1,000 $   1,000 $   1,141 (2) $   1,118 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2014     2013     2012
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  7,022 $  6,826 $  6,622
           Less: Reinsurance recoverables.      290      301      324
                                           -------- -------- --------
          Net balance at January 1,.......    6,732    6,525    6,298
                                           -------- -------- --------
          Incurred related to:
           Current year...................    5,099    4,762    4,320
           Prior years (1)................       --     (12)     (42)
                                           -------- -------- --------
             Total incurred...............    5,099    4,750    4,278
                                           -------- -------- --------
          Paid related to:
           Current year...................  (3,228)  (3,035)  (2,626)
           Prior years....................  (1,579)  (1,508)  (1,425)
                                           -------- -------- --------
             Total paid...................  (4,807)  (4,543)  (4,051)
                                           -------- -------- --------
          Net balance at December 31,.....    7,024    6,732    6,525
           Add: Reinsurance recoverables..      286      290      301
                                           -------- -------- --------
          Balance at December 31,......... $  7,310 $  7,022 $  6,826
                                           ======== ======== ========

--------

(1)During 2014, there were no changes to claims and claim adjustment expenses associated with prior years. During 2013 and 2012, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year dental and AD&D claims and improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $83.8 billion and $83.1 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.5 billion and $51.7 billion at December 31, 2014 and 2013, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.25% and 2.23% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  6,338  $  5,752  $  6,244
Capitalizations..................................................      424       562       632
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (104)      227      (270)
 Other expenses..................................................     (583)     (478)     (709)
                                                                  --------  --------  --------
   Total amortization............................................     (687)     (251)     (979)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................     (170)      495      (145)
Other (1)........................................................       --      (220)       --
                                                                  --------  --------  --------
Balance at December 31,..........................................    5,905     6,338     5,752
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................       78        80        97
Amortization related to:
 Other expenses..................................................       (8)      (10)      (12)
                                                                  --------  --------  --------
   Total amortization............................................       (8)      (10)      (12)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       --         8        (5)
                                                                  --------  --------  --------
Balance at December 31,..........................................       70        78        80
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  5,975  $  6,416  $  5,832
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified relate to affiliated reinsurance agreements accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2014     2013
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,544 $  5,990
            Group, Voluntary & Worksite Benefits.      324      333
            Corporate Benefit Funding............      106       93
            Corporate & Other....................        1       --
                                                  -------- --------
             Total............................... $  5,975 $  6,416
                                                  ======== ========

  Information regarding other intangibles was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                  2014     2013    2012
                                                  ------  ------  ------
                                                    (In millions)
           DSI
           Balance at January 1,................ $  175   $  180  $  184
           Capitalization.......................     10       15      22
           Amortization.........................   (28)     (20)    (26)
           Unrealized investment gains (losses).   (35)       --      --
                                                  ------  ------  ------
           Balance at December 31,.............. $  122   $  175  $  180
                                                  ======  ======  ======
           VODA and VOCRA
           Balance at January 1,................ $  325   $  353  $  378
           Amortization.........................   (30)     (28)    (25)
                                                  ------  ------  ------
           Balance at December 31,.............. $  295   $  325  $  353
                                                  ======  ======  ======
           Accumulated amortization............. $  162   $  132  $  104
                                                  ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $            9 $          30
          2016.......................... $            4 $          30
          2017.......................... $            5 $          28
          2018.......................... $            5 $          26
          2019.......................... $            5 $          24

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by certain affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of certain variable annuity risks issued by an affiliate.

Group, Voluntary & Worksite Benefits

  For certain policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity within this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2014       2013       2012
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $  20,963  $  20,290  $  19,821
Reinsurance assumed...........................................     1,673      1,469      1,350
Reinsurance ceded.............................................    (1,252)    (1,284)    (1,291)
                                                               ---------  ---------  ---------
 Net premiums................................................. $  21,384  $  20,475  $  19,880
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $   3,029  $   2,913  $   2,763
Reinsurance assumed...........................................        48         41         39
Reinsurance ceded.............................................      (611)      (591)      (563)
                                                               ---------  ---------  ---------
 Net universal life and investment-type product policy fees... $   2,466  $   2,363  $   2,239
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $   1,040  $     970  $     887
Reinsurance assumed...........................................         2         (2)        (6)
Reinsurance ceded.............................................       766        731        849
                                                               ---------  ---------  ---------
 Net other revenues........................................... $   1,808  $   1,699  $   1,730
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  23,978  $  23,305  $  22,677
Reinsurance assumed...........................................     1,416      1,225      1,208
Reinsurance ceded.............................................    (1,539)    (1,498)    (1,616)
                                                               ---------  ---------  ---------
 Net policyholder benefits and claims......................... $  23,855  $  23,032  $  22,269
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $   2,227  $   2,322  $   2,455
Reinsurance assumed...........................................        35         35         33
Reinsurance ceded.............................................       (88)      (104)       (98)
                                                               ---------  ---------  ---------
 Net interest credited to policyholder account balances....... $   2,174  $   2,253  $   2,390
                                                               =========  =========  =========
Other expenses
Direct other expenses......................................... $   5,132  $   5,028  $   5,328
Reinsurance assumed...........................................       399        427        479
Reinsurance ceded.............................................       540        533        587
                                                               ---------  ---------  ---------
 Net other expenses........................................... $   6,071  $   5,988  $   6,394
                                                               =========  =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                              ----------------------------------------------------------------------------------
                                                2014                                      2013
                              ----------------------------------------- ----------------------------------------
                                                                Total                                    Total
                                                               Balance                                  Balance
                                Direct    Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $    1,711 $     649 $  21,079  $  23,439 $    1,700 $    527 $  21,410  $  23,637
Deferred policy acquisition
 costs and value of business
 acquired....................      6,002       391      (418)     5,975      6,567      330      (481)     6,416
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    7,713 $   1,040 $  20,661  $  29,414 $    8,267 $    857 $  20,929  $  30,053
                              ========== ========= =========  ========= ========== ======== =========  =========
Liabilities
Future policy benefits....... $  115,143 $   2,259 $      --  $ 117,402 $  110,072 $  1,891 $      --  $ 111,963
Policyholder account
 balances....................     95,601       301        --     95,902     92,246      252        --     92,498
Other policy-related
 balances....................      5,353       455        32      5,840      5,416      294       (39)     5,671
Other liabilities............     10,350     7,020    16,077     33,447      8,690    7,046    16,444     32,180
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $  226,447 $  10,035 $  16,109  $ 252,591 $  216,424 $  9,483 $  16,405  $ 242,312
                              ========== ========= =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.8 billion at both December 31, 2014 and 2013. The deposit liabilities on reinsurance were $6.8 billion and $6.5 billion at December 31, 2014 and 2013, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Insurance Company USA ("MetLife USA"), First MetLife Investors Insurance Company ("First MetLife"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2014    2013     2012
                                                             ------  ------  --------
                                                                   (In millions)
Premiums
Reinsurance assumed......................................... $  681  $  451  $    319
Reinsurance ceded...........................................    (36)    (45)      (54)
                                                             ------  ------  --------
 Net premiums............................................... $  645  $  406  $    265
                                                             ======  ======  ========
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $   48  $   40  $     39
Reinsurance ceded...........................................   (240)   (221)     (216)
                                                             ------  ------  --------
 Net universal life and investment-type product policy fees. $ (192) $ (181) $   (177)
                                                             ======  ======  ========
Other revenues
Reinsurance assumed......................................... $    2  $   (2) $     (6)
Reinsurance ceded...........................................    713     675       790
                                                             ------  ------  --------
 Net other revenues......................................... $  715  $  673  $    784
                                                             ======  ======  ========
Policyholder benefits and claims
Reinsurance assumed......................................... $  623  $  402  $    334
Reinsurance ceded...........................................   (197)   (144)     (177)
                                                             ------  ------  --------
 Net policyholder benefits and claims....................... $  426  $  258  $    157
                                                             ======  ======  ========
Interest credited to policyholder account balances
Reinsurance assumed......................................... $   33  $   31  $     30
Reinsurance ceded...........................................    (88)   (102)      (98)
                                                             ------  ------  --------
 Net interest credited to policyholder account balances..... $  (55) $  (71) $    (68)
                                                             ======  ======  ========
Other expenses
Reinsurance assumed......................................... $  298  $  326  $    357
Reinsurance ceded...........................................    680     653       789
                                                             ------  ------  --------
 Net other expenses......................................... $  978  $  979  $  1,146
                                                             ======  ======  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2014                2013
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $    257 $  15,453  $    109 $  15,748
Deferred policy acquisition costs and value of business
  acquired..............................................      370      (231)      309      (273)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    627 $  15,222  $    418 $  15,475
                                                         ======== =========  ======== =========
Liabilities
Future policy benefits.................................. $  1,146 $      --  $    761 $      --
Policyholder account balances...........................      288        --       239        --
Other policy-related balances...........................      264        32        67       (39)
Other liabilities.......................................    6,610    13,545     6,606    14,044
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  8,308 $  13,577  $  7,673 $  14,005
                                                         ======== =========  ======== =========

  The Company ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased/(decreased) the funds withheld balance by $20 million and ($11) million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($39) million, $40 million and ($9) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $657 million and ($62) million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $497 million, ($1.7) billion and $14 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $1.1 billion and $709 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivative were ($389) million, $664 million and $135 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In November 2014, MetLife Insurance Company of Connecticut ("MICC"), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

USA and merged with its subsidiary, MetLife Investors USA Insurance Company, and its affiliate, MetLife Investors Insurance Company, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Notes 8 and 9 for information regarding additional related party transactions.

    . Effective January 1, 2014, MICC reinsured with Metropolitan Life Insurance Company all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in other invested assets of $192 million, in other liabilities of $572 million, in future policy benefits of $128 million and in cash and cash equivalents and total investments of $494 million received from MICC.

    . In October 2014, the Company recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $492 million, and in other liabilities of $432 million, as well as increases in DAC of $30 million and in other policy-related balances of $9 million.

    . In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $719 million, and in other liabilities of $447 million, as well as increases in DAC of $7 million and in cash and cash equivalents of $324 million. There was also an increase in net income of $54 million which was reflected in other income.

    . Effective November 1, 2014, the Company entered into an agreement to assume 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis from First MetLife. As a result of this reinsurance agreement, the significant effects to the Company were decreases in other liabilities of $269 million and in cash and cash equivalents paid to First MetLife of $218 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.1 billion and $1.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion and $11.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on affiliated reinsurance were $6.7 billion and $6.5 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                       December 31,
                                                                                   --------------------
                                                                                      2014       2013
                                                                                   ---------  ---------
                                                                                       (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  41,667  $  42,076
Other policy-related balances.....................................................       265        298
Policyholder dividends payable....................................................       461        456
Policyholder dividend obligation..................................................     3,155      1,771
Current income tax payable........................................................         1         18
Other liabilities.................................................................       646        582
                                                                                   ---------  ---------
   Total closed block liabilities.................................................    46,195     45,201
                                                                                   ---------  ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    29,199     28,374
 Equity securities available-for-sale, at estimated fair value....................        91         86
 Mortgage loans...................................................................     6,076      6,155
 Policy loans.....................................................................     4,646      4,669
 Real estate and real estate joint ventures.......................................       666        492
 Other invested assets............................................................     1,065        814
                                                                                   ---------  ---------
   Total investments..............................................................    41,743     40,590
Cash and cash equivalents.........................................................       227        238
Accrued investment income.........................................................       477        477
Premiums, reinsurance and other receivables.......................................        67         98
Deferred income tax assets........................................................       289        293
                                                                                   ---------  ---------
   Total assets designated to the closed block....................................    42,803     41,696
                                                                                   ---------  ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,392      3,505
                                                                                   ---------  ---------
Amounts included in AOCI:
 Unrealized investment gains (losses), net of income tax..........................     2,291      1,502
 Unrealized gains (losses) on derivatives, net of income tax......................        28         (3)
 Allocated to policyholder dividend obligation, net of income tax.................    (2,051)    (1,151)
                                                                                   ---------  ---------
   Total amounts included in AOCI.................................................       268        348
                                                                                   ---------  ---------
Maximum future earnings to be recognized from closed block assets and liabilities. $   3,660  $   3,853
                                                                                   =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                Years Ended December 31,
                                                               ---------------------------
                                                                 2014     2013      2012
                                                               -------- --------  --------
                                                                      (In millions)
Balance at January 1,......................................... $  1,771 $  3,828  $  2,919
Change in unrealized investment and derivative gains (losses).    1,384   (2,057)      909
                                                               -------- --------  --------
Balance at December 31,....................................... $  3,155 $  1,771  $  3,828
                                                               ======== ========  ========

  Information regarding the closed block revenues and expenses was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                2014     2013    2012
                                                                               ------   ------  ------
                                                                                   (In millions)
Revenues
Premiums...................................................................... $1,918   $1,987  $2,139
Net investment income.........................................................  2,093    2,130   2,188
Net investment gains (losses).................................................      7       25      61
Net derivative gains (losses).................................................     20       (6)    (12)
                                                                               ------   ------  ------
 Total revenues...............................................................  4,038    4,136   4,376
                                                                               ------   ------  ------
Expenses
Policyholder benefits and claims..............................................  2,598    2,702   2,783
Policyholder dividends........................................................    988      979   1,072
Other expenses................................................................    155      165     179
                                                                               ------   ------  ------
 Total expenses...............................................................  3,741    3,846   4,034
                                                                               ------   ------  ------
Revenues, net of expenses before provision for income tax expense (benefit)...    297      290     342
Provision for income tax expense (benefit)....................................    104      101     120
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit) from
  continuing operations.......................................................    193      189     222
Revenues, net of expenses and provision for income tax expense (benefit) from
  discontinued operations.....................................................     --       --      10
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit)...... $  193   $  189  $  232
                                                                               ======   ======  ======

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

 preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2014                                 December 31, 2013
                           ------------------------------------------------ -------------------------------------------------
                                           Gross Unrealized                                 Gross Unrealized
                            Cost or   -------------------------- Estimated   Cost or   --------------------------  Estimated
                           Amortized            Temporary  OTTI    Fair     Amortized            Temporary  OTTI     Fair
                             Cost       Gains    Losses   Losses   Value      Cost       Gains    Losses   Losses    Value
                           ---------- --------- --------- ------ ---------- ---------- --------- --------- ------  ----------
                                                                     (In millions)
Fixed maturity securities
U.S. corporate............ $   59,532 $   6,246 $    421  $  --  $   65,357 $   60,244 $   4,678 $     693 $   --  $   64,229
U.S. Treasury and agency..     34,391     4,698       19     --      39,070     29,508     1,730       694     --      30,544
Foreign corporate.........     28,395     1,934      511     --      29,818     27,082     1,959       285     --      28,756
RMBS......................     26,893     1,493      157     66      28,163     24,119     1,109       368    150      24,710
ABS (1)...................      8,206       102       82     --       8,226      7,789       151       117     (1)      7,824
CMBS......................      7,705       241       33     --       7,913      8,203       262        89     --       8,376
State and political
 subdivision..............      5,329     1,197        6     --       6,520      5,386       467        76     --       5,777
Foreign government........      3,153       761       70     --       3,844      3,040       597       107     --       3,530
                           ---------- --------- --------  -----  ---------- ---------- --------- --------- ------  ----------
 Total fixed maturity
  securities.............. $  173,604 $  16,672 $  1,299  $  66  $  188,911 $  165,371 $  10,953 $   2,429 $  149  $  173,746
                           ========== ========= ========  =====  ========== ========== ========= ========= ======  ==========
Equity securities
Common stock.............. $    1,236 $     142 $     26  $  --  $    1,352 $    1,070 $      97 $       3 $   --  $    1,164
Non-redeemable preferred
 stock....................        690        53       30     --         713        743        62        77     --         728
                           ---------- --------- --------  -----  ---------- ---------- --------- --------- ------  ----------
 Total equity securities.. $    1,926 $     195 $     56  $  --  $    2,065 $    1,813 $     159 $      80 $   --  $    1,892
                           ========== ========= ========  =====  ========== ========== ========= ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses was in an unrealized gain position of $1 million for ABS at December 31, 2013, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   The Company held non-income producing fixed maturity securities with an estimated fair value of $6 million and $38 million with unrealized gains (losses) of $5 million and $12 million at December 31, 2014 and 2013, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $  5,841  $  5,902  $  6,411  $  6,516
Due after one year through five years......   36,600    38,115    34,696    36,556
Due after five years through ten years.....   39,257    41,519    35,725    38,347
Due after ten years........................   49,102    59,073    48,428    51,417
                                            --------  --------  --------  --------
   Subtotal................................  130,800   144,609   125,260   132,836
Structured securities (RMBS, ABS and CMBS).   42,804    44,302    40,111    40,910
                                            --------  --------  --------  --------
   Total fixed maturity securities......... $173,604  $188,911  $165,371  $173,746
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2014                         December 31, 2013
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   8,950   $  260   $  2,251    $  161   $   8,512  $    426  $  1,948    $  267
U.S. Treasury and agency.........     3,933        6        982        13      10,077       687        33         7
Foreign corporate................     7,052      397      1,165       114       4,217       176       952       109
RMBS.............................     3,141       63      1,900       160       8,194       291     1,675       227
ABS..............................     3,147       45        732        37       1,701        28       530        88
CMBS.............................       772       20        461        13       2,022        74       221        15
State and political subdivision..        26       --         76         6         737        44        92        32
Foreign government...............       327       32        265        38         763        94        54        13
                                  ---------   ------   --------    ------   ---------  --------  --------    ------
  Total fixed maturity
   securities.................... $  27,348   $  823   $  7,832    $  542   $  36,223  $  1,820  $  5,505    $  758
                                  =========   ======   ========    ======   =========  ========  ========    ======
Equity securities
Common stock..................... $      98   $   26   $      1    $   --   $      37  $      3  $     --    $   --
Non-redeemable preferred
 stock...........................        32       --        139        30         222        41       125        36
                                  ---------   ------   --------    ------   ---------  --------  --------    ------
  Total equity securities........ $     130   $   26   $    140    $   30   $     259  $     44  $    125    $   36
                                  =========   ======   ========    ======   =========  ========  ========    ======
Total number of securities in an
 unrealized loss position........     1,997                 642                 2,211                 469
                                  =========            ========             =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

 . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

 . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

 . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

 . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $1.2 billion during the year ended December 31, 2014 from $2.6 billion to $1.4 billion. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $67 million of the total $1.4 billion of gross unrealized losses were from 27 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $67 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $24 million, or 36%, were related to gross unrealized losses on 12 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $67 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $43 million, or 64%, were related to gross unrealized losses on 15 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and ABS (primarily foreign ABS) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $24 million during the year ended December 31, 2014 from $80 million to $56 million. Of the $56 million, $23 million were from six equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 26% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                     ----------------------------------------------
                                                              2014                    2013
                                                     ---------------------  -----------------------
                                                       Carrying     % of      Carrying
                                                         Value      Total       Value     % of Total
                                                     ------------- -------  ------------- ----------
                                                     (In millions)          (In millions)
Mortgage loans held-for-investment:
 Commercial.........................................   $  32,482     66.2%    $  33,072       71.9%
 Agricultural.......................................      11,033      22.5       11,025        24.0
 Residential........................................       5,494      11.2        1,858         4.0
                                                       ---------   -------    ---------    --------
   Subtotal (1).....................................      49,009      99.9       45,955        99.9
 Valuation allowances...............................        (258)    (0.5)         (272)      (0.6)
                                                       ---------   -------    ---------    --------
   Subtotal mortgage loans held-for-investment, net.      48,751      99.4       45,683        99.3
 Residential -- FVO.................................         308       0.6          338         0.7
                                                       ---------   -------    ---------    --------
   Total mortgage loans held-for-investment, net....      49,059     100.0       46,021       100.0
 Mortgage loans held-for-sale.......................          --        --            3          --
                                                       ---------   -------    ---------    --------
   Total mortgage loans, net........................   $  49,059     100.0%   $  46,024       100.0%
                                                       =========   =======    =========    ========

--------

(1)Purchases of mortgage loans were $4.7 billion and $2.2 billion for the years ended December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                      Evaluated Collectively
                                Evaluated Individually for Credit Losses                for Credit Losses      Impaired Loans
                   ------------------------------------------------------------------ ---------------------  -------------------
                      Impaired Loans with a Valuation      Impaired Loans without a
                                 Allowance                    Valuation Allowance
                   -------------------------------------- ---------------------------
                                                                                                                       Average
                   Unpaid Principal  Recorded  Valuation  Unpaid Principal  Recorded   Recorded   Valuation  Carrying  Recorded
                       Balance      Investment Allowances     Balance      Investment Investment  Allowances  Value   Investment
                   ---------------- ---------- ---------- ---------------- ---------- ----------  ---------- -------- ----------
                                                                  (In millions)
December 31, 2014
Commercial........      $   75        $   75     $  24         $   84        $   84   $  32,323     $  158    $  135    $  298
Agricultural......          47            45         2             14            13      10,975         33        56        76
Residential.......          --            --        --             40            37       5,457         41        37        17
                        ------        ------     -----         ------        ------   ---------     ------    ------    ------
Total.............      $  122        $  120     $  26         $  138        $  134   $  48,755     $  232    $  228    $  391
                        ======        ======     =====         ======        ======   =========     ======    ======    ======
December 31, 2013
Commercial........      $  173        $  169     $  49         $  247        $  246   $  32,657     $  164    $  366    $  430
Agricultural......          64            62         7             35            34      10,929         33        89       151
Residential.......          --            --        --              5             4       1,854         19         4         2
                        ------        ------     -----         ------        ------   ---------     ------    ------    ------
Total.............      $  237        $  231     $  56         $  287        $  284   $  45,440     $  216    $  459    $  583
                        ======        ======     =====         ======        ======   =========     ======    ======    ======

   The average recorded investment for commercial, agricultural and residential mortgage loans was $384 million, $201 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential  Total
                                  ---------- ------------ ----------- --------
                                                 (In millions)
  Balance at January 1, 2012.....  $    318    $    75      $    --   $    393
  Provision (release)............      (50)          2           --       (48)
  Charge-offs, net of recoveries.      (12)       (24)           --       (36)
  Transfers to held-for-sale.....        --        (5)           --        (5)
                                   --------    -------      -------   --------
  Balance at December 31, 2012...       256         48           --        304
  Provision (release)............      (43)          3           19       (21)
  Charge-offs, net of recoveries.        --       (11)           --       (11)
  Transfers to held-for-sale.....        --         --           --         --
                                   --------    -------      -------   --------
  Balance at December 31, 2013...       213         40           19        272
  Provision (release)............       (8)        (4)           27         15
  Charge-offs, net of recoveries.      (23)        (1)          (5)       (29)
  Transfers to held-for-sale.....        --         --           --         --
                                   --------    -------      -------   --------
  Balance at December 31, 2014...  $    182    $    35      $    41   $    258
                                   ========    =======      =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment, were as follows at:

                                     Recorded Investment
                       ------------------------------------------------
                        Debt Service Coverage Ratios                      Estimated
                       -------------------------------           % of       Fair      % of
                        > 1.20x  1.00x - 1.20x < 1.00x   Total   Total      Value     Total
                       --------- ------------- ------- --------- ------ ------------- ------
                                     (In millions)                      (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  26,810   $    746    $  761  $  28,317  87.2%   $  29,860    87.7%
65% to 75%............     2,783        391        86      3,260   10.0       3,322      9.8
76% to 80%............       109         --         8        117    0.4         121      0.3
Greater than 80%......       384        256       148        788    2.4         736      2.2
                       ---------   --------    ------  --------- ------   ---------   ------
 Total................ $  30,086   $  1,393    $1,003  $  32,482 100.0%   $  34,039   100.0%
                       =========   ========    ======  ========= ======   =========   ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  24,585   $    476    $  596  $  25,657  77.6%   $  26,900    78.4%
65% to 75%............     5,219        438       104      5,761   17.4       5,852     17.1
76% to 80%............       444        157       189        790    2.4         776      2.3
Greater than 80%......       583        205        76        864    2.6         769      2.2
                       ---------   --------    ------  --------- ------   ---------   ------
 Total................ $  30,831   $  1,276    $  965  $  33,072 100.0%   $  34,297   100.0%
                       =========   ========    ======  ========= ======   =========   ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans held-for-investment were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  10,462      94.8%   $  10,165      92.2%
      65% to 75%............         469        4.2         659        6.0
      76% to 80%............          17        0.2          84        0.8
      Greater than 80%......          85        0.8         117        1.0
                               ---------   --------   ---------   --------
       Total................   $  11,033     100.0%   $  11,025     100.0%
                               =========   ========   =========   ========

   The estimated fair value of agricultural mortgage loans held-for-investment was $11.4 billion and $11.3 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans held-for-investment were as follows at:

                                              December 31,
                              ---------------------------------------------
                                      2014                   2013
                              -------------------- ------------------------
                                Recorded    % of     Recorded
                               Investment   Total   Investment   % of Total
                              ------------- ------ ------------- ----------
                              (In millions)        (In millions)
     Performance indicators:
     Performing..............   $  5,345     97.3%   $  1,812        97.5%
     Nonperforming...........        149       2.7         46          2.5
                                --------    ------   --------     --------
      Total..................   $  5,494    100.0%   $  1,858       100.0%
                                ========    ======   ========     ========

   The estimated fair value of residential mortgage loans held-for-investment was $5.6 billion and $1.8 billion at December 31, 2014 and 2013, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                           Past Due                        Nonaccrual Status
              ----------------------------------- -----------------------------------
              December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013
              ----------------- ----------------- ----------------- -----------------
                                           (In millions)
Commercial...      $   --             $  --            $   75            $  169
Agricultural.           1                44                41                47
Residential..         149                46               149                46
                   ------             -----            ------            ------
 Total.......      $  150             $  90            $  265            $  262
                   ======             =====            ======            ======

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates (see "-- Related Party Investment Transactions") and leveraged and direct financing leases.

 Leveraged and Direct Financing Leases

   Investment in leveraged and direct financing leases consisted of the following at:

                                                                December 31,
                                                   ---------------------------------------
                                                          2014                2013
                                                   ------------------- -------------------
                                                              Direct              Direct
                                                   Leveraged Financing Leveraged Financing
                                                    Leases    Leases    Leases    Leases
                                                   --------- --------- --------- ---------
                                                                (In millions)
Rental receivables, net........................... $  1,320   $  406   $  1,393   $  413
Estimated residual values.........................      827       57        853       52
                                                   --------   ------   --------   ------
   Subtotal.......................................    2,147      463      2,246      465
Unearned income...................................    (686)    (178)      (742)    (177)
                                                   --------   ------   --------   ------
   Investment in leases, net of non-recourse debt. $  1,461   $  285   $  1,504   $  288
                                                   ========   ======   ========   ======

   Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 22 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all leveraged lease receivables and direct financing rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion and $1.4 billion at December 31, 2014 and 2013, respectively.

   The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                        Years Ended December 31,
                                       -----------------------------------------------------------
                                              2014                2013                2012
                                       ------------------- ------------------- -------------------
                                                  Direct              Direct              Direct
                                       Leveraged Financing Leveraged Financing Leveraged Financing
                                        Leases    Leases    Leases    Leases    Leases    Leases
                                       --------- --------- --------- --------- --------- ---------
                                                              (In millions)
Income from investment in leases......  $   51    $   19    $   60    $   17    $   34    $   15
Less: Income tax expense on leases....      18         7        21         6        12         5
                                        ------    ------    ------    ------    ------    ------
   Investment income after income tax.  $   33    $   12    $   39    $   11    $   22    $   10
                                        ======    ======    ======    ======    ======    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $790 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2014      2013     2012
                                                                        --------- -------- ---------
                                                                               (In millions)
Fixed maturity securities.............................................. $  15,374 $  8,521 $  19,120
Fixed maturity securities with noncredit OTTI losses in AOCI...........      (66)    (149)     (256)
                                                                        --------- -------- ---------
 Total fixed maturity securities.......................................    15,308    8,372    18,864
Equity securities......................................................       173       83      (13)
Derivatives............................................................     1,649      361     1,052
Short-term investments.................................................        --       --       (2)
Other..................................................................        87        5        18
                                                                        --------- -------- ---------
 Subtotal..............................................................    17,217    8,821    19,919
                                                                        --------- -------- ---------
Amounts allocated from:
 Future policy benefits................................................   (1,964)    (610)   (5,120)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................       (3)        5        12
 DAC, VOBA and DSI.....................................................     (918)    (721)   (1,231)
 Policyholder dividend obligation......................................   (3,155)  (1,771)   (3,828)
                                                                        --------- -------- ---------
   Subtotal............................................................   (6,040)  (3,097)  (10,167)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        25       51        86
Deferred income tax benefit (expense)..................................   (3,928)  (2,070)   (3,498)
                                                                        --------- -------- ---------
     Net unrealized investment gains (losses)..........................     7,274    3,705     6,340
     Net unrealized investment gains (losses) attributable to
       noncontrolling interests........................................       (1)      (1)       (1)
                                                                        --------- -------- ---------
       Net unrealized investment gains (losses) attributable to
         Metropolitan Life Insurance Company........................... $   7,273 $  3,704 $   6,339
                                                                        ========= ======== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         ----------------------------
                                                              2014           2013
                                                         ------------- --------------
                                                                (In millions)
Balance at January 1,................................... $       (149) $        (256)
Noncredit OTTI losses and subsequent changes recognized.            10             47
Securities sold with previous noncredit OTTI loss.......            41            114
Subsequent changes in estimated fair value..............            32           (54)
                                                         ------------- --------------
Balance at December 31,................................. $        (66) $        (149)
                                                         ============= ==============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                         --------------------------------
                                                                            2014       2013       2012
                                                                         ---------- ---------- ----------
                                                                                  (In millions)
Balance at January 1,................................................... $    3,704 $    6,339 $    4,868
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................         83        107        266
Unrealized investment gains (losses) during the year....................      8,313   (11,205)      4,679
Unrealized investment gains (losses) relating to:
 Future policy benefits.................................................    (1,354)      4,510    (1,625)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................        (8)        (7)       (21)
 DAC, VOBA and DSI......................................................      (197)        510      (129)
 Policyholder dividend obligation.......................................    (1,384)      2,057      (909)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI............................................       (26)       (35)       (86)
 Deferred income tax benefit (expense)..................................    (1,858)      1,428      (704)
                                                                         ---------- ---------- ----------
Net unrealized investment gains (losses)................................      7,273      3,704      6,339
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................         --         --         --
                                                                         ---------- ---------- ----------
Balance at December 31,................................................. $    7,273 $    3,704 $    6,339
                                                                         ========== ========== ==========
   Change in net unrealized investment gains (losses)................... $    3,569 $  (2,635) $    1,471
   Change in net unrealized investment gains (losses) attributable to
     noncontrolling interests...........................................         --         --         --
                                                                         ---------- ---------- ----------
     Change in net unrealized investment gains (losses) attributable
       to Metropolitan Life Insurance Company........................... $    3,569 $  (2,635) $    1,471
                                                                         ========== ========== ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2014        2013
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
 Amortized cost........................................ $    19,099 $    18,829
 Estimated fair value.................................. $    21,185 $    19,153
Cash collateral on deposit from counterparties (2)..... $    21,635 $    19,673
Security collateral on deposit from counterparties (3). $        19 $        --
Reinvestment portfolio -- estimated fair value......... $    22,046 $    19,822

--------

(1)Included within fixed maturity securities, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                  December 31,
                                                             -----------------------
                                                                2014        2013
                                                             ----------- -----------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits)............ $     1,421 $     1,338
Invested assets pledged as collateral (1)...................      20,712      19,555
                                                             ----------- -----------
 Total invested assets on deposit and pledged as collateral. $    22,133 $    20,893
                                                             =========== ===========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

    See "-- Securities Lending" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2014         2013
                                                   ------------ ------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,614 $      4,653
   Carrying value (2)............................. $      3,651 $      3,601

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2014         2013
                                                       ----------  ------------
                                                            (In millions)
 Contractually required payments (including interest). $      820  $      1,612
 Cash flows expected to be collected (1).............. $      644  $      1,248
 Fair value of investments acquired................... $      433  $        841

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                      -------------------------
                                                          2014         2013
                                                      ------------ ------------
                                                            (In millions)
 Accretable yield, January 1,........................ $      2,431 $      2,357
 Investments purchased...............................          211          407
 Accretion recognized in earnings....................        (217)        (236)
 Disposals...........................................         (47)        (144)
 Reclassification (to) from nonaccretable difference.        (495)           47
                                                      ------------ ------------
 Accretable yield, December 31,...................... $      1,883 $      2,431
                                                      ============ ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $9.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.7 billion at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for one of the three most recent annual periods:
2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $351.0 billion and $280.7 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $32.1 billion and $23.5 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $33.7 billion, $25.0 billion and $16.5 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including consolidated securitization entities ("CSEs")) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                             December 31,
                                                                ---------------------------------------
                                                                       2014                2013
                                                                ------------------ --------------------
                                                                Total     Total     Total      Total
                                                                Assets Liabilities  Assets  Liabilities
                                                                ------ ----------- -------- -----------
                                                                             (In millions)
Fixed maturity securities (1).................................. $  163   $   78    $    159   $   80
Other invested assets..........................................     59       --          82        7
Other limited partnership interests............................     37       --          61       --
CSEs (assets (primarily securities) and liabilities (primarily
  debt)) (2)...................................................     16       15          23       22
Real estate joint ventures (3).................................      9       15       1,181      443
                                                                ------   ------    --------   ------
 Total......................................................... $  284   $  108    $  1,506   $  552
                                                                ======   ======    ========   ======

--------

(1)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for both the years ended
   December 31, 2014 and 2013 and was $1 million for the year ended
   December 31, 2012.

(2)The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2014 and 2013. The long-term debt bears interest primarily at variable rates, payable on a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

   bi-annual basis. Interest expense related to these obligations, included in other expenses, was $1 million, $3 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)At December 31, 2013, the Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013 (the "MetLife Core Property Fund"), which represented the majority of the balances at December 31, 2013. As a result of the quarterly reassessment in the first quarter of 2014, the Company no longer consolidated the MetLife Core Property Fund, effective March 31, 2014, based on the terms of the revised partnership agreement. The Company accounts for its retained interest in the real estate fund under the equity method. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was less than $1 million for the year ended December 31, 2013.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  44,302  $  44,302  $  40,910  $  40,910
 U.S. and foreign corporate.....................     1,919      1,919      2,251      2,251
Other limited partnership interests.............     3,722      4,833      3,168      4,273
Other invested assets...........................     1,683      2,003      1,498      1,852
Real estate joint ventures......................        52         74         31         31
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  51,678  $  53,131  $  47,858  $  49,317
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

   commitments, reduced by income tax credits guaranteed by third parties of $212 million and $257 million at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

Net Investment Income

  The components of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2014     2013    2012
                                                                      -------  ------- -------
                                                                           (In millions)
Investment income:
 Fixed maturity securities........................................... $ 8,260  $ 8,279 $ 8,295
 Equity securities...................................................      86       78      68
 Trading and FVO securities--Actively Traded and FVO general account
   securities (1)....................................................      23       43      77
 Mortgage loans......................................................   2,378    2,405   2,528
 Policy loans........................................................     448      440     451
 Real estate and real estate joint ventures..........................     725      699     593
 Other limited partnership interests.................................     721      633     555
 Cash, cash equivalents and short-term investments...................      26       32      19
 Operating joint ventures............................................       2      (4)     (2)
 Other...............................................................      61       21       7
                                                                      -------  ------- -------
   Subtotal..........................................................  12,730   12,626  12,591
 Less: Investment expenses...........................................     838      844     743
                                                                      -------  ------- -------
   Subtotal, net.....................................................  11,892   11,782  11,848
                                                                      -------  ------- -------
FVO CSEs--interest income:
 Securities..........................................................       1        3       4
                                                                      -------  ------- -------
   Subtotal..........................................................       1        3       4
                                                                      -------  ------- -------
     Net investment income........................................... $11,893  $11,785 $11,852
                                                                      =======  ======= =======

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($14) million, $4 million and $44 million for the years ended
   December 31, 2014, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2014     2013     2012
                                                                            -------  ------  --------
                                                                                 (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer.............................................................. $   (6)  $ (12)  $   (19)
     Utility...............................................................      --    (48)      (29)
     Finance...............................................................      --     (4)      (21)
     Communications........................................................      --     (2)      (18)
     Industrial............................................................      --      --       (4)
     Transportation........................................................      --      --       (1)
                                                                            -------  ------  --------
       Total U.S. and foreign corporate securities.........................     (6)    (66)      (92)
   RMBS....................................................................    (20)    (62)      (70)
   CMBS....................................................................      --      --      (28)
   ABS.....................................................................      --      --       (2)
                                                                            -------  ------  --------
       OTTI losses on fixed maturity securities recognized in earnings.....    (26)   (128)     (192)
 Fixed maturity securities -- net gains (losses) on sales and disposals....    (99)     177        16
                                                                            -------  ------  --------
   Total gains (losses) on fixed maturity securities.......................   (125)      49     (176)
                                                                            -------  ------  --------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (16)    (17)        --
   Common stock............................................................     (5)     (2)       (7)
                                                                            -------  ------  --------
       OTTI losses on equity securities recognized in earnings.............    (21)    (19)       (7)
 Equity securities -- net gains (losses) on sales and disposals............      42       6        15
                                                                            -------  ------  --------
   Total gains (losses) on equity securities...............................      21    (13)         8
                                                                            -------  ------  --------
 Trading and FVO securities -- FVO general account securities..............       1      11        11
 Mortgage loans............................................................    (36)      31        84
 Real estate and real estate joint ventures................................     252    (15)      (27)
 Other limited partnership interests.......................................    (69)    (41)      (35)
 Other investment portfolio gains (losses).................................   (108)       5     (192)
                                                                            -------  ------  --------
     Subtotal -- investment portfolio gains (losses).......................    (64)      27     (327)
                                                                            -------  ------  --------
FVO CSEs:
 Securities................................................................      --       2        --
 Long-term debt -- related to securities...................................     (1)     (2)       (7)
Non-investment portfolio gains (losses)....................................     208      21         4
                                                                            -------  ------  --------
     Subtotal FVO CSEs and non-investment portfolio gains (losses).........     207      21       (3)
                                                                            -------  ------  --------
       Total net investment gains (losses)................................. $   143  $   48  $  (330)
                                                                            =======  ======  ========

   See "-- Variable Interest Entities" for discussion of CSEs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $132 million, less than $1 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                           Years Ended December 31,
                                -----------------------------------------------
                                  2014     2013     2012    2014   2013   2012
                                -------- -------- -------- ------ ------ ------
                                Fixed Maturity Securities   Equity Securities
                                -------------------------- --------------------
                                                 (In millions)
Proceeds....................... $ 44,906 $ 45,538 $ 29,472 $  128 $  144 $  126
                                ======== ======== ======== ====== ====== ======
Gross investment gains......... $    260 $    556 $    327 $   46 $   25 $   23
Gross investment losses........    (359)    (379)    (311)    (4)   (19)    (8)
OTTI losses (1)................     (26)    (128)    (192)   (21)   (19)    (7)
                                -------- -------- -------- ------ ------ ------
 Net investment gains (losses). $  (125) $     49 $  (176) $   21 $ (13) $    8
                                ======== ======== ======== ====== ====== ======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $13 million and $67 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position, and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------- --------------
                                                                                (In millions)
Balance at January 1,.................................................. $          277 $          285
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................              1              4
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             15             54
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (30)           (65)
 Securities impaired to net present value of expected future cash
   flows...............................................................             --             --
 Increases in cash flows -- accretion of previous credit loss OTTI.....             --            (1)
                                                                        -------------- --------------
Balance at December 31,................................................ $          263 $          277
                                                                        ============== ==============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     -----------------------
                                                                      2014      2013    2012
                                                                     -------  -------- ------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    97  $    781 $    4
Amortized cost of invested assets transferred to affiliates......... $    89  $    688 $    4
Net investment gains (losses) recognized on transfers............... $     8  $     93 $   --
Estimated fair value of invested assets transferred from affiliates. $   882  $    882 $   --

  Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 6 for additional information on the Mergers.

.. The Company had a loan outstanding to Exeter, an affiliate, totaling $75 million at December 31, 2013, which was included in other invested assets. MetLife USA assumed the loan upon the consummation of the Mergers in November 2014 and, subsequently, the loan matured on December 30, 2014. Net investment income from this loan was $5 million for each of the years ended December 31, 2014, 2013 and 2012.

.. In July 2014, the Company purchased from other affiliates additional affiliated loans (having an unpaid principal balance of $400 million) at estimated fair value of $437 million, which are included in other

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  invested assets and in the table above. The unpaid principal balances on these acquired loans, which bear interest at fixed rates payable semiannually are due as follows: $295 million due July 15, 2021 at 5.64% and $105 million due December 16, 2021 at 5.86%.

.. In 2013, Metropolitan Life Insurance Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

  In December 2014, American Life Insurance Company, an affiliate, issued a surplus note to the Company, which was included in other invested assets, totaling $100 million. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020.

  The Company has affiliated loans outstanding to MetLife, Inc., which are included in other invested assets, totaling $2.0 billion and $1.5 billion at December 31, 2014 and 2013, respectively. The loans, which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016, $150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due December 16, 2021. Net investment income from these affiliated loans, and the $400 million of affiliated loans acquired in July 2014 described above, was $92 million, $90 million and $93 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company purchased from MetLife Bank, National Association, $1.5 billion and $1.3 billion of fixed maturity securities and mortgage loans, respectively, at estimated fair value, for cash during the year ended December 31, 2012.

  The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $179 million, $172 million and $158 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2014, 2013 and 2012.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, forwards and futures.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

 assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2014                           2013
                                                             ------------------------------ -------------------------------
                                                                       Estimated Fair Value            Estimated Fair Value
                                                                       --------------------            --------------------
                                                              Gross                           Gross
                                                             Notional                        Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- ---------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $   5,632 $  2,031    $     18 $    5,940 $  1,277    $     68
  Foreign currency swaps.. Foreign currency exchange rate...     2,709       65         101      2,591      252         122
                                                             --------- --------    -------- ---------- --------    --------
   Subtotal..............................................        8,341    2,096         119      8,531    1,529         190
                                                             --------- --------    -------- ---------- --------    --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................     2,191      447          --      2,584       77         109
  Interest rate forwards.. Interest rate....................        70       18          --        205        3           3
  Foreign currency swaps.. Foreign currency exchange rate...    14,895      501         614     10,560      374         500
                                                             --------- --------    -------- ---------- --------    --------
   Subtotal..............................................       17,156      966         614     13,349      454         612
                                                             --------- --------    -------- ---------- --------    --------
    Total qualifying hedges.............................        25,497    3,062         733     21,880    1,983         802
                                                             --------- --------    -------- ---------- --------    --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    56,394    2,213       1,072     59,022    1,320         732
Interest rate floors...... Interest rate....................    36,141      319         108     38,220      323         234
Interest rate caps........ Interest rate....................    41,227      134           1     29,809      141          --
Interest rate futures..... Interest rate....................        70       --          --        105       --          --
Interest rate options..... Interest rate....................     6,399      379          15      4,849      120           8
Synthetic GICs............ Interest rate....................     4,298       --          --      4,409       --          --
Foreign currency swaps.... Foreign currency exchange rate...     8,774      359         176      7,267       79         492
Foreign currency forwards. Foreign currency exchange rate...     3,985       92          80      4,261       44          32
Credit default
 swaps -- purchased....... Credit...........................       857        8          11      1,506        7          21
Credit default swaps --
 written.................. Credit...........................     7,419      130           5      6,600      124           1
Equity futures............ Equity market....................       954       10          --         --       --          --
Equity index options...... Equity market....................     7,698      328         352      1,147       --          --
Equity variance swaps..... Equity market....................     5,678       60         146         --       --          --
TRRs...................... Equity market....................       911       10          33         --       --          --
                                                             --------- --------    -------- ---------- --------    --------
   Total non-designated or non-qualifying derivatives....      180,805    4,042       1,999    157,195    2,158       1,520
                                                             --------- --------    -------- ---------- --------    --------
    Total...............................................     $ 206,302 $  7,104    $  2,732 $  179,075 $  4,141    $  2,322
                                                             ========= ========    ======== ========== ========    ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                              -------------------------------
                                                 2014         2013      2012
                                              ----------- ------------ ------
                                                       (In millions)
  Derivatives and hedging gains (losses) (1). $     1,207 $    (1,205) $   77
  Embedded derivatives.......................       (170)          135    598
                                              ----------- ------------ ------
   Total net derivative gains (losses)....... $     1,037 $    (1,070) $  675
                                              =========== ============ ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     --------------------------
                                                       2014     2013     2012
                                                     -------- -------- --------
                                                           (In millions)
Qualifying hedges:
 Net investment income.............................. $    162 $    129 $    108
 Interest credited to policyholder account balances.      106      148      146
Non-qualifying hedges:
 Net investment income..............................      (4)      (6)      (6)
 Net derivative gains (losses)......................      484      450      314
 Policyholder benefits and claims...................        8       --       --
                                                     -------- -------- --------
   Total............................................ $    756 $    721 $    562
                                                     ======== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................   $        314 $       --     $     --
 Foreign currency exchange rate derivatives.            554         --           --
 Credit derivatives -- purchased............            (2)         --           --
 Credit derivatives -- written..............            (1)         --           --
 Equity derivatives.........................             11       (10)         (10)
                                               ------------ ----------     --------
   Total....................................   $        876 $     (10)     $   (10)
                                               ============ ==========     ========
Year Ended December 31, 2013
 Interest rate derivatives..................   $    (1,753) $       --     $     --
 Foreign currency exchange rate derivatives.           (69)         --           --
 Credit derivatives -- purchased............            (6)       (14)           --
 Credit derivatives -- written..............            100          1           --
 Equity derivatives.........................             --       (22)           --
                                               ------------ ----------     --------
   Total....................................   $    (1,728) $     (35)     $     --
                                               ============ ==========     ========
Year Ended December 31, 2012
 Interest rate derivatives..................   $       (83) $       --     $     --
 Foreign currency exchange rate derivatives.          (252)         --           --
 Credit derivatives -- purchased............           (72)       (15)           --
 Credit derivatives -- written..............            105         --           --
 Equity derivatives.........................             --       (12)           --
                                               ------------ ----------     --------
   Total....................................   $      (302) $     (27)     $     --
                                               ============ ==========     ========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized    Recognized for Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities..........  $            4   $        (1)   $           3
                           Policyholder liabilities (1).......             649          (635)              14
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................              13           (11)               2
                           Foreign-denominated PABs (2).......           (283)            270            (13)
                                                                --------------   ------------   -------------
  Total.....................................................    $          383   $      (377)   $           6
                                                                ==============   ============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities..........  $           34   $       (33)   $           1
                           Policyholder liabilities (1).......           (800)            807               7
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................              13           (12)               1
                           Foreign-denominated PABs (2).......            (98)            112              14
                                                                --------------   ------------   -------------
  Total.....................................................    $        (851)   $        874   $          23
                                                                ==============   ============   =============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities..........  $            2   $        (3)   $         (1)
                           Policyholder liabilities (1).......            (72)             89              17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................             (1)              1              --
                           Foreign-denominated PABs (2).......              32           (41)             (9)
                                                                --------------   ------------   -------------
  Total.....................................................    $         (39)   $         46   $           7
                                                                ==============   ============   =============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were ($14) million and $1 million for the years ended December 31, 2014 and 2012, respectively, and were not significant for the year ended December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $1.6 billion and $361 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location          Amount and Location
                            Amount of Gains          of Gains (Losses)            of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income (Loss)
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)          on Derivatives
------------------------  -------------------- ----------------------------- ---------------------------
                          (Effective Portion)       (Effective Portion)         (Ineffective Portion)
-                         -------------------- ----------------------------- ---------------------------
                                               Net Derivative Net Investment       Net Derivative
                                               Gains (Losses)     Income           Gains (Losses)
                                               -------------- -------------- ---------------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......  $              587   $         41  $            9  $                      3
Interest rate forwards...                  34            (8)               2                        --
Foreign currency swaps...                (15)          (725)             (2)                         2
Credit forwards..........                  --             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $              606   $      (692)  $           10  $                      5
                          ==================== ============== ============== ===========================
Year Ended December 31, 2013
Interest rate swaps......  $            (511)   $         20  $            8  $                    (3)
Interest rate forwards...                (43)              1               2                        --
Foreign currency swaps...               (120)           (15)             (3)                         2
Credit forwards..........                 (3)             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $            (677)   $          6  $            8  $                    (1)
                          ==================== ============== ============== ===========================
Year Ended December 31, 2012
Interest rate swaps......  $             (55)   $          3  $            4  $                      1
Interest rate forwards...                 (1)             --               2                        --
Foreign currency swaps...               (187)            (7)             (5)                       (5)
Credit forwards..........                  --             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $            (243)   $        (4)  $            2  $                    (4)
                          ==================== ============== ============== ===========================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $26 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

the value of all referenced credit obligations is zero, was $7.4 billion and $6.6 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $125 million and $123 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                      December 31,
                                   ----------------------------------------------------------------------------------
                                                     2014                                      2013
                                   ----------------------------------------- ----------------------------------------
                                   Estimated       Maximum                   Estimated      Maximum
                                   Fair Value  Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                   of Credit    Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of        Default     Credit Default    Years to    Default    Credit Default    Years to
Referenced Credit Obligations (1)    Swaps        Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------  ----------  ---------------- ------------ ---------- ---------------- ------------
                                          (In millions)                             (In millions)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............ $        5    $          415          2.2 $        6   $          395          2.6
   Credit default swaps
     referencing indices..........         10             1,566          2.7         20            2,089          1.6
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         15             1,981          2.6         26            2,484          1.7
                                   ----------  ----------------              ---------- ----------------
   Baa
   Single name credit default
     swaps (corporate)............         15             1,002          2.8         16              874          3.2
   Credit default swaps
     referencing indices..........         59             3,687          4.5         52            2,898          4.7
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         74             4,689          4.1         68            3,772          4.4
                                   ----------  ----------------              ---------- ----------------
   Ba
   Single name credit default
     swaps (corporate)............         --                60          3.0         --                5          3.8
   Credit default swaps
     referencing indices..........         (1)              100          2.0         --               --           --
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         (1)              160          2.4         --                5          3.8
                                   ----------  ----------------              ---------- ----------------
   B
   Single name credit default
     swaps (corporate)............         --                --           --         --               --           --
   Credit default swaps
     referencing indices..........         37               589          4.9         29              339          4.9
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         37               589          4.9         29              339          4.9
                                   ----------  ----------------              ---------- ----------------
      Total....................... $      125    $        7,419          3.8 $      123   $        6,600          3.4
                                   ==========  ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.4 billion and $6.6 billion from the table above were $60 million and $70 million at December 31, 2014 and 2013, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $15 million and $10 million in gross notional amount and $1 million and $0 in fair value at December 31, 2014 and 2013, respectively.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                               December 31, 2014    December 31, 2013
                                                                              -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement   Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                            (In millions)
       Gross estimated fair value of derivatives:
        OTC-bilateral (1).................................................... $  6,497    $  2,092 $  4,026    $  2,232
        OTC-cleared (1)......................................................      740         682      251         117
        Exchange-traded......................................................       10          --       --          --
                                                                              --------    -------- --------    --------
          Total gross estimated fair value of derivatives (1)................    7,247       2,774    4,277       2,349
       Amounts offset on the consolidated balance sheets.....................       --          --       --          --
                                                                              --------    -------- --------    --------
       Estimated fair value of derivatives presented on the
         consolidated balance sheets (1).....................................    7,247       2,774    4,277       2,349
       Gross amounts not offset on the consolidated balance sheets:
       Gross estimated fair value of derivatives: (2)
        OTC-bilateral........................................................  (1,742)     (1,742)  (1,844)     (1,844)
        OTC-cleared..........................................................    (638)       (638)    (114)       (114)
        Exchange-traded......................................................       --          --       --          --
       Cash collateral: (3), (4)
        OTC-bilateral........................................................  (2,470)         (2)  (1,143)         (3)
        OTC-cleared..........................................................     (97)        (40)    (128)         (3)
        Exchange-traded......................................................       --          --       --          --
       Securities collateral: (5)
        OTC-bilateral........................................................  (2,161)       (333)  (1,024)       (319)
        OTC-cleared..........................................................       --         (3)       --          --
        Exchange-traded......................................................       --          --       --          --
                                                                              --------    -------- --------    --------
       Net amount after application of master netting agreements and
         collateral.......................................................... $    139    $     16 $     24    $     66
                                                                              ========    ======== ========    ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $143 million and $136 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $42 million and $27 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $138 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $0 and $47 million, respectively, and provided excess cash collateral of $31 million and $3 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged . Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $243 million and $106 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $57 million and $25 million, respectively, for its OTC-bilateral derivatives, and $155 million and $106 million, respectively, for its OTC-cleared derivatives, and $17 million and $0 respectively, for its exchange- traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                           Estimated Fair Value of        Fair Value of Incremental
                                           Collateral Provided             Collateral Provided Upon
                                           ----------------------- ----------------------------------------
                                                                                      Downgrade in the
                                                                                    Company's Financial
                                                                     One Notch      Strength Rating to a
                              Estimated                            Downgrade in   Level that Triggers Full
                            Fair Value of                          the Company's         Overnight
                            Derivatives in                           Financial      Collateralization or
                            Net Liability  Fixed Maturity            Strength           Termination
                             Position (1)    Securities     Cash      Rating     of the Derivative Position
                            -------------- --------------   -----  ------------- --------------------------
                                                           (In millions)
December 31, 2014
Derivatives subject to
  financial strength-
  contingent provisions     $          334     $      390   $  --  $          --         $               --
Derivatives not subject to
  financial strength-
  contingent provisions                  4             --       2             --                         --
                            --------------     ----------    ----- -------------         ------------------
   Total                    $          338     $      390   $   2  $          --         $               --
                            ==============     ==========    ===== =============         ==================
December 31, 2013
Derivatives subject to
  financial strength-
  contingent provisions     $          354     $      344   $  --  $          --         $                5
Derivatives not subject to
  financial strength-
  contingent provisions                  4             --       3             --                         --
                            --------------     ----------    ----- -------------         ------------------
   Total                    $          358     $      344   $   3  $          --         $                5
                            ==============     ==========    ===== =============         ==================

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  ----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- --------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   657 $   (62)
  Options embedded in debt or equity
   securities......................... Investments...............   (150)    (106)
                                                                  ------- --------
   Net embedded derivatives within asset host contracts.......    $   507 $  (168)
                                                                  ======= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (548) $  (868)
  Assumed guaranteed minimum benefits. PABs......................      72       --
  Funds withheld on ceded reinsurance. Other liabilities.........   1,200      758
  Other............................... PABs......................       7        4
                                                                  ------- --------
   Net embedded derivatives within liability host contracts...    $   731 $  (106)
                                                                  ======= ========

The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                           ----------------------------------
                                               2014       2013       2012
                                           ------------ --------- -----------
                                                     (In millions)
   Net derivative gains (losses) (1), (2). $      (170) $     135 $       598

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $14 million, ($42) million and ($71) million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($9) million, $125 million and $122 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company acquired derivatives from an affiliate. The estimated fair value of freestanding derivative assets and liabilities acquired were $740 million and $754 million, respectively. See Note 6 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                  Level 1  Unadjusted quoted prices in active
                           markets for identical assets or
                           liabilities. The Company defines
                           active markets based on average
                           trading volume for equity securities.
                           The size of the bid/ask spread is
                           used as an indicator of market
                           activity for fixed maturity
                           securities.

                  Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                  Level 3  Unobservable inputs that are
                           supported by little or no market
                           activity and are significant to the
                           determination of estimated fair value
                           of the assets or liabilities.
                           Unobservable inputs reflect the
                           reporting entity's own assumptions
                           about the assumptions that market
                           participants would use in pricing the
                           asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                              December 31, 2014
                                                              --------------------------------------------------
                                                                     Fair Value Hierarchy
                                                              ----------------------------------
                                                                                                 Total Estimated
                                                               Level 1     Level 2     Level 3     Fair Value
                                                              ---------- ------------ ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $     60,420 $    4,937    $     65,357
  U.S. Treasury and agency...................................     21,625       17,445         --          39,070
  Foreign corporate..........................................         --       26,227      3,591          29,818
  RMBS.......................................................         --       24,534      3,629          28,163
  ABS........................................................         --        6,734      1,492           8,226
  CMBS.......................................................         --        7,464        449           7,913
  State and political subdivision............................         --        6,520         --           6,520
  Foreign government.........................................         --        3,642        202           3,844
                                                              ---------- ------------ ----------    ------------
   Total fixed maturity securities...........................     21,625      152,986     14,300         188,911
                                                              ---------- ------------ ----------    ------------
Equity securities:
  Common stock...............................................        584          716         52           1,352
  Non-redeemable preferred stock.............................         --          550        163             713
                                                              ---------- ------------ ----------    ------------
   Total equity securities...................................        584        1,266        215           2,065
                                                              ---------- ------------ ----------    ------------
Trading and FVO securities:
  Actively Traded Securities.................................         22          627          5             654
  FVO general account securities.............................         --           22         14              36
  FVO securities held by CSEs................................         --            3         12              15
                                                              ---------- ------------ ----------    ------------
   Total trading and FVO securities..........................         22          652         31             705
                                                              ---------- ------------ ----------    ------------
Short-term investments (1)...................................        860        3,091        230           4,181
Residential mortgage loans -- FVO............................         --           --        308             308
  Derivative assets: (2)
   Interest rate.............................................         --        5,524         17           5,541
   Foreign currency exchange rate............................         --        1,010          7           1,017
   Credit....................................................         --          125         13             138
   Equity market.............................................         10          279        119             408
                                                              ---------- ------------ ----------    ------------
    Total derivative assets..................................         10        6,938        156           7,104
                                                              ---------- ------------ ----------    ------------
Net embedded derivatives within asset host contracts (3).....         --           --        657             657
Separate account assets (4)..................................     26,119      111,601      1,615         139,335
                                                              ---------- ------------ ----------    ------------
      Total assets........................................... $   49,220 $    276,534 $   17,512    $    343,266
                                                              ========== ============ ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $       -- $      1,214 $       --    $      1,214
  Foreign currency exchange rate.............................         --          971         --             971
  Credit.....................................................         --           15          1              16
  Equity market..............................................         --          382        149             531
                                                              ---------- ------------ ----------    ------------
   Total derivative liabilities..............................         --        2,582        150           2,732
                                                              ---------- ------------ ----------    ------------
Net embedded derivatives within liability host contracts (3).         --            7        724             731
Long-term debt...............................................         --           82         35             117
Long-term debt of CSEs -- FVO................................         --           --         13              13
Trading liabilities (5)......................................        215           24         --             239
                                                              ---------- ------------ ----------    ------------
      Total liabilities...................................... $      215 $      2,695 $      922    $      3,832
                                                              ========== ============ ==========    ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                               Level 1   Level 2    Level 3    Fair Value
                                                              --------- ---------- --------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   58,960 $   5,269     $    64,229
  U.S. Treasury and agency...................................    15,858     14,624        62          30,544
  Foreign corporate..........................................        --     25,558     3,198          28,756
  RMBS.......................................................        --     22,197     2,513          24,710
  ABS........................................................        --      5,298     2,526           7,824
  CMBS.......................................................        --      7,946       430           8,376
  State and political subdivision............................        --      5,777        --           5,777
  Foreign government.........................................        --      3,256       274           3,530
                                                              --------- ---------- ---------     -----------
   Total fixed maturity securities...........................    15,858    143,616    14,272         173,746
                                                              --------- ---------- ---------     -----------
Equity securities:
  Common stock...............................................       361        753        50           1,164
  Non-redeemable preferred stock.............................        --        450       278             728
                                                              --------- ---------- ---------     -----------
   Total equity securities...................................       361      1,203       328           1,892
                                                              --------- ---------- ---------     -----------
Trading and FVO securities:
  Actively Traded Securities.................................         2        648        12             662
  FVO general account securities                                     --         24        14              38
  FVO securities held by CSEs                                        --         23        --              23
                                                              --------- ---------- ---------     -----------
   Total trading and FVO securities..........................         2        695        26             723
                                                              --------- ---------- ---------     -----------
Short-term investments (1)...................................     1,387      4,224       175           5,786
Residential mortgage loans -- FVO............................        --         --       338             338
  Derivative assets: (2)
   Interest rate.............................................        --      3,258         3           3,261
   Foreign currency exchange rate............................        --        735        14             749
   Credit....................................................        --        108        23             131
   Equity market.............................................        --         --        --              --
                                                              --------- ---------- ---------     -----------
     Total derivative assets.................................        --      4,101        40           4,141
                                                              --------- ---------- ---------     -----------
Net embedded derivatives within asset host contracts (3).....        --         --      (62)            (62)
Separate account assets (4)..................................    28,422    105,165     1,209         134,796
                                                              --------- ---------- ---------     -----------
     Total assets............................................ $  46,030 $  259,004 $  16,326     $   321,360
                                                              ========= ========== =========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $    1,150 $       4     $     1,154
  Foreign currency exchange rate.............................        --      1,146        --           1,146
  Credit.....................................................        --         22        --              22
  Equity market..............................................        --         --        --              --
                                                              --------- ---------- ---------     -----------
   Total derivative liabilities..............................        --      2,318         4           2,322
                                                              --------- ---------- ---------     -----------
Net embedded derivatives within liability host contracts (3).        --          4     (110)           (106)
Long-term debt...............................................        --         79        43             122
Long-term debt of CSEs -- FVO................................        --         --        28              28
Trading liabilities (5)......................................       260          2        --             262
                                                              --------- ---------- ---------     -----------
      Total liabilities...................................... $     260 $    2,403 $    (35)     $     2,628
                                                              ========= ========== =========     ===========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($150) million and ($106) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committees of Metropolitan Life Insurance Company's and MetLife, Inc.'s Boards of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt, Long-term Debt of CSEs -- FVO, and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of FVO securities held by CSEs, long-term debt, long-term debt of CSEs -- FVO, and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                                           Level 2                                    Level 3
               Instrument                             Observable Inputs                         Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
--------------------------------------------------------------------------------------------------------------------------------
  U.S. corporate and foreign corporate securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market and income approaches.              market approach.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not
                                             active                                   . illiquidity premium
                                           . benchmark yields                         . delta spread adjustments to reflect
                                                                                        specific credit-related issues
                                           . spreads off benchmark yields             . credit spreads
                                           . new issuances                            . quoted prices in markets that are not
                                           . issuer rating                              active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                           . duration                                   Level 2
                                           . trades of identical or comparable        . independent non-binding broker
                                             securities                                 quotations
                                           . Privately-placed securities are valued
                                             using the additional key inputs:
                                           . market yield curve
                                           . call provisions
                                           . observable prices and spreads for
                                             similar publicly traded or privately
                                             traded securities that incorporate the
                                             credit quality and industry sector of
                                             the issuer
                                           . delta spread adjustments to reflect
                                             specific credit-related issues
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury and agency, State and political subdivision and Foreign government securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market approach.                           market approach.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not    . independent non-binding broker
                                             active                                     quotations
                                                                                      . quoted prices in markets that are not
                                                                                        active for identical or similar
                                           . benchmark U.S. Treasury yield or other     securities that are less liquid and
                                             yields                                     based on lower levels of trading
                                           . the spread off the U.S. Treasury yield     activity than securities classified in
                                             curve for the identical security           Level 2
                                           . issuer ratings and issuer spreads        . credit spreads
                                           . broker-dealer quotes
                                           . comparable securities that are
                                             actively traded
                                           . reported trades of similar securities,
                                             including those that are actively
                                             traded, and those within the same
                                             sub-sector or with a similar maturity
                                             or credit rating
--------------------------------------------------------------------------------------------------------------------------------
  Structured securities comprised of RMBS, ABS and CMBS
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market and income approaches.              market and income approaches.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not
                                             active                                   . credit spreads
                                           . spreads for actively traded securities   . quoted prices in markets that are not
                                           . spreads off benchmark yields               active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                                                                        Level 2
                                           . expected prepayment speeds and volumes   . independent non-binding broker
                                           . current and forecasted loss severity       quotations
                                           . ratings
                                           . weighted average coupon and weighted
                                             average maturity
                                           . average delinquency rates
                                           . geographic region
                                           . debt-service coverage ratios
                                           . issuance-specific information,
                                             including, but not limited to:
                                           . collateral type
                                           . payment terms of the underlying assets
                                           . payment priority within the tranche
                                           . structure of the security
                                           . deal performance
                                           . vintage of loans

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

               Instrument                                  Level 2                                    Level 3
--------------------------------------------------------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------------------------------------------------------
  Common and non-redeemable preferred stock
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market approach.                           market and income approaches.
                                           Key Input:
                                           . quoted prices in markets that are not
                                             considered active                        Key Inputs:
                                                                                      . credit ratings
                                                                                      . issuance structures
                                                                                      . quoted prices in markets that are not
                                                                                        active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                                                                        Level 2
                                                                                      . independent non-binding broker
                                                                                        quotations
--------------------------------------------------------------------------------------------------------------------------------
  Trading and FVO securities and Short-term investments
--------------------------------------------------------------------------------------------------------------------------------
                                           . Trading and FVO securities and           . Trading and FVO securities and
                                             short-term investments are of a            short-term investments are of a
                                             similar nature and class to the fixed      similar nature and class to the fixed
                                             maturity and equity securities             maturity and equity securities
                                             described above; accordingly, the          described above; accordingly, the
                                             valuation techniques and observable        valuation techniques and unobservable
                                             inputs used in their valuation are         inputs used in their valuation are
                                             also similar to those described above.     also similar to those described above.
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Loans -- FVO
--------------------------------------------------------------------------------------------------------------------------------
  Residential mortgage loans -- FVO
--------------------------------------------------------------------------------------------------------------------------------
                                           . N/A                                      Valuation Techniques: Principally the
                                                                                      market approach, including matrix
                                                                                      pricing or other similar techniques.
                                                                                      Key Inputs: Inputs that are unobservable
                                                                                      or cannot be derived principally from,
                                                                                      or corroborated by, observable market
                                                                                      data
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account Assets (1)
--------------------------------------------------------------------------------------------------------------------------------
    Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------------------------------------------------------
                                           Key Input:
                                           . quoted prices or reported NAV provided   . N/A
                                             by the fund managers
--------------------------------------------------------------------------------------------------------------------------------
    Other limited partnership interests
--------------------------------------------------------------------------------------------------------------------------------
                                           . N/A                                      Valuation Techniques: Valued giving
                                                                                      consideration to the underlying holdings
                                                                                      of the partnerships and by applying a
                                                                                      premium or discount, if appropriate.
                                                                                      Key Inputs:
                                                                                      . liquidity
                                                                                      . bid/ask spreads
                                                                                      . the performance record of the fund
                                                                                        manager
                                                                                      . other relevant variables that may
                                                                                        impact the exit value of the
                                                                                        particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs -- FVO, and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                            Interest Rate                     Foreign Currency
                                                                                      Exchange Rate
-------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          basis curves
                                       . interest rate volatility (2)          currency spot rates
                                                                               cross currency basis curves
-------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  swap yield curve (1)
                                       . basis curves (1)                      basis curves (1)
                                                                               cross currency basis
                                                                                curves (1)
                                                                               currency correlation

             Instrument                            Interest Rate                        Credit

---------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          credit curves
                                       . interest rate volatility (2)          recovery rates

---------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  swap yield curve (1)
                                       . basis curves (1)                      credit curves (1)
                                                                               credit spreads
                                                                               repurchase rates
                                                                               independent non-binding
                                                                                broker quotations

             Instrument                            Interest Rate                     Equity market

----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          spot equity index levels
                                       . interest rate volatility (2)          dividend yield curves
                                                                               equity volatility
----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  dividend yield curves (1)
                                       . basis curves (1)                      equity volatility (1)
                                                                               correlation between model
                                                                                inputs (2)


--------

(1)Extrapolation beyond the observable limits of the curve(s).

(2)Option-based only.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs -- FVO, and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain ceded reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2014, there were no transfers between Levels 1 and 2. For assets and liabilities measured at estimated fair value and still held at December 31, 2013, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities, equity securities and separate account assets resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                       December 31, 2014
                                                                                   --------------------------
                                      Valuation               Significant                            Weighted
                                      Techniques          Unobservable Inputs          Range        Average (1)
                               ------------------------- -----------------------   -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                               Delta spread               (40) -    240       39
  corporate...................  Matrix pricing             adjustments (4)
                                                          Offered quotes (5)          64  -    130       96
                                Market pricing            Quoted prices (5)            -  -    590      126
                                Consensus pricing         Offered quotes (5)          98  -    126      101
                               ---------------------------------------------------------------------------------
RMBS                            Market pricing            Quoted prices (5)           22  -    120       97
                                Consensus pricing         Offered quotes (5)           1  -    118       93
                               ---------------------------------------------------------------------------------
 ABS..........................  Market pricing            Quoted prices (5)           15  -    110      100
                                Consensus pricing         Offered quotes (5)          56  -    106       98
                               ---------------------------------------------------------------------------------
Derivatives
Interest rate                   Present value             Swap yield (7)
                                 techniques                                          290  -    290
                               ---------------------------------------------------------------------------------
Foreign currency exchange       Present value             Swap yield (7)
 rate                            techniques                                            -  -      -
                                                          Correlation (8)             40% -     55%
                               ---------------------------------------------------------------------------------
Credit........................  Present value             Credit spreads (9)
                                 techniques                                           98  -    100
                                Consensus pricing         Offered quotes (10)
                               ---------------------------------------------------------------------------------
Equity market.................  Present value             Volatility (12)
                                 techniques or option
                                 pricing models                                       15% -     27%
                                                          Correlation (8)             70% -     70%
                               ---------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded guaranteed     Option pricing            Mortality rates:
 minimum benefits.............   techniques                  Ages 0 - 40               0% -   0.10%
                                                             Ages 41 - 60           0.04% -   0.65%
                                                             Ages 61 - 115          0.26% -    100%
                                                          Lapse rates:
                                                             Durations 1 - 10       0.50% -    100%
                                                             Durations 11 - 20         3% -    100%
                                                             Durations 21 - 116        3% -    100%
                                                          Utilization rates           20% -     50%
                                                          Withdrawal rates          0.07% -     10%
                                                          Long-term equity         17.40% -     25%
                                                           volatilities
                                                          Nonperformance risk       0.03% -   0.46%
                                                           spread

                                                                                                                  Impact of
                                                                                       December 31, 2013         Increase in
                                                                                   --------------------------     Input on
                                      Valuation               Significant                            Weighted     Estimated
                                      Techniques          Unobservable Inputs          Range        Average (1) Fair Value (2)
                               ------------------------- -----------------------   -------------    ----------- --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                               Delta spread               (10) -    240       38       Decrease
  corporate...................  Matrix pricing             adjustments (4)
                                                          Offered quotes (5)           4  -    104      100       Increase
                                Market pricing            Quoted prices (5)            -  -    277      122       Increase
                                Consensus pricing         Offered quotes (5)          33  -    140       98       Increase
                               ------------------------------------------------------------------------------------------------
RMBS                            Market pricing            Quoted prices (5)           22  -    100       98     Increase (6)
                                Consensus pricing         Offered quotes (5)          69  -    101       93     Increase (6)
                               ------------------------------------------------------------------------------------------------
 ABS..........................  Market pricing            Quoted prices (5)            -  -    106      101     Increase (6)
                                Consensus pricing         Offered quotes (5)          56  -    106       98     Increase (6)
                               ------------------------------------------------------------------------------------------------
Derivatives
Interest rate                   Present value             Swap yield (7)
                                 techniques                                          401  -    450              Increase (11)
                               ------------------------------------------------------------------------------------------------
Foreign currency exchange       Present value             Swap yield (7)
 rate                            techniques                                          580  -    767              Increase (11)
                                                          Correlation (8)             38% -     47%
                               ------------------------------------------------------------------------------------------------
Credit........................  Present value             Credit spreads (9)
                                 techniques                                           98  -    101              Decrease (9)
                                Consensus pricing         Offered quotes (10)
                               ------------------------------------------------------------------------------------------------
Equity market.................  Present value             Volatility (12)
                                 techniques or option
                                 pricing models                                        -  -      -              Increase (11)
                                                          Correlation (8)              -  -      -
                               ------------------------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded guaranteed     Option pricing            Mortality rates:
 minimum benefits.............   techniques                  Ages 0 - 40               0% -   0.10%             Decrease (13)
                                                             Ages 41 - 60           0.04% -   0.65%             Decrease (13)
                                                             Ages 61 - 115          0.26% -    100%             Decrease (13)
                                                          Lapse rates:
                                                             Durations 1 - 10       0.50% -    100%             Decrease (14)
                                                             Durations 11 - 20         3% -    100%             Decrease (13)
                                                             Durations 21 - 116        3% -    100%             Decrease (14)
                                                          Utilization rates           20% -     50%             Increase (15)
                                                          Withdrawal rates          0.07% -     10%                     (16)
                                                          Long-term equity         17.40% -     25%  Increase (17)
                                                           volatilities
                                                          Nonperformance risk       0.03% -   0.44%  Decrease (18)
                                                           spread

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO, long-term debt , and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          --------------------------------------------------------------------
                                                         U.S.
                                            U.S.       Treasury   Foreign                              Foreign
                                          Corporate   and Agency Corporate   RMBS     ABS      CMBS   Government
                                          ---------   ---------- --------- -------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  5,269    $       62 $  3,198  $  2,513 $  2,526 $    430 $      274
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        3            --        2        42        6      (1)         --
   Net investment gains (losses).........      (6)            --      (4)         5     (40)       --        (49)
   Net derivative gains (losses).........       --            --       --        --       --       --         --
  OCI....................................      274            --      (56)       67       35        1         22
Purchases (3)............................    1,027            --      736     1,528    1,029      183         --
Sales (3)................................    (925)            --    (229)     (542)    (725)     (39)      (115)
Issuances (3)............................       --            --       --        --       --       --         --
Settlements (3)..........................       --            --       --        --       --       --         --
Transfers into Level 3 (4)...............       87            --      119        45       34        5         70
Transfers out of Level 3 (4).............    (792)          (62)    (175)      (29)  (1,373)    (130)         --
                                          --------    ---------- --------  -------- -------- -------- ----------
Balance at December 31,.................. $  4,937    $       -- $  3,591  $  3,629 $  1,492 $    449 $      202
                                          ========    ========== ========  ======== ======== ======== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $     --    $       -- $      2  $     43 $      1 $    (1) $        1
  Net investment gains (losses).......... $    (6)    $       -- $     --  $    (1) $     -- $     -- $       --
  Net derivative gains (losses).......... $     --    $       -- $     --  $     -- $     -- $     -- $       --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                  --------------------------------------------------------------------------------------
                                  Equity Securities     Trading and FVO Securities
                                  ------------------ --------------------------------
                                             Non-                  FVO        FVO
                                          redeemable  Actively   General   Securities             Residential  Separate
                                  Common  Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                  Stock     Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                  ------- ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,............ $    50  $    278    $   12    $    14     $   --    $    175     $   338    $  1,209
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      --        --        --         --         --           1          20          --
   Net investment gains
    (losses).....................       4         3        --         --         --         (2)          --         102
   Net derivative gains
    (losses).....................      --        --        --         --         --          --          --          --
  OCI............................      --         2        --         --         --          --          --          --
Purchases (3)....................      19        --         5         --         --         230         124         527
Sales (3)........................    (21)      (38)       (7)         --        (1)       (156)       (120)       (376)
Issuances (3)....................      --        --        --         --         --          --          --          81
Settlements (3)..................      --        --        --         --         --          --        (54)        (28)
Transfers into Level 3 (4).......      --        --        --         --         13          --          --         144
Transfers out of Level 3 (4).....      --      (82)       (5)         --         --        (18)          --        (44)
                                  -------  --------    ------    -------     ------    --------     -------    --------
Balance at December 31,.......... $    52  $    163    $    5    $    14     $   12    $    230     $   308    $  1,615
                                  =======  ========    ======    =======     ======    ========     =======    ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income.......... $    --  $     --    $   --    $    --         --    $     --          20    $     --
  Net investment gains (losses).. $   (2)  $    (3)    $   --    $    --         --    $     --          --    $     --
  Net derivative gains (losses).. $    --  $     --    $   --    $    --         --    $     --          --    $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               ------------------------------------------------------------------------
                                                       Net Derivatives (7)
                                               ------------------------------------
                                                             Foreign
                                                             Currency                     Net                 Long-term
                                                             Exchange        Equity    Embedded     Long-term  Debt of
                                               Interest Rate   Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                               ------------- -------- ------ ------ --------------- --------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.........................  $       (1)  $    14  $  23  $   --   $       48    $    (43) $    (28)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income......................           --       --     --      --           --           --        --
   Net investment gains (losses)..............           --       --     --      --           --           --       (1)
   Net derivative gains (losses)..............           --      (6)    (7)      14        (144)           --        --
  OCI.........................................           40       --     --      --           --           --        --
Purchases (3).................................           --       --     --     111           --           --        --
Sales (3).....................................           --       --     --      --           --           --        --
Issuances (3).................................           --       --    (4)   (155)           --         (30)        --
Settlements (3)...............................         (22)      (1)     --      --           29           20        16
Transfers into Level 3 (4)....................           --       --     --      --           --           --        --
Transfers out of Level 3 (4)..................           --       --     --      --           --           18        --
                                                -----------  -------  -----  ------   ----------    --------- ---------
Balance at December 31,.......................  $        17  $     7  $  12  $ (30)   $     (67)    $    (35) $    (13)
                                                ===========  =======  =====  ======   ==========    ========= =========
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income                         $        --  $    --  $  --  $   --   $       --    $      -- $      --
  Net investment gains (losses)                 $        --  $    --  $  --  $   --   $       --    $      -- $      (1)
  Net derivative gains (losses)                 $        --  $    (6) $  --  $   14   $     (115)   $      -- $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                          Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                      U.S.
                                                         U.S.       Treasury     Foreign                            Foreign
                                                       Corporate   and Agency   Corporate   RMBS    ABS     CMBS   Government
                                                       ---------   -----------  ---------  ------  ------  ------  ----------
                                                                                (In millions)
Year Ended December 31, 2013
Balance at January 1,................................. $  5,460    $        71   $ 3,054   $1,702  $1,923  $  402   $    282
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................        2             --         1       30      --     (1)          4
   Net investment gains (losses)......................     (37)             --      (22)      (2)       4      --          2
   Net derivative gains (losses)......................       --             --        --       --      --      --         --
  OCI.................................................     (36)            (3)         3      140    (27)       2       (45)
Purchases (3).........................................    1,188             --       842    1,001   1,133     221         69
Sales (3).............................................    (862)            (6)     (646)    (328)   (429)    (66)       (37)
Issuances (3).........................................       --             --        --       --      --      --         --
Settlements (3).......................................       --             --        --       --      --      --         --
Transfers into Level 3 (4)............................      717             --       250       41       1      74          1
Transfers out of Level 3 (4)..........................  (1,163)             --     (284)     (71)    (79)   (202)        (2)
                                                       --------    -----------   -------   ------  ------  ------   --------
Balance at December 31,............................... $  5,269    $        62   $ 3,198   $2,513  $2,526  $  430   $    274
                                                       ========    ===========   =======   ======  ======  ======   ========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $      1    $        --   $    --   $   35  $   --  $  (1)   $      4
  Net investment gains (losses)....................... $   (40)    $        --   $    --   $  (3)  $   --  $   --   $     --
  Net derivative gains (losses)....................... $     --    $        --   $    --   $   --  $   --  $   --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                      Equity Securities    Trading and FVO Securities
                                      ----------------- --------------------------------
                                                Non-                  FVO        FVO
                                             redeemable  Actively   General   Securities             Residential  Separate
                                      Common Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                      Stock    Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                      ------ ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2013
Balance at January 1,................ $   60  $    281    $    6    $    26     $   --    $    252    $     --    $   940
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --        --        --          5         --          --           1         --
   Net investment gains (losses).....     20      (30)        --          6         --        (23)          --         42
   Net derivative gains (losses).....     --        --        --         --         --          --          --         --
  OCI................................    (5)        84        --         --         --          19          --         --
Purchases (3)........................      5        17         9         --         --         174         339        185
Sales (3)............................   (31)      (74)        --       (23)         --       (247)         (2)      (204)
Issuances (3)........................     --        --        --         --         --          --          --         72
Settlements (3)......................     --        --        --         --         --          --          --         --
Transfers into Level 3 (4)...........      1        --        --         --         --          --          --        236
Transfers out of Level 3 (4).........     --        --       (3)         --         --          --          --       (62)
                                      ------  --------    ------    -------     ------    --------    --------    -------
Balance at December 31,.............. $   50  $    278    $   12    $    14     $   --    $    175    $    338    $ 1,209
                                      ======  ========    ======    =======     ======    ========    ========    =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.............. $   --  $     --    $   --    $     5     $   --    $     --    $      1    $    --
  Net investment gains (losses)...... $   --  $   (17)    $   --    $    --     $   --    $      1    $     --    $    --
  Net derivative gains (losses)...... $   --  $     --    $   --    $    --     $   --    $     --    $     --    $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                        Net Derivatives (7)
                                                  -------------------------------
                                                              Foreign
                                                              Currency                     Net                 Long-term
                                                  Interest    Exchange        Equity    Embedded     Long-term  Debt of
                                                    Rate        Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                                  --------    -------- ------ ------ --------------- --------- ----------
                                                                             (In millions)
Year Ended December 31, 2013
Balance at January 1,............................ $    58     $    37  $  33  $   --   $     (109)   $     --  $    (44)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.........................      --          --     --      --            --         --         --
   Net investment gains (losses).................      --          --     --      --            --         --        (2)
   Net derivative gains (losses).................     (3)        (24)    (8)      --           102         --         --
  OCI............................................    (44)          --     --      --            --         --         --
Purchases (3)....................................      --          --     --      --            --         --         --
Sales (3)........................................      --          --     --      --            --         --         --
Issuances (3)....................................      --          --    (1)      --            --       (43)         --
Settlements (3)..................................    (12)           1    (1)      --            55         --         18
Transfers into Level 3 (4).......................      --          --     --      --            --         --         --
Transfers out of Level 3 (4).....................      --          --     --      --            --         --         --
                                                  -------     -------  -----  ------   -----------   --------  ---------
Balance at December 31,.......................... $   (1)     $    14  $  23  $   --   $        48   $   (43)  $    (28)
                                                  =======     =======  =====  ======   ===========   ========  =========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income.......................... $    --     $    --  $  --  $   --   $        --   $     --  $      --
  Net investment gains (losses).................. $    --     $    --  $  --  $   --   $        --   $     --  $     (2)
  Net derivative gains (losses).................. $    --     $  (24)  $ (5)  $   --   $       115   $     --  $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                          Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                      U.S.
                                                         U.S.     Treasury and   Foreign                            Foreign
                                                       Corporate     Agency     Corporate   RMBS    ABS     CMBS   Government
                                                       ---------  ------------  ---------  ------  ------  ------  ----------
                                                                                (In millions)
Year Ended December 31, 2012
Balance at January 1,................................. $  4,919     $     25    $  2,258   $  691  $1,146  $  219    $  291
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................        7           --           6       27       1      --         5
   Net investment gains (losses)......................      (2)           --        (52)      (5)     (1)     (7)       (5)
   Net derivative gains (losses)......................       --           --          --       --      --      --        --
  OCI.................................................      173           --         142      220     (3)     (3)        19
Purchases (3).........................................    1,282           47       1,213      892     953     268         2
Sales (3).............................................    (848)          (1)       (489)    (242)   (157)   (167)      (55)
Issuances (3).........................................       --           --          --       --      --      --        --
Settlements (3).......................................       --           --          --       --      --      --        --
Transfers into Level 3 (4)............................      559           --          99      131       4     104        25
Transfers out of Level 3 (4)..........................    (630)           --       (123)     (12)    (20)    (12)        --
                                                       --------     --------    --------   ------  ------  ------    ------
Balance at December 31,............................... $  5,460     $     71    $  3,054   $1,702  $1,923  $  402    $  282
                                                       ========     ========    ========   ======  ======  ======    ======
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $      4     $     --    $      5   $   27  $    1  $   --    $    5
  Net investment gains (losses)....................... $    (3)     $     --    $   (13)   $  (2)  $   --  $   --    $   --
  Net derivative gains (losses)....................... $     --     $     --    $     --   $   --  $   --  $   --    $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                      Equity Securities    Trading and FVO Securities
                                      ----------------- --------------------------------
                                                Non-                  FVO        FVO
                                             redeemable  Actively   General   Securities             Residential  Separate
                                      Common Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                      Stock    Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                      ------ ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2012
Balance at January 1,................ $  104  $    293    $   --     $   14    $    --    $    134    $      --   $ 1,082
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --        --        --         12         --          --           --        --
   Net investment gains (losses).....      7       (1)        --         --         --          --           --        84
   Net derivative gains (losses).....     --        --        --         --         --          --           --        --
  OCI................................    (7)        16        --         --         --        (19)           --        --
Purchases (3)........................     10         5         6         --         --         246           --       171
Sales (3)............................   (24)      (32)        --         --         --       (106)           --     (379)
Issuances (3)........................     --        --        --         --         --          --           --         2
Settlements (3)......................     --        --        --         --         --          --           --       (1)
Transfers into Level 3 (4)...........      1        --        --         --         --           5           --        24
Transfers out of Level 3 (4).........   (31)        --        --         --         --         (8)           --      (43)
                                      ------  --------    ------     ------    -------    --------    ---------   -------
Balance at December 31,.............. $   60  $    281    $    6     $   26    $    --    $    252    $      --   $   940
                                      ======  ========    ======     ======    =======    ========    =========   =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.............. $   --  $     --    $   --     $   12    $    --    $     --    $      --   $    --
  Net investment gains (losses)...... $  (4)  $     --    $   --     $   --    $    --    $     --    $      --   $    --
  Net derivative gains (losses)...... $   --  $     --    $   --     $   --    $    --    $     --    $      --   $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       --------------------------------------------------------------------
                                                             Net Derivatives (7)
                                                       -------------------------------
                                                                   Foreign
                                                                   Currency                     Net                 Long-term
                                                       Interest    Exchange        Equity    Embedded     Long-term  Debt of
                                                         Rate        Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                                       --------    -------- ------ ------ --------------- --------- ----------
                                                                                  (In millions)
Year Ended December 31, 2012
Balance at January 1,.................................  $  67      $    56  $   1  $  --    $    (790)     $    --   $  (116)
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................     --           --     --     --            --          --         --
   Net investment gains (losses)......................     --           --     --     --            --          --        (7)
   Net derivative gains (losses)......................     17         (19)     38     --           629          --         --
  OCI.................................................    (1)           --     --     --            --          --         --
Purchases (3).........................................     --           --     --     --            --          --         --
Sales (3).............................................     --           --     --     --            --          --         --
Issuances (3).........................................     --           --    (3)     --            --          --         --
Settlements (3).......................................   (25)           --    (3)     --            52          --         79
Transfers into Level 3 (4)............................     --           --     --     --            --          --         --
Transfers out of Level 3 (4)..........................     --           --     --     --            --          --         --
                                                        -----      -------  -----  -----    ----------     -------   --------
Balance at December 31,...............................  $  58      $    37  $  33  $  --    $    (109)     $    --   $   (44)
                                                        =====      =======  =====  =====    ==========     =======   ========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income...............................  $  --      $    --  $  --  $  --    $       --     $    --   $     --
  Net investment gains (losses).......................  $  --      $    --  $  --  $  --    $       --     $    --   $    (7)
  Net derivative gains (losses).......................  $  --      $  (19)  $  36  $  --    $      636     $    --   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of mortgage loans--FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

 Fair Value Option

   The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                       December 31,
                                                                      ---------------
                                                                        2014    2013
                                                                      ------- -------
                                                                       (In millions)
Unpaid principal balance                                              $   436 $   508
Difference between estimated fair value and unpaid principal balance.   (128)   (170)
                                                                      ------- -------
 Carrying value at estimated fair value.............................. $   308 $   338
                                                                      ======= =======
Loans in non-accrual status.......................................... $   125 $    --

  The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                       Long-term Debt                  Long-term Debt of CSEs
                                             ----------------------------------  ----------------------------------
                                             December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013
                                             ----------------- ----------------- ----------------- -----------------
                                                                          (In millions)
Contractual principal balance...............    $       115       $       123       $        26        $      42
Difference between estimated fair value and
  contractual principal balance.............              2                (1)              (13)             (14)
                                             ----------------- ----------------- ----------------- -----------------
 Carrying value at estimated fair
   value (1)................................    $       117       $       122       $        13        $      28
                                             ================= ================= ================= =================

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                              At December 31,                Years Ended December 31,
                                         -------------------------------- -----------------------------
                                             2014       2013       2012       2014      2013      2012
                                         --------   --------   --------   --------  --------  ---------
                                         Carrying Value After Measurement        Gains (Losses)
                                         -------------------------------- -----------------------------
                                                              (In millions)
Mortgage loans, net (1)................. $     94   $    175   $    361   $      2  $     24  $    (16)
Other limited partnership interests (2). $    109   $     71   $     48   $    (70) $    (40) $    (30)
Goodwill (3)............................ $     --   $     --   $     --   $     --  $     --  $    (10)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "--Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2014
                                     -------------------------------------------------------------
                                                        Fair Value Hierarchy
                                               --------------------------------------
                                                                                         Total
                                     Carrying                                          Estimated
                                      Value        Level 1      Level 2      Level 3   Fair Value
                                     --------- ----------- ------------- ------------ ------------
                                                           (In millions)
Assets
Mortgage loans...................... $  48,751 $        --  $        --  $     50,992 $     50,992
Policy loans........................ $   8,491 $        --  $       796  $      9,614 $     10,410
Real estate joint ventures.......... $      30 $        --  $        --  $         54 $         54
Other limited partnership interests. $     635 $        --  $        --  $        819 $        819
Other invested assets............... $   2,385 $        --  $     2,270  $        220 $      2,490
Premiums, reinsurance and other
 receivables........................ $  13,845 $        --  $        94  $     14,607 $     14,701
Liabilities
PABs................................ $  73,225 $        --  $        --  $     75,481 $     75,481
Long-term debt...................... $   1,897 $        --  $     2,029  $        268 $      2,297
Other liabilities................... $  20,139 $        --  $       609  $     20,133 $     20,742
Separate account liabilities........ $  60,840 $        --  $    60,840  $         -- $     60,840

                                                           December 31, 2013
                                     -------------------------------------------------------------
                                                        Fair Value Hierarchy
                                               --------------------------------------
                                                                                         Total
                                     Carrying                                          Estimated
                                      Value      Level 1      Level 2      Level 3     Fair Value
                                     --------- ----------- ------------- ------------ ------------
                                                           (In millions)
Assets
Mortgage loans...................... $  45,686 $        --  $        --  $     47,369 $     47,369
Policy loans........................ $   8,421 $        --  $       786  $      8,767 $      9,553
Real estate joint ventures.......... $      47 $        --  $        --  $         70 $         70
Other limited partnership interests. $     865 $        --  $        --  $      1,013 $      1,013
Other invested assets............... $   2,017 $        87  $     1,752  $        176 $      2,015
Premiums, reinsurance and other
 receivables........................ $  14,210 $        --  $        15  $     14,906 $     14,921
Liabilities
PABs................................ $  70,205 $        --  $        --  $     72,236 $     72,236
Long-term debt...................... $   2,655 $        --  $     2,956  $         -- $      2,956
Other liabilities................... $  19,601 $        --  $       310  $     19,787 $     20,097
Separate account liabilities........ $  57,935 $        --  $    57,935  $         -- $     57,935

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Capital leases, which are not required to be disclosed at estimated fair value, and debt carried at fair value are excluded from the preceding tables.

   Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

   Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

   The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more than likely that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.

   As discussed in Note 2, effective January 1, 2015, the Company implemented certain segment reporting changes, including revising its capital allocation methodology, which were approved by the chief operating decision maker of MetLife, Inc. in the fourth quarter of 2014. As a result, goodwill was re-tested for impairment during the fourth quarter of 2014 using estimated revised carrying amounts of the reporting units. The Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

 concluded that the fair values of all reporting units were in excess of their carrying value and, therefore, goodwill was not impaired.

   Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                                Retail   Benefits    Funding   & Other  Total
                                ------- ----------- --------- --------- ------
                                                (In millions)
  Balance at January 1, 2012
  Goodwill..................... $    37  $     68    $    2    $    4   $  111
  Accumulated impairment.......      --        --        --        --       --
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      37        68         2         4      111

  Impairments (1)..............    (10)        --        --        --     (10)

  Balance at December 31, 2012
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      27        68         2         4      101
  Balance at December 31, 2013
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      27        68         2         4      101
  Balance at December 31, 2014
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net......... $    27  $     68    $    2    $    4   $  101
                                ======= =========== ========= ========= ======

--------

(1)For the year ended December 31, 2012, a non-cash charge of $10 million, which had no impact on income taxes, was recorded in other expenses for the impairment of the entire goodwill balance for the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Long-term and Short-term Debt

   Long-term and short-term debt outstanding was as follows:

                                 Interest Rates (1)                   December 31,
                               ---------------------              ---------------------
                                             Weighted
                                   Range     Average   Maturity      2014       2013
                               ------------- -------- ----------- ---------- ----------
                                                                      (In millions)
Surplus notes --affiliated.... 3.00% - 7.38%   6.49%  2015 - 2037 $      883 $    1,100
Surplus notes................. 7.63% - 7.88%   7.83%  2015 - 2025        701        701
Mortgage loans --affiliated... 2.11% - 7.26%   5.21%  2015 - 2020        242        364
Senior notes --affiliated (2). 0.92% - 2.75%   1.97%  2021 - 2022         78         79
Other notes (3)............... 1.34% - 8.00%   3.34%  2015 - 2027        110        533
Capital lease obligations.....                                            --         23
                                                                  ---------- ----------
Total long-term debt (4)......                                         2,014      2,800
Total short-term debt.........                                           100        175
                                                                  ---------- ----------
Total.........................                                    $    2,114 $    2,975
                                                                  ========== ==========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2014.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)At December 31, 2013, the Company consolidated the MetLife Core Property Fund. During 2013, this consolidated VIE issued $373 million of long-term debt. The Company no longer consolidated the fund effective March 31, 2014. See Note 8.

(4)Excludes $13 million and $28 million of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

   The aggregate maturities of long-term debt at December 31, 2014 for the next five years and thereafter are $521 million in 2015, $3 million in 2016, $3 million in 2017, $7 million in 2018, $33 million in 2019 and $1.4 billion thereafter.

   Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

   Certain of the Company's debt instruments, as well as its credit and committed facilities, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt (continued)


Debt Repayments

   In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.

   In September 2014, the Company repaid in cash $217 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the Superintendent.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                            -----------------
                                              2014     2013
                                            -------- --------
                                              (In millions)
                  Commercial paper......... $    100 $    175
                  Average daily balance.... $    109 $    103
                  Average days outstanding.  69 days  55 days

  During the years ended December 31, 2014, 2013 and 2012, the weighted average interest rate on short-term debt was 0.10%, 0.12% and 0.17%, respectively.

Interest Expense

   Interest expense related to long-term and short-term debt included in other expenses was $150 million, $150 million and $148 million for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts include $88 million, $91 million and $89 million of interest expense related to affiliated debt for the years ended December 31, 2014, 2013 and 2012, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
 Note 8.

Credit and Committed Facilities

   At December 31, 2014, MetLife Funding, Inc. ("MetLife Funding") and MetLife, Inc. maintained a $4.0 billion unsecured credit facility and a committed facility aggregating $490 million. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facilities

   Unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed associated with these credit facilities were $4 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt (continued)


  Information on the credit facility at December 31, 2014 was as follows:

                                                     Letters of
                                          Maximum      Credit                   Unused
Borrower(s)                  Expiration    Capacity   Issued (1)   Drawdowns   Commitments
-------------------------- ------------  ---------- ------------ ----------- -------------
                                                         (In millions)
MetLife, Inc. and MetLife
  Funding, Inc............  May 2019 (2) $    4,000   $    684     $    --    $    3,316

--------

(1)MetLife, Inc. and MetLife Funding, a wholly owned subsidiary of Metropolitan Life Insurance Company, are severally liable for their respective obligations under such unsecured credit facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2014 and is not responsible for any reimbursement obligations under such letters of credit.

(2)In May 2014, MetLife, Inc. and MetLife Funding entered into a $4.0 billion five-year unsecured credit agreement, which amended and restated both the five-year $3.0 billion and the five-year $1.0 billion unsecured credit agreements in their entireties into a single agreement (the "2014 Five-Year Credit Agreement"). The credit facility made available by the 2014 Five-Year Credit Agreement may be used for general corporate purposes (including in the case of loans, to back up commercial paper and, in the case of letters of credit, to support variable annuity policy and reinsurance reserve requirements). All borrowings under the 2014 Five-Year Credit Agreement must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020. The Company incurred costs of $3 million related to the 2014 Five-Year Credit Agreement, which were capitalized and included in other assets. These costs are being amortized over the remaining term of the 2014 Five-Year Credit Agreement.

 Committed Facility

   The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with this committed facility were $4 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in other expenses. Information on the committed facility at December 31, 2014 was as follows:

                                                      Letters of
                                           Maximum      Credit                   Unused
Account Party/Borrower(s)    Expiration     Capacity   Issued (1)   Drawdowns   Commitments
-------------------------  ------------   ---------- ------------ ----------- -------------
                                                          (In millions)
MetLife, Inc. & Missouri
  Reinsurance, Inc........  June 2016 (2)  $    490    $    490     $    --      $    --

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $490 million in letters of credit at December 31, 2014.

(2)Commencing in December 2015 and extending through March 2016, the capacity will grade down from $490 million to $200 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Stock-Based Compensation Plans

 Overview

   In accordance with a service agreement with an affiliate, the Company was allocated a proportionate share of stock-based compensation expenses. The stock-based compensation expenses recognized by the Company are related to awards under MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.
 Description of Plan -- General Terms

   Under the 2005 Stock Plan, awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

   The expense related to stock-based compensation included in other expenses was $100 million, $122 million and $127 million for the years ended
 December 31, 2014, 2013 and 2012, respectively.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratios for Metropolitan Life Insurance Company and each of its insurance subsidiaries were in excess of 350% for all periods presented.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Department of Financial Services issues an annual "Special Considerations" circular letter to New York licensed insurers requiring tests to be performed as part of insurers' year-end asset adequacy testing. The Department of Financial Services issued its 2014 Special Considerations letter on October 10, 2014, which was substantially similar to the 2013 letter. The letter mandates the use of certain assumptions in asset adequacy testing. In 2013, MLIC established a three-year grade-in schedule for the amount of LTC reserves required as a result of the new assumptions. In 2014, MLIC established an additional schedule, reflecting current economic conditions, liabilities and assets. The following table summarizes the two schedules of strengthening:

                             2013 Schedule 2014 Schedule Combined Schedule
                             ------------- ------------- -----------------
                                             (In millions)
     2013 Strengthening.....    $  300           N/A          $  300
     2014 Strengthening.....    $  200        $  100          $  300
     2015 Strengthening (1).    $  100        $  100          $  200
     2016 Strengthening (1).       N/A        $  100          $  100

--------

(1)The actual 2015 and 2016 amounts may differ from those originally estimated in 2013 and 2014 due to changes in economic conditions, regulations, or policyholder behavior.

  The tables below present amounts from Metropolitan Life Insurance Company and its insurance subsidiaries, which are derived from the most recent statutory-basis financial statements as filed with the insurance regulators.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
Company                                  State of Domicile   2014    2013    2012
---------------------------------------- ----------------- -------- ------ --------
                                                                (In millions)
Metropolitan Life Insurance Company.....     New York      $  1,487 $  369 $  1,320
New England Life Insurance Company......   Massachusetts   $    303 $  103 $     79
General American Life Insurance Company.     Missouri      $    129 $   60 $     19

  Statutory capital and surplus was as follows at:

                                                      December 31,
                                                   -------------------
          Company                                    2014      2013
          ---------------------------------------- --------- ---------
                                                      (In millions)
          Metropolitan Life Insurance Company..... $  12,008 $  12,428
          New England Life Insurance Company...... $     675 $     571
          General American Life Insurance Company. $     867 $     818

Dividend Restrictions

  The table below sets forth dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2015            2014        2013
                                      ----------------- ------------- --------
                                      Permitted Without
 Company                                  Approval        Paid (1)    Paid (1)
 ------------------------------------ ----------------- ------------- --------
                                                        (In millions)
 Metropolitan Life Insurance Company.     $  1,200        $    821(2) $  1,428

--------

(1)Includes all amounts paid, including those requiring regulatory approval.

(2)During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company's insurance subsidiaries without regulatory approval and dividends paid:

                                               2015             2014        2013
                                         ----------------- -----------    ---------
                                         Permitted Without
Company                                    Approval (1)       Paid (2)    Paid (2)
---------------------------------------- ----------------- -----------    ---------
                                                       (In millions)
New England Life Insurance Company......   $         199   $       227(3) $      77
General American Life Insurance Company.   $          88   $        --    $      --

--------

(1)Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, New England Life Insurance Company ("NELICO") distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, unassigned funds

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

(surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  For the years ended December 31, 2014 and 2013, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $95 million and $45 million, respectively.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, net of income tax, was as follows:

                                           Unrealized                       Foreign     Defined
                                        Investment Gains     Unrealized    Currency     Benefit
                                        (Losses), Net of   Gains (Losses) Translation    Plans
                                       Related Offsets (1) on Derivatives Adjustments  Adjustment      Total
                                       ------------------- -------------- ----------- ------------- -----------
                                                                    (In millions)
Balance at December 31, 2011..........       $       4,028     $      840  $       37 $     (1,851) $     3,054
OCI before reclassifications..........               2,406          (243)        (30)         (618)       1,515
Deferred income tax benefit (expense).               (843)             87          11           217       (528)
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               5,591            684          18       (2,252)       4,041
Amounts reclassified from AOCI........                  96              2          --         (148)        (50)
Deferred income tax benefit (expense).                (33)            (1)          --            51          17
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                  63              1          --          (97)        (33)
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2012..........               5,654            685          18       (2,349)       4,008
OCI before reclassifications..........             (3,321)          (677)          22         1,396     (2,580)
Deferred income tax benefit (expense).               1,145            237         (9)         (490)         883
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               3,478            245          31       (1,443)       2,311
Amounts reclassified from AOCI........                (16)           (14)          --         (205)       (235)
Deferred income tax benefit (expense).                   6              5          --            71          82
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                (10)            (9)          --         (134)       (153)
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2013..........               3,468            236          31       (1,577)       2,158
OCI before reclassifications..........               4,095            606        (44)       (1,181)       3,476
Deferred income tax benefit (expense).             (1,409)          (212)          10           406     (1,205)
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               6,154            630         (3)       (2,352)       4,429
Amounts reclassified from AOCI........                  70            682          --           180         932
Deferred income tax benefit (expense).                (24)          (239)          --          (64)       (327)
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                  46            443          --           116         605
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2014..........       $       6,200     $    1,073  $      (3) $     (2,236) $     5,034
                                             =============     ==========  ========== ============= ===========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                               Consolidated Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
--------------------------------------------    ----------------------------   ----------------------------------------
                                                  Years Ended December 31,
                                                ----------------------------
                                                  2014        2013      2012
                                                ---------   --------- --------
                                                       (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $   (103)   $     (9) $  (136)      Net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        40          53       56      Net investment income
  Net unrealized investment gains
   (losses)....................................       (7)        (28)     (16)      Net derivative gains (losses)
                                                ---------   --------- --------
    Net unrealized investment gains
     (losses), before income tax...............      (70)          16     (96)
    Income tax (expense) benefit...............        24         (6)       33
                                                ---------   --------- --------
    Net unrealized investment gains
     (losses), net of income tax............... $    (46)   $      10 $   (63)
                                                =========   ========= ========
Unrealized gains (losses) on derivatives--
 cash flow hedges:
  Interest rate swaps.......................... $      41   $      20 $      3      Net derivative gains (losses)
  Interest rate swaps..........................         9           8        4      Net investment income
  Interest rate forwards.......................       (8)           1       --      Net derivative gains (losses)
  Interest rate forwards.......................         2           2        2      Net investment income
  Foreign currency swaps.......................     (725)        (15)      (7)      Net derivative gains (losses)
  Foreign currency swaps.......................       (2)         (3)      (5)      Net investment income
  Credit forwards..............................         1           1        1      Net investment income
                                                ---------   --------- --------
    Gains (losses) on cash flow hedges,
     before income tax.........................     (682)          14      (2)
    Income tax (expense) benefit...............       239         (5)        1
                                                ---------   --------- --------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $   (443)   $       9 $    (1)
                                                =========   ========= ========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains
   (losses).................................... $   (180)   $     274 $    246
  Amortization of prior service (costs)
   credit......................................        --        (69)     (98)
                                                ---------   --------- --------
    Amortization of defined benefit plan
     items, before income tax..................     (180)         205      148
    Income tax (expense) benefit...............        64        (71)     (51)
                                                ---------   --------- --------
    Amortization of defined benefit plan
     items, net of income tax.................. $   (116)   $     134 $     97
                                                =========   ========= ========
Total reclassifications, net of income tax..... $   (605)   $     153 $     33
                                                =========   ========= ========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $  2,257 $  2,392 $  2,426
Pension, postretirement and postemployment benefit costs...      322      364      285
Commissions................................................      828      781      769
Volume-related costs.......................................       70      253      241
Affiliated interest costs on ceded and assumed reinsurance.    1,009    1,033    1,209
Capitalization of DAC......................................    (424)    (562)    (632)
Amortization of DAC and VOBA...............................      695      261      991
Interest expense on debt...................................      151      153      152
Premium taxes, licenses and fees...........................      328      263      294
Professional services......................................    1,013      989      946
Rent and related expenses, net of sublease income..........      128      143      123
Other......................................................    (306)     (82)    (410)
                                                            -------- -------- --------
 Total other expenses...................................... $  6,071 $  5,988 $  6,394
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

  Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs. See Note 8.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                              Years Ended December 31,
                              ----------------------------------------------------------------------------------------
                                          2014                          2013                          2012
                              ----------------------------  ----------------------------  ----------------------------
                                        Lease and                     Lease and                     Lease and
                                          Asset                         Asset                         Asset
                              Severance Impairment  Total   Severance Impairment  Total   Severance Impairment  Total
                              --------- ---------- -------  --------- ---------- -------  --------- ---------- -------
                                                                    (In millions)
Balance at January 1,........  $    39    $    6   $    45   $    22    $  --    $    22   $    --    $   --   $    --
Restructuring charges........       66         8        74        87       16        103       101        18       119
Cash payments................      (74)       (8)      (82)      (70)     (10)       (80)      (79)      (18)      (97)
                               -------    ------   -------   -------    -----    -------   -------    ------   -------
Balance at December 31,......  $    31    $    6   $    37   $    39    $   6    $    45   $    22    $   --   $    22
                               =======    ======   =======   =======    =====    =======   =======    ======   =======
Total restructuring charges
 incurred since inception of
 initiative..................  $   254    $   42   $   296   $   188    $  34    $   222   $   101    $   18   $   119
                               =======    ======   =======   =======    =====    =======   =======    ======   =======

  Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016. However, such restructuring plans were not sufficiently developed to enable management to make an estimate of such restructuring charges at December 31, 2014.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2014, the majority of active participants were accruing benefits under the cash balance formula; however, 89% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans, as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Obligations and Funded Status

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2014                        2013
                                                --------------------------- ---------------------------
                                                                 Other                       Other
                                                  Pension    Postretirement   Pension    Postretirement
                                                Benefits (1)    Benefits    Benefits (1)    Benefits
                                                ------------ -------------- ------------ --------------
                                                                     (In millions)
Change in benefit obligations
Benefit obligations at January 1,..............  $    8,130    $    1,861    $    8,937    $    2,402
 Service costs.................................         183            14           214            20
 Interest costs................................         413            92           367            92
 Plan participants' contributions..............          --            30            --            30
 Net actuarial (gains) losses..................       1,461           264         (967)         (550)
 Settlements and curtailments..................        (13)           (6)            --            --
 Change in benefits and other..................         574          (16)            26            --
 Benefits paid.................................       (486)         (109)         (447)         (133)
 Foreign exchange impact.......................          --           (1)            --            --
                                                 ----------    ----------    ----------    ----------
Benefit obligations at December 31,............      10,262         2,129         8,130         1,861
                                                 ----------    ----------    ----------    ----------
Change in plan assets
Fair value of plan assets at January 1,........       7,305         1,352         7,390         1,320
 Actual return on plan assets..................       1,018           112          (20)            57
 Change in benefits and other..................         523            --            28            --
 Plan participants' contributions..............          --            30            --            30
 Employer contributions........................         390            41           354            78
 Benefits paid.................................       (486)         (109)         (447)         (133)
                                                 ----------    ----------    ----------    ----------
Fair value of plan assets at December 31,......       8,750         1,426         7,305         1,352
                                                 ----------    ----------    ----------    ----------
 Over (under) funded status at December 31,....  $  (1,512)    $    (703)    $    (825)    $    (509)
                                                 ==========    ==========    ==========    ==========
Amounts recognized in the consolidated balance
  sheets
 Other assets..................................  $       --    $       --    $      213    $       --
 Other liabilities.............................     (1,512)         (703)       (1,038)         (509)
                                                 ----------    ----------    ----------    ----------
   Net amount recognized.......................  $  (1,512)    $    (703)    $    (825)    $    (509)
                                                 ==========    ==========    ==========    ==========
AOCI
 Net actuarial (gains) losses..................  $    3,034    $      420    $    2,207    $      209
 Prior service costs (credit)..................         (2)          (10)            17             1
                                                 ----------    ----------    ----------    ----------
   AOCI, before income tax.....................  $    3,032    $      410    $    2,224    $      210
                                                 ==========    ==========    ==========    ==========
Accumulated benefit obligation.................  $    9,729           N/A    $    7,689           N/A
                                                 ==========                  ==========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $ 1.0 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows at:

                                                  December 31,
                                              ---------------------
                                                 2014       2013
                                              ---------- ----------
                                                  (In millions)
             Projected benefit obligations... $    1,981 $    1,037
             Accumulated benefit obligations. $    1,789 $      927
             Fair value of plan assets....... $      676 $       --

   Information for pension and other postretirement benefit plans with a PBO in excess of plan assets were as follows at:

                                                   December 31,
                               ----------------------------------------------------
                                          2014                      2013
                               -------------------------- -------------------------
                                               Other                     Other
                                Pension    Postretirement  Pension   Postretirement
                                Benefits      Benefits     Benefits     Benefits
                               ----------- -------------- ---------- --------------
                                                  (In millions)
Projected benefit obligations. $    10,241   $    2,129   $    1,170   $    1,863
Fair value of plan assets..... $     8,719   $    1,426   $      133   $    1,353

 Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial (gains) losses and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

..  Service Costs -- Service costs are the increase in the projected (expected)
   PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

.. Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

.. Settlement and Curtailment Costs -- The aggregate amount of net (gains) losses recognized in net periodic benefit costs is due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

.. Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

.. Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

.. Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                             Years Ended December 31,
                                      -----------------------------------------------------------------------
                                               2014                    2013                    2012
                                      ----------------------- ----------------------- -----------------------
                                                   Other                   Other                   Other
                                      Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                      Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                      -------- -------------- -------- -------------- -------- --------------
                                                                   (In millions)
Net periodic benefit costs
 Service costs....................... $    200    $    14     $    214    $    17     $    195    $    31
 Interest costs......................      437         92          366         85          383         97
 Settlement and curtailment
   costs.............................       14          2           --         --           --         --
 Expected return on plan
   assets............................    (475)       (75)        (453)       (74)        (456)       (76)
 Amortization of net actuarial
   (gains) losses....................      169         11          219         51          188         53
 Amortization of prior service
   costs (credit)....................        1        (1)            6       (69)            6       (97)
 Allocated to affiliates.............     (54)       (11)         (12)         --         (12)        (1)
                                      --------    -------     --------    -------     --------    -------
   Total net periodic benefit
     costs (credit)..................      292         32          340         10          304          7
                                      --------    -------     --------    -------     --------    -------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses........      996        222        (492)      (532)          705        232
 Prior service costs (credit)........     (18)       (12)           --         --           --         --
 Amortization of net actuarial
   (gains) losses....................    (169)       (11)        (219)       (55)        (189)       (57)
 Amortization of prior service
   (costs) credit....................      (1)          1          (6)         75          (6)        104
                                      --------    -------     --------    -------     --------    -------
   Total recognized in OCI...........      808        200        (717)      (512)          510        279
                                      --------    -------     --------    -------     --------    -------
     Total recognized in net
       periodic benefit costs and
       OCI........................... $  1,100    $   232     $  (377)    $ (502)     $    814    $   286
                                      ========    =======     ========    =======     ========    =======

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $200 million and ($1) million, and $31 million and ($4) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Assumptions

  Assumptions used in determining benefit obligations were as follows at:

                                                               December 31,
                                ---------------------------------------------------------------------------
                                                2014                                  2013
                                ------------------------------------- -------------------------------------
                                                 Other Postretirement                  Other Postretirement
                                Pension Benefits       Benefits       Pension Benefits       Benefits
                                ---------------- -------------------- ---------------- --------------------
Weighted average discount rate.      4.10%              4.10%              5.15%              5.15%
Rate of compensation increase..  2.25% - 8.50%           N/A           3.50% - 7.50%           N/A

  Assumptions used in determining net periodic benefit costs were as follows:

                                                         Years Ended December 31,
                      -----------------------------------------------------------------------------------------------
                                   2014                            2013                            2012
                      ------------------------------- ------------------------------- -------------------------------
                                           Other                           Other                           Other
                                       Postretirement                  Postretirement                  Postretirement
                      Pension Benefits    Benefits    Pension Benefits    Benefits    Pension Benefits    Benefits
                      ---------------- -------------- ---------------- -------------- ---------------- --------------
Weighted average
  discount rate......      5.15%           5.15%           4.20%           4.20%           4.95%           4.95%
Weighted average
  expected rate of
  return on plan
  assets.............      6.25%           5.70%           6.24%           5.76%           7.00%           6.26%
Rate of compensation
  increase...........  3.50% - 7.50%        N/A        3.50% - 7.50%        N/A        3.50% - 7.50%        N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2015 is currently anticipated to be 6.24% for pension benefits and 5.65% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                       December 31,
                                       -----------------------------------------------------------------------------
                                                       2014                                    2013
                                       -------------------------------------   -------------------------------------
Pre-and Post-Medicare eligible claims  6.4% for 2015, gradually decreasing     6.4% in 2014, gradually decreasing
                                       each year for Pre-Medicare until 2094   each year until 2094 reaching the
                                       reaching the ultimate rate of 4.4%      ultimate rate of 4.4% for Pre-
                                       and for Post-Medicare until 2089        Medicare and 4.6% for Post-Medicare.
                                       reaching the ultimate rate of 4.7%

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2014:

                                                          One Percent One Percent
                                                           Increase    Decrease
                                                          ----------- -----------
                                                               (In millions)
Effect on total of service and interest costs components.  $     14   $     (11)
Effect of accumulated postretirement benefit obligations.  $    302   $    (245)

   As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

 Plan Assets

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.

Level 2This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

       Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


Level 3This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and other investments that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

       Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

                                                                        December 31,
                               ----------------------------------------------------------------------------------------------
                                                       2014                                            2013
                               ----------------------------------------------------- ----------------------------------------
                                                  Postretirement    Postretirement              Postretirement Postretirement
                                    Pension           Medical            Life         Pension      Medical          Life
                               ----------------- ----------------- ----------------- ---------- -------------- --------------
                                        Actual            Actual            Actual     Actual       Actual         Actual
                               Target Allocation Target Allocation Target Allocation Allocation   Allocation     Allocation
                               ------ ---------- ------ ---------- ------ ---------- ---------- -------------- --------------
Asset Class
Fixed maturity securities (1).  75%       69%     70%       71%      --%      --%        64%          66%            --%
Equity securities (2).........  12%       15%     30%       27%      --%      --%        23%          33%            --%
Alternative securities (3)....  13%       16%     --%        2%     100%     100%        13%           1%           100%
                                         ----              ----              ----       ----         ----           ----
  Total assets................           100%              100%              100%       100%         100%           100%
                                         ====              ====              ====       ====         ====           ====

--------

(1)Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks, U.S. government bonds and exchange traded funds. Certain prior year amounts have been reclassified from equity securities into fixed maturity securities to conform to the current year presentation.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                      December 31, 2014
                            ---------------------------------------------------------------------
                                     Pension Benefits             Other Postretirement Benefits
                            ----------------------------------- ---------------------------------
                              Fair Value Hierarchy               Fair Value Hierarchy
                            -------------------------           -----------------------
                                                        Total                             Total
                                                      Estimated                         Estimated
                                                        Fair                              Fair
                            Level 1  Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                            -------- -------- ------- --------- ------- ------- ------- ---------
                                                        (In millions)
Assets
Fixed maturity securities:
 Corporate................. $     -- $  2,638 $   80  $  2,718  $   42  $  244   $  3   $    289
 U.S. government
   bonds...................    1,605      223     --     1,828     169      12     --        181
 Foreign bonds.............       --      718     17       735      --      68     --         68
 Federal agencies..........       --      254     --       254      --      35     --         35
 Municipals................       --      270     --       270      --      74     --         74
 Other (1).................       --      188      8       196      --      63     --         63
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities............    1,605    4,291    105     6,001     211     496      3        710
                            -------- -------- ------  --------  ------  ------   ----   --------
Equity securities:
 Common stock -
   domestic................      951       --     --       951     188      --     --        188
 Common stock -
   foreign.................      394       --     --       394      80      --     --         80
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total equity
     securities............    1,345       --     --     1,345     268      --     --        268
                            -------- -------- ------  --------  ------  ------   ----   --------
Other investments..........       --       24    743       767      --      --     --         --
Short-term investments.....      189      273     --       462      14     433     --        447
Money market
  securities...............       29       56     --        85      --      --     --         --
Derivative assets..........       11        7     72        90      --       1     --          1
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total assets............ $  3,179 $  4,651 $  920  $  8,750  $  493  $  930   $  3   $  1,426
                            ======== ======== ======  ========  ======  ======   ====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                                      December 31, 2013
                            ---------------------------------------------------------------------
                                     Pension Benefits             Other Postretirement Benefits
                            ----------------------------------- ---------------------------------
                              Fair Value Hierarchy               Fair Value Hierarchy
                            -------------------------           -----------------------
                                                        Total                             Total
                                                      Estimated                         Estimated
                                                        Fair                              Fair
                            Level 1  Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                            -------- -------- ------- --------- ------- ------- ------- ---------
                                                        (In millions)
Assets
Fixed maturity securities:
 Corporate................. $     -- $  1,948 $   55  $  2,003  $   77  $  170   $  1   $    248
 U.S. government
   bonds...................      868      156     --     1,024     135       5     --        140
 Foreign bonds.............       --      675     10       685      --      63     --         63
 Federal agencies..........       --      274     --       274      --      33     --         33
 Municipals................       --      206     --       206      55      15     --         70
 Other (1).................       --      460     19       479      --      54     --         54
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities............      868    3,719     84     4,671     267     340      1        608
                            -------- -------- ------  --------  ------  ------   ----   --------
Equity securities:
 Common stock -
   domestic................    1,064       21    139     1,224     196      --     --        196
 Common stock -
   foreign.................      432       --     --       432     102      --     --        102
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total equity
     securities............    1,496       21    139     1,656     298      --     --        298
                            -------- -------- ------  --------  ------  ------   ----   --------
Other investments..........       --       --    563       563      --      --     --         --
Short-term investments.....       49      290     --       339      --     439     --        439
Money market
  securities...............        1       12     --        13       4      --     --          4
Derivative assets..........       16       14     33        63      --       3     --          3
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total assets............ $  2,430 $  4,056 $  819  $  7,305  $  569  $  782   $  1   $  1,352
                            ======== ======== ======  ========  ======  ======   ====   ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      -------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------- -----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        ------------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2014
Balance at January 1,   $  55    $  10    $ 19      $  139     $  563      $  33      $  1      $  --      $  --     $  --
Realized gains
 (losses)............       3       --      --          --       (13)       (16)        --         --         --        --
Unrealized gains
 (losses)............      --       --      --          --        114         19         1         --         --        --
Purchases, sales,
 issuances and
 settlements, net....      11        5     (2)          --      (104)         34         1         --         --        --
Transfers into
 and/or out of
 Level 3.............      11        2     (9)       (139)        183          2        --         --         --        --
                        -----    -----    ----      ------     ------      -----      ----      -----      -----     -----
Balance at
 December 31,........   $  80    $  17    $  8      $   --     $  743      $  72      $  3      $  --      $  --     $  --
                        =====    =====    ====      ======     ======      =====      ====      =====      =====     =====

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      -------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------- -----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        ------------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2013
Balance at January 1,   $  18    $   7    $   7     $  129     $  419      $   1      $  4      $   1      $   3     $  --
Realized gains
 (losses)............      --       --       --        (1)         --        (2)        --         --        (3)        --
Unrealized gains
 (losses)............     (2)        1       --          9         56       (17)        --         --          4        --
Purchases, sales,
 issuances and
 settlements, net....      17      (3)       11          2       (58)         51       (3)        (1)        (4)        --
Transfers into
 and/or out of
 Level 3.............      22        5        1         --        146         --        --         --         --        --
                        -----    -----    -----     ------     ------      -----      ----      -----      -----     -----
Balance at
 December 31,........   $  55    $  10    $  19     $  139     $  563      $  33      $  1      $  --      $  --     $  --
                        =====    =====    =====     ======     ======      =====      ====      =====      =====     =====

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      ------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------  ----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        -----------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2012
Balance at January 1,   $  30    $  5     $  2      $  194     $  501       $  4      $  4       $  1      $  5      $   1
Realized gains
 (losses)............      --      --       --         (25)        52          4        --         --        (2)         2
Unrealized gains
 (losses)............      (1)      8        1           9        (38)        (6)       --         --         2         (2)
Purchases, sales,
 issuances and
 settlements, net....     (11)     (6)       4         (49)       (96)        (1)       --         --        (2)        (1)
Transfers into
 and/or out of
 Level 3.............      --      --       --          --         --         --        --         --        --         --
                        -----    ----     ----      ------     ------       ----      ----       ----      ----      -----
Balance at
 December 31,........   $  18    $  7     $  7      $  129     $  419       $  1      $  4       $  1      $  3      $  --
                        =====    ====     ====      ======     ======       ====      ====       ====      ====      =====

--------

(1)Other includes ABS and collateralized mortgage obligations.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2015. The Company expects to make discretionary contributions to the qualified pension plan of $300 million in 2015. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2015.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2015 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits Other Postretirement Benefits
                      ---------------- -----------------------------
                                      (In millions)
           2015...... $            490        $           81
           2016...... $            507        $           82
           2017...... $            531        $           85
           2018...... $            544        $           88
           2019...... $            565        $           92
           2020-2024. $          3,134        $          522

 Additional Information

   As previously discussed, most of the assets of the pension benefit plan are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized in the consolidated statements of operations were $50 million, $49 million and $54 million for the years ended December 31, 2014, 2013 and 2012, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.2 billion, $20 million and $867 million for the years ended December 31, 2014, 2013 and 2012, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $68 million, $84 million and $83 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     -------------------------
                                                       2014    2013     2012
                                                     -------- ------- --------
                                                           (In millions)
  Current:
   Federal.......................................... $    901 $   789 $    675
   State and local..................................        3       2        2
   Foreign..........................................       74     176      176
                                                     -------- ------- --------
     Subtotal.......................................      978     967      853
                                                     -------- ------- --------
  Deferred:
   Federal..........................................      538   (411)      346
   Foreign..........................................       16     125    (144)
                                                     -------- ------- --------
     Subtotal.......................................      554   (286)      202
                                                     -------- ------- --------
       Provision for income tax expense (benefit)... $  1,532 $   681 $  1,055
                                                     ======== ======= ========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2014     2013     2012
                                                -------- -------- --------
                                                      (In millions)
     Income (loss) from continuing operations:
      Domestic................................. $  5,335 $  2,540 $  3,153
      Foreign..................................       56      282      545
                                                -------- -------- --------
        Total.................................. $  5,391 $  2,822 $  3,698
                                                ======== ======== ========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                   Years Ended December 31,
                                                   ------------------------
                                                     2014    2013    2012
                                                   -------- ------ --------
                                                        (In millions)
    Tax provision at U.S. statutory rate.......... $  1,887 $  988 $  1,294
    Tax effect of:
     Dividend received deduction..................     (82)   (66)     (75)
     Tax-exempt income............................     (40)   (42)     (43)
     Prior year tax...............................       11     29       10
     Low income housing tax credits...............    (205)  (190)    (142)
     Other tax credits............................     (66)   (44)     (18)
     Foreign tax rate differential................       --      2        3
     Change in valuation allowance................       --    (4)       13
     Other, net...................................       27      8       13
                                                   -------- ------ --------
       Provision for income tax expense (benefit). $  1,532 $  681 $  1,055
                                                   ======== ====== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                        2014              2013
                                                  ----------------- -----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $           1,577 $           1,823
 Net operating loss carryforwards................                29                64
 Employee benefits...............................             1,015               649
 Capital loss carryforwards......................                --                14
 Tax credit carryforwards........................               979               909
 Litigation-related and government mandated......               259               223
 Other...........................................               309               349
                                                  ----------------- -----------------
   Total gross deferred income tax assets........             4,168             4,031
 Less: Valuation allowance.......................                22                72
                                                  ----------------- -----------------
   Total net deferred income tax assets..........             4,146             3,959
                                                  ----------------- -----------------
Deferred income tax liabilities:
 Investments, including derivatives..............             2,402             2,021
 Intangibles.....................................                72                77
 DAC.............................................             1,568             1,600
 Net unrealized investment gains.................             3,903             2,019
 Other...........................................                36                27
                                                  ----------------- -----------------
   Total deferred income tax liabilities.........             7,981             5,744
                                                  ----------------- -----------------
     Net deferred income tax asset (liability)... $         (3,835) $         (1,785)
                                                  ================= =================

   See Note 1 for information regarding new guidance adopted by the Company related to the presentation of an unrecognized tax benefit.

   The Company has recorded a $50 million reduction of valuation allowance as a balance sheet reclassification with other deferred tax assets. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2014.

                                Net Operating Loss Carryforwards
                                --------------------------------
                                  Domestic          State
                                 ------------   ---------------
                                       (In millions)
                    Expiration
                    2015-2019.. $         --   $            32
                    2020-2024..           --                44
                    2025-2029..           --                53
                    2030-2034..           21                 8
                    Indefinite.           --                --
                                 ------------   ---------------
                                $         21   $           137
                                 ============   ===============

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                  Tax Credit Carryforwards
               --------------------------------------------------------------
               General Business Credits Foreign Tax Credits       Other
               ------------------------ ------------------- -----------------
                                       (In millions)
   Expiration
   2015-2019..    $               --    $               --  $              --
   2020-2024..                    --                   301                 --
   2025-2029..                     4                    --                 --
   2030-2034..                   832                    --                 --
   Indefinite.                    --                    --                 32
                  ------------------    ------------------  -----------------
                  $              836    $              301  $              32
                  ==================    ==================  =================

   The Company participates in a tax sharing agreement with MetLife, Inc. as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($24) million, $157 million and ($14) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2000 through 2006 where the IRS disallowance relates predominantly to certain tax credits claimed and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)

 July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2014     2013     2012
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    532 $    532 $    525
Additions for tax positions of prior years...............................       27       50       27
Reductions for tax positions of prior years..............................     (13)      (4)      (5)
Additions for tax positions of current year..............................        3        3       --
Settlements with tax authorities.........................................      (3)     (49)     (15)
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    546 $    532 $    532
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    497 $    491 $    466
                                                                          ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014      2013    2012
                                                                  -------  -------- ------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    37  $     17 $    8

                                                                             December 31,
                                                                           ---------------
                                                                             2014    2013
                                                                           -------- ------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    265 $  228

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.

17. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  As of December 31, 2014, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $390 million.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

    Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

    Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
  (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

    The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        December 31,
                                             --------------------------------------
                                                2014         2013         2012
                                             -----------  -----------  -----------
                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.      68,460       67,983       65,812
Number of new claims during the year........       4,636        5,898        5,303
Settlement payments during the year (1)..... $      46.0  $      37.0  $      36.4

--------

(1)Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

    The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

    The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

    The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

    The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
  (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

    Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2014. The frequency and severity of claims relating to asbestos have increased, and Metropolitan Life Insurance Company has reflected this in its provisions. Accordingly, Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims to $690 million at December 31, 2014.

  Regulatory Matters

    The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC") ; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

    In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

   Sales Practices Regulatory Matters.

    Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO and GALIC. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

  Unclaimed Property Litigation

    On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On
  November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Total Control Accounts Litigation

    Metropolitan Life Insurance Company is a defendant in lawsuits related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
  2011)

    These putative class action lawsuits, which have been consolidated, raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

    This putative class action lawsuit alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. Metropolitan Life Insurance Company moved to dismiss the complaint and intends to defend this action vigorously.

  Other Litigation

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On August 8, 2014, the court denied the parties' motion for summary judgment. The court has not yet set a new trial date.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that were transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life in May 2013, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


  C-Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10,
  2013); Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013, subsequently transferred to S.D. Fla. 2013); and Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014)

    Plaintiffs filed these lawsuits against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227 ("TCPA"). The C-Mart and Cadenasso cases were voluntarily dismissed. In the Fauley case, the Illinois court certified a nationwide settlement class and approved a settlement under which Metropolitan Life Insurance Company has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and the date of the preliminary approval in August 2014.

  Robainas v. Metropolitan Life Ins. Co. and MetLife, Inc. (S.D.N.Y., December 16, 2014); International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Insurance Co. (E.D.N.Y., February 2, 2015)

    Plaintiffs filed these putative class action lawsuits on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). The complaints allege that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. MetLife intends to defend these actions vigorously.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    34 $    46
  Premium tax offsets currently available for paid assessments.      65      54
                                                                ------- -------
                                                                $    99 $   100
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    50 $    67
                                                                ======= =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


Commitments

  Leases

    The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2015....... $        223
                           2016.......          190
                           2017.......          147
                           2018.......          133
                           2019.......          110
                           Thereafter.          701
                                       ------------
                            Total..... $      1,504
                                       ============

  Total minimum rentals to be received in the future under non-cancelable subleases were $ 108 million as of December 31, 2014.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.9 billion and $3.1 billion at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.6 billion and $3.4 billion at December 31, 2014 and 2013, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $3 million at both December 31, 2014 and 2013, for indemnities, guarantees and commitments.

18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2014 and 2013 are summarized in the table below:

                                                                    Three Months Ended
                                                     ------------------------------------------------
                                                     March 31,   June 30,  September 30, December 31,
                                                     ---------- ---------- ------------- ------------
                                                                      (In millions)
2014
Total revenues...................................... $    9,037 $    9,252  $    9,857   $    10,585
Total expenses...................................... $    7,889 $    8,210  $    8,017   $     9,224
Income (loss) from continuing operations, net of
  income tax........................................ $      828 $      749  $    1,303   $       979
Income (loss) from discontinued operations, net of
  income tax........................................ $      (3) $       --  $       --   $        --
Net income (loss)................................... $      825 $      749  $    1,303   $       979
Less: Net income (loss) attributable to
  noncontrolling interests.......................... $        1 $       --  $      (7)   $         1
Net income (loss) attributable to Metropolitan Life
  Insurance Company................................. $      824 $      749  $    1,310   $       978
2013
Total revenues...................................... $    8,766 $    8,632  $    8,018   $     9,884
Total expenses...................................... $    7,843 $    7,771  $    7,758   $     9,106
Income (loss) from continuing operations, net of
  income tax........................................ $      673 $      646  $      242   $       580
Income (loss) from discontinued operations, net of
  income tax........................................ $       -- $       --  $       --   $         1
Net income (loss)................................... $      673 $      646  $      242   $       581
Less: Net income (loss) attributable to
  noncontrolling interests.......................... $      (1) $        3  $      (5)   $       (4)
Net income (loss) attributable to Metropolitan Life
  Insurance Company................................. $      674 $      643  $      247   $       585

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


19. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.4 billion and $2.6 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $129 million, $127 million and $108 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $177 million, $142 million and $113 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.8 billion, $1.4 billion and $1.6 billion for the years ended December 31, 2014, 2013 and 2012, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates, related to the items discussed above, of $169 million and $327 million at December 31, 2014 and 2013, respectively.

  See Notes 6, 8, 9 and 12 for additional information on related party transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                 Amount at
                                                    Cost or        Estimated   Which Shown on
                                               Amortized Cost (1)  Fair Value  Balance Sheet
Types of Investments                           ------------------ ------------ --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $         34,391 $     39,070 $       39,070
   Public utilities...........................             14,945       16,861         16,861
   State and political subdivision securities.              5,329        6,520          6,520
   Foreign government securities..............              3,153        3,844          3,844
   All other corporate bonds..................             71,950       77,200         77,200
                                                 ---------------- ------------ --------------
     Total bonds..............................            129,768      143,495        143,495
 Mortgage-backed and asset-backed securities..             42,804       44,302         44,302
 Redeemable preferred stock...................              1,032        1,114          1,114
                                                 ---------------- ------------ --------------
       Total fixed maturity securities........            173,604      188,911        188,911
                                                 ---------------- ------------ --------------
Trading and fair value option securities......                720          705            705
                                                 ---------------- ------------ --------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......              1,236        1,352          1,352
 Non-redeemable preferred stock...............                690          713            713
                                                 ---------------- ------------ --------------
     Total equity securities..................              1,926        2,065          2,065
                                                 ---------------- ------------ --------------
Mortgage loans held-for-investment............             49,059                      49,059
Policy loans..................................              8,491                       8,491
Real estate and real estate joint ventures....              7,595                       7,595
Real estate acquired in satisfaction of debt..                279                         279
Other limited partnership interests...........              4,926                       4,926
Short-term investments........................              4,474                       4,474
Other invested assets.........................             14,209                      14,209
                                                 ----------------              --------------
        Total investments.....................   $        265,283              $      280,714
                                                 ================              ==============

--------

(1)The Company's trading and fair value option securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------------------- -------- ----------------------- ------------ ------------ ----------------- -----------
2014
Retail.............. $  5,544    $          64,965     $  30,058    $     615     $         35     $    527
Group, Voluntary &
  Worksite Benefits.      324               20,500         8,305           --              321           --
Corporate Benefit
  Funding...........      106               40,414        57,539           --               --           41
Corporate & Other...        1                  518            --           --               --           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  5,975    $         126,397     $  95,902    $     615     $        356     $    568
                     ========    =================     =========    =========     ============     ========
2013
Retail.............. $  5,990    $          62,912     $  30,434    $     601     $         36     $    507
Group, Voluntary &
  Worksite Benefits.      333               19,460         8,575           --              236           --
Corporate Benefit
  Funding...........       93               36,452        53,489           --               --           31
Corporate & Other...       --                  581            --           --                1           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  6,416    $         119,405     $  92,498    $     601     $        273     $    538
                     ========    =================     =========    =========     ============     ========
2012
Retail.............. $  5,407    $          64,757     $  31,393    $     610     $         36     $    539
Group, Voluntary &
  Worksite Benefits.      337               19,599         8,918           --              248           --
Corporate Benefit
  Funding...........       88               38,645        54,406           --               --           38
Corporate & Other...       --                  476            (1)          --               --           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  5,832    $         123,477     $  94,716    $     610     $        284     $    577
                     ========    =================     =========    =========     ============     ========

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                          Policyholder    Amortization of
                                                          Benefits and        DAC and
                      Premiums and Universal               Claims and          VOBA
                              Life              Net     Interest Credited   Charged to       Other
                       and Investment-Type   Investment  to Policyholder       Other       Operating
Segment                Product Policy Fees     Income   Account Balances     Expenses     Expenses (1)
-------------------- ----------------------- ---------- ----------------- --------------- ------------
2014
Retail..............     $         5,640     $   5,101    $       6,170     $       652    $   2,666
Group, Voluntary &
  Worksite Benefits.              15,097         1,616           13,977              26        2,121
Corporate Benefit
  Funding...........               2,985         4,895            5,805              17          472
Corporate & Other...                 128           281               77              --        1,357
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        23,850     $  11,893    $      26,029     $       695    $   6,616
                         ===============     =========    =============     ===========    =========
2013
Retail..............     $         5,456     $   5,067    $       6,059     $       217    $   2,971
Group, Voluntary &
  Worksite Benefits.              14,420         1,618           13,346              25        1,970
Corporate Benefit
  Funding...........               2,886         4,680            5,813              19          474
Corporate & Other...                  76           420               67              --        1,517
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        22,838     $  11,785    $      25,285     $       261    $   6,932
                         ===============     =========    =============     ===========    =========
2012
Retail..............     $         5,379     $   5,113    $       6,121     $       948    $   3,067
Group, Voluntary &
  Worksite Benefits.              13,937         1,540           12,747              29        1,878
Corporate Benefit
  Funding...........               2,802         4,636            5,792              12          421
Corporate & Other...                   1           563               (1)              2        1,332
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        22,119     $  11,852    $      24,659     $       991    $   6,698
                         ===============     =========    =============     ===========    =========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                          % Amount Assumed
                          Gross Amount   Ceded     Assumed    Net Amount       to Net
                          ------------ ---------- ---------- ------------ ----------------
2014
Life insurance in-force.. $  2,935,363 $  372,886 $  830,980 $  3,393,457          24.5%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     14,135 $    1,159 $    1,630 $     14,606          11.2%
Accident and health
  insurance..............        6,828         93         43        6,778           0.6%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     20,963 $    1,252 $    1,673 $     21,384           7.8%
                          ============ ========== ========== ============
2013
Life insurance in-force.. $  2,940,853 $  401,576 $  844,946 $  3,384,223          25.0%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     13,820 $    1,187 $    1,423 $     14,056          10.1%
Accident and health
  insurance..............        6,470         97         46        6,419           0.7%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     20,290 $    1,284 $    1,469 $     20,475           7.2%
                          ============ ========== ========== ============
2012
Life insurance in-force.. $  2,914,815 $  417,026 $  785,391 $  3,283,180          23.9%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     18,982 $      756 $      794 $     19,020           4.2%
Accident and health
  insurance..............          839        535        556          860          64.7%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     19,821 $    1,291 $    1,350 $     19,880           6.8%
                          ============ ========== ========== ============

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $27.4 billion and $230.6 billion, respectively, and life insurance premiums of $54 million and $319 million, respectively.

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



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


                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)        Financial Statements


   The financial statements and financial highlights compromising each of the Investment Divisions of the Variable Account are included in Part B hereof and include:


     Report of Independent Registered Public Accounting Firm.


     Statements of Assets and Liabilities as of December 31, 2014.

     Statements of Operations for the year ended December 31, 2014.

     Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.


     Notes to the Financial Statements.


   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:


     Report of Independent Registered Public Accounting Firm.


     Consolidated Balance Sheets as of December 31, 2014 and 2013.

     Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013, and 2012.


     Notes to the Consolidated Financial Statements.

     Financial Statement Schedules.

(b)        Exhibits


   (1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987 and dated on August 31, 1987) for The New England Variable Account are incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for The New England Variable Account are incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (iii) Resolutions of the Board of Directors of Metropolitan Life Insurance Company establishing Metropolitan Life Separate Account E on September 27, 1983 is incorporated herein by reference to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 002-90380/811-04001) filed on February 27, 1996.


   (2)         None


   (3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (ii) Letter Supplement dated November 2, 2009 to the Distribution Agreement (dated August 19, 1996) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E
               (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (iii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.

     (iv) Letter Supplement dated April 1, 2010 to the Distribution Agreement (dated August 19, 1996) is incorporated herein by reference to Post- Effective No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on April 20, 2010.


     (v) Distribution Agreement between MetLife Investors Distribution Company and Metropolitan Life Insurance Company (effective May 1, 2007) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Paragon Separate Account B (File Nos. 333-133675/811-07534) filed on February 6, 2008.


     (vi) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for Metropolitan Life
               Separate Account E (File Nos. 333-83716/811-04001) filed on April 11, 2013.


   (4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.


     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
               333-11131/811-05338) filed on May 1, 1998.


     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post- Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New
               England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.


     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/ 811-05338) filed on May 1, 1998.


     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on February 26, 1999.


     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post- III-2 Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable
               Account (File Nos. 333-11131/811-05338) filed on February 26,
               1999.


     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
               333-11131/811-05338) filed on April 26, 1999.


     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for The New England Variable
               Account (File Nos. 333-11131/811-05338) filed on April 27, 2000.

     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
                333-11131/811-05338) filed on February 27, 2001.


     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02);
               Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/ 811-05338) filed on April 25, 2003.


     (xiv) Form of Endorsement: Individual Retirement Annuity Endorsement ML 408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
               333-11131/811-05338) filed on April 29, 2004.


     (xv) Form of 401(a)/403(a) Plan Endorsement ML-401-3 (5/11) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos.
                333-83716/811-04001) filed on April 12, 2012.


     (xvi) Form of 457(b) Endorsement (Governmental and Tax-Exempt) ML-457-2 (5/11) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.


   (5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.333-11131/811-05338) filed on February 26, 1999.


     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.


   (6) (i) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) is incorporated herein by reference to the initial Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on March 5, 2002.


     (ii) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective July 3, 2007, are incorporated herein by reference to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos.
                333-52366/811-04001) filed on January 17, 2008.


   (7)         None.


   (8) (i)(a)  Participation Agreement Among Variable Insurance Products Fund,
               Fidelity Distributors Corporation and Metropolitan Life Insurance Company effective July 2, 1991 is incorporated herein by reference to Post Effective Amendment No. 22 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 002-90380/811-04001) filed on April 30, 1997.


     (i)(b)     Amendment No. 1 to Participation Agreement (effective July 2,
                1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective November 1, 1991 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(c)     Amendment No. 2 to Participation Agreement (effective July 2,
                1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective December 15, 1994 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(d) Notice under Participation Agreements (effective July 2, 1991), as amended, between Variable Insurance Products Fund, Variable Insurance Products Fund II, Fidelity Distributors Corporation and Metropolitan Life Insurance Company dated June 29, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(e)     Amendment No. 3 to Participation Agreement (effective July 2,
                1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation
               effective September 5, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(f) Fourth Amendment to Amended and Restated Participation Agreement (effective July 2, 1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund I and Fidelity Distributors Corporation effective May 1, 2004 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(g) Letter of Amendment and Assignment of Participation Agreements (dated July 1, 1991, as amended) between Variable Insurance Products Fund, Fidelity Distributors Corporation and Metropolitan Life Insurance Company and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Metropolitan Life Insurance Company consented June 18, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for
               Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(h) Amendment No. 5 Dated April 28, 2008 to the Participation Agreements among Metropolitan Life Insurance Company, Variable Insurance Products Fund I and Variable Insurance Products Fund II (effective July 2, 1991, as amended), Variable Insurance Products Fund III (effective September 1, 2000, as amended), and Fidelity Variable Insurance Products V (effective May 16,
                2007) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811 -04001) filed on November 2, 2009.


     (i)(i) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and Metropolitan Life Insurance Company effective as of April 28, 2008 and First Amendment effective as of April 28, 2008 incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File Nos. 033-57320/811-06025) filed on April 18, 2008.


     (i)(j) Summary Prospectus Agreement (effective April 30, 2010) among Fidelity Distributors Corporation and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File Nos. 033-57320/811-06025) filed on April 14, 2011.


     (ii)(a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement for Metropolitan Life Separate Account E on Form N-4 (File Nos. 333-837161/04001) filed on March 5, 2002.


     (ii)(b)    First Amendment to Participation Agreement (effective April 30,
                2001) among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company effective April 30, 2007; and Second Amendment to the Participation Agreement (effective April 30,
                2001) among Met Investors Series Trust, MetLife Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company effective May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on April 20, 2009.


     (ii)(c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and Metropolitan Life Insurance Company, et al. (effective April 30, 2010) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.


     (iii)(a) Fund Participation Agreement among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life
               Separate Account E (File Nos. 333-52366/811-04001) filed on August 3, 2001.


     (iii)(b) Amendment No. 1 Dated May 1, 2006 to the Participation Agreement dated April 30, 2001 among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company; Amendment No. 2 Dated as April 28, 2008 to the

               Participation Agreement dated April 30, 2001, as Previously Amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company; and Amendment No. 3 dated as of November 10, 2008 to the Participation Agreement dated April 30, 2001, as Previously Amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (iii)(c) Amendment to Participation Agreement (effective April 30, 2010) among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2011.


     (iv)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on April 18, 2008.


     (iv)(b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, et al. (effective April 30, 2010) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.


   (9) Opinion and Consent of Counsel is incorporated herein by reference to Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


   (10) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (filed herewith)


   (11)        None


   (12)        None



   (13) (i) Powers of Attorney for Steven A. Kandarian, John C.R. Hele, Peter M. Carlson, Cheryl W. Grise, Carlos M. Gutierrez, R. Glenn Hubbard, John M. Keane, Alfred F. Kelly, Jr., Edward J. Kelly, III, William E. Kennard, James M. Kilts, Catherine R. Kinney, Denise M. Morrison, Kenton J. Sicchitano, and Lulu C. Wang, are filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS              POSITIONS AND OFFICES WITH DEPOSITOR
----------------------------------------------   ---------------------------------------------------------------
Steven A. Kandarian                              Director, Chairman of the Board, President and Chief Executive
President and Chief Executive Officer            Officer
MetLife, Inc. and Metropolitan Life Insurance
Company
1095 Avenue of the Americas
New York, NY 10036



Cheryl W. Grise                                  Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166




Carlos M. Gutierrez                 Director
Co-Chairman
Albright Stonebridge Group (ASG)
601 Thirteenth Street, N.W.
Suite 500
Washington, D.C. 20005

R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall- Room 101
3022 Broadway
New York, NY 10027-6902





John M. Keane                     Director
Senior Partner
SCP Parnters
2020 Wilson Blvd. Ste. 102-542
Arlington, VA 22201-3324





Alfred F. Kelly, Jr.                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166





Edward J. Kelly, III                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166




William E. Kennard                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166



James M. Kilts                        Director
Founding Parner
Centerview Capital
3 Greenwich Office Park, 2nd Floor
Greenwich, CT 06831



Catherine R. Kinney                              Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166




Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103




Kenton J. Sicchitano                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Lulu C. Wang                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166.


NAME                    POSITIONS WITH DEPOSITOR
---------------------   -------------------------------------------------------------
Steven A. Kandarian     Chairman of the Board, President and Chief Executive Officer



Christopher G. Townsend     President, Asia




Michel A. Khalaf     President, EMEA (Europe/Middle East/Africa Division)




John C.R. Hele     Executive Vice President and Chief Financial Officer




William J. Wheeler     President, Americas




Steven J. Goulart     Executive Vice President and Chief Investment Officer




Ricardo A. Anzaldua     Executive Vice President & General Counsel




Franciscus Hijkoop     Executive Vice President and Chief Human Resources Officer



Martin J. Lippert     Executive Vice President, Global Technology & Operations




Maria R. Morris     Executive Vice President, Global Employee Benefits





Esther Lee     Executive Vice President, Global Chief Marketing Officer





Peter M. Carlson     Executive Vice President and Chief Accounting Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.


The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of January 31, 2015, there were 727,767 owners of qualified contracts and 174,214 owners of non-qualified contract offered by the Registrant. (Metropolitan Life Insurance Company Separate Account E).



ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITERS

(a)        MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):

MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund

New England Life Retirement Investment Account

New England Variable Annuity Fund I

New England Variable Annuity Separate Account

New England Variable Life Separate Account

Separate Account No. 13S


(b) Effective April 28, 2014, MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036. Prior to April 28, 2014, New England Securities Corporation was the principal underwriter for the Contracts.




NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
--------------------   ----------------------




Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lance Carlson                  President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Peter Kyne, III                Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John G. Martinez        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647




Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036



(c)        Compensation from the Registrant with respect to Zenith Accumulator.
           The following commissions and other compensation were received by the Distributor (New England Securities Corporation from January 1, 2014 to April 27, 2014 and MetLife Investors Distribution Company from April 28, 2014 to December 31, 2014), directly or indirectly, from the Registrant with respect to Zenith Accumulator during the Registrant's last fiscal year:




                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $116,987           $0                $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant


(b)        MetLife, One Financial Center, Boston, Massachusetts 02111


(c) State Street Bank and Trust Company, 225 Franklin Street Boston, Massachusetts 02110


(d) MetLife Investors Distribution Corporation, 1095 Avenue of the Americas, New York, NY 10036


(e) Metropolitan Life Insurance Company, 1095 Avenues of the Americas, New York, NY 10036


(f)        Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY
           10166


(g)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


ITEM 31. MANAGEMENT SERVICES

Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:


(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;


(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;


(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and


(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.


                                REPRESENTATIONS

Depositor hereby makes the following representation:

Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                      SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on this 15th day of April 2015.


                                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                     (Registrant)


                                     BY: METROPOLITAN LIFE INSURANCE COMPANY
                                     (Depositor)


                                     BY: /s/ Elizabeth M. Forget
                                        ---------------------------------------
                                        Elizabeth M. Forget

                                        Executive Vice President


                                     BY: METROPOLITAN LIFE INSURANCE COMPANY
                                     (Depositor)


                                     BY: /s/ Elizabeth M. Forget
                                        ---------------------------------------
                                        Elizabeth M. Forget

                                        Executive Vice President

                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2015.


                Signature                                            Title
----------------------------------------    ------------------------------------------------------
                    *                       Chairman of the Board, President, Chief Executive
 -------------------------------------
                                            Officer and Director
           Steven A. Kandarian
                    *                       Executive Vice President and Chief Financial Officer
 -------------------------------------
              John C.R.Hele
                    *                       Executive Vice President and Chief Accounting Officer
 -------------------------------------
             Peter M. Carlson
                    *                       Director
 -------------------------------------
             Cheryl W. Grise
                    *                       Director
 -------------------------------------
           Carlos M. Gutierrez
                    *                       Director
 -------------------------------------
             R. Glenn Hubbard
                    *                       Director
 -------------------------------------
              John M. Keane
                    *                       Director
 -------------------------------------
           Alfred F. Kelly, Jr.
                    *                       Director
 -------------------------------------
           Edward J. Kelly, III
                    *                       Director
 -------------------------------------
            William E. Kennard
                    *                       Director
 -------------------------------------
              James M. Kilts


                Signature                     Title
----------------------------------------    ---------

                    *                       Director
 -------------------------------------
           Catherine R. Kinney
                    *                       Director
 -------------------------------------
            Denise M. Morrison
                    *                       Director
 -------------------------------------
           Kenton J. Sicchitano
                    *                       Director
 -------------------------------------
               Lulu C. Want

* By: /s/ Michele H. Abate
     -------------------------------------
     Michele H. Abate
     Attorney-In-Fact
     April 15, 2015

* Metropolitan Life Insurance Company. Executed by Michele H. Abate, Esq., on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX




(10) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


(13)                  Powers of Attorney